UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2017
Date of reporting period:	May 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
May 31, 2017 (unaudited)

COMMON STOCKS - 99.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.62%				Retail (continued)
TransDigm Group Inc	232,566	$62,346		TJX Cos Inc/The	283,060	$21,289
				Yum! Brands Inc	442,533	32,146
Banks - 3.10%						$183,939
Wells Fargo & Co	1,044,541	53,418		Software - 3.45%
				Microsoft Corp	851,008	59,434
Beverages - 2.02%
Anheuser-Busch InBev SA/NV ADR	297,658	34,811		TOTAL COMMON STOCKS		$1,717,079
				INVESTMENT COMPANIES - 0.47%	Shares Held	Value(000	's)
Building Materials - 0.40%				Money Market Funds - 0.47%
Martin Marietta Materials Inc	31,010	6,949		Goldman Sachs Financial Square Funds -	8,078,281	8,078
				Government Fund
Chemicals - 4.43%
Air Products & Chemicals Inc	272,606	39,272		TOTAL INVESTMENT COMPANIES		$8,078
Praxair Inc	208,096	27,529		Total Investments		$1,725,157
Sherwin-Williams Co/The	28,804	9,556		Other Assets and Liabilities - (0.07)%		$(1,159)
		$76,357		TOTAL NET ASSETS - 100.00%		$1,723,998
Commercial Services - 3.39%
Brookfield Business Partners LP	45,100	1,194
IHS Markit Ltd (a)	245,566	11,259		(a) Non-Income Producing Security
Moody's Corp	388,883	46,063
		$58,516
Diversified Financial Services - 11.92%
Charles Schwab Corp/The	790,630	30,637		Portfolio Summary (unaudited)
FNF Group	322,091	13,724		Sector		Percent
Mastercard Inc	667,454	82,017		Financial		39.12%
Visa Inc	832,001	79,231		Communications		25.14%
		$205,609		Consumer, Cyclical		10.67%
Electric - 0.51%				Consumer, Non-cyclical		9.27%
Brookfield Infrastructure Partners LP	216,742	8,778		Industrial		5.81%
				Basic Materials		4.43%
Healthcare - Products - 3.86%				Technology		3.45%
Danaher Corp	597,449	50,747		Energy		1.20%
DENTSPLY SIRONA Inc	249,577	15,853		Utilities		0.51%
		$66,600		Investment Companies		0.47%
Insurance - 11.69%				Other Assets and Liabilities		(0.07)%
Aon PLC	418,743	54,817		TOTAL NET ASSETS		100.00%
Berkshire Hathaway Inc - Class B (a)	664,180	109,776
Markel Corp (a)	37,769	36,910
		$201,503
Internet - 20.16%
Alphabet Inc - A Shares (a)	6,324	6,242
Alphabet Inc - C Shares (a)	141,869	136,884
Amazon.com Inc (a)	143,940	143,166
Facebook Inc (a)	306,341	46,398
Liberty Expedia Holdings Inc (a)	108,232	5,647
Liberty Ventures (a)	170,216	9,173
		$347,510
Media - 4.98%
Liberty Broadband Corp - C Shares (a)	335,628	29,928
Liberty Global PLC - C Shares (a)	1,881,417	55,916
		$85,844
Miscellaneous Manufacturers - 1.79%
Colfax Corp (a)	420,367	17,050
General Electric Co	508,150	13,913
		$30,963
Pipelines - 1.20%
Kinder Morgan Inc/DE	1,100,090	20,638

Real Estate - 4.81%
Brookfield Asset Management Inc	2,183,814	82,897

REITS - 7.60%
American Tower Corp	623,083	81,742
Equinix Inc	36,540	16,115
SBA Communications Corp (a)	239,613	33,110
		$130,967
Retail - 10.67%
AutoZone Inc (a)	19,284	11,685
CarMax Inc (a)	584,703	36,737
Costco Wholesale Corp	36,698	6,621
Dollar Tree Inc (a)	216,120	16,792
Restaurant Brands International Inc	337,791	20,832
Starbucks Corp	594,834	37,837

See accompanying notes

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 6.50%	Shares Held	Value(000	's)		Principal
Money Market Funds - 6.50%				BONDS (continued)	Amount (000's) Value (000's)
Morgan Stanley Institutional Liquidity Funds -	126,300,742	$126,301		Airlines (continued)
Government Portfolio				American Airlines 2016-1 Class AA Pass
				Through Trust
TOTAL INVESTMENT COMPANIES		$126,301		3.58%, 07/15/2029	$253	$258
	Principal			Southwest Airlines Co
BONDS- 33.85%	Amount (000's)	Value(000	's)	2.75%, 11/06/2019	300	305
Advertising - 0.03%				3.00%, 11/15/2026	350	341
Interpublic Group of Cos Inc/The						$921
4.20%, 04/15/2024	$50	$53		Apparel - 0.03%
Omnicom Group Inc				NIKE Inc
3.60%, 04/15/2026	500	509		3.88%, 11/01/2045	500	501
4.45%, 08/15/2020	30	32
		$594		Automobile Asset Backed Securities - 0.23%
Aerospace & Defense - 0.43%				Ally Auto Receivables Trust 2015-2
Boeing Capital Corp				1.84%, 06/15/2020	1,000	1,004
4.70%, 10/27/2019	35	37		CarMax Auto Owner Trust 2016-1
Boeing Co/The				1.61%, 11/16/2020	1,000	1,001
2.35%, 10/30/2021	1,000	1,013		Ford Credit Auto Owner Trust 2016-B
Embraer Netherlands Finance BV				1.33%, 10/15/2020	1,000	998
5.05%, 06/15/2025	250	257		Nissan Auto Receivables 2016-A Owner
Harris Corp				Trust
3.83%, 04/27/2025	200	208		1.34%, 10/15/2020	500	499
4.40%, 12/15/2020	40	43		World Omni Auto Receivables Trust 2016-A
L3 Technologies Inc				1.77%, 09/15/2021	1,000	1,003
3.95%, 05/28/2024	178	184				$4,505
4.95%, 02/15/2021	30	33		Automobile Manufacturers - 0.39%
Lockheed Martin Corp				American Honda Finance Corp
3.35%, 09/15/2021	500	523		1.60%, 07/13/2018	350	351
3.55%, 01/15/2026	190	197		1.70%, 09/09/2021	500	491
3.80%, 03/01/2045	250	245		Ford Motor Co
4.07%, 12/15/2042	30	31		4.35%, 12/08/2026	500	511
4.50%, 05/15/2036	685	755		4.75%, 01/15/2043	400	377
4.70%, 05/15/2046	60	67		Ford Motor Credit Co LLC
Northrop Grumman Corp				2.60%, 11/04/2019	500	503
3.50%, 03/15/2021	30	32		3.34%, 03/18/2021	500	510
5.05%, 11/15/2040	500	574		3.66%, 09/08/2024	725	723
Raytheon Co				5.88%, 08/02/2021	100	112
3.13%, 10/15/2020	30	31		General Motors Co
4.70%, 12/15/2041	750	853		6.60%, 04/01/2036	500	576
Spirit AeroSystems Inc				General Motors Financial Co Inc
5.25%, 03/15/2022	500	521		3.45%, 04/10/2022	500	507
United Technologies Corp				4.35%, 01/17/2027	500	506
2.30%, 05/04/2022	300	301		PACCAR Financial Corp
3.10%, 06/01/2022	500	518		2.20%, 09/15/2019	20	20
3.75%, 11/01/2046	500	487		Toyota Motor Credit Corp
4.05%, 05/04/2047	300	306		1.70%, 02/19/2019	500	501
4.50%, 04/15/2020	550	591		1.90%, 04/08/2021	500	496
4.50%, 06/01/2042	390	424		2.00%, 10/24/2018	400	403
6.13%, 07/15/2038	46	60		2.75%, 05/17/2021	500	511
		$8,291		3.30%, 01/12/2022	500	521
Agriculture - 0.21%						$7,619
Altria Group Inc				Automobile Parts & Equipment - 0.02%
4.00%, 01/31/2024	500	535		BorgWarner Inc
4.25%, 08/09/2042	150	153		4.38%, 03/15/2045	300	295
4.75%, 05/05/2021	500	547		Delphi Corp
Archer-Daniels-Midland Co				4.15%, 03/15/2024	133	141
4.02%, 04/16/2043	350	362				$436
4.48%, 03/01/2021(a)	8	9		Banks- 6.22%
Philip Morris International Inc				Australia & New Zealand Banking Group Ltd
2.75%, 02/25/2026	500	490		2.13%, 08/19/2020	300	300
2.90%, 11/15/2021	400	411		2.63%, 05/19/2022	300	301
4.13%, 03/04/2043	300	299		Australia & New Zealand Banking Group
Reynolds American Inc				Ltd/New York NY
4.45%, 06/12/2025	220	237		2.25%, 06/13/2019	550	553
6.15%, 09/15/2043	500	623		Banco Santander SA
8.13%, 06/23/2019	430	482		4.25%, 04/11/2027	400	409
		$4,148		Bank of America Corp
Airlines - 0.05%				2.25%, 04/21/2020	160	160
American Airlines 2014-1 Class A Pass				2.60%, 01/15/2019	600	606
Through Trust				2.63%, 04/19/2021	775	778
3.70%, 04/01/2028	17	17		2.65%, 04/01/2019	625	632
				3.25%, 10/21/2027	350	339
				3.30%, 01/11/2023	1,100	1,120

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Credit Suisse Group Funding Guernsey
3.50%, 04/19/2026		$335	$337	Ltd (continued)
4.00%, 04/01/2024		850	893	3.80%, 09/15/2022	$1,130	$1,171
4.24%, 04/24/2038(a)		600	614	Deutsche Bank AG
4.25%, 10/22/2026		800	828	4.10%, 01/13/2026	750	761
4.88%, 04/01/2044		450	500	4.25%, 10/14/2021	400	418
5.63%, 07/01/2020		500	548	Discover Bank
6.11%, 01/29/2037		850	1,022	3.20%, 08/09/2021	1,000	1,024
Bank of America NA				Fifth Third Bancorp
1.75%, 06/05/2018		900	902	2.88%, 07/27/2020	1,000	1,022
Bank of Montreal				4.30%, 01/16/2024	50	53
1.50%, 07/18/2019		500	496	Fifth Third Bank/Cincinnati OH
2.10%, 12/12/2019		176	177	2.25%, 06/14/2021	300	300
2.38%, 01/25/2019		500	505	2.30%, 03/15/2019	300	302
Bank of Nova Scotia/The				First Tennessee Bank NA
1.65%, 06/14/2019		500	497	2.95%, 12/01/2019	300	304
2.45%, 03/22/2021		750	756	Goldman Sachs Group Inc/The
2.80%, 07/21/2021		500	510	2.00%, 04/25/2019	500	500
Bank One Corp				2.55%, 10/23/2019	1,300	1,313
8.00%, 04/29/2027		1,000	1,331	2.60%, 04/23/2020	300	303
Barclays PLC				2.63%, 04/25/2021	500	502
2.88%, 06/08/2020		300	303	2.75%, 09/15/2020	250	253
3.25%, 01/12/2021		285	291	2.90%, 07/19/2018	500	506
4.38%, 01/12/2026		380	396	3.50%, 11/16/2026	750	747
4.84%, 05/09/2028		400	410	4.25%, 10/21/2025	500	519
5.25%, 08/17/2045		750	832	4.75%, 10/21/2045	100	109
BB&T Corp				5.15%, 05/22/2045	300	327
2.45%, 01/15/2020		500	507	5.25%, 07/27/2021	1,350	1,490
6.85%, 04/30/2019		45	49	5.95%, 01/15/2027	700	823
BNP Paribas SA				6.13%, 02/15/2033	850	1,058
2.45%, 03/17/2019		400	404	6.25%, 02/01/2041	220	284
2.70%, 08/20/2018		400	405	6.75%, 10/01/2037	150	192
BPCE SA				HSBC Bank USA NA/New York NY
4.00%, 04/15/2024		750	794	5.63%, 08/15/2035	500	600
Branch Banking & Trust Co				HSBC Holdings PLC
2.63%, 01/15/2022		1,000	1,014	3.40%, 03/08/2021	1,250	1,290
3.80%, 10/30/2026		1,000	1,056	3.90%, 05/25/2026	500	517
Capital One Financial Corp				4.25%, 08/18/2025	750	776
2.50%, 05/12/2020		400	402	6.10%, 01/14/2042	600	778
3.50%, 06/15/2023		40	41	HSBC USA Inc
4.75%, 07/15/2021		400	433	2.35%, 03/05/2020	500	504
Capital One NA/Mclean VA				3.50%, 06/23/2024	500	516
2.40%, 09/05/2019		750	752	Industrial & Commercial Bank of China
Citigroup Inc				Ltd/New York
2.15%, 07/30/2018		370	371	2.45%, 10/20/2021	350	345
2.50%, 09/26/2018		500	504	JPMorgan Chase & Co
2.75%, 04/25/2022		300	300	2.20%, 10/22/2019	1,550	1,558
2.90%, 12/08/2021		350	354	2.25%, 01/23/2020	530	532
3.30%, 04/27/2025		1,250	1,250	2.30%, 08/15/2021	750	747
4.13%, 07/25/2028		500	508	2.40%, 06/07/2021	500	501
4.60%, 03/09/2026		1,000	1,054	2.55%, 03/01/2021	1,500	1,511
4.75%, 05/18/2046		350	359	2.78%, 04/25/2023(a)	250	251
5.50%, 09/13/2025		800	894	3.13%, 01/23/2025	800	799
6.68%, 09/13/2043		300	393	3.20%, 01/25/2023	132	135
8.13%, 07/15/2039		779	1,175	3.54%, 05/01/2028(a)	500	503
Commonwealth Bank of Australia/New York				3.63%, 05/13/2024	100	104
NY				3.63%, 12/01/2027	500	497
2.05%, 03/15/2019		500	501	3.88%, 09/10/2024	25	26
Compass Bank				3.90%, 07/15/2025	750	786
3.88%, 04/10/2025		500	498	4.13%, 12/15/2026	500	521
Cooperatieve Rabobank UA				4.50%, 01/24/2022	100	108
3.88%, 02/08/2022		950	1,014	4.85%, 02/01/2044	400	457
5.25%, 08/04/2045		500	574	5.60%, 07/15/2041	70	86
Cooperatieve Rabobank UA/NY				KeyBank NA/Cleveland OH
2.25%, 01/14/2019		250	252	1.60%, 08/22/2019	500	496
3.38%, 05/21/2025		500	516	3.30%, 06/01/2025	500	510
Credit Suisse AG/New York NY				KeyCorp
3.00%, 10/29/2021		250	255	2.30%, 12/13/2018	750	755
3.63%, 09/09/2024		500	518	Korea Development Bank/The
5.40%, 01/14/2020		800	861	3.38%, 09/16/2025	500	514
Credit Suisse Group Funding Guernsey Ltd				Kreditanstalt fuer Wiederaufbau
3.75%, 03/26/2025		1,000	1,012	0.00%, 04/18/2036(b)	260	152
				1.00%, 06/11/2018	1,600	1,595

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Kreditanstalt fuer Wiederaufbau	(continued)			Skandinaviska Enskilda Banken AB
1.00%, 07/15/2019		$1,500	$1,485	1.50%, 09/13/2019	$500	$495
1.13%, 08/06/2018		1,000	998	Societe Generale SA
1.50%, 02/06/2019		500	501	2.63%, 10/01/2018	50	51
1.50%, 04/20/2020		500	498	State Street Corp
1.50%, 06/15/2021		210	207	2.55%, 08/18/2020	220	224
1.63%, 03/15/2021		1,535	1,526	2.65%, 05/19/2026	500	489
1.75%, 10/15/2019		550	553	3.10%, 05/15/2023	50	51
1.88%, 04/01/2019		1,200	1,209	3.55%, 08/18/2025	200	210
2.00%, 05/02/2025		280	276	Sumitomo Mitsui Banking Corp
2.13%, 06/15/2022		400	403	1.95%, 07/23/2018	800	802
2.13%, 01/17/2023		500	503	Sumitomo Mitsui Financial Group Inc
2.50%, 11/20/2024		300	306	2.06%, 07/14/2021	500	493
2.75%, 09/08/2020		1,100	1,136	2.44%, 10/19/2021	500	500
4.00%, 01/27/2020		100	106	2.85%, 01/11/2022	1,000	1,014
Landwirtschaftliche Rentenbank				3.45%, 01/11/2027	130	133
2.38%, 06/10/2025		750	755	Svenska Handelsbanken AB
Lloyds Bank PLC				1.88%, 09/07/2021	1,000	981
2.70%, 08/17/2020		200	204	Toronto-Dominion Bank/The
Lloyds Banking Group PLC				2.13%, 07/02/2019	750	754
4.58%, 12/10/2025		1,000	1,049	2.63%, 09/10/2018	1,000	1,012
4.65%, 03/24/2026		400	420	3.62%, 09/15/2031(a)	300	295
Manufacturers & Traders Trust Co				US Bancorp
2.10%, 02/06/2020		300	301	3.00%, 03/15/2022	50	51
Mitsubishi UFJ Financial Group Inc				3.15%, 04/27/2027	500	503
2.76%, 09/13/2026		500	482	3.60%, 09/11/2024	750	782
2.95%, 03/01/2021		750	763	US Bank NA/Cincinnati OH
Mizuho Financial Group Inc				2.13%, 10/28/2019	500	504
2.27%, 09/13/2021		300	296	Wells Fargo & Co
Morgan Stanley				2.10%, 07/26/2021	500	495
2.50%, 04/21/2021		1,000	1,001	2.60%, 07/22/2020	1,250	1,269
2.63%, 11/17/2021		1,000	1,002	3.00%, 01/22/2021	500	513
2.75%, 05/19/2022		300	301	3.00%, 04/22/2026	400	391
3.13%, 07/27/2026		640	622	3.00%, 10/23/2026	500	486
3.70%, 10/23/2024		1,000	1,032	3.30%, 09/09/2024	1,000	1,015
3.75%, 02/25/2023		100	104	3.45%, 02/13/2023	500	513
4.30%, 01/27/2045		250	255	3.58%, 05/22/2028(a)	300	304
4.35%, 09/08/2026		500	524	3.90%, 05/01/2045	620	614
4.88%, 11/01/2022		650	709	4.10%, 06/03/2026	500	520
5.50%, 07/24/2020		700	766	4.65%, 11/04/2044	1,000	1,036
5.50%, 07/28/2021		1,000	1,114	4.75%, 12/07/2046	250	264
5.75%, 01/25/2021		100	111	5.38%, 02/07/2035	250	294
6.38%, 07/24/2042		200	265	Wells Fargo Bank NA
7.30%, 05/13/2019		1,450	1,593	2.15%, 12/06/2019	250	251
National Australia Bank Ltd/New York				Westpac Banking Corp
2.13%, 05/22/2020		400	401	1.60%, 08/19/2019	500	497
2.50%, 05/22/2022		400	400	2.10%, 05/13/2021	390	387
2.63%, 07/23/2020		500	507	2.70%, 08/19/2026	500	482
Oesterreichische Kontrollbank AG				2.85%, 05/13/2026	500	489
1.50%, 10/21/2020		220	218	4.88%, 11/19/2019	50	53
2.38%, 10/01/2021		750	764			$120,771
PNC Bank NA				Beverages - 0.85%
1.60%, 06/01/2018		430	430	Anheuser-Busch InBev Finance Inc
1.85%, 07/20/2018		450	451	1.90%, 02/01/2019	1,345	1,349
2.00%, 05/19/2020		300	300	2.65%, 02/01/2021	609	618
2.70%, 11/01/2022		300	302	3.65%, 02/01/2026	1,220	1,256
PNC Financial Services Group Inc/The				4.70%, 02/01/2036	945	1,030
3.30%, 03/08/2022		400	417	4.90%, 02/01/2046	1,600	1,764
6.70%, 06/10/2019		365	399	Anheuser-Busch InBev Worldwide Inc
Royal Bank of Canada				2.20%, 08/01/2018	400	403
2.20%, 07/27/2018		1,000	1,006	3.75%, 07/15/2042	750	709
2.35%, 10/30/2020		500	504	5.00%, 04/15/2020	609	661
4.65%, 01/27/2026		500	535	6.88%, 11/15/2019	40	45
Royal Bank of Scotland Group PLC				8.20%, 01/15/2039	40	62
3.50%, 05/15/2023(a)		400	401	Coca-Cola Co/The
Santander Holdings USA Inc				2.45%, 11/01/2020	750	766
2.65%, 04/17/2020		500	500	3.15%, 11/15/2020	440	460
Santander UK Group Holdings PLC				3.30%, 09/01/2021	750	790
3.57%, 01/10/2023		500	511	Coca-Cola Femsa SAB de CV
Santander UK PLC				2.38%, 11/26/2018	540	543
3.05%, 08/23/2018		1,000	1,015	Diageo Capital PLC
				4.83%, 07/15/2020	50	54

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Diageo Investment Corp			Monsanto Co (continued)
2.88%, 05/11/2022	$780	$802	3.95%, 04/15/2045	$500	$471
Dr Pepper Snapple Group Inc			Mosaic Co/The
3.13%, 12/15/2023	500	511	5.45%, 11/15/2033	500	527
Molson Coors Brewing Co			5.63%, 11/15/2043	25	26
2.10%, 07/15/2021	500	494	Potash Corp of Saskatchewan Inc
4.20%, 07/15/2046	250	240	3.00%, 04/01/2025	150	146
PepsiCo Inc			3.63%, 03/15/2024	550	559
1.35%, 10/04/2019	750	744	PPG Industries Inc
2.38%, 10/06/2026	500	481	3.60%, 11/15/2020	50	52
2.75%, 03/05/2022	280	288	Praxair Inc
3.60%, 08/13/2042	400	384	1.25%, 11/07/2018	1,000	996
4.50%, 01/15/2020	1,000	1,070	2.20%, 08/15/2022	50	50
Pepsi-Cola Metropolitan Bottling Co Inc			Sherwin-Williams Co/The
7.00%, 03/01/2029	750	1,029	3.45%, 06/01/2027	180	182
		$16,553	Westlake Chemical Corp
Biotechnology - 0.49%			5.00%, 08/15/2046	350	367
Amgen Inc					$8,183
3.88%, 11/15/2021	500	531	Commercial Mortgage Backed Securities - 1.76%
4.10%, 06/15/2021	1,000	1,065	Citigroup Commercial Mortgage Trust 2013-
4.66%, 06/15/2051	760	784	GC15
5.70%, 02/01/2019	34	36	4.37%, 09/10/2046	500	547
5.75%, 03/15/2040	530	619	Citigroup Commercial Mortgage Trust 2015-
Baxalta Inc			GC33
3.60%, 06/23/2022	750	778	3.52%, 09/10/2058	1,000	1,039
5.25%, 06/23/2045	250	285	COMM 2012-CCRE2 Mortgage Trust
Biogen Inc			3.79%, 08/15/2045	200	209
2.90%, 09/15/2020	500	511	COMM 2012-CCRE4 Mortgage Trust
4.05%, 09/15/2025	160	169	3.25%, 10/15/2045	500	510
Celgene Corp			COMM 2013-CCRE6 Mortgage Trust
2.30%, 08/15/2018	440	443	3.10%, 03/10/2046(a)	500	512
3.88%, 08/15/2025	790	826	COMM 2014-CCRE15 Mortgage Trust
5.00%, 08/15/2045	730	799	4.07%, 02/10/2047	500	537
Gilead Sciences Inc			COMM 2014-CCRE20 Mortgage Trust
1.95%, 03/01/2022	300	294	3.59%, 11/10/2047	1,302	1,360
2.05%, 04/01/2019	40	40	COMM 2014-LC15 Mortgage Trust
2.35%, 02/01/2020	300	304	4.20%, 04/10/2047	350	374
2.95%, 03/01/2027	150	145	COMM 2014-UBS3 Mortgage Trust
3.70%, 04/01/2024	600	626	3.82%, 06/10/2047	550	580
4.00%, 09/01/2036	200	198	COMM 2015-DC1 Mortgage Trust
4.60%, 09/01/2035	590	624	2.87%, 02/10/2048	1,000	1,018
4.75%, 03/01/2046	400	425	3.08%, 02/10/2048(a)	500	504
		$9,502	COMM 2015-LC19 Mortgage Trust
Building Materials - 0.09%			3.18%, 02/10/2048(a)	500	511
Johnson Controls International plc			COMM 2015-PC1 Mortgage Trust
3.75%, 12/01/2021	755	793	3.90%, 07/10/2050	885	937
5.13%, 09/14/2045	500	575	Commercial Mortgage Loan Trust 2008-LS1
5.25%, 12/01/2041	30	33	6.11%, 12/10/2049(a)	8	8
Masco Corp			Commercial Mortgage Pass Through
4.45%, 04/01/2025	300	321	Certificates
Owens Corning			3.76%, 02/10/2049	2,000	2,113
4.20%, 12/15/2022	30	32	Fannie Mae-Aces
		$1,754	2.30%, 09/25/2022	465	460
Chemicals - 0.42%			2.48%, 04/25/2022	486	495
Agrium Inc			2.51%, 11/25/2022	1,000	1,015
5.25%, 01/15/2045	300	338	2.52%, 04/25/2023(a)	350	354
Dow Chemical Co/The			2.53%, 09/25/2024	1,500	1,505
3.50%, 10/01/2024	250	259	2.83%, 04/25/2025(a)	800	816
8.55%, 05/15/2019	500	564	2.94%, 01/25/2026	1,601	1,635
9.40%, 05/15/2039	380	628	3.12%, 08/25/2024(a)	982	1,027
Eastman Chemical Co			3.46%, 01/25/2024(a)	81	86
2.70%, 01/15/2020	550	558	4.33%, 03/25/2020	95	100
EI du Pont de Nemours & Co			Freddie Mac Multifamily Structured Pass
3.63%, 01/15/2021	750	786	Through Certificates
4.15%, 02/15/2043	50	51	2.08%, 12/25/2019(a)	13	13
6.00%, 07/15/2018	500	524	2.87%, 12/25/2021	350	362
LYB International Finance BV			3.02%, 02/25/2023(a)	87	90
4.88%, 03/15/2044	530	560	3.06%, 07/25/2023(a)	150	157
Methanex Corp			3.17%, 10/25/2024	1,000	1,049
3.25%, 12/15/2019	30	30	3.21%, 03/25/2025	1,248	1,309
Monsanto Co
2.75%, 07/15/2021	500	509

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass				WFRBS Commercial Mortgage Trust 2014-
Through Certificates (continued)				C20
3.30%, 04/25/2023		$500	$532	4.00%, 05/15/2047	$500	$535
3.30%, 07/25/2024(a)		500	529			$34,225
3.53%, 06/25/2020		335	351	Commercial Services - 0.19%
3.53%, 10/25/2023		500	535	California Institute of Technology
4.33%, 10/25/2020		500	539	4.32%, 08/01/2045	50	55
GS Mortgage Securities Trust 2011-GC5				4.70%, 11/01/2111	250	252
3.71%, 08/10/2044		375	396	Ecolab Inc
GS Mortgage Securities Trust 2013-GCJ14				5.50%, 12/08/2041	400	488
4.24%, 08/10/2046(a)		50	54	Massachusetts Institute of Technology
GS Mortgage Securities Trust 2015-GC28				3.89%, 07/01/2116	375	343
3.40%, 02/10/2048(a)		600	618	3.96%, 07/01/2038	185	200
GS Mortgage Securities Trust 2016-GS2				4.68%, 07/01/2114	100	109
3.05%, 05/10/2049(a)		1,000	1,007	Moody's Corp
JP Morgan Chase Commercial Mortgage				4.50%, 09/01/2022	500	539
Securities Trust 2006-LDP7				5.25%, 07/15/2044	90	104
5.94%, 04/17/2045(a)		2	3	S&P Global Inc
JPMBB Commercial Mortgage Securities				4.00%, 06/15/2025	350	368
Trust 2013-C14				6.55%, 11/15/2037	30	37
4.41%, 08/15/2046		500	538	Total System Services Inc
JPMBB Commercial Mortgage Securities				3.80%, 04/01/2021	500	523
Trust 2014-C18				4.80%, 04/01/2026	500	548
4.08%, 02/15/2047(a)		50	54	University of Southern California
JPMBB Commercial Mortgage Securities				5.25%, 10/01/2111	20	24
Trust 2014-C19				Western Union Co/The
3.67%, 04/15/2047		500	522	5.25%, 04/01/2020	30	32
Morgan Stanley Bank of America Merrill						$3,622
Lynch Trust 2013-C11				Computers - 0.67%
3.09%, 08/15/2046(a)		81	83	Apple Inc
4.17%, 08/15/2046(a)		1,130	1,223	1.55%, 02/07/2020	500	498
Morgan Stanley Bank of America Merrill				2.25%, 02/23/2021	625	632
Lynch Trust 2013-C12				2.30%, 05/11/2022	290	291
4.26%, 10/15/2046		500	543	2.85%, 05/06/2021	550	567
Morgan Stanley Bank of America Merrill				3.20%, 05/13/2025	560	574
Lynch Trust 2014-C14				3.25%, 02/23/2026	750	769
3.67%, 02/15/2047		500	524	3.35%, 02/09/2027	280	288
Morgan Stanley Bank of America Merrill				3.45%, 02/09/2045	300	279
Lynch Trust 2014-C15				3.85%, 05/04/2043	550	546
4.05%, 04/15/2047		580	625	4.38%, 05/13/2045	80	86
Morgan Stanley Bank of America Merrill				4.65%, 02/23/2046	170	189
Lynch Trust 2015-C20				Dell International LLC / EMC Corp
3.25%, 02/15/2048(a)		500	510	3.48%, 06/01/2019(c)	295	302
Morgan Stanley Bank of America Merrill				4.42%, 06/15/2021(c)	800	843
Lynch Trust 2015-C21				6.02%, 06/15/2026(c)	640	706
3.15%, 03/15/2048(a)		575	596	8.10%, 07/15/2036(c)	220	277
SG Commercial Mortgage Securities Trust				8.35%, 07/15/2046(c)	185	238
2016	-C5			Hewlett Packard Enterprise Co
3.05%, 10/10/2048(a)		950	942	2.85%, 10/05/2018	330	334
UBS Commercial Mortgage Trust 2012-C1				3.60%, 10/15/2020(a)	320	333
3.00%, 05/10/2045		36	36	4.90%, 10/15/2025(a)	200	212
3.40%, 05/10/2045(a)		69	73	6.20%, 10/15/2035(a)	400	432
UBS-Barclays Commercial Mortgage Trust				6.35%, 10/15/2045(a)	100	108
2012	-C3			HP Inc
3.09%, 08/10/2049(a)		50	51	4.65%, 12/09/2021	750	812
UBS-Barclays Commercial Mortgage Trust				6.00%, 09/15/2041	280	298
2012	-C4			International Business Machines Corp
2.85%, 12/10/2045(a)		100	101	1.63%, 05/15/2020	500	498
WFRBS Commercial Mortgage Trust 2012-				2.25%, 02/19/2021	140	141
C7				2.50%, 01/27/2022	500	506
2.30%, 06/15/2045		435	438	3.45%, 02/19/2026	750	771
WFRBS Commercial Mortgage Trust 2012-				4.00%, 06/20/2042	350	350
C9				4.70%, 02/19/2046	145	161
3.39%, 11/15/2045		500	518	7.00%, 10/30/2025	370	474
WFRBS Commercial Mortgage Trust 2013-				Seagate HDD Cayman
C14				4.75%, 06/01/2023	550	565
3.34%, 06/15/2046		500	517			$13,080
				Consumer Products - 0.00%
				Clorox Co/The
				3.80%, 11/15/2021	30	32
				Kimberly-Clark Corp
				2.40%, 03/01/2022	30	30

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Consumer Products (continued)			Diversified Financial Services (continued)
Kimberly-Clark Corp (continued)			Mastercard Inc
7.50%, 11/01/2018	$25	$27	2.00%, 04/01/2019	$30	$30
		$89	3.38%, 04/01/2024	150	157
Cosmetics & Personal Care - 0.11%			National Rural Utilities Cooperative Finance
Colgate-Palmolive Co			Corp
2.45%, 11/15/2021	500	510	2.85%, 01/27/2025	100	100
Procter & Gamble Co/The			3.05%, 02/15/2022	530	546
1.70%, 11/03/2021	500	497	Nomura Holdings Inc
2.30%, 02/06/2022	500	509	6.70%, 03/04/2020	500	556
5.55%, 03/05/2037	24	32	Private Export Funding Corp
Unilever Capital Corp			2.80%, 05/15/2022	500	519
4.25%, 02/10/2021	500	537	Visa Inc
		$2,085	2.20%, 12/14/2020	375	379
Credit Card Asset Backed Securities - 0.21%			3.15%, 12/14/2025	360	368
Barclays Dryrock Issuance Trust			4.15%, 12/14/2035	140	151
2.20%, 12/15/2022(a)	760	768	4.30%, 12/14/2045	240	260
Chase Issuance Trust					$14,078
1.36%, 04/15/2020	1,000	999	Electric - 1.63%
1.37%, 06/15/2021	1,000	995	Ameren Illinois Co
Citibank Credit Card Issuance Trust			2.70%, 09/01/2022	530	537
2.88%, 01/23/2023	605	626	Berkshire Hathaway Energy Co
Discover Card Execution Note Trust			3.75%, 11/15/2023	750	793
2.12%, 12/15/2021	500	505	6.13%, 04/01/2036	450	575
Synchrony Credit Card Master Note Trust			Commonwealth Edison Co
2016-2			4.70%, 01/15/2044	150	170
2.21%, 05/15/2024	250	251	Consolidated Edison Co of New York Inc
		$4,144	4.30%, 12/01/2056	750	780
Distribution & Wholesale - 0.03%			6.65%, 04/01/2019	540	586
WW Grainger Inc			6.75%, 04/01/2038	530	737
4.60%, 06/15/2045	500	538	Consumers Energy Co
			6.70%, 09/15/2019	620	687
Diversified Financial Services - 0.73%			Dominion Energy Inc
Air Lease Corp			2.50%, 12/01/2019	300	303
3.38%, 01/15/2019	50	51	4.05%, 09/15/2042	900	865
3.75%, 02/01/2022	70	73	DTE Electric Co
American Express Co			3.70%, 03/15/2045	200	197
4.05%, 12/03/2042	500	506	DTE Energy Co
American Express Credit Corp			3.50%, 06/01/2024	500	511
1.80%, 07/31/2018	500	501	Duke Energy Carolinas LLC
1.88%, 05/03/2019	500	500	4.00%, 09/30/2042	280	286
2.25%, 08/15/2019	750	755	5.30%, 02/15/2040	250	306
3.30%, 05/03/2027	500	502	6.00%, 12/01/2028	500	625
Ameriprise Financial Inc			6.45%, 10/15/2032	500	664
4.00%, 10/15/2023	775	833	Duke Energy Corp
BlackRock Inc			1.80%, 09/01/2021	500	489
3.38%, 06/01/2022	30	32	Duke Energy Florida LLC
4.25%, 05/24/2021	500	539	3.20%, 01/15/2027	500	511
5.00%, 12/10/2019	430	463	3.40%, 10/01/2046	200	187
Capital One Bank USA NA			5.65%, 06/15/2018	30	31
2.25%, 02/13/2019	400	401	Duke Energy Progress LLC
Charles Schwab Corp/The			4.38%, 03/30/2044	400	431
3.00%, 03/10/2025	300	303	Edison International
CME Group Inc			2.95%, 03/15/2023	350	353
3.00%, 03/15/2025	500	507	Emera US Finance LP
GE Capital International Funding Co			2.15%, 06/15/2019	1,000	1,001
Unlimited Co			Enel Generacion Chile SA
2.34%, 11/15/2020	500	505	4.25%, 04/15/2024	30	31
3.37%, 11/15/2025	1,000	1,044	Entergy Arkansas Inc
4.42%, 11/15/2035	1,000	1,077	3.75%, 02/15/2021	30	32
HSBC Finance Corp			Entergy Corp
6.68%, 01/15/2021	850	967	5.13%, 09/15/2020	30	33
Intercontinental Exchange Inc			Entergy Louisiana LLC
2.75%, 12/01/2020	500	510	3.12%, 09/01/2027	300	302
4.00%, 10/15/2023	25	27	3.25%, 04/01/2028	500	504
Jefferies Group LLC			Exelon Corp
6.88%, 04/15/2021	280	321	4.95%, 06/15/2035	320	345
8.50%, 07/15/2019	33	37	5.15%, 12/01/2020	500	543
Legg Mason Inc			Exelon Generation Co LLC
4.75%, 03/15/2026	500	532	4.25%, 06/15/2022	500	529
5.63%, 01/15/2044	25	26	Florida Power & Light Co
			2.75%, 06/01/2023	500	509
			4.05%, 10/01/2044	25	26
			5.65%, 02/01/2037	250	315

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Great Plains Energy Inc			Virginia Electric & Power Co
3.90%, 04/01/2027	$155	$157	3.15%, 01/15/2026	$500	$505
4.85%, 06/01/2021	30	32	4.45%, 02/15/2044	500	543
Hydro-Quebec			WEC Energy Group Inc
8.05%, 07/07/2024	530	700	3.55%, 06/15/2025	70	73
Mississippi Power Co					$31,738
4.25%, 03/15/2042	30	26	Electrical Components & Equipment - 0.02%
Nevada Power Co			Emerson Electric Co
7.13%, 03/15/2019	434	474	2.63%, 02/15/2023	30	31
NextEra Energy Capital Holdings Inc			4.88%, 10/15/2019	30	32
2.30%, 04/01/2019	300	302	5.25%, 10/15/2018	250	262
4.50%, 06/01/2021	50	54			$325
Northern States Power Co/MN			Electronics - 0.09%
5.35%, 11/01/2039	30	37	Arrow Electronics Inc
NSTAR Electric Co			4.50%, 03/01/2023	30	32
2.38%, 10/15/2022	500	500	Corning Inc
3.20%, 05/15/2027	300	305	4.25%, 08/15/2020	500	529
Oncor Electric Delivery Co LLC			Honeywell International Inc
5.25%, 09/30/2040	530	627	3.35%, 12/01/2023	500	523
Pacific Gas & Electric Co			Jabil Circuit Inc
3.75%, 02/15/2024	125	133	4.70%, 09/15/2022	30	32
5.40%, 01/15/2040	30	37	Koninklijke Philips NV
5.80%, 03/01/2037	500	633	3.75%, 03/15/2022	500	529
6.35%, 02/15/2038	400	531	5.00%, 03/15/2042	30	32
8.25%, 10/15/2018	300	326	Tyco Electronics Group SA
PacifiCorp			7.13%, 10/01/2037	37	51
5.65%, 07/15/2018	30	31			$1,728
6.00%, 01/15/2039	500	647	Environmental Control - 0.10%
PECO Energy Co			Republic Services Inc
1.70%, 09/15/2021	60	59	2.90%, 07/01/2026	500	492
2.38%, 09/15/2022	730	729	3.20%, 03/15/2025	300	304
4.15%, 10/01/2044	400	418	5.50%, 09/15/2019	25	27
Potomac Electric Power Co			Waste Management Inc
3.60%, 03/15/2024	30	31	3.50%, 05/15/2024	1,000	1,045
PPL Capital Funding Inc					$1,868
3.50%, 12/01/2022	1,000	1,037	Federal & Federally Sponsored Credit - 0.01%
PPL Electric Utilities Corp			Federal Farm Credit Banks
3.95%, 06/01/2047	300	307	1.58%, 02/17/2021	150	149
Progress Energy Inc
3.15%, 04/01/2022	40	41	Finance - Mortgage Loan/Banker - 1.73%
7.75%, 03/01/2031	500	708	Fannie Mae
PSEG Power LLC			0.00%, 10/09/2019(b)	85	82
8.63%, 04/15/2031	500	645	0.88%, 12/27/2017	650	649
Puget Energy Inc			0.88%, 08/02/2019	500	495
6.00%, 09/01/2021	500	560	1.00%, 02/26/2019	250	249
Puget Sound Energy Inc			1.00%, 08/28/2019	250	248
4.30%, 05/20/2045	400	430	1.05%, 05/25/2018	50	50
San Diego Gas & Electric Co			1.13%, 07/20/2018	500	499
3.60%, 09/01/2023	30	32	1.13%, 12/14/2018	700	698
4.50%, 08/15/2040	350	389	1.13%, 07/26/2019	2,200	2,184
South Carolina Electric & Gas Co			1.25%, 02/26/2019	2,000	1,993
5.45%, 02/01/2041	540	620	1.25%, 05/06/2021	300	295
Southern California Edison Co			1.38%, 01/28/2019	205	205
5.50%, 03/15/2040	350	433	1.38%, 02/26/2021	250	247
5.95%, 02/01/2038	30	39	1.50%, 06/22/2020	750	750
Southern Co/The			1.50%, 11/30/2020	500	498
2.35%, 07/01/2021	400	398	1.63%, 11/27/2018	125	126
2.45%, 09/01/2018	540	544	1.70%, 01/27/2020	500	500
4.40%, 07/01/2046	540	537	1.75%, 09/12/2019	1,000	1,008
Southern Power Co			1.75%, 11/26/2019	400	403
2.50%, 12/15/2021	300	299	1.88%, 09/18/2018	100	101
4.95%, 12/15/2046	300	309	1.88%, 02/19/2019	500	505
Southwestern Electric Power Co			1.88%, 12/28/2020	300	303
6.20%, 03/15/2040	390	498	1.88%, 09/24/2026	350	333
6.45%, 01/15/2019	30	32	2.00%, 01/05/2022	500	503
Southwestern Public Service Co			2.13%, 04/24/2026	1,000	975
4.50%, 08/15/2041	600	658	2.63%, 09/06/2024	500	517
TransAlta Corp			5.63%, 07/15/2037	65	89
6.50%, 03/15/2040	30	29	6.63%, 11/15/2030	500	718
Union Electric Co			7.13%, 01/15/2030	250	368
3.65%, 04/15/2045	500	489	7.25%, 05/15/2030	249	371

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Forest Products & Paper (continued)
Federal Home Loan Banks			International Paper Co
0.63%, 08/07/2018	$400	$397	3.65%, 06/15/2024	$250	$260
0.88%, 06/29/2018	1,000	996	4.40%, 08/15/2047	250	251
0.88%, 10/01/2018	750	746	7.30%, 11/15/2039	326	440
1.00%, 09/26/2019	250	248			$2,019
1.13%, 06/21/2019	500	498	Gas- 0.11%
1.13%, 07/14/2021	450	440	Atmos Energy Corp
1.25%, 01/16/2019	1,000	999	4.13%, 10/15/2044	250	256
1.38%, 11/15/2019	1,000	999	Dominion Energy Gas Holdings LLC
1.38%, 02/18/2021	500	495	3.55%, 11/01/2023	30	31
1.63%, 06/14/2019	800	804	4.60%, 12/15/2044	200	206
1.65%, 01/06/2020	300	300	NiSource Finance Corp
1.75%, 12/14/2018	750	755	6.80%, 01/15/2019	39	42
1.88%, 03/13/2020	500	505	ONE Gas Inc
2.00%, 09/14/2018	500	505	3.61%, 02/01/2024	50	52
4.13%, 03/13/2020	100	107	Sempra Energy
5.50%, 07/15/2036	50	68	2.40%, 03/15/2020	200	202
5.63%, 06/11/2021	65	75	6.00%, 10/15/2039	634	792
Freddie Mac			Southern California Gas Co
0.88%, 10/12/2018	200	199	3.15%, 09/15/2024	500	517
1.00%, 05/25/2018	650	648			$2,098
1.13%, 04/15/2019	1,000	996	Hand & Machine Tools - 0.04%
1.25%, 10/02/2019	1,500	1,494	Snap-on Inc
1.38%, 05/01/2020	500	499	3.25%, 03/01/2027	500	513
1.40%, 08/22/2019	163	163	Stanley Black & Decker Inc
1.50%, 01/17/2020	500	501	3.40%, 12/01/2021	250	262
1.75%, 05/30/2019	250	252			$775
2.38%, 01/13/2022	1,750	1,794	Healthcare - Products - 0.47%
3.75%, 03/27/2019	1,250	1,305	Abbott Laboratories
4.88%, 06/13/2018	63	65	2.00%, 03/15/2020	300	300
5.13%, 11/17/2017	70	71	2.90%, 11/30/2021	460	467
6.25%, 07/15/2032	500	711	3.75%, 11/30/2026	410	419
6.75%, 03/15/2031	43	63	4.75%, 04/15/2043	300	310
		$33,660	4.90%, 11/30/2046	310	331
Food- 0.36%			5.13%, 04/01/2019	530	560
Campbell Soup Co			Becton Dickinson and Co
4.25%, 04/15/2021	30	32	3.73%, 12/15/2024	731	745
General Mills Inc			5.00%, 11/12/2040	30	31
3.15%, 12/15/2021	30	31	Boston Scientific Corp
JM Smucker Co/The			3.85%, 05/15/2025	950	980
3.00%, 03/15/2022	300	307	6.00%, 01/15/2020	30	33
4.25%, 03/15/2035	300	310	Medtronic Inc
Kellogg Co			3.15%, 03/15/2022	1,000	1,039
2.65%, 12/01/2023	460	455	3.50%, 03/15/2025	780	814
4.00%, 12/15/2020	780	828	4.38%, 03/15/2035	234	253
Koninklijke Ahold Delhaize NV			4.63%, 03/15/2044	500	550
5.70%, 10/01/2040	30	35	5.55%, 03/15/2040	40	49
Kraft Heinz Foods Co			Stryker Corp
2.00%, 07/02/2018	330	331	3.50%, 03/15/2026	500	514
3.00%, 06/01/2026	285	273	4.38%, 05/15/2044	25	25
3.50%, 06/06/2022	1,000	1,037	Thermo Fisher Scientific Inc
3.50%, 07/15/2022	500	518	2.95%, 09/19/2026	300	293
3.95%, 07/15/2025	120	124	4.15%, 02/01/2024	600	642
4.38%, 06/01/2046	345	330	4.70%, 05/01/2020	30	32
5.20%, 07/15/2045	260	279	Zimmer Biomet Holdings Inc
5.38%, 02/10/2020	30	33	3.15%, 04/01/2022	200	203
6.50%, 02/09/2040	30	37	3.55%, 04/01/2025	500	504
Kroger Co/The					$9,094
2.95%, 11/01/2021	500	511	Healthcare - Services - 0.40%
5.15%, 08/01/2043	500	549	Aetna Inc
5.40%, 07/15/2040	30	34	6.63%, 06/15/2036	13	17
Sysco Corp			6.75%, 12/15/2037	205	281
3.30%, 07/15/2026	500	502	Anthem Inc
Tyson Foods Inc			3.50%, 08/15/2024	450	461
4.88%, 08/15/2034	350	373	4.65%, 01/15/2043	30	32
		$6,929	4.65%, 08/15/2044	650	693
Forest Products & Paper - 0.10%			Cigna Corp
Celulosa Arauco y Constitucion SA			4.00%, 02/15/2022	600	636
4.75%, 01/11/2022	500	525	Coventry Health Care Inc
Georgia-Pacific LLC			5.45%, 06/15/2021	108	120
7.75%, 11/15/2029	20	28
8.00%, 01/15/2024	400	515

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Humana Inc			Marsh & McLennan Cos Inc	(continued)
2.63%, 10/01/2019	$20	$20	2.35%, 03/06/2020		$200	$202
4.63%, 12/01/2042	500	525	MetLife Inc
Laboratory Corp of America Holdings			3.60%, 11/13/2025		750	783
4.70%, 02/01/2045	250	257	4.05%, 03/01/2045		200	202
Memorial Sloan-Kettering Cancer Center			4.72%, 12/15/2044(a)		200	222
4.13%, 07/01/2052	350	353	4.75%, 02/08/2021		750	818
4.20%, 07/01/2055	250	256	6.40%, 12/15/2066(a)		430	491
Northwell Healthcare Inc			7.72%, 02/15/2019		130	143
3.98%, 11/01/2046	500	471	PartnerRe Finance B LLC
Providence St Joseph Health Obligated			5.50%, 06/01/2020		40	44
Group			Progressive Corp/The
3.74%, 10/01/2047	500	472	3.75%, 08/23/2021		30	32
Quest Diagnostics Inc			4.35%, 04/25/2044		30	32
4.75%, 01/30/2020	12	13	Prudential Financial Inc
Trinity Health Corp			2.30%, 08/15/2018		270	272
4.13%, 12/01/2045	500	494	5.20%, 03/15/2044(a)		400	422
UnitedHealth Group Inc			5.70%, 12/14/2036		480	588
1.90%, 07/16/2018	300	301	6.63%, 12/01/2037		550	732
2.70%, 07/15/2020	300	307	7.38%, 06/15/2019		500	554
3.75%, 07/15/2025	190	201	Reinsurance Group of America Inc
4.70%, 02/15/2021	500	543	4.70%, 09/15/2023		30	33
4.75%, 07/15/2045	500	563	Travelers Cos Inc/The
6.50%, 06/15/2037	500	669	6.25%, 06/15/2037		533	709
		$7,685	Voya Financial Inc
Housewares - 0.05%			3.65%, 06/15/2026		335	338
Newell Brands Inc			XLIT Ltd
2.88%, 12/01/2019	200	204	2.30%, 12/15/2018		500	503
4.20%, 04/01/2026	750	796				$15,925
		$1,000	Internet - 0.22%
Insurance - 0.82%			Alibaba Group Holding Ltd
Aflac Inc			3.60%, 11/28/2024		1,000	1,025
3.63%, 11/15/2024	300	315	Alphabet Inc
Alleghany Corp			2.00%, 08/15/2026		500	470
4.90%, 09/15/2044	500	532	3.63%, 05/19/2021		40	43
Allstate Corp/The			Amazon.com Inc
3.28%, 12/15/2026	300	307	2.50%, 11/29/2022		40	40
5.35%, 06/01/2033	350	413	2.60%, 12/05/2019		500	510
American International Group Inc			4.80%, 12/05/2034		350	401
3.88%, 01/15/2035	300	288	Baidu Inc
3.90%, 04/01/2026	750	776	3.25%, 08/06/2018		351	356
4.80%, 07/10/2045	260	278	eBay Inc
4.88%, 06/01/2022	850	935	2.20%, 08/01/2019		1,000	1,005
Aon Corp			2.60%, 07/15/2022		450	450
5.00%, 09/30/2020	480	519				$4,300
Aon PLC			Iron & Steel - 0.07%
3.50%, 06/14/2024	250	256	Nucor Corp
4.75%, 05/15/2045	270	289	4.00%, 08/01/2023		250	266
AXA SA			Vale Overseas Ltd
8.60%, 12/15/2030	30	42	4.38%, 01/11/2022		300	305
Berkshire Hathaway Finance Corp			5.63%, 09/15/2019		380	402
4.25%, 01/15/2021	350	378	6.88%, 11/10/2039		50	54
Berkshire Hathaway Inc			Vale SA
3.13%, 03/15/2026	275	280	5.63%, 09/11/2042		350	330
3.75%, 08/15/2021	750	802				$1,357
4.50%, 02/11/2043	350	385	Leisure Products & Services - 0.03%
Chubb Corp/The			Carnival Corp
6.50%, 05/15/2038	326	448	3.95%, 10/15/2020		25	27
Chubb INA Holdings Inc			Harley-Davidson Inc
2.70%, 03/13/2023	300	302	3.50%, 07/28/2025		300	308
2.88%, 11/03/2022	500	511	Royal Caribbean Cruises Ltd
5.90%, 06/15/2019	30	32	5.25%, 11/15/2022		300	332
CNA Financial Corp						$667
5.75%, 08/15/2021	40	45	Lodging - 0.05%
First American Financial Corp			Marriott International Inc/MD
4.60%, 11/15/2024	300	304	2.30%, 01/15/2022		350	347
Lincoln National Corp			2.88%, 03/01/2021		600	612
6.15%, 04/07/2036	20	24	Wyndham Worldwide Corp
Manulife Financial Corp			3.90%, 03/01/2023		25	26
4.15%, 03/04/2026	300	319				$985
Marsh & McLennan Cos Inc
2.35%, 09/10/2019	25	25

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.15%			Media (continued)
Caterpillar Financial Services Corp			Viacom Inc
1.70%, 08/09/2021	$250	$244	3.88%, 12/15/2021	$530	$556
1.80%, 11/13/2018	750	752	4.38%, 03/15/2043	330	291
1.93%, 10/01/2021	500	493	4.85%, 12/15/2034	500	488
2.40%, 08/09/2026	250	241	Walt Disney Co/The
2.45%, 09/06/2018	500	505	1.85%, 05/30/2019	1,000	1,005
7.15%, 02/15/2019	25	27	3.75%, 06/01/2021	525	560
Caterpillar Inc			7.00%, 03/01/2032	30	42
3.40%, 05/15/2024	500	523			$17,592
3.80%, 08/15/2042	50	50	Metal Fabrication & Hardware - 0.01%
		$2,835	Precision Castparts Corp
Machinery - Diversified - 0.15%			3.90%, 01/15/2043	193	195
Cummins Inc
4.88%, 10/01/2043	25	28	Mining - 0.22%
John Deere Capital Corp			Barrick Gold Corp
1.95%, 03/04/2019	500	503	4.10%, 05/01/2023	350	381
2.75%, 03/15/2022	530	541	Barrick North America Finance LLC
2.80%, 03/06/2023	500	508	5.75%, 05/01/2043	280	337
3.35%, 06/12/2024	300	312	BHP Billiton Finance USA Ltd
Roper Technologies Inc			5.00%, 09/30/2043	500	574
2.05%, 10/01/2018	1,000	1,003	Goldcorp Inc
Xylem Inc/NY			3.63%, 06/09/2021	30	31
4.88%, 10/01/2021	17	19	3.70%, 03/15/2023	500	518
		$2,914	Newmont Mining Corp
Media- 0.91%			3.50%, 03/15/2022	500	519
21st Century Fox America Inc			6.25%, 10/01/2039	350	420
3.00%, 09/15/2022	540	551	Rio Tinto Alcan Inc
3.38%, 11/15/2026	170	170	5.75%, 06/01/2035	400	460
4.50%, 02/15/2021	500	538	6.13%, 12/15/2033	30	36
4.75%, 11/15/2046	200	207	Rio Tinto Finance USA Ltd
6.40%, 12/15/2035	50	62	9.00%, 05/01/2019	500	567
7.85%, 03/01/2039	500	709	Southern Copper Corp
CBS Corp			5.38%, 04/16/2020	40	43
3.70%, 08/15/2024	500	513	5.88%, 04/23/2045	350	367
4.85%, 07/01/2042	300	312	6.75%, 04/16/2040	100	114
5.75%, 04/15/2020	530	582			$4,367
7.88%, 07/30/2030	30	42	Miscellaneous Manufacturers - 0.31%
Charter Communications Operating LLC /			3M Co
Charter Communications Operating Capital			2.00%, 06/26/2022	500	498
5.38%, 05/01/2047(c)	500	524	5.70%, 03/15/2037	30	38
6.38%, 10/23/2035	30	35	Dover Corp
Comcast Corp			5.38%, 03/01/2041	30	37
2.75%, 03/01/2023	50	51	Eaton Corp
3.13%, 07/15/2022	575	598	2.75%, 11/02/2022	520	527
3.38%, 02/15/2025	600	621	4.15%, 11/02/2042	20	20
3.38%, 08/15/2025	300	309	General Electric Co
4.50%, 01/15/2043	25	26	2.30%, 01/14/2019	500	506
4.60%, 08/15/2045	270	291	3.15%, 09/07/2022	500	522
5.65%, 06/15/2035	500	606	4.50%, 03/11/2044	500	550
6.40%, 03/01/2040	500	667	4.63%, 01/07/2021	50	55
6.45%, 03/15/2037	1,060	1,395	5.88%, 01/14/2038	750	967
Discovery Communications LLC			6.75%, 03/15/2032	250	345
6.35%, 06/01/2040	40	43	Illinois Tool Works Inc
Grupo Televisa SAB			3.50%, 03/01/2024	540	571
5.00%, 05/13/2045	500	480	Ingersoll-Rand Luxembourg Finance SA
RELX Capital Inc			2.63%, 05/01/2020	500	506
3.13%, 10/15/2022	16	16	Parker-Hannifin Corp
Scripps Networks Interactive Inc			3.30%, 11/21/2024	300	311
3.95%, 06/15/2025	350	362	3.50%, 09/15/2022	30	32
Thomson Reuters Corp			Textron Inc
3.35%, 05/15/2026	400	400	4.00%, 03/15/2026	500	518
3.95%, 09/30/2021	200	209			$6,003
5.85%, 04/15/2040	30	35	Office & Business Equipment - 0.02%
Time Warner Cable LLC			Xerox Corp
4.50%, 09/15/2042	1,000	955	4.07%, 03/17/2022(c)	175	181
7.30%, 07/01/2038	60	77	4.50%, 05/15/2021	30	32
8.75%, 02/14/2019	830	921	6.75%, 12/15/2039	250	267
Time Warner Inc					$480
2.95%, 07/15/2026	400	377	Oil & Gas - 1.90%
3.55%, 06/01/2024	500	507	Anadarko Petroleum Corp
4.85%, 07/15/2045	500	500	6.20%, 03/15/2040	430	496
4.88%, 03/15/2020	430	461
6.20%, 03/15/2040	430	498

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Apache Corp			Petroleos Mexicanos (continued)
3.63%, 02/01/2021	$530	$552	5.50%, 06/27/2044	$530	$475
4.75%, 04/15/2043	280	285	5.63%, 01/23/2046	800	722
BP Capital Markets PLC			6.50%, 03/13/2027(c)	500	546
2.52%, 01/15/2020	500	508	6.63%, 06/15/2035	750	789
3.02%, 01/16/2027	1,000	983	6.88%, 08/04/2026	300	337
3.25%, 05/06/2022	640	663	Phillips 66
4.75%, 03/10/2019	170	179	4.88%, 11/15/2044	500	533
Canadian Natural Resources Ltd			5.88%, 05/01/2042	30	36
3.80%, 04/15/2024	750	765	Pioneer Natural Resources Co
Chevron Corp			3.95%, 07/15/2022	30	32
1.72%, 06/24/2018	350	351	Shell International Finance BV
2.19%, 11/15/2019	350	353	1.38%, 05/10/2019	605	601
2.36%, 12/05/2022	350	349	1.88%, 05/10/2021	1,045	1,037
2.42%, 11/17/2020	175	177	2.88%, 05/10/2026	155	154
2.43%, 06/24/2020	290	295	3.25%, 05/11/2025	280	288
2.95%, 05/16/2026	180	180	4.13%, 05/11/2035	60	62
3.33%, 11/17/2025	165	171	4.38%, 03/25/2020	565	604
CNOOC Finance 2013 Ltd			4.38%, 05/11/2045	500	526
3.00%, 05/09/2023	500	495	5.50%, 03/25/2040	430	521
CNOOC Nexen Finance 2014 ULC			6.38%, 12/15/2038	350	468
4.25%, 04/30/2024	500	527	Statoil ASA
ConocoPhillips			1.95%, 11/08/2018	1,000	1,004
6.00%, 01/15/2020	500	552	3.15%, 01/23/2022	300	310
6.50%, 02/01/2039	490	635	5.25%, 04/15/2019	808	858
ConocoPhillips Co			Suncor Energy Inc
2.88%, 11/15/2021	300	307	6.50%, 06/15/2038	400	512
4.95%, 03/15/2026	500	560	6.85%, 06/01/2039	13	17
Devon Energy Corp			Total Capital International SA
3.25%, 05/15/2022	300	303	2.13%, 01/10/2019	400	403
5.60%, 07/15/2041	495	539	2.88%, 02/17/2022	400	410
Ecopetrol SA			Total Capital SA
5.88%, 09/18/2023	1,040	1,138	2.13%, 08/10/2018	750	757
EOG Resources Inc			4.25%, 12/15/2021	550	595
2.63%, 03/15/2023	480	477	Valero Energy Corp
4.15%, 01/15/2026	500	533	9.38%, 03/15/2019	500	563
4.40%, 06/01/2020	40	42			$36,934
Exxon Mobil Corp			Oil & Gas Services - 0.17%
1.71%, 03/01/2019	375	376	Baker Hughes Inc
1.91%, 03/06/2020	500	503	3.20%, 08/15/2021	128	132
2.22%, 03/01/2021	500	505	7.50%, 11/15/2018	900	969
2.40%, 03/06/2022	500	505	Halliburton Co
2.71%, 03/06/2025	200	200	3.25%, 11/15/2021	530	547
3.04%, 03/01/2026	500	508	3.80%, 11/15/2025	145	150
4.11%, 03/01/2046	500	525	4.85%, 11/15/2035	530	568
Hess Corp			5.00%, 11/15/2045	230	249
4.30%, 04/01/2027	300	301	7.45%, 09/15/2039	26	36
7.13%, 03/15/2033	21	25	National Oilwell Varco Inc
7.30%, 08/15/2031	349	423	2.60%, 12/01/2022	400	395
HollyFrontier Corp			3.95%, 12/01/2042	400	341
5.88%, 04/01/2026	500	539			$3,387
Husky Energy Inc			Packaging & Containers - 0.00%
4.00%, 04/15/2024	500	512	Packaging Corp of America
Kerr-McGee Corp			4.50%, 11/01/2023	25	27
6.95%, 07/01/2024	400	476
Marathon Oil Corp			Pharmaceuticals - 1.23%
3.85%, 06/01/2025	500	498	AbbVie Inc
Marathon Petroleum Corp			2.50%, 05/14/2020	620	628
3.63%, 09/15/2024	500	505	2.90%, 11/06/2022	550	556
5.00%, 09/15/2054	200	184	3.20%, 05/14/2026	390	384
Nexen Energy ULC			3.60%, 05/14/2025	150	154
6.40%, 05/15/2037	730	927	4.30%, 05/14/2036	240	242
7.50%, 07/30/2039	39	56	4.45%, 05/14/2046	270	270
Noble Energy Inc			4.50%, 05/14/2035	220	227
4.15%, 12/15/2021	750	793	4.70%, 05/14/2045	320	331
Occidental Petroleum Corp			Actavis Inc
3.50%, 06/15/2025	500	515	6.13%, 08/15/2019	34	37
4.10%, 02/15/2047	500	497	Allergan Funding SCS
Petro-Canada			3.00%, 03/12/2020	685	700
6.80%, 05/15/2038	534	707	3.80%, 03/15/2025	1,520	1,574
Petroleos Mexicanos			4.55%, 03/15/2035	170	176
4.25%, 01/15/2025	50	49
4.88%, 01/24/2022	1,180	1,230

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)				Pharmaceuticals (continued)
Allergan Funding SCS	(continued)			Zoetis Inc
4.75%, 03/15/2045		$500	$529	3.25%, 02/01/2023	$540	$556
AmerisourceBergen Corp						$23,816
3.40%, 05/15/2024		30	31	Pipelines - 0.95%
AstraZeneca PLC				Boardwalk Pipelines LP
1.75%, 11/16/2018		750	751	3.38%, 02/01/2023	30	30
2.38%, 11/16/2020		195	197	Buckeye Partners LP
3.38%, 11/16/2025		180	184	3.95%, 12/01/2026	500	505
4.00%, 09/18/2042		300	301	4.35%, 10/15/2024	25	26
Bristol-Myers Squibb Co				Enbridge Energy Partners LP
3.25%, 08/01/2042		515	464	5.20%, 03/15/2020	24	26
Cardinal Health Inc				7.38%, 10/15/2045	70	92
4.60%, 03/15/2043		430	433	7.50%, 04/15/2038	350	447
Eli Lilly & Co				Energy Transfer LP
5.50%, 03/15/2027		530	642	4.05%, 03/15/2025	300	305
Express Scripts Holding Co				4.20%, 04/15/2027	300	306
3.90%, 02/15/2022		500	523	4.90%, 03/15/2035	500	497
4.75%, 11/15/2021		50	54	5.30%, 04/15/2047	300	303
4.80%, 07/15/2046		500	498	6.50%, 02/01/2042	530	603
GlaxoSmithKline Capital Inc				9.00%, 04/15/2019	16	18
6.38%, 05/15/2038		430	578	EnLink Midstream Partners LP
Johnson & Johnson				4.40%, 04/01/2024	200	207
1.65%, 03/01/2021		265	263	Enterprise Products Operating LLC
2.45%, 03/01/2026		225	220	3.70%, 02/15/2026	400	411
3.55%, 03/01/2036		750	765	3.75%, 02/15/2025	850	881
5.95%, 08/15/2037		75	100	4.45%, 02/15/2043	350	352
McKesson Corp				4.85%, 08/15/2042	400	428
2.70%, 12/15/2022		500	499	5.20%, 09/01/2020	430	470
4.75%, 03/01/2021		100	108	6.88%, 03/01/2033	39	50
4.88%, 03/15/2044		80	86	EQT Midstream Partners LP
Mead Johnson Nutrition Co				4.13%, 12/01/2026	500	511
4.60%, 06/01/2044		30	32	Kinder Morgan Energy Partners LP
Merck & Co Inc				3.50%, 09/01/2023	390	397
4.15%, 05/18/2043		750	792	3.95%, 09/01/2022	600	628
6.55%, 09/15/2037		290	400	4.70%, 11/01/2042	20	19
Merck Sharp & Dohme Corp				6.38%, 03/01/2041	380	430
5.00%, 06/30/2019		530	565	6.95%, 01/15/2038	383	462
Mylan Inc				Kinder Morgan Inc/DE
4.20%, 11/29/2023		30	32	3.05%, 12/01/2019	400	409
Mylan NV				5.05%, 02/15/2046	300	303
3.15%, 06/15/2021		825	841	7.75%, 01/15/2032	500	643
3.95%, 06/15/2026		240	241	Magellan Midstream Partners LP
5.25%, 06/15/2046		125	133	4.25%, 02/01/2021	750	798
Novartis Capital Corp				MPLX LP
3.40%, 05/06/2024		500	524	4.13%, 03/01/2027	140	142
4.40%, 04/24/2020		30	32	4.88%, 12/01/2024	500	537
4.40%, 05/06/2044		530	588	4.88%, 06/01/2025	100	107
Novartis Securities Investment Ltd				ONEOK Partners LP
5.13%, 02/10/2019		500	528	6.13%, 02/01/2041	30	35
Perrigo Co PLC				8.63%, 03/01/2019	530	586
5.30%, 11/15/2043		500	534	Plains All American Pipeline LP / PAA
Pfizer Inc				Finance Corp
1.95%, 06/03/2021		200	201	4.30%, 01/31/2043	100	87
3.00%, 12/15/2026		500	503	4.50%, 12/15/2026	500	515
3.40%, 05/15/2024		100	105	4.70%, 06/15/2044	30	28
4.13%, 12/15/2046		500	521	6.65%, 01/15/2037	500	571
4.30%, 06/15/2043		200	212	8.75%, 05/01/2019	170	191
5.20%, 08/12/2020		110	121	Regency Energy Partners LP / Regency
7.20%, 03/15/2039		400	587	Energy Finance Corp
Shire Acquisitions Investments Ireland DAC				5.00%, 10/01/2022	350	382
1.90%, 09/23/2019		300	299	Sabine Pass Liquefaction LLC
2.88%, 09/23/2023		300	297	5.63%, 02/01/2021(a)	200	219
3.20%, 09/23/2026		300	293	5.88%, 06/30/2026	200	226
Teva Pharmaceutical Finance IV BV				Spectra Energy Capital LLC
3.65%, 11/10/2021		750	777	8.00%, 10/01/2019	30	34
Teva Pharmaceutical Finance Netherlands III				Spectra Energy Partners LP
BV				4.75%, 03/15/2024	30	32
3.15%, 10/01/2026		1,000	939	5.95%, 09/25/2043	400	466
Wyeth LLC				Sunoco Logistics Partners Operations LP
6.50%, 02/01/2034		500	658	3.90%, 07/15/2026	500	501
				4.65%, 02/15/2022	155	166
				TransCanada PipeLines Ltd
				3.75%, 10/16/2023	30	32

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				REITS (continued)
TransCanada PipeLines Ltd	(continued)			HCP Inc (continued)
6.10%, 06/01/2040		$30	$38	3.88%, 08/15/2024	$200	$204
6.50%, 08/15/2018		30	32	4.20%, 03/01/2024	200	208
7.25%, 08/15/2038		750	1,054	Highwoods Realty LP
Williams Partners LP				3.20%, 06/15/2021	30	30
3.60%, 03/15/2022		500	514	Hospitality Properties Trust
3.90%, 01/15/2025		500	512	4.50%, 06/15/2023	500	527
4.00%, 09/15/2025		50	51	4.65%, 03/15/2024	40	42
5.10%, 09/15/2045		220	227	Host Hotels & Resorts LP
5.25%, 03/15/2020		530	574	5.25%, 03/15/2022	500	546
6.30%, 04/15/2040		30	35	6.00%, 10/01/2021	30	34
			$18,451	Kimco Realty Corp
Real Estate - 0.04%				2.70%, 03/01/2024	300	288
Brookfield Asset Management Inc				3.20%, 05/01/2021	750	766
4.00%, 01/15/2025		300	305	Liberty Property LP
Prologis LP				3.38%, 06/15/2023	40	40
2.75%, 02/15/2019		390	395	3.75%, 04/01/2025	90	92
			$700	National Retail Properties Inc
Regional Authority - 0.21%				3.60%, 12/15/2026	300	300
Province of British Columbia Canada				Omega Healthcare Investors Inc
2.00%, 10/23/2022		500	499	4.95%, 04/01/2024	30	31
2.65%, 09/22/2021		400	412	Realty Income Corp
6.50%, 01/15/2026		45	58	3.25%, 10/15/2022	500	511
Province of Manitoba Canada				4.13%, 10/15/2026	20	21
1.75%, 05/30/2019		500	501	Simon Property Group LP
3.05%, 05/14/2024		30	31	2.20%, 02/01/2019	500	503
Province of Ontario Canada				2.75%, 02/01/2023	250	250
2.50%, 09/10/2021		500	510	4.75%, 03/15/2042	164	174
3.20%, 05/16/2024		440	462	UDR Inc
4.00%, 10/07/2019		400	421	4.00%, 10/01/2025	200	207
Province of Quebec Canada				Ventas Realty LP
2.75%, 08/25/2021		540	557	3.75%, 05/01/2024	500	512
2.88%, 10/16/2024		500	514	5.70%, 09/30/2043	225	262
7.50%, 09/15/2029		36	52	Weingarten Realty Investors
Province of Saskatchewan Canada				3.38%, 10/15/2022	120	122
8.50%, 07/15/2022		17	22	Welltower Inc
			$4,039	4.50%, 01/15/2024	30	32
REITS- 0.72%				5.25%, 01/15/2022	350	386
Alexandria Real Estate Equities Inc				Weyerhaeuser Co
3.90%, 06/15/2023		750	778	4.70%, 03/15/2021	30	32
American Tower Corp				7.38%, 10/01/2019	500	558
3.38%, 10/15/2026		500	492	7.38%, 03/15/2032	30	41
4.70%, 03/15/2022		50	54			$13,995
5.90%, 11/01/2021		500	565	Retail - 1.01%
AvalonBay Communities Inc				AutoZone Inc
3.50%, 11/15/2024		1,000	1,032	3.13%, 04/21/2026	500	488
3.63%, 10/01/2020		100	104	3.75%, 06/01/2027	300	303
Boston Properties LP				Bed Bath & Beyond Inc
3.13%, 09/01/2023		20	20	3.75%, 08/01/2024	500	504
5.63%, 11/15/2020		30	33	Costco Wholesale Corp
5.88%, 10/15/2019		530	571	1.75%, 02/15/2020	250	250
CBL & Associates LP				2.15%, 05/18/2021	200	201
5.25%, 12/01/2023		200	199	2.30%, 05/18/2022	200	201
5.95%, 12/15/2026		300	298	2.75%, 05/18/2024	300	302
Crown Castle International Corp				3.00%, 05/18/2027	300	302
3.70%, 06/15/2026		510	516	CVS Health Corp
5.25%, 01/15/2023		500	558	1.90%, 07/20/2018	1,350	1,354
CubeSmart LP				2.80%, 07/20/2020	340	347
4.38%, 12/15/2023		30	32	3.50%, 07/20/2022	500	521
DDR Corp				5.13%, 07/20/2045	740	838
4.63%, 07/15/2022		130	136	Home Depot Inc/The
Duke Realty LP				2.00%, 04/01/2021	500	501
3.75%, 12/01/2024		300	310	3.75%, 02/15/2024	500	535
3.88%, 10/15/2022		530	555	4.25%, 04/01/2046	650	694
ERP Operating LP				5.88%, 12/16/2036	550	715
2.38%, 07/01/2019		300	302	Kohl's Corp
Federal Realty Investment Trust				4.00%, 11/01/2021	30	31
4.50%, 12/01/2044		300	312	4.25%, 07/17/2025	300	298
HCP Inc				Lowe's Cos Inc
3.75%, 02/01/2019		400	409	3.10%, 05/03/2027	160	160
				3.88%, 09/15/2023	30	32
				4.38%, 09/15/2045	500	535

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Macy's Retail Holdings Inc			Microsoft Corp (continued)
6.90%, 04/01/2029	$510	$555	3.30%, 02/06/2027	$490	$507
McDonald's Corp			3.45%, 08/08/2036	550	539
3.25%, 06/10/2024	175	181	3.63%, 12/15/2023	550	587
3.63%, 05/20/2021	750	789	3.70%, 08/08/2046	500	489
3.70%, 01/30/2026	115	120	3.95%, 08/08/2056	635	625
4.88%, 12/09/2045	740	819	4.10%, 02/06/2037	500	532
5.00%, 02/01/2019	100	105	4.20%, 06/01/2019	50	53
Nordstrom Inc			4.20%, 11/03/2035	360	387
5.00%, 01/15/2044	300	289	4.45%, 11/03/2045	207	226
O'Reilly Automotive Inc			4.50%, 02/06/2057	640	692
3.55%, 03/15/2026	500	506	4.75%, 11/03/2055	70	79
QVC Inc			Oracle Corp
3.13%, 04/01/2019	30	30	2.38%, 01/15/2019	600	608
Staples Inc			2.80%, 07/08/2021	500	515
4.38%, 01/12/2023	120	123	3.40%, 07/08/2024	550	573
Starbucks Corp			3.90%, 05/15/2035	130	133
2.10%, 02/04/2021	750	757	4.00%, 07/15/2046	1,000	990
Target Corp			4.38%, 05/15/2055	150	156
3.63%, 04/15/2046	300	280	5.00%, 07/08/2019	250	267
3.88%, 07/15/2020	500	530	5.38%, 07/15/2040	550	661
4.00%, 07/01/2042	500	499			$12,986
TJX Cos Inc/The			Sovereign - 1.54%
2.75%, 06/15/2021	25	26	Chile Government International Bond
Walgreens Boots Alliance Inc			3.25%, 09/14/2021	500	520
2.70%, 11/18/2019	1,000	1,015	3.88%, 08/05/2020	750	794
3.80%, 11/18/2024	500	519	Colombia Government International Bond
4.80%, 11/18/2044	500	526	7.38%, 09/18/2037	500	642
Wal-Mart Stores Inc			11.75%, 02/25/2020	300	374
3.25%, 10/25/2020	550	576	10.38%, 01/28/2033	700	1,057
3.30%, 04/22/2024	550	579	Development Bank of Japan Inc
5.63%, 04/15/2041	450	577	2.00%, 10/19/2021	350	342
6.50%, 08/15/2037	800	1,107	Export Development Canada
		$19,620	1.75%, 08/19/2019	50	50
Semiconductors - 0.34%			1.75%, 07/21/2020	750	753
Applied Materials Inc			Export-Import Bank of Korea
5.85%, 06/15/2041	500	632	1.88%, 10/21/2021	350	339
Broadcom Corp / Broadcom Cayman Finance			2.25%, 01/21/2020	500	499
Ltd			5.00%, 04/11/2022	500	552
3.00%, 01/15/2022(c)	1,200	1,209	Financing Corp
3.88%, 01/15/2027(c)	1,150	1,169	9.65%, 11/02/2018	500	558
Intel Corp			Hungary Government International Bond
2.45%, 07/29/2020	300	306	5.38%, 02/21/2023	500	556
3.15%, 05/11/2027	150	151	5.38%, 03/25/2024	500	563
3.30%, 10/01/2021	550	577	6.38%, 03/29/2021	500	564
4.90%, 07/29/2045	500	575	Israel Government AID Bond
NVIDIA Corp			5.50%, 09/18/2023	65	78
2.20%, 09/16/2021	300	298	5.50%, 04/26/2024	65	78
3.20%, 09/16/2026	500	494	5.50%, 09/18/2033	33	44
QUALCOMM Inc			Israel Government International Bond
2.25%, 05/20/2020	250	252	4.00%, 06/30/2022	650	696
2.60%, 01/30/2023	310	310	5.13%, 03/26/2019	500	531
3.25%, 05/20/2027	270	270	Japan Bank for International
3.45%, 05/20/2025	180	186	Cooperation/Japan
4.65%, 05/20/2035	70	76	2.13%, 02/10/2025	300	291
4.80%, 05/20/2045	110	119	2.25%, 11/04/2026	1,000	961
		$6,624	2.38%, 04/20/2026	500	488
Software - 0.67%			3.00%, 05/29/2024	300	310
Fidelity National Information Services Inc			Korea International Bond
3.63%, 10/15/2020	200	209	2.75%, 01/19/2027	250	248
5.00%, 10/15/2025	180	201	Mexico Government International Bond
Fiserv Inc			3.60%, 01/30/2025	530	535
2.70%, 06/01/2020	1,000	1,015	3.63%, 03/15/2022	1,070	1,106
3.50%, 10/01/2022	30	31	4.13%, 01/21/2026	500	519
Microsoft Corp			4.60%, 01/23/2046	500	486
1.85%, 02/06/2020	500	502	4.75%, 03/08/2044	210	208
1.85%, 02/12/2020	500	502	5.75%, 10/12/2110	500	509
2.38%, 02/12/2022	750	761	6.75%, 09/27/2034	750	952
2.40%, 02/06/2022	500	508	8.30%, 08/15/2031	97	142
2.40%, 08/08/2026	470	453	Panama Government International Bond
3.13%, 11/03/2025	180	185	3.75%, 03/16/2025	250	258
			5.20%, 01/30/2020	500	543

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Panama Government International			European Investment Bank	(continued)
Bond (continued)			1.63%, 03/16/2020		$300	$300
8.88%, 09/30/2027	$570	$813	1.88%, 02/10/2025		250	243
Peruvian Government International Bond			2.00%, 03/15/2021		795	800
5.63%, 11/18/2050	400	492	2.25%, 03/15/2022		500	507
7.13%, 03/30/2019	500	546	2.38%, 05/24/2027		150	149
8.75%, 11/21/2033	350	541	2.50%, 04/15/2021		150	154
Philippine Government International Bond			2.88%, 09/15/2020		1,100	1,140
3.70%, 03/01/2041	500	501	FMS Wertmanagement AoeR
3.70%, 02/02/2042	200	200	1.00%, 08/16/2019		550	544
4.00%, 01/15/2021	750	799	1.75%, 03/17/2020		200	201
6.38%, 10/23/2034	510	681	Inter-American Development Bank
7.75%, 01/14/2031	140	201	1.13%, 08/28/2018		1,750	1,745
10.63%, 03/16/2025	600	920	1.63%, 05/12/2020		300	300
Republic of Italy Government International			1.75%, 08/24/2018		750	754
Bond			1.75%, 10/15/2019		1,000	1,004
5.38%, 06/15/2033	40	45	2.13%, 01/18/2022		500	506
6.88%, 09/27/2023	550	648	3.88%, 09/17/2019		600	630
Republic of Poland Government International			4.38%, 01/24/2044		50	60
Bond			International Bank for Reconstruction &
5.00%, 03/23/2022	500	554	Development
5.13%, 04/21/2021	580	641	0.88%, 07/19/2018		1,250	1,244
Svensk Exportkredit AB			1.00%, 10/05/2018		1,870	1,861
1.25%, 04/12/2019	500	497	1.13%, 11/27/2019		500	495
1.75%, 08/28/2020	400	400	1.25%, 07/26/2019		1,000	993
Tennessee Valley Authority			1.38%, 05/24/2021		345	339
3.50%, 12/15/2042	100	104	1.38%, 09/20/2021		320	314
3.88%, 02/15/2021	400	431	1.88%, 10/07/2022		180	179
4.25%, 09/15/2065	150	168	2.25%, 06/24/2021		750	762
4.63%, 09/15/2060	500	602	2.50%, 07/29/2025		270	273
5.25%, 09/15/2039	250	328	7.63%, 01/19/2023		933	1,204
5.38%, 04/01/2056	61	82	International Finance Corp
5.88%, 04/01/2036	600	820	1.63%, 07/16/2020		200	200
6.75%, 11/01/2025	57	75	1.75%, 09/16/2019		550	554
Tunisia Government AID Bonds			2.13%, 04/07/2026		1,000	983
1.42%, 08/05/2021	250	244	Nordic Investment Bank
Ukraine Government AID Bonds			1.13%, 02/25/2019		750	747
1.47%, 09/29/2021	250	245	North American Development Bank
Uruguay Government International Bond			2.30%, 10/10/2018		500	505
4.13%, 11/20/2045	386	350				$33,582
4.38%, 10/27/2027	210	222	Telecommunications - 1.43%
7.63%, 03/21/2036	400	530	America Movil SAB de CV
		$29,826	5.00%, 03/30/2020		30	32
Supranational Bank - 1.73%			6.13%, 03/30/2040		750	914
African Development Bank			AT&T Inc
1.00%, 11/02/2018	500	497	2.30%, 03/11/2019		150	151
1.38%, 02/12/2020	250	249	3.00%, 02/15/2022		760	767
1.63%, 10/02/2018	750	752	3.20%, 03/01/2022		230	234
2.38%, 09/23/2021	15	15	3.80%, 03/15/2022		530	552
Asian Development Bank			3.90%, 03/11/2024		500	516
1.50%, 09/28/2018	750	752	3.95%, 01/15/2025		500	511
1.75%, 09/11/2018	1,250	1,257	4.13%, 02/17/2026		500	512
1.75%, 01/10/2020	500	503	4.35%, 06/15/2045		1,500	1,356
2.13%, 11/24/2021	800	806	4.50%, 05/15/2035		500	485
2.13%, 03/19/2025	300	297	4.50%, 03/09/2048		20	19
5.82%, 06/16/2028	39	49	4.55%, 03/09/2049		559	518
Corp Andina de Fomento			5.25%, 03/01/2037		370	388
4.38%, 06/15/2022	559	607	5.35%, 09/01/2040		54	56
Council Of Europe Development Bank			5.88%, 10/01/2019		520	564
1.75%, 11/14/2019	300	302	6.15%, 09/15/2034		400	455
European Bank for Reconstruction &			6.30%, 01/15/2038		500	582
Development			6.50%, 09/01/2037		56	67
1.00%, 09/17/2018	750	746	British Telecommunications PLC
1.88%, 02/23/2022	500	498	9.12%, 12/15/2030(a)		530	810
European Investment Bank			Cisco Systems Inc
1.00%, 06/15/2018	1,000	997	1.65%, 06/15/2018		750	752
1.13%, 08/15/2018	1,000	997	1.85%, 09/20/2021		750	743
1.13%, 08/15/2019	1,840	1,824	2.20%, 02/28/2021		500	504
1.25%, 05/15/2019	1,930	1,921	2.45%, 06/15/2020		460	469
1.25%, 12/16/2019	500	496	2.50%, 09/20/2026		750	724
1.38%, 06/15/2020	330	327	2.95%, 02/28/2026		300	302
			5.90%, 02/15/2039		430	559

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)			Transportation (continued)
Deutsche Telekom International Finance BV			Norfolk Southern Corp (continued)
8.75%, 06/15/2030(a)	$530	$790	3.85%, 01/15/2024	$200	$212
Juniper Networks Inc			4.80%, 08/15/2043	300	333
4.35%, 06/15/2025	200	210	4.84%, 10/01/2041	30	34
Motorola Solutions Inc			Ryder System Inc
3.50%, 09/01/2021	275	284	2.55%, 06/01/2019	500	506
Orange SA			Union Pacific Corp
4.13%, 09/14/2021	30	32	2.25%, 06/19/2020	750	756
5.38%, 01/13/2042	30	35	2.75%, 03/01/2026	500	497
9.00%, 03/01/2031(a)	500	762	3.80%, 10/01/2051	280	271
Qwest Corp			4.16%, 07/15/2022	500	544
6.88%, 09/15/2033	17	17	United Parcel Service Inc
Rogers Communications Inc			3.13%, 01/15/2021	530	553
5.00%, 03/15/2044	500	558	3.63%, 10/01/2042	500	491
6.80%, 08/15/2018	30	32	4.88%, 11/15/2040	30	35
7.50%, 08/15/2038	500	681	5.13%, 04/01/2019	325	345
Telefonica Emisiones SAU					$12,587
5.13%, 04/27/2020	100	108	Water- 0.00%
7.05%, 06/20/2036	530	684	American Water Capital Corp
Telefonica Europe BV			6.59%, 10/15/2037	13	18
8.25%, 09/15/2030	350	493
Verizon Communications Inc			TOTAL BONDS		$657,391
2.55%, 06/17/2019	750	762		Principal
2.63%, 08/15/2026	500	465	MUNICIPAL BONDS - 0.73%	Amount (000's)	Value(000	's)
2.95%, 03/15/2022(c)	358	363
			California - 0.22%
3.13%, 03/16/2022	255	261	Bay Area Toll Authority
3.45%, 03/15/2021	500	521	6.26%, 04/01/2049	$325	$460
3.50%, 11/01/2024	1,000	1,014	6.91%, 10/01/2050	250	369
4.15%, 03/15/2024	100	106	East Bay Municipal Utility District Water
4.27%, 01/15/2036	1,000	957	System Revenue
4.50%, 09/15/2020	1,000	1,072	5.87%, 06/01/2040	20	26
4.67%, 03/15/2055	880	822	Los Angeles Department of Water & Power
4.86%, 08/21/2046	1,250	1,242	Power System Revenue
5.01%, 08/21/2054	607	594	6.57%, 07/01/2045	250	359
5.05%, 03/15/2034	550	578	Los Angeles Unified School District/CA
Vodafone Group PLC			5.76%, 07/01/2029	530	653
4.63%, 07/15/2018	560	577	Regents of the University of California
6.15%, 02/27/2037	240	287	Medical Center Pooled Revenue
		$27,849	6.55%, 05/15/2048	20	27
Toys, Games & Hobbies - 0.03%			State of California
Mattel Inc			7.30%, 10/01/2039	750	1,081
2.35%, 05/06/2019	30	30	7.70%, 11/01/2030	500	588
2.35%, 08/15/2021	600	593	University of California
		$623	5.77%, 05/15/2043	530	674
Transportation - 0.65%					$4,237
Burlington Northern Santa Fe LLC			Colorado - 0.02%
3.65%, 09/01/2025	500	530	Regional Transportation District
4.15%, 04/01/2045	200	208	5.84%, 11/01/2050	250	333
4.40%, 03/15/2042	30	32
4.55%, 09/01/2044	400	439	Connecticut - 0.05%
5.40%, 06/01/2041	400	483	State of Connecticut
Canadian National Railway Co			5.85%, 03/15/2032	830	991
2.85%, 12/15/2021	500	513
5.55%, 03/01/2019	39	42	Florida - 0.03%
Canadian Pacific Railway Co			State Board of Administration Finance Corp
2.90%, 02/01/2025	500	498	2.11%, 07/01/2018	30	30
4.45%, 03/15/2023	30	33	3.00%, 07/01/2020	500	513
6.13%, 09/15/2115	350	434			$543
CSX Corp			Georgia - 0.03%
2.60%, 11/01/2026	350	338	Municipal Electric Authority of Georgia
3.40%, 08/01/2024	600	621	6.64%, 04/01/2057	540	649
4.75%, 05/30/2042	430	472
FedEx Corp			Illinois - 0.04%
3.20%, 02/01/2025	1,000	1,012	Chicago Transit Authority
3.25%, 04/01/2026	713	721	6.20%, 12/01/2040	30	36
3.88%, 08/01/2042	30	28	City of Chicago IL
4.00%, 01/15/2024	500	538	6.31%, 01/01/2044	30	27
4.55%, 04/01/2046	500	513	State of Illinois
Norfolk Southern Corp			4.95%, 06/01/2023	85	86
3.00%, 04/01/2022	500	513	5.10%, 06/01/2033	700	631
3.25%, 12/01/2021	40	42			$780

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
New Jersey - 0.10%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
New Jersey Economic Development			2.50%, 01/01/2046	$168	$164
Authority (credit support from AGM)			2.50%, 11/01/2046	147	143
0.00%, 02/15/2023(b),(d)	$50	$40	3.00%, 04/01/2021	117	121
New Jersey Economic Development			3.00%, 09/01/2021	6	6
Authority (credit support from NATL)			3.00%, 10/01/2021	287	297
7.43%, 02/15/2029(d)	750	923	3.00%, 12/01/2021	168	174
New Jersey Transportation Trust Fund			3.00%, 02/01/2027	178	184
Authority			3.00%, 02/01/2027	415	429
6.56%, 12/15/2040	146	166	3.00%, 05/01/2027	52	54
New Jersey Turnpike Authority (credit			3.00%, 06/01/2027	154	159
support from NEW JERSEY ST TPK AUTH			3.00%, 07/01/2028	66	68
TPK REV)			3.00%, 11/01/2028	550	568
7.41%, 01/01/2040(d)	500	736	3.00%, 04/01/2029	508	525
		$1,865	3.00%, 07/01/2029	98	102
New York - 0.10%			3.00%, 09/01/2029	476	492
City of New York NY			3.00%, 10/01/2029	354	366
6.27%, 12/01/2037	500	663	3.00%, 10/01/2029	690	713
New York City Water & Sewer System			3.00%, 11/01/2029	305	315
5.72%, 06/15/2042	280	368	3.00%, 11/01/2029	175	181
5.95%, 06/15/2042	250	336	3.00%, 12/01/2029	96	99
Port Authority of New York & New Jersey			3.00%, 01/01/2030	269	277
4.46%, 10/01/2062	500	537	3.00%, 03/01/2030	43	44
		$1,904	3.00%, 04/01/2030	181	187
Ohio- 0.06%			3.00%, 06/01/2030(e)	900	929
American Municipal Power Inc			3.00%, 11/01/2030	410	424
7.83%, 02/15/2041	500	733	3.00%, 11/01/2030	238	246
Ohio State University/The			3.00%, 01/01/2031	844	872
3.80%, 12/01/2046	350	348	3.00%, 02/01/2031	61	63
4.91%, 06/01/2040	50	60	3.00%, 03/01/2031	89	92
		$1,141	3.00%, 03/01/2031	166	171
Texas- 0.06%			3.00%, 04/01/2031	679	702
City of Houston TX			3.00%, 05/01/2032	656	671
6.29%, 03/01/2032	490	584	3.00%, 07/01/2032(e)	100	103
Dallas Area Rapid Transit			3.00%, 04/01/2033	87	89
5.02%, 12/01/2048	30	35	3.00%, 09/01/2034	451	464
State of Texas			3.00%, 10/01/2034	304	312
5.52%, 04/01/2039	500	646	3.00%, 12/01/2034	99	102
		$1,265	3.00%, 04/01/2035	260	267
Wisconsin - 0.02%			3.00%, 05/01/2035	78	81
State of Wisconsin (credit support from			3.00%, 06/01/2035	356	366
AGM)			3.00%, 04/01/2036	172	177
5.70%, 05/01/2026(d)	350	409	3.00%, 04/01/2036	264	272
			3.00%, 09/01/2036	141	144
TOTAL MUNICIPAL BONDS		$14,117	3.00%, 09/01/2036	288	295
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 11/01/2036	97	100
AGENCY OBLIGATIONS - 64.89%	Amount (000's)	Value (000's)	3.00%, 02/01/2037	299	306
Federal Home Loan Mortgage Corporation (FHLMC) - 7.77%			3.00%, 09/01/2042	1,989	2,010
2.00%, 03/01/2028	$70	$69	3.00%, 10/01/2042	473	478
2.00%, 08/01/2028	412	408	3.00%, 11/01/2042	845	854
2.00%, 01/01/2030	90	89	3.00%, 01/01/2043	144	145
2.00%, 06/01/2031(e)	75	74	3.00%, 01/01/2043	146	147
2.00%, 09/01/2031	329	324	3.00%, 02/01/2043	821	830
2.00%, 12/01/2031	289	285	3.00%, 04/01/2043	1,318	1,333
2.50%, 03/01/2027	143	145	3.00%, 07/01/2043	171	173
2.50%, 08/01/2027	103	105	3.00%, 08/01/2043	1,320	1,333
2.50%, 08/01/2028	260	265	3.00%, 08/01/2043	1,070	1,082
2.50%, 09/01/2029	615	624	3.00%, 09/01/2043	225	227
2.50%, 12/01/2029	773	782	3.00%, 10/01/2043	169	170
2.50%, 01/01/2030	804	814	3.00%, 12/01/2044	617	621
2.50%, 06/01/2030(e)	3,400	3,437	3.00%, 01/01/2045	32	32
2.50%, 09/01/2030	1,774	1,795	3.00%, 01/01/2045	181	182
2.50%, 01/01/2031	638	645	3.00%, 03/01/2045	377	379
2.50%, 01/01/2031	658	665	3.00%, 04/01/2045	255	256
2.50%, 02/01/2031	647	655	3.00%, 04/01/2045	1,130	1,136
			3.00%, 06/01/2045	740	744
2.50%, 04/01/2031	215	217	3.00%, 06/01/2045(e)	7,600	7,638
2.50%, 12/01/2031	959	971
2.50%, 01/01/2032	984	996	3.00%, 08/01/2045	1,169	1,175
2.50%, 01/01/2032	193	196	3.00%, 08/01/2045	49	49
2.50%, 03/01/2032	296	299	3.00%, 12/01/2045	1,367	1,374
2.50%, 11/01/2036	195	194	3.00%, 01/01/2046	131	131
2.50%, 01/01/2043	172	168	3.00%, 03/01/2046	831	836
2.50%, 07/01/2043	82	79	3.00%, 04/01/2046	1,073	1,078
			3.00%, 04/01/2046	924	929

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 06/01/2046	$1,218	$1,225		3.50%, 08/01/2046	$496	$513
3.00%, 07/01/2046	475	478		3.50%, 09/01/2046	497	513
3.00%, 09/01/2046	1,247	1,254		3.50%, 09/01/2046	199	205
3.00%, 10/01/2046	131	132		3.50%, 06/01/2047(e)	12,350	12,759
3.00%, 11/01/2046	1,270	1,277		3.50%, 07/01/2047(e)	450	464
3.00%, 11/01/2046	491	494		4.00%, 06/01/2018	52	54
3.00%, 11/01/2046	1,366	1,373		4.00%, 07/01/2020	184	191
3.00%, 12/01/2046	1,272	1,279		4.00%, 07/01/2024	18	19
3.00%, 12/01/2046	1,276	1,283		4.00%, 12/01/2024	272	286
3.00%, 01/01/2047	705	709		4.00%, 08/01/2025	25	27
3.00%, 01/01/2047	779	784		4.00%, 10/01/2025	19	20
3.00%, 02/01/2047	492	495		4.00%, 03/01/2026	5	6
3.00%, 03/01/2047	380	382		4.00%, 12/01/2030	41	44
3.50%, 01/01/2021	148	155		4.00%, 11/01/2033	276	295
3.50%, 01/01/2021	56	58		4.00%, 07/01/2034	186	198
3.50%, 03/01/2021	36	38		4.00%, 07/01/2039	77	83
3.50%, 03/01/2021	354	371		4.00%, 12/01/2040	87	92
3.50%, 07/01/2024	35	37		4.00%, 12/01/2040	378	401
3.50%, 10/01/2025	37	38		4.00%, 12/01/2040	73	78
3.50%, 11/01/2025	12	13		4.00%, 10/01/2041	97	102
3.50%, 11/01/2025	6	6		4.00%, 12/01/2041	61	65
3.50%, 12/01/2025	91	96		4.00%, 01/01/2042	16	17
3.50%, 02/01/2026	167	175		4.00%, 01/01/2044	23	24
3.50%, 02/01/2026	40	42		4.00%, 02/01/2044	352	374
3.50%, 04/01/2026	152	160		4.00%, 02/01/2044	19	20
3.50%, 06/01/2026	20	21		4.00%, 03/01/2044	111	117
3.50%, 08/01/2026	18	19		4.00%, 04/01/2044	516	545
3.50%, 12/01/2028	88	92		4.00%, 05/01/2044	218	231
3.50%, 02/01/2029	76	79		4.00%, 06/01/2044	369	390
3.50%, 06/01/2029	489	514		4.00%, 07/01/2044	645	682
3.50%, 09/01/2029	21	22		4.00%, 07/01/2044	826	873
3.50%, 02/01/2030	359	377		4.00%, 07/01/2044	66	70
3.50%, 06/01/2030(e)	75	79		4.00%, 07/01/2044	263	278
3.50%, 09/01/2030	76	80		4.00%, 08/01/2044	15	16
3.50%, 12/01/2031	426	448		4.00%, 09/01/2044	231	244
3.50%, 04/01/2032	83	87		4.00%, 11/01/2044	599	633
3.50%, 05/01/2034	459	482		4.00%, 11/01/2044	38	40
3.50%, 05/01/2034	164	172		4.00%, 12/01/2044	2,835	2,995
3.50%, 11/01/2034	188	197		4.00%, 12/01/2044	525	555
3.50%, 01/01/2035	385	404		4.00%, 01/01/2045	702	742
3.50%, 06/01/2035	315	330		4.00%, 02/01/2045	29	31
3.50%, 11/01/2041	50	51		4.00%, 04/01/2045	114	121
3.50%, 01/01/2042	45	47		4.00%, 05/01/2045	377	398
3.50%, 04/01/2042	57	59		4.00%, 07/01/2045	498	526
3.50%, 06/01/2042	16	16		4.00%, 07/01/2045	405	428
3.50%, 06/01/2042	257	266		4.00%, 08/01/2045	991	1,047
3.50%, 06/01/2042	51	53		4.00%, 09/01/2045	2,491	2,632
3.50%, 07/01/2042	2,635	2,734		4.00%, 10/01/2045	157	166
3.50%, 08/01/2042	44	45		4.00%, 10/01/2045	1,401	1,481
3.50%, 10/01/2042	1,350	1,400		4.00%, 11/01/2045	798	843
3.50%, 08/01/2043	480	498		4.00%, 11/01/2045	159	168
3.50%, 01/01/2044	646	671		4.00%, 12/01/2045	171	180
3.50%, 08/01/2044	29	30		4.00%, 02/01/2046	277	293
3.50%, 01/01/2045	882	912		4.00%, 05/01/2046	310	328
3.50%, 02/01/2045	357	369		4.00%, 06/01/2046	72	76
3.50%, 02/01/2045	260	268		4.00%, 06/01/2047(e)	3,125	3,301
3.50%, 03/01/2045	595	616		4.00%, 07/01/2047(e)	925	975
3.50%, 03/01/2045	1,243	1,285		4.50%, 09/01/2018	33	33
3.50%, 06/01/2045	657	679		4.50%, 01/01/2019	119	122
3.50%, 07/01/2045	647	669		4.50%, 05/01/2019	113	116
3.50%, 08/01/2045	429	443		4.50%, 12/01/2019	90	92
3.50%, 09/01/2045	618	639		4.50%, 01/01/2024	12	13
3.50%, 10/01/2045	78	80		4.50%, 08/01/2025	32	34
3.50%, 12/01/2045	1,645	1,700		4.50%, 10/01/2030	190	205
3.50%, 01/01/2046	1,477	1,527		4.50%, 05/01/2031	21	23
3.50%, 03/01/2046	3,217	3,325		4.50%, 02/01/2039	23	25
3.50%, 03/01/2046	354	366		4.50%, 04/01/2039	27	29
3.50%, 03/01/2046	1,008	1,042		4.50%, 09/01/2039	36	39
3.50%, 04/01/2046	1,639	1,695		4.50%, 10/01/2039	556	602
3.50%, 04/01/2046	765	792		4.50%, 10/01/2039	33	37
3.50%, 05/01/2046	1,027	1,061		4.50%, 11/01/2039	39	43
3.50%, 06/01/2046	911	942		4.50%, 02/01/2040	40	44

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 02/01/2040	$29	$32	5.00%, 12/01/2041	$261	$289
4.50%, 02/01/2040	11	12	5.00%, 02/01/2042	963	1,061
4.50%, 05/01/2040	20	21	5.00%, 10/01/2043	74	82
4.50%, 05/01/2040	7	8	5.00%, 04/01/2044	271	299
4.50%, 07/01/2040	31	34	5.50%, 01/01/2018	1	1
4.50%, 08/01/2040	23	25	5.50%, 06/01/2034	124	139
4.50%, 08/01/2040	37	40	5.50%, 07/01/2036	37	42
4.50%, 08/01/2040	25	27	5.50%, 01/01/2037	102	113
4.50%, 09/01/2040	31	34	5.50%, 09/01/2037	17	19
4.50%, 01/01/2041	12	13	5.50%, 11/01/2037	20	22
4.50%, 02/01/2041	433	468	5.50%, 04/01/2038	11	12
4.50%, 03/01/2041	559	605	5.50%, 07/01/2038	187	210
4.50%, 05/01/2041	27	30	5.50%, 07/01/2038	184	205
4.50%, 06/01/2041	17	19	5.50%, 07/01/2038	10	11
4.50%, 06/01/2041	703	760	5.50%, 07/01/2038	233	258
4.50%, 08/01/2041	8	8	5.50%, 09/01/2038	19	21
4.50%, 08/01/2041	49	53	5.50%, 12/01/2038	1	1
4.50%, 03/01/2042	24	26	5.50%, 12/01/2038	368	409
4.50%, 09/01/2043	218	236	5.50%, 10/01/2039	434	482
4.50%, 10/01/2043	12	13	5.50%, 11/01/2039	74	82
4.50%, 11/01/2043	246	266	5.50%, 01/01/2040	18	20
4.50%, 11/01/2043	468	505	5.50%, 03/01/2040	11	12
4.50%, 12/01/2043	463	500	5.50%, 06/01/2040	26	29
4.50%, 02/01/2044	243	262	5.50%, 06/01/2041	261	290
4.50%, 03/01/2044	788	850	6.00%, 04/01/2023	2	2
4.50%, 04/01/2044	359	387	6.00%, 12/01/2037	20	23
4.50%, 06/01/2044	50	54	6.00%, 04/01/2038	532	604
4.50%, 08/01/2044	134	145	6.00%, 05/01/2038	55	64
4.50%, 09/01/2044	99	107	6.00%, 07/01/2038	31	35
4.50%, 09/01/2044	57	62	6.00%, 10/01/2038	2	2
4.50%, 09/01/2044	523	564	6.00%, 11/01/2038	207	236
4.50%, 11/01/2044	566	610	6.00%, 01/01/2039	69	78
4.50%, 01/01/2045	83	89	6.50%, 09/01/2039	39	44
4.50%, 09/01/2045	879	948			$150,795
4.50%, 06/01/2047(e)	325	350	Federal National Mortgage Association (FNMA) - 12.32%
5.00%, 04/01/2021	18	18	2.00%, 11/01/2028	69	69
5.00%, 04/01/2025	304	333	2.00%, 09/01/2029	599	593
5.00%, 09/01/2025	66	73	2.00%, 01/01/2030	38	37
5.00%, 01/01/2026	14	15	2.00%, 01/01/2030	85	84
5.00%, 03/01/2026	8	9	2.00%, 05/01/2030	250	246
5.00%, 07/01/2026	2	3	2.00%, 06/01/2030(e)	675	664
5.00%, 02/01/2027	32	35	2.00%, 12/01/2031	384	378
5.00%, 02/01/2028	1	1	2.50%, 01/01/2028	238	242
5.00%, 02/01/2028	472	517	2.50%, 07/01/2028	227	231
5.00%, 03/01/2028	93	102	2.50%, 07/01/2028	608	619
5.00%, 03/01/2030	6	6	2.50%, 08/01/2028	22	22
5.00%, 08/01/2030	50	56	2.50%, 11/01/2028	777	791
5.00%, 09/01/2033	233	256	2.50%, 09/01/2029	490	497
5.00%, 09/01/2033	11	12	2.50%, 11/01/2029	62	63
5.00%, 08/01/2035	12	13	2.50%, 12/01/2029	727	737
5.00%, 10/01/2035	1	2	2.50%, 02/01/2030	138	140
5.00%, 11/01/2035	150	165	2.50%, 03/01/2030	518	525
5.00%, 08/01/2036	22	24	2.50%, 03/01/2030	45	45
5.00%, 10/01/2036	181	199	2.50%, 05/01/2030	545	553
5.00%, 11/01/2036	17	19	2.50%, 06/01/2030(e)	4,000	4,041
5.00%, 12/01/2036	414	456	2.50%, 07/01/2030	167	169
5.00%, 06/01/2037	13	15	2.50%, 08/01/2030	568	576
5.00%, 12/01/2038	86	94	2.50%, 08/01/2030	675	685
5.00%, 01/01/2039	21	23	2.50%, 12/01/2030	723	731
5.00%, 01/01/2039	20	22	2.50%, 01/01/2031	41	41
5.00%, 08/01/2039	877	966	2.50%, 03/01/2031	144	145
5.00%, 09/01/2039	19	22	2.50%, 03/01/2031	839	848
5.00%, 11/01/2039	534	585	2.50%, 03/01/2031	677	684
5.00%, 01/01/2040	42	47	2.50%, 05/01/2031	328	331
5.00%, 07/01/2040	99	109	2.50%, 05/01/2031	185	187
5.00%, 08/01/2040	38	42	2.50%, 07/01/2031	717	725
5.00%, 09/01/2040	11	12	2.50%, 11/01/2031	984	995
5.00%, 02/01/2041	127	139	2.50%, 11/01/2031	480	485
5.00%, 03/01/2041	578	634	2.50%, 12/01/2031	193	195
5.00%, 04/01/2041	67	73	2.50%, 12/01/2031	165	167
5.00%, 09/01/2041	27	30	2.50%, 12/01/2031	517	523
			2.50%, 01/01/2032	290	294
			2.50%, 01/01/2032	480	485

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.50%, 03/01/2032	$295	$299		3.00%, 04/01/2043	$23	$24
2.50%, 07/01/2033	26	26		3.00%, 04/01/2043	228	231
2.50%, 10/01/2036	96	96		3.00%, 04/01/2043	835	845
2.50%, 10/01/2036	288	286		3.00%, 04/01/2043	857	866
2.50%, 12/01/2036	245	243		3.00%, 04/01/2043	1,038	1,049
2.50%, 12/01/2042	73	71		3.00%, 05/01/2043	889	899
2.50%, 01/01/2043	163	159		3.00%, 05/01/2043	216	218
2.50%, 02/01/2043	58	57		3.00%, 05/01/2043	1,401	1,416
2.50%, 05/01/2043	245	239		3.00%, 05/01/2043	65	66
2.50%, 07/01/2043	189	184		3.00%, 05/01/2043	1,563	1,580
2.50%, 10/01/2043	180	175		3.00%, 05/01/2043	1,307	1,322
2.50%, 05/01/2046	86	83		3.00%, 06/01/2043	246	248
2.50%, 12/01/2046	296	287		3.00%, 06/01/2043	735	743
2.50%, 01/01/2047	75	72		3.00%, 06/01/2043	1,022	1,034
2.69%, 01/01/2045(a)	31	32		3.00%, 07/01/2043	1,253	1,266
3.00%, 12/01/2020	6	7		3.00%, 07/01/2043	210	212
3.00%, 09/01/2022	151	156		3.00%, 07/01/2043	904	913
3.00%, 11/01/2025	111	115		3.00%, 07/01/2043	109	110
3.00%, 01/01/2026	121	125		3.00%, 07/01/2043	1,062	1,073
3.00%, 11/01/2026	87	90		3.00%, 08/01/2043	75	76
3.00%, 02/01/2027	65	68		3.00%, 08/01/2043	143	145
3.00%, 03/01/2027	139	144		3.00%, 10/01/2043	548	554
3.00%, 04/01/2027	229	237		3.00%, 10/01/2043	1,001	1,012
3.00%, 07/01/2027	75	77		3.00%, 11/01/2043	233	236
3.00%, 10/01/2027	191	198		3.00%, 11/01/2044	736	741
3.00%, 01/01/2029	179	185		3.00%, 01/01/2045	3,216	3,241
3.00%, 02/01/2029	145	150		3.00%, 01/01/2045	449	452
3.00%, 03/01/2029	15	16		3.00%, 01/01/2045	61	62
3.00%, 04/01/2029	609	628		3.00%, 01/01/2045	260	262
3.00%, 11/01/2029	120	123		3.00%, 01/01/2045	1,360	1,375
3.00%, 11/01/2029	79	82		3.00%, 04/01/2045	33	33
3.00%, 12/01/2029	157	162		3.00%, 04/01/2045	124	125
3.00%, 12/01/2029	381	394		3.00%, 06/01/2045(e)	1,250	1,257
3.00%, 01/01/2030	934	964		3.00%, 08/01/2045	758	763
3.00%, 01/01/2030	171	177		3.00%, 12/01/2045	551	554
3.00%, 01/01/2030	803	829		3.00%, 12/01/2045	441	444
3.00%, 06/01/2030(e)	1,900	1,960		3.00%, 01/01/2046	336	338
3.00%, 06/01/2030	589	608		3.00%, 01/01/2046	811	816
3.00%, 07/01/2030	918	948		3.00%, 02/01/2046	24	25
3.00%, 09/01/2030	193	200		3.00%, 02/01/2046	43	43
3.00%, 10/01/2030	883	912		3.00%, 03/01/2046	388	390
3.00%, 10/01/2030	83	86		3.00%, 04/01/2046	117	117
3.00%, 11/01/2030	22	23		3.00%, 04/01/2046	1,013	1,019
3.00%, 11/01/2030	760	784		3.00%, 04/01/2046	1,925	1,937
3.00%, 12/01/2030	143	148		3.00%, 04/01/2046	22	22
3.00%, 12/01/2030	138	143		3.00%, 05/01/2046	279	281
3.00%, 12/01/2030	535	552		3.00%, 05/01/2046	364	366
3.00%, 02/01/2031	626	647		3.00%, 05/01/2046	415	418
3.00%, 03/01/2031	442	456		3.00%, 05/01/2046	821	826
3.00%, 04/01/2031	181	186		3.00%, 08/01/2046	315	316
3.00%, 09/01/2031	914	944		3.00%, 09/01/2046	1,249	1,256
3.00%, 01/01/2033	84	87		3.00%, 09/01/2046	1,251	1,258
3.00%, 04/01/2033	83	86		3.00%, 10/01/2046	1,266	1,274
3.00%, 09/01/2034	645	662		3.00%, 11/01/2046	707	711
3.00%, 11/01/2034	485	498		3.00%, 11/01/2046	1,172	1,179
3.00%, 12/01/2034	236	242		3.00%, 11/01/2046	1,387	1,396
3.00%, 02/01/2035	187	193		3.00%, 11/01/2046	1,148	1,156
3.00%, 02/01/2035	343	352		3.00%, 11/01/2046	1,216	1,223
3.00%, 05/01/2035	982	1,008		3.00%, 12/01/2046	1,174	1,181
3.00%, 06/01/2035	557	572		3.00%, 12/01/2046	124	125
3.00%, 11/01/2035	238	245		3.00%, 12/01/2046	500	503
3.00%, 02/01/2036	251	258		3.00%, 12/01/2046	1,169	1,176
3.00%, 07/01/2036	398	408		3.00%, 12/01/2046	496	499
3.00%, 12/01/2036	463	473		3.00%, 12/01/2046	1,178	1,185
3.00%, 12/01/2036	268	274		3.00%, 01/01/2047	1,279	1,286
3.00%, 12/01/2036	414	423		3.00%, 02/01/2047	716	720
3.00%, 02/01/2037	98	101		3.00%, 02/01/2047	987	993
3.00%, 02/01/2037	418	428		3.00%, 04/01/2047	500	503
3.00%, 04/01/2042	224	227		3.44%, 02/01/2041(a)	7	7
3.00%, 11/01/2042	1,007	1,019		3.50%, 09/01/2018	1	1
3.00%, 11/01/2042	830	839		3.50%, 01/01/2020	79	83
3.00%, 12/01/2042	2,044	2,067		3.50%, 05/01/2020	85	89
				3.50%, 05/01/2025	95	99

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 10/01/2025	$37	$39		3.50%, 07/01/2045(e)	$400	$412
3.50%, 11/01/2025	46	48		3.50%, 08/01/2045	607	627
3.50%, 12/01/2025	223	233		3.50%, 08/01/2045	603	623
3.50%, 01/01/2026	31	33		3.50%, 09/01/2045	463	478
3.50%, 01/01/2026	663	695		3.50%, 10/01/2045	324	335
3.50%, 01/01/2026	138	144		3.50%, 10/01/2045	351	363
3.50%, 05/01/2026	204	214		3.50%, 10/01/2045	36	37
3.50%, 08/01/2026	39	41		3.50%, 11/01/2045	328	339
3.50%, 09/01/2026	372	390		3.50%, 11/01/2045	723	747
3.50%, 10/01/2026	489	512		3.50%, 11/01/2045	779	805
3.50%, 10/01/2026	550	577		3.50%, 11/01/2045	703	726
3.50%, 12/01/2026	365	383		3.50%, 12/01/2045	55	57
3.50%, 06/01/2027	409	429		3.50%, 12/01/2045	295	305
3.50%, 03/01/2029	162	170		3.50%, 12/01/2045	876	906
3.50%, 09/01/2029	358	375		3.50%, 12/01/2045	830	858
3.50%, 10/01/2029	601	630		3.50%, 12/01/2045	474	490
3.50%, 11/01/2029	13	13		3.50%, 12/01/2045	940	971
3.50%, 04/01/2030	35	36		3.50%, 12/01/2045	1,008	1,042
3.50%, 11/01/2030	170	179		3.50%, 01/01/2046	267	276
3.50%, 04/01/2032	41	43		3.50%, 01/01/2046	932	964
3.50%, 06/01/2032(e)	475	497		3.50%, 01/01/2046	931	962
3.50%, 07/01/2032	34	35		3.50%, 01/01/2046	990	1,023
3.50%, 09/01/2032	38	40		3.50%, 02/01/2046	376	389
3.50%, 10/01/2033	21	22		3.50%, 03/01/2046	86	89
3.50%, 05/01/2034	131	137		3.50%, 03/01/2046	1,180	1,220
3.50%, 06/01/2034	90	95		3.50%, 03/01/2046	887	917
3.50%, 07/01/2034	583	610		3.50%, 03/01/2046	814	841
3.50%, 09/01/2034	440	460		3.50%, 03/01/2046	790	816
3.50%, 10/01/2034	145	151		3.50%, 03/01/2046	275	284
3.50%, 12/01/2035	801	837		3.50%, 04/01/2046	744	769
3.50%, 02/01/2036	166	174		3.50%, 04/01/2046	1,133	1,171
3.50%, 07/01/2036	251	263		3.50%, 04/01/2046	717	741
3.50%, 08/01/2036	272	284		3.50%, 05/01/2046	193	199
3.50%, 02/01/2037	123	128		3.50%, 05/01/2046	444	459
3.50%, 03/01/2041	63	65		3.50%, 06/01/2046	225	233
3.50%, 06/01/2041	69	71		3.50%, 07/01/2046	971	1,004
3.50%, 10/01/2041	45	47		3.50%, 07/01/2046	99	102
3.50%, 12/01/2041	61	63		3.50%, 06/01/2047(e)	16,375	16,914
3.50%, 02/01/2042	607	630		4.00%, 07/01/2019	119	123
3.50%, 03/01/2042	142	147		4.00%, 05/01/2020	101	105
3.50%, 04/01/2042	171	177		4.00%, 05/01/2020	90	93
3.50%, 05/01/2042	934	969		4.00%, 12/01/2020	42	43
3.50%, 05/01/2042	119	123		4.00%, 03/01/2022	230	239
3.50%, 06/01/2042	838	870		4.00%, 03/01/2022	137	142
3.50%, 07/01/2042	149	154		4.00%, 09/01/2025	32	34
3.50%, 08/01/2042	102	105		4.00%, 03/01/2026	46	48
3.50%, 09/01/2042	93	97		4.00%, 09/01/2026	37	39
3.50%, 10/01/2042	128	132		4.00%, 04/01/2029	17	18
3.50%, 10/01/2042	1,129	1,170		4.00%, 12/01/2030	22	23
3.50%, 04/01/2043	1,075	1,113		4.00%, 11/01/2031	28	30
3.50%, 05/01/2043	1,202	1,245		4.00%, 11/01/2033	467	498
3.50%, 05/01/2043	720	746		4.00%, 10/01/2034	323	344
3.50%, 06/01/2043	197	204		4.00%, 02/01/2036	428	457
3.50%, 08/01/2043	876	907		4.00%, 01/01/2037	143	152
3.50%, 09/01/2043	2,052	2,125		4.00%, 03/01/2039	23	25
3.50%, 11/01/2043	354	366		4.00%, 08/01/2039	90	95
3.50%, 01/01/2044	276	286		4.00%, 09/01/2040	176	187
3.50%, 02/01/2044	26	27		4.00%, 10/01/2040	62	66
3.50%, 10/01/2044	541	560		4.00%, 12/01/2040	42	45
3.50%, 11/01/2044	590	609		4.00%, 12/01/2040	47	50
3.50%, 12/01/2044	761	787		4.00%, 01/01/2041	24	25
3.50%, 12/01/2044	815	842		4.00%, 01/01/2041	164	174
3.50%, 01/01/2045	893	923		4.00%, 02/01/2041	146	155
3.50%, 02/01/2045	1,009	1,042		4.00%, 02/01/2041	120	128
3.50%, 02/01/2045	167	172		4.00%, 02/01/2041	62	65
3.50%, 02/01/2045	126	130		4.00%, 03/01/2041	74	78
3.50%, 02/01/2045	694	717		4.00%, 07/01/2041(e)	1,275	1,344
3.50%, 04/01/2045	726	753		4.00%, 09/01/2041	57	60
3.50%, 04/01/2045	615	635		4.00%, 12/01/2041	308	327
3.50%, 05/01/2045	58	60		4.00%, 12/01/2041	196	208
3.50%, 06/01/2045	23	24		4.00%, 12/01/2041	97	102
3.50%, 07/01/2045	923	954		4.00%, 05/01/2042	56	59
				4.00%, 06/01/2042	220	233

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 06/01/2042	$470	$498		4.50%, 02/01/2039	$37	$40
4.00%, 12/01/2042	486	515		4.50%, 04/01/2039	27	29
4.00%, 06/01/2043	622	659		4.50%, 04/01/2039	245	265
4.00%, 09/01/2043	842	891		4.50%, 04/01/2039	63	68
4.00%, 11/01/2043	665	703		4.50%, 06/01/2039	28	30
4.00%, 11/01/2043	731	773		4.50%, 06/01/2039	4	4
4.00%, 12/01/2043	27	28		4.50%, 08/01/2039	43	47
4.00%, 05/01/2044	232	245		4.50%, 10/01/2039	27	29
4.00%, 08/01/2044	281	297		4.50%, 12/01/2039	63	69
4.00%, 08/01/2044	41	43		4.50%, 02/01/2040	62	68
4.00%, 08/01/2044	216	228		4.50%, 05/01/2040	44	48
4.00%, 08/01/2044	668	706		4.50%, 09/01/2040	460	498
4.00%, 09/01/2044	83	88		4.50%, 10/01/2040	59	64
4.00%, 09/01/2044	276	292		4.50%, 02/01/2041	57	62
4.00%, 09/01/2044	319	338		4.50%, 03/01/2041	58	63
4.00%, 10/01/2044	173	183		4.50%, 04/01/2041	102	110
4.00%, 10/01/2044	126	133		4.50%, 05/01/2041	538	582
4.00%, 10/01/2044	37	39		4.50%, 07/01/2041	7	8
4.00%, 10/01/2044	177	187		4.50%, 07/01/2041	46	50
4.00%, 11/01/2044	214	226		4.50%, 07/01/2041(e)	375	404
4.00%, 11/01/2044	160	169		4.50%, 08/01/2041	528	572
4.00%, 11/01/2044	212	224		4.50%, 09/01/2041	627	679
4.00%, 11/01/2044	386	408		4.50%, 09/01/2041	58	63
4.00%, 11/01/2044	88	92		4.50%, 11/01/2041	46	50
4.00%, 11/01/2044	47	50		4.50%, 11/01/2041	44	47
4.00%, 12/01/2044	451	477		4.50%, 01/01/2042	14	15
4.00%, 12/01/2044	119	126		4.50%, 07/01/2042	14	15
4.00%, 12/01/2044	723	764		4.50%, 09/01/2043	438	473
4.00%, 12/01/2044	408	432		4.50%, 10/01/2043	29	31
4.00%, 01/01/2045	695	735		4.50%, 10/01/2043	37	39
4.00%, 01/01/2045	24	26		4.50%, 11/01/2043	525	567
4.00%, 01/01/2045	267	283		4.50%, 11/01/2043	15	17
4.00%, 01/01/2045	620	655		4.50%, 11/01/2043	475	513
4.00%, 02/01/2045	348	367		4.50%, 11/01/2043	264	286
4.00%, 02/01/2045	343	363		4.50%, 12/01/2043	15	16
4.00%, 02/01/2045	641	678		4.50%, 01/01/2044	507	547
4.00%, 03/01/2045	193	204		4.50%, 01/01/2044	454	491
4.00%, 04/01/2045	371	392		4.50%, 02/01/2044	107	115
4.00%, 06/01/2045	91	96		4.50%, 03/01/2044	62	67
4.00%, 08/01/2045	75	80		4.50%, 03/01/2044	323	349
4.00%, 08/01/2045	56	59		4.50%, 04/01/2044	566	611
4.00%, 08/01/2045	245	259		4.50%, 04/01/2044	793	857
4.00%, 09/01/2045	879	930		4.50%, 05/01/2044	473	511
4.00%, 09/01/2045	223	236		4.50%, 05/01/2044	160	173
4.00%, 11/01/2045	179	189		4.50%, 05/01/2044	558	603
4.00%, 11/01/2045	21	22		4.50%, 06/01/2044	20	22
4.00%, 11/01/2045	998	1,054		4.50%, 06/01/2044	130	140
4.00%, 12/01/2045	31	33		4.50%, 06/01/2044	648	699
4.00%, 12/01/2045	27	29		4.50%, 07/01/2044	181	196
4.00%, 12/01/2045	616	651		4.50%, 08/01/2044	22	24
4.00%, 12/01/2045	364	385		4.50%, 08/01/2044	152	164
4.00%, 12/01/2045	87	92		4.50%, 09/01/2044	445	480
4.00%, 12/01/2045	237	251		4.50%, 10/01/2044	562	606
4.00%, 01/01/2046	150	159		4.50%, 11/01/2044	13	14
4.00%, 02/01/2046	167	177		4.50%, 11/01/2044	556	600
4.00%, 02/01/2046	714	755		4.50%, 11/01/2044	75	81
4.00%, 03/01/2046	1,567	1,656		4.50%, 11/01/2044	185	199
4.00%, 03/01/2046	32	34		4.50%, 11/01/2044	100	107
4.00%, 04/01/2046	739	782		4.50%, 04/01/2045	138	149
4.00%, 07/01/2046	334	353		4.50%, 03/01/2046	152	163
4.00%, 06/01/2047(e)	13,600	14,369		4.50%, 04/01/2046	191	206
4.50%, 02/01/2018	5	5		4.50%, 08/01/2046	24	26
4.50%, 05/01/2018	32	33		4.50%, 11/01/2046	599	646
4.50%, 11/01/2018	81	83		4.50%, 06/01/2047(e)	775	836
4.50%, 01/01/2020	131	135		5.00%, 06/01/2018	2	2
4.50%, 02/01/2021	96	99		5.00%, 12/01/2020	20	21
4.50%, 08/01/2023	261	281		5.00%, 05/01/2023	7	8
4.50%, 05/01/2025	34	36		5.00%, 10/01/2024	35	38
4.50%, 06/01/2029	39	42		5.00%, 09/01/2025	112	115
4.50%, 07/01/2029	9	10		5.00%, 12/01/2025	292	321
4.50%, 08/01/2030	22	24		5.00%, 06/01/2028	67	74
4.50%, 01/01/2034	60	65

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 03/01/2030	$5	$6		6.00%, 04/01/2026	$56	$64
5.00%, 05/01/2030	5	5		6.00%, 07/01/2035	87	100
5.00%, 03/01/2034	18	20		6.00%, 10/01/2036	280	317
5.00%, 04/01/2035	19	21		6.00%, 02/01/2037	228	258
5.00%, 06/01/2035	47	52		6.00%, 07/01/2037	3	3
5.00%, 07/01/2035	51	56		6.00%, 11/01/2037	1	2
5.00%, 08/01/2035	1	2		6.00%, 11/01/2037	6	6
5.00%, 02/01/2037	6	7		6.00%, 02/01/2038	1	1
5.00%, 04/01/2037	2	2		6.00%, 04/01/2038	94	106
5.00%, 07/01/2037	39	43		6.00%, 05/01/2038	6	6
5.00%, 04/01/2038	1	1		6.00%, 05/01/2038	6	6
5.00%, 01/01/2039	980	1,077		6.00%, 08/01/2038	158	180
5.00%, 02/01/2039	32	36		6.00%, 09/01/2038	1	1
5.00%, 07/01/2039	366	402		6.00%, 10/01/2039	114	129
5.00%, 12/01/2039	578	636		6.00%, 04/01/2040	76	86
5.00%, 12/01/2039	29	33		6.00%, 10/01/2040	105	118
5.00%, 01/01/2040	35	39		6.50%, 06/01/2024	2	3
5.00%, 05/01/2040	45	49		6.50%, 12/01/2031	3	3
5.00%, 06/01/2040	6	7		6.50%, 03/01/2032	3	3
5.00%, 06/01/2040	42	46		6.50%, 10/01/2039	52	59
5.00%, 06/01/2040	8	9				$239,344
5.00%, 02/01/2041	373	412		Government National Mortgage Association (GNMA) - 8.14%
5.00%, 02/01/2041	208	229		2.50%, 06/20/2027	265	272
5.00%, 04/01/2041	795	877		2.50%, 09/20/2027	28	29
5.00%, 04/01/2041	746	821		2.50%, 01/20/2028	103	105
5.00%, 05/01/2041	55	60		2.50%, 04/20/2028	58	59
5.00%, 08/01/2041	379	416		2.50%, 11/20/2030	159	162
5.00%, 05/01/2042	416	458		2.50%, 12/20/2030	223	228
5.00%, 07/01/2042	191	211		2.50%, 03/20/2031	378	388
5.00%, 09/01/2043	187	206		2.50%, 04/15/2043	279	275
5.00%, 03/01/2044	160	176		2.50%, 07/20/2043	243	241
5.00%, 03/01/2044	190	209		2.50%, 04/15/2045	76	75
5.00%, 03/01/2044	540	593		2.50%, 09/15/2046	50	49
5.00%, 05/01/2044	251	277		2.50%, 10/15/2046	100	98
5.00%, 06/01/2044	235	258		2.50%, 11/20/2046	98	97
5.00%, 02/01/2045	360	396		2.50%, 12/20/2046	938	925
5.00%, 06/01/2045	973	1,073		2.50%, 01/20/2047	247	244
5.00%, 06/01/2047(e)	1,575	1,732		3.00%, 01/20/2027	25	26
5.50%, 01/01/2025	5	5		3.00%, 02/15/2027	182	190
5.50%, 12/01/2027	122	135		3.00%, 04/15/2027	25	26
5.50%, 06/01/2034	8	8		3.00%, 09/20/2027	51	53
5.50%, 04/01/2035	3	4		3.00%, 11/20/2028	339	352
5.50%, 09/01/2035	6	7		3.00%, 05/20/2029	76	79
5.50%, 10/01/2035	10	11		3.00%, 08/20/2029	209	217
5.50%, 04/01/2036	36	41		3.00%, 09/20/2029	234	243
5.50%, 04/01/2036	4	4		3.00%, 07/20/2030	184	191
5.50%, 09/01/2036	53	59		3.00%, 01/20/2031	196	203
5.50%, 12/01/2036	49	55		3.00%, 04/15/2042	409	419
5.50%, 02/01/2037	3	4		3.00%, 09/20/2042	146	149
5.50%, 05/01/2037	34	38		3.00%, 11/20/2042	1,086	1,111
5.50%, 06/01/2037	4	4		3.00%, 12/20/2042	794	813
5.50%, 07/01/2037	5	5		3.00%, 01/20/2043	780	798
5.50%, 08/01/2037	3	3		3.00%, 03/20/2043	865	884
5.50%, 05/01/2038	255	286		3.00%, 03/20/2043	166	169
5.50%, 06/01/2038	351	392		3.00%, 03/20/2043	185	189
5.50%, 06/01/2038	4	4		3.00%, 04/15/2043	603	617
5.50%, 06/01/2038	6	7		3.00%, 04/20/2043	1,264	1,294
5.50%, 08/01/2038	1	1		3.00%, 05/15/2043	93	95
5.50%, 09/01/2038	24	27		3.00%, 05/15/2043	66	67
5.50%, 09/01/2038	529	593		3.00%, 05/15/2043	120	122
5.50%, 10/01/2038	7	7		3.00%, 06/15/2043	133	136
5.50%, 11/01/2038	292	326		3.00%, 06/15/2043	18	18
5.50%, 12/01/2038	26	29		3.00%, 06/20/2043	1,140	1,167
5.50%, 12/01/2038	34	38		3.00%, 08/20/2043	1,225	1,254
5.50%, 02/01/2039	92	103		3.00%, 07/15/2044	187	191
5.50%, 04/01/2039	35	39		3.00%, 12/15/2044	202	206
5.50%, 04/01/2039	286	320		3.00%, 12/20/2044	1,537	1,569
5.50%, 06/01/2039	2	2		3.00%, 01/15/2045	392	399
5.50%, 12/01/2039	29	32		3.00%, 01/15/2045	172	175
5.50%, 03/01/2040	556	621		3.00%, 01/20/2045	143	146
5.50%, 04/01/2040	370	413		3.00%, 02/20/2045	157	160
5.50%, 07/01/2041	430	480

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
3.00%, 05/20/2045	$1,035	$1,056		3.50%, 03/20/2046	$923	$964
3.00%, 06/01/2045	16,025	16,335		3.50%, 04/20/2046	1,076	1,124
3.00%, 06/20/2045	415	424		3.50%, 05/20/2046	1,207	1,261
3.00%, 07/15/2045	316	322		3.50%, 06/20/2046	1,246	1,302
3.00%, 07/20/2045	645	658		3.50%, 07/20/2046	1,178	1,230
3.00%, 08/20/2045	1,238	1,263		3.50%, 08/15/2046	237	247
3.00%, 09/20/2045	537	548		3.50%, 08/20/2046	1,200	1,254
3.00%, 10/20/2045	1,180	1,204		3.50%, 09/20/2046	1,169	1,221
3.00%, 12/20/2045	653	666		3.50%, 10/20/2046	1,191	1,244
3.00%, 01/20/2046	292	298		3.50%, 11/20/2046	1,064	1,112
3.00%, 03/20/2046	1,255	1,281		3.50%, 12/20/2046	883	922
3.00%, 04/20/2046	1,206	1,231		3.50%, 03/20/2047	1,194	1,247
3.00%, 05/20/2046	899	918		3.50%, 07/01/2047	2,700	2,811
3.00%, 07/20/2046	1,209	1,233		4.00%, 05/15/2026	28	30
3.00%, 08/20/2046	1,206	1,231		4.00%, 07/20/2026	62	66
3.00%, 09/20/2046	1,348	1,376		4.00%, 09/15/2040	29	30
3.00%, 10/20/2046	496	506		4.00%, 09/15/2040	8	8
3.00%, 11/20/2046	1,224	1,250		4.00%, 01/15/2041	36	38
3.00%, 12/15/2046	297	303		4.00%, 01/15/2041	33	35
3.00%, 12/20/2046	1,280	1,306		4.00%, 01/20/2041	97	103
3.00%, 01/20/2047	1,285	1,311		4.00%, 07/15/2041	59	63
3.00%, 07/01/2047	150	153		4.00%, 07/20/2041	22	24
3.50%, 12/20/2026	227	239		4.00%, 09/15/2041	7	8
3.50%, 03/20/2027	15	16		4.00%, 09/20/2041	21	22
3.50%, 02/15/2042	76	79		4.00%, 10/15/2041	21	22
3.50%, 02/20/2042	161	168		4.00%, 11/20/2041	43	46
3.50%, 05/15/2042	118	123		4.00%, 12/20/2041	29	31
3.50%, 05/20/2042	321	336		4.00%, 01/20/2042	26	28
3.50%, 06/20/2042	329	345		4.00%, 02/20/2042	32	34
3.50%, 07/15/2042	51	53		4.00%, 06/20/2043	12	12
3.50%, 08/15/2042	17	18		4.00%, 11/20/2043	1,094	1,160
3.50%, 08/20/2042	78	82		4.00%, 02/20/2044	437	464
3.50%, 09/20/2042	955	1,000		4.00%, 03/15/2044	371	393
3.50%, 10/20/2042	684	717		4.00%, 03/15/2044	47	50
3.50%, 11/20/2042	592	620		4.00%, 03/20/2044	52	55
3.50%, 12/20/2042	597	626		4.00%, 04/20/2044	119	126
3.50%, 01/20/2043	963	1,009		4.00%, 05/15/2044	314	332
3.50%, 02/20/2043	1,531	1,604		4.00%, 05/15/2044	318	336
3.50%, 03/20/2043	1,072	1,123		4.00%, 05/20/2044	253	268
3.50%, 04/15/2043	492	514		4.00%, 07/15/2044	144	152
3.50%, 05/20/2043	469	491		4.00%, 07/20/2044	73	77
3.50%, 07/20/2043	611	640		4.00%, 08/20/2044	542	574
3.50%, 08/20/2043	1,626	1,704		4.00%, 09/15/2044	541	574
3.50%, 09/20/2043	1,120	1,174		4.00%, 09/20/2044	473	501
3.50%, 10/20/2043	524	549		4.00%, 10/20/2044	1,784	1,891
3.50%, 02/20/2044	712	745		4.00%, 11/15/2044	227	240
3.50%, 04/20/2044	619	648		4.00%, 11/20/2044	360	381
3.50%, 09/20/2044	536	560		4.00%, 12/20/2044	638	676
3.50%, 10/20/2044	631	659		4.00%, 01/20/2045	274	290
3.50%, 11/20/2044	621	648		4.00%, 02/15/2045	12	13
3.50%, 12/15/2044	766	799		4.00%, 03/15/2045	89	94
3.50%, 12/20/2044	653	682		4.00%, 03/20/2045	394	418
3.50%, 01/20/2045	639	667		4.00%, 05/15/2045	528	559
3.50%, 02/15/2045	213	224		4.00%, 06/01/2045	7,900	8,362
3.50%, 02/20/2045	872	911		4.00%, 08/15/2045	151	160
3.50%, 03/15/2045	106	111		4.00%, 08/20/2045	610	646
3.50%, 03/15/2045	234	244		4.00%, 09/15/2045	199	210
3.50%, 03/20/2045	1,161	1,213		4.00%, 09/20/2045	717	759
3.50%, 04/15/2045	127	132		4.00%, 10/20/2045	885	938
3.50%, 04/15/2045	173	181		4.00%, 11/15/2045	140	149
3.50%, 04/20/2045	807	844		4.00%, 11/20/2045	1,183	1,254
3.50%, 04/20/2045	730	763		4.00%, 12/15/2045	267	282
3.50%, 05/20/2045	1,171	1,223		4.00%, 01/20/2046	1,384	1,467
3.50%, 06/01/2045	11,175	11,659		4.00%, 02/20/2046	222	235
3.50%, 06/20/2045	171	179		4.00%, 04/20/2046	834	884
3.50%, 07/20/2045	944	986		4.00%, 05/15/2046	90	96
3.50%, 08/20/2045	983	1,027		4.00%, 10/20/2046	271	287
3.50%, 09/20/2045	940	982		4.00%, 07/01/2047	700	740
3.50%, 11/20/2045	485	507		4.50%, 06/15/2034	6	6
3.50%, 12/20/2045	1,060	1,107		4.50%, 06/20/2035	51	55
3.50%, 01/20/2046	578	604		4.50%, 03/15/2039	45	48
3.50%, 02/20/2046	921	962		4.50%, 03/15/2039	346	373
				4.50%, 03/20/2039	71	77

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 06/15/2039	$48	$52	5.00%, 04/20/2045	$783	$848
4.50%, 06/15/2039	50	54	5.00%, 09/20/2045	96	103
4.50%, 08/15/2039	9	10	5.00%, 02/20/2046	518	560
4.50%, 11/15/2039	12	13	5.00%, 05/20/2046	51	55
4.50%, 12/15/2039	97	106	5.00%, 12/20/2046	408	444
4.50%, 03/15/2040	532	576	5.50%, 05/20/2032	1	1
4.50%, 06/15/2040	47	50	5.50%, 07/15/2034	18	21
4.50%, 07/15/2040	473	510	5.50%, 02/15/2035	44	50
4.50%, 07/15/2040	3	4	5.50%, 03/15/2038	172	193
4.50%, 08/15/2040	64	69	5.50%, 06/15/2038	112	126
4.50%, 02/20/2041	47	51	5.50%, 10/20/2038	38	42
4.50%, 02/20/2041	63	70	5.50%, 01/15/2039	21	23
4.50%, 03/20/2041	51	56	5.50%, 02/15/2039	190	213
4.50%, 05/15/2041	28	30	5.50%, 06/15/2040	419	470
4.50%, 06/15/2041	22	24	5.50%, 07/20/2040	25	28
4.50%, 06/20/2041	32	35	5.50%, 04/20/2044	31	35
4.50%, 07/20/2041	65	70	5.50%, 07/20/2044	276	306
4.50%, 08/15/2041	17	19	5.50%, 08/20/2044	123	137
4.50%, 08/20/2041	33	36	5.50%, 09/20/2044	373	417
4.50%, 09/20/2041	30	33	6.00%, 07/20/2028	1	1
4.50%, 09/20/2043	20	21	6.00%, 07/15/2032	2	3
4.50%, 10/20/2043	290	311	6.00%, 12/15/2032	3	4
4.50%, 11/20/2043	416	445	6.00%, 11/20/2037	33	38
4.50%, 01/20/2044	500	536	6.00%, 01/15/2039	28	32
4.50%, 02/20/2044	382	409	6.50%, 05/15/2023	1	1
4.50%, 05/20/2044	963	1,031	6.50%, 05/20/2032	14	16
4.50%, 07/20/2044	252	269	7.00%, 03/15/2029	5	6
4.50%, 08/20/2044	81	87	7.00%, 07/15/2031	2	3
4.50%, 09/20/2044	426	457			$158,073
4.50%, 10/20/2044	269	288	U.S. Treasury - 36.66%
4.50%, 01/20/2045	206	220	0.75%, 07/31/2018	2,350	2,337
4.50%, 02/20/2045	124	133	0.75%, 08/31/2018	2,345	2,331
4.50%, 04/20/2045	335	359	0.75%, 09/30/2018	2,330	2,316
4.50%, 05/15/2045	270	291	0.75%, 10/31/2018	1,805	1,793
4.50%, 05/20/2045	246	263	0.75%, 02/15/2019	3,610	3,580
4.50%, 06/01/2045	400	428	0.75%, 07/15/2019	995	984
4.50%, 09/15/2045	278	301	0.75%, 08/15/2019	3,265	3,226
4.50%, 09/15/2045	130	140	0.88%, 10/15/2018	2,760	2,747
4.50%, 10/20/2045	92	99	0.88%, 04/15/2019	3,415	3,390
4.50%, 12/20/2045	613	657	0.88%, 05/15/2019	2,705	2,684
4.50%, 02/20/2046	809	866	0.88%, 06/15/2019	2,565	2,544
4.50%, 03/20/2046	230	246	0.88%, 07/31/2019	1,770	1,754
4.50%, 04/20/2046	266	284	0.88%, 09/15/2019	3,750	3,713
4.50%, 05/20/2046	68	72	1.00%, 08/15/2018	7,074	7,057
4.50%, 07/20/2046	115	123	1.00%, 09/15/2018	3,161	3,152
4.50%, 08/15/2046	237	255	1.00%, 11/30/2018	2,500	2,491
4.50%, 09/15/2046	125	134	1.00%, 03/15/2019	2,335	2,324
4.50%, 10/15/2046	726	781	1.00%, 06/30/2019	250	249
5.00%, 05/15/2033	288	319	1.00%, 09/30/2019	1,873	1,859
5.00%, 08/15/2033	61	68	1.00%, 10/15/2019	3,190	3,166
5.00%, 12/15/2036	3	3	1.00%, 11/15/2019	3,820	3,789
5.00%, 04/20/2038	29	33	1.00%, 11/30/2019	4,930	4,888
5.00%, 05/15/2038	197	217	1.13%, 01/15/2019	2,630	2,625
5.00%, 07/20/2038	260	289	1.13%, 01/31/2019	2,600	2,595
5.00%, 10/15/2038	435	483	1.13%, 02/28/2019	1,750	1,746
5.00%, 02/15/2039	464	515	1.13%, 05/31/2019	1,150	1,146
5.00%, 03/15/2039	1	2	1.13%, 12/31/2019	1,620	1,610
5.00%, 04/20/2039	181	201	1.13%, 03/31/2020	1,600	1,588
5.00%, 06/20/2039	38	41	1.13%, 04/30/2020	3,005	2,980
5.00%, 09/15/2039	261	289	1.13%, 02/28/2021	3,000	2,948
5.00%, 09/15/2039	85	95	1.13%, 06/30/2021	2,800	2,742
5.00%, 02/15/2040	6	6	1.13%, 07/31/2021	1,570	1,536
5.00%, 05/20/2040	31	34	1.13%, 08/31/2021	2,975	2,908
5.00%, 06/20/2040	39	43	1.13%, 09/30/2021	1,785	1,743
5.00%, 12/15/2040	235	260	1.25%, 10/31/2018	3,050	3,051
5.00%, 05/20/2041	49	54	1.25%, 11/15/2018	1,157	1,157
5.00%, 10/15/2041	187	205	1.25%, 11/30/2018	2,930	2,930
5.00%, 05/20/2044	663	719	1.25%, 12/15/2018	2,150	2,150
5.00%, 06/20/2044	419	457	1.25%, 12/31/2018	2,590	2,590
5.00%, 07/20/2044	151	163	1.25%, 01/31/2019	2,819	2,819
5.00%, 08/20/2044	65	70	1.25%, 03/31/2019	2,590	2,589
5.00%, 01/20/2045	390	421	1.25%, 04/30/2019	2,000	1,999

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.25%, 05/31/2019	$2,575	$2,573		1.88%, 11/30/2021	$2,310	$2,327
1.25%, 01/31/2020	3,960	3,946		1.88%, 01/31/2022	2,490	2,505
1.25%, 02/29/2020	2,005	1,997		1.88%, 02/28/2022	3,370	3,392
1.25%, 03/31/2021	2,220	2,190		1.88%, 03/31/2022	3,750	3,772
1.25%, 10/31/2021	2,830	2,776		1.88%, 04/30/2022	4,360	4,384
1.25%, 07/31/2023	3,795	3,646		1.88%, 05/31/2022	4,580	4,603
1.38%, 07/31/2018	1,870	1,873		1.88%, 08/31/2022	4,655	4,672
1.38%, 09/30/2018	4,631	4,640		1.88%, 10/31/2022	2,985	2,992
1.38%, 11/30/2018	2,000	2,004		2.00%, 07/31/2020	2,115	2,149
1.38%, 12/31/2018	715	716		2.00%, 09/30/2020	2,920	2,965
1.38%, 02/28/2019	3,876	3,883		2.00%, 11/30/2020	3,845	3,904
1.38%, 12/15/2019	2,390	2,391		2.00%, 02/28/2021	2,365	2,401
1.38%, 01/15/2020	2,414	2,414		2.00%, 05/31/2021	3,895	3,950
1.38%, 01/31/2020	4,540	4,539		2.00%, 08/31/2021	3,150	3,191
1.38%, 02/15/2020	2,380	2,379		2.00%, 10/31/2021	2,950	2,987
1.38%, 02/29/2020	2,900	2,898		2.00%, 11/15/2021	4,100	4,154
1.38%, 03/31/2020	4,010	4,006		2.00%, 12/31/2021	4,370	4,423
1.38%, 04/30/2020	4,005	3,998		2.00%, 07/31/2022	2,990	3,020
1.38%, 05/31/2020	1,966	1,961		2.00%, 11/30/2022	5,295	5,339
1.38%, 08/31/2020	4,160	4,143		2.00%, 02/15/2023	5,181	5,218
1.38%, 09/30/2020	3,000	2,986		2.00%, 05/31/2024	2,775	2,773
1.38%, 10/31/2020	4,010	3,988		2.00%, 02/15/2025	5,215	5,182
1.38%, 01/31/2021	5,450	5,409		2.00%, 08/15/2025	4,235	4,193
1.38%, 04/30/2021	2,420	2,397		2.00%, 11/15/2026	7,200	7,079
1.38%, 05/31/2021	1,310	1,297		2.13%, 08/31/2020	2,250	2,294
1.38%, 06/30/2023	2,315	2,243		2.13%, 01/31/2021	1,850	1,886
1.38%, 08/31/2023	3,000	2,901		2.13%, 06/30/2021	3,290	3,351
1.50%, 08/31/2018	5,473	5,493		2.13%, 08/15/2021	4,250	4,329
1.50%, 12/31/2018	3,100	3,112		2.13%, 09/30/2021	3,840	3,909
1.50%, 01/31/2019	3,190	3,203		2.13%, 12/31/2021	4,475	4,555
1.50%, 02/28/2019	1,000	1,004		2.13%, 12/31/2022	4,490	4,554
1.50%, 03/31/2019	1,300	1,306		2.13%, 05/15/2025	4,460	4,464
1.50%, 05/31/2019	3,070	3,083		2.25%, 03/31/2021	2,000	2,048
1.50%, 10/31/2019	3,395	3,409		2.25%, 04/30/2021	2,570	2,631
1.50%, 11/30/2019	2,110	2,117		2.25%, 07/31/2021	1,030	1,054
1.50%, 04/15/2020	2,405	2,410		2.25%, 12/31/2023	2,500	2,543
1.50%, 05/15/2020	2,380	2,385		2.25%, 01/31/2024	4,775	4,856
1.50%, 05/31/2020	3,560	3,565		2.25%, 11/15/2024	4,614	4,673
1.50%, 01/31/2022	3,800	3,760		2.25%, 11/15/2025	5,150	5,191
1.50%, 02/28/2023	2,530	2,478		2.25%, 02/15/2027	7,965	7,995
1.50%, 03/31/2023	3,755	3,674		2.25%, 08/15/2046	4,605	4,035
1.50%, 08/15/2026	7,545	7,114		2.38%, 12/31/2020	3,250	3,342
1.63%, 03/31/2019	2,136	2,150		2.38%, 08/15/2024	6,650	6,802
1.63%, 04/30/2019	5,700	5,738		2.38%, 05/15/2027	1,200	1,219
1.63%, 06/30/2019	2,000	2,014		2.50%, 08/15/2023	4,280	4,422
1.63%, 07/31/2019	3,500	3,524		2.50%, 05/15/2024	7,565	7,807
1.63%, 08/31/2019	2,155	2,170		2.50%, 02/15/2045	3,825	3,557
1.63%, 12/31/2019	4,400	4,429		2.50%, 02/15/2046	3,850	3,569
1.63%, 03/15/2020	2,390	2,405		2.50%, 05/15/2046	4,365	4,045
1.63%, 06/30/2020	2,560	2,572		2.63%, 08/15/2020	4,400	4,555
1.63%, 07/31/2020	2,950	2,963		2.63%, 11/15/2020	4,770	4,942
1.63%, 11/30/2020	3,770	3,780		2.75%, 02/15/2019	3,900	3,998
1.63%, 08/15/2022	5,738	5,689		2.75%, 11/15/2023	5,680	5,955
1.63%, 11/15/2022	5,300	5,243		2.75%, 02/15/2024	7,000	7,337
1.63%, 04/30/2023	2,875	2,831		2.75%, 08/15/2042	2,284	2,250
1.63%, 05/31/2023	1,790	1,761		2.75%, 11/15/2042	3,640	3,582
1.63%, 02/15/2026	5,748	5,502		2.88%, 05/15/2043	3,935	3,957
1.63%, 05/15/2026	4,586	4,380		2.88%, 08/15/2045	4,850	4,861
1.75%, 10/31/2018	392	394		2.88%, 11/15/2046	4,080	4,088
1.75%, 09/30/2019	4,511	4,555		3.00%, 05/15/2042	370	382
1.75%, 10/31/2020	2,430	2,448		3.00%, 11/15/2044	3,410	3,509
1.75%, 12/31/2020	3,000	3,019		3.00%, 05/15/2045	5,480	5,630
1.75%, 11/30/2021	3,600	3,607		3.00%, 11/15/2045	4,175	4,287
1.75%, 02/28/2022	2,770	2,770		3.00%, 02/15/2047	3,835	3,942
1.75%, 03/31/2022	3,050	3,049		3.00%, 05/15/2047	1,485	1,527
1.75%, 04/30/2022	5,545	5,542		3.13%, 05/15/2019	3,490	3,614
1.75%, 05/15/2022	2,620	2,619		3.13%, 05/15/2021	3,000	3,171
1.75%, 05/31/2022	3,370	3,370		3.13%, 11/15/2041	1,010	1,067
1.75%, 09/30/2022	4,795	4,778		3.13%, 02/15/2042	2,400	2,534
1.75%, 01/31/2023	3,000	2,981		3.13%, 02/15/2043	2,080	2,190
1.75%, 05/15/2023	5,000	4,956		3.13%, 08/15/2044	4,900	5,161
1.88%, 06/30/2020	2,000	2,025		3.38%, 11/15/2019	2,855	2,995
				3.38%, 05/15/2044	4,365	4,808

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Sector	Percent
U.S. Treasury (continued)				Government	41.88%
3.50%, 05/15/2020	$3,715	$3,936		Mortgage Securities	29.99%
3.50%, 02/15/2039	1,445	1,636		Financial	8.53%
3.63%, 08/15/2019	3,250	3,413		Investment Companies	6.50%
3.63%, 02/15/2020	5,198	5,506		Consumer, Non-cyclical	4.31%
3.63%, 02/15/2021	5,560	5,969		Energy	3.02%
3.63%, 08/15/2043	2,910	3,339		Communications	2.59%
3.63%, 02/15/2044	4,070	4,677		Industrial	2.04%
3.75%, 11/15/2018	1,950	2,021		Utilities	1.74%
3.75%, 11/15/2043	4,280	5,017		Technology	1.70%
3.88%, 08/15/2040	1,180	1,404		Consumer, Cyclical	1.69%
4.00%, 08/15/2018	1,500	1,550		Basic Materials	0.81%
4.25%, 11/15/2040	1,453	1,826		Asset Backed Securities	0.44%
4.38%, 02/15/2038	435	557		Revenue Bonds	0.32%
4.38%, 11/15/2039	920	1,174		General Obligation Unlimited	0.27%
4.38%, 05/15/2040	1,519	1,940		Insured	0.11%
4.38%, 05/15/2041	1,713	2,194		General Obligation Limited	0.03%
4.50%, 02/15/2036	1,995	2,586		Investments Sold Short	(0.04)%
4.50%, 05/15/2038	2,560	3,331		Other Assets and Liabilities	(5.93)%
4.50%, 08/15/2039	2,050	2,660		TOTAL NET ASSETS	100.00%
4.63%, 02/15/2040	1,210	1,598
4.75%, 02/15/2037	500	669
4.75%, 02/15/2041	2,009	2,708
5.00%, 05/15/2037	1,045	1,441
5.25%, 11/15/2028	1,000	1,297
5.25%, 02/15/2029	1,220	1,589
5.38%, 02/15/2031	2,070	2,810
5.50%, 08/15/2028	1,256	1,655
6.13%, 11/15/2027	2,720	3,707
6.25%, 08/15/2023	2,370	2,974
6.25%, 05/15/2030	1,740	2,504
6.38%, 08/15/2027	1,500	2,069
6.63%, 02/15/2027	1,000	1,388
6.88%, 08/15/2025	1,000	1,362
7.25%, 08/15/2022	20	25
8.13%, 05/15/2021	1,150	1,435
8.75%, 05/15/2020	2,000	2,422
8.75%, 08/15/2020	1,500	1,840
9.00%, 11/15/2018	3,000	3,339
		$712,013
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,260,225
Total Investments		$2,058,034
Other Assets and Liabilities - (5.97)%		$(115,920)
TOTAL NET ASSETS - 100.00%		$1,942,114

(a)	Variable Rate. Rate shown is in effect at May 31, 2017.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,358 or 0.33% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

See accompanying notes.

		Schedule of Investments
		Bond Market Index Fund
		May 31, 2017 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.04)%	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) -
(0.04)%
3.00%, 07/01/2047	$200	$203
4.00%, 06/01/2045	50	53
4.00%, 07/01/2045	200	212
5.00%, 07/01/2047	350	377
		$845
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		845
OBLIGATIONS (proceeds $845)
TOTAL SHORT SALES (proceeds $845)		$845

See accompanying notes.

Schedule of Investments Capital Securities Fund May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 3.38%	Shares Held	Value(000	's)		Principal
Money Market Funds - 3.38%				BONDS (continued)	Amount (000's) Value (000's)
Goldman Sachs Financial Square Funds -	12,702,145	$12,702		Banks (continued)
Government Fund				Credit Agricole SA (continued)
				8.38%, 12/31/2049(a),(b),(c)	$2,250	$2,509
TOTAL INVESTMENT COMPANIES		$12,702		Credit Suisse AG
PREFERRED STOCKS - 8.59%	Shares Held	Value(000	's)	6.50%, 08/08/2023	600	674
Banks- 4.26%				Credit Suisse Group AG
CoBank ACB 6.13%(a)	6,000	$601		6.25%, 12/31/2049(a),(b),(c)	1,000	1,056
CoBank ACB 6.20%(a),(b)	10,000	1,056		7.50%, 12/31/2049(a),(b),(c)	4,500	5,029
CoBank ACB 6.25%(a),(b),(c)	38,800	4,097		Danske Bank A/S
Fifth Third Bancorp 6.63%(a),(b)	123,534	3,579		6.13%, 12/31/2049(a),(b)	2,200	2,283
Huntington Bancshares Inc/OH 6.25%(a)	80,000	2,171		Dresdner Funding Trust I
KeyCorp 6.13%(a),(b)	40,000	1,128		8.15%, 06/30/2031(c)	400	496
M&T Bank Corp 6.38%(a),(b)	2,130	2,233		8.15%, 06/30/2031	1,100	1,364
Valley National Bancorp 6.25%(a),(b)	39,083	1,135		Goldman Sachs Capital III
				4.00%, 09/29/2049(a),(b)	169	147
		$16,000
Electric - 1.84%				HBOS Capital Funding LP
				6.85%, 03/29/2049(a)	2,300	2,347
Georgia Power Co 6.50%(a)	10,000	1,021
Gulf Power Co 6.45%(a)	57,830	5,913		HSBC Capital Funding Dollar 1 LP
				10.18%, 12/29/2049(a),(b)	4,400	6,842
		$6,934		10.18%, 12/29/2049(a),(b),(c)	700	1,088
Insurance - 0.23%
XLIT Ltd 4.28%(a),(b)	1,000	875		HSBC Holdings PLC
				6.87%, 12/31/2049(a),(b)	5,900	6,394
				ING Groep NV
Telecommunications - 2.26%				6.50%, 12/31/2049(a),(b)	500	524
Centaur Funding Corp 9.08%(c)	7,329	8,481
				JPMorgan Chase & Co
				6.75%, 12/31/2049(a),(b)	2,000	2,265
TOTAL PREFERRED STOCKS		$32,290		KeyCorp
	Principal			5.00%, 12/31/2049(a),(b)	3,500	3,517
BONDS- 86.54%	Amount (000's)	Value(000	's)	KeyCorp Capital I
Banks- 50.97%				1.89%, 07/01/2028(b)	2,000	1,815
Australia & New Zealand Banking Group				KeyCorp Capital III
Ltd/United Kingdom				7.75%, 07/15/2029	1,500	1,817
6.75%, 12/31/2049(a),(c)	$1,900	$2,108
				Lloyds Bank PLC
Banco Bilbao Vizcaya Argentaria SA				12.00%, 12/29/2049(a),(b)	300	409
9.00%, 12/31/2049(a)	3,400	3,562
				Lloyds Banking Group PLC
Bank of America Corp				6.41%, 01/29/2049(a),(c)	1,700	1,887
6.30%, 12/31/2049(a),(b)	1,000	1,103		7.50%, 12/31/2049(a),(b)	4,300	4,730
6.50%, 12/31/2049(a),(b)	600	664
				M&T Bank Corp
Bank of New York Mellon Corp/The				5.12%, 12/31/2049(a),(b)	4,000	4,100
4.62%, 12/31/2049(a),(b)	9,500	9,452		6.45%, 12/31/2049(a),(b)	1,300	1,410
4.95%, 12/31/2049(a),(b)	2,000	2,075
				Nordea Bank AB
Barclays Bank PLC				5.50%, 12/31/2049(a),(b),(c)	400	407
7.75%, 04/10/2023(b)	1,400	1,463		5.50%, 12/31/2049(a),(b)	1,600	1,630
10.18%, 06/12/2021	900	1,140		6.13%, 12/31/2049(a),(b),(c)	4,300	4,493
10.18%, 06/12/2021(c)	3,000	3,801
				Northern Trust Corp
Barclays PLC				4.60%, 12/31/2049(a),(b)	5,815	5,844
6.63%, 12/31/2049(a),(b)	636	650
(a),(b)				NTC Capital I
8.25%, 12/31/2049	3,500	3,736		1.68%, 01/15/2027(b)	1,250	1,175
BNP Paribas SA				NTC Capital II
7.20%, 06/29/2049(a),(c)	3,300	3,750		1.75%, 04/15/2027(b)	1,200	1,128
7.63%, 12/31/2049(a),(b),(c)	1,000	1,095
(a),(b)				PNC Financial Services Group Inc/The
7.63%, 12/31/2049	1,900	2,081		6.75%, 07/29/2049(a),(b)	1,200	1,353
BPCE SA				RBS Capital Trust B
12.50%, 08/29/2049(a),(b)	2,500	3,022		6.80%, 12/29/2049(a)	2,500	2,536
Capital One Financial Corp				Royal Bank of Scotland Group PLC
5.55%, 12/31/2049(a),(b)	3,000	3,109		7.50%, 12/31/2049(a),(b)	4,896	5,104
Citigroup Inc				7.64%, 03/29/2049(a),(b)	1,000	947
6.13%, 12/31/2049(a),(b)	6,000	6,427		8.00%, 12/31/2049(a),(b)	1,000	1,094
6.25%, 12/31/2049(a),(b)	3,100	3,383
				Societe Generale SA
Citizens Financial Group Inc				7.38%, 12/31/2049(a),(b),(c)	5,000	5,375
5.50%, 12/31/2049(a),(b)	5,000	5,200		8.00%, 12/31/2049(a),(b),(c)	200	227
CoBank ACB				8.25%, 12/31/2049(a),(b)	2,250	2,398
6.25%, 12/31/2049(a),(b)	1,000	1,104
				Standard Chartered PLC
Commerzbank AG				6.50%, 12/31/2049(a),(b)	1,500	1,507
8.13%, 09/19/2023(c)	500	600		7.01%, 07/29/2049(a),(c)	2,800	3,171
Cooperatieve Rabobank UA				7.50%, 12/31/2049(a),(b),(c)	1,300	1,380
4.38%, 08/04/2025	6,000	6,305		7.75%, 12/31/2049(a),(b),(c)	1,000	1,064
8.40%, 11/29/2049(a),(b)	2,000	2,009
(a),(b)				SunTrust Capital I
11.00%, 12/29/2049	1,100	1,283		1.85%, 05/15/2027(b)	4,500	4,140
11.00%, 12/29/2049(a),(b),(c)	1,400	1,633
				SunTrust Capital III
Corestates Capital III				1.78%, 03/15/2028(b)	1,600	1,482
1.75%, 02/15/2027(b),(c)	2,000	1,870
				Svenska Handelsbanken AB
Credit Agricole SA				5.25%, 12/31/2049(a),(b)	3,100	3,156
8.13%, 12/31/2049(a),(b),(c)	1,100	1,272

See accompanying notes

Schedule of Investments
Capital Securities Fund
May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
Swedbank AB			MetLife Inc (continued)
6.00%, 12/31/2049(a)	$4,400	$4,620	6.40%, 12/15/2066(b)	$700	$799
UBS Group AG			9.25%, 04/08/2068(b),(c)	3,900	5,684
6.88%, 12/31/2049(a),(b)	5,700	6,130	10.75%, 08/01/2069	900	1,467
US Bancorp			Mitsui Sumitomo Insurance Co Ltd
5.12%, 12/31/2049(a),(b)	2,000	2,093	7.00%, 03/15/2072(c)	3,600	4,180
Wells Fargo & Co			Nationwide Financial Services Inc
7.98%, 12/31/2049(a),(b)	2,400	2,492	6.75%, 05/15/2087	500	537
		$191,546	Nippon Life Insurance Co
Diversified Financial Services - 1.32%			5.00%, 10/18/2042(b),(c)	1,525	1,636
Charles Schwab Corp/The			Prudential Financial Inc
7.00%, 02/28/2049(a),(b)	2,813	3,210	5.63%, 06/15/2043(b)	2,800	3,045
Depository Trust & Clearing Corp/The			5.88%, 09/15/2042(b)	5,900	6,542
4.88%, 12/31/2049(a),(b),(c)	1,000	1,030	Prudential PLC
National Rural Utilities Cooperative Finance			7.75%, 12/31/2049(a)	2,000	2,066
Corp			Reinsurance Group of America Inc
5.25%, 04/20/2046(b)	700	736	3.80%, 12/15/2065(b)	2,000	1,895
		$4,976	Sumitomo Life Insurance Co
Electric - 3.30%			6.50%, 09/20/2073(b),(c)	3,000	3,488
Dominion Energy Inc			Voya Financial Inc
5.75%, 10/01/2054(b)	6,775	7,097	5.65%, 05/15/2053(b)	3,500	3,675
Emera Inc			XLIT Ltd
6.75%, 06/15/2076(b)	1,000	1,110	3.62%, 12/31/2049(a),(b)	1,400	1,236
NextEra Energy Capital Holdings Inc					$98,068
3.22%, 10/01/2066(b)	4,500	4,207	Miscellaneous Manufacturers - 1.04%
		$12,414	General Electric Co
Hand & Machine Tools - 0.17%			5.00%, 12/31/2049(a),(b)	3,703	3,908
Stanley Black & Decker Inc
5.75%, 12/15/2053	600	632	Pipelines - 1.83%
			Enterprise Products Operating LLC
Insurance - 26.10%			7.03%, 01/15/2068(b)	3,200	3,280
ACE Capital Trust II			TransCanada PipeLines Ltd
9.70%, 04/01/2030	2,570	3,868	3.39%, 05/15/2067(b)	200	188
Aegon NV			Transcanada Trust
2.33%, 07/29/2049(a),(b)	7,400	6,283	5.63%, 05/20/2075(b)	1,600	1,676
Allstate Corp/The			5.87%, 08/15/2076(b)	1,600	1,722
5.75%, 08/15/2053(b)	9,900	10,772			$6,866
American International Group Inc			Telecommunications - 0.29%
8.18%, 05/15/2068	6,700	8,911	Koninklijke KPN NV
Aon Corp			7.00%, 03/28/2073(b)	1,000	1,104
8.21%, 01/01/2027	1,000	1,300
Aviva PLC			Transportation - 1.52%
8.25%, 04/29/2049(a)	200	205	BNSF Funding Trust I
AXA SA			6.61%, 12/15/2055(b)	5,000	5,712
6.38%, 12/29/2049(a),(b),(c)	2,800	3,103
8.60%, 12/15/2030	2,400	3,372	TOTAL BONDS		$325,226
Catlin Insurance Co Ltd			Total Investments		$370,218
4.13%, 07/29/2049(a),(b),(c)	3,100	2,945	Other Assets and Liabilities - 1.49%		$5,596
Everest Reinsurance Holdings Inc			TOTAL NET ASSETS - 100.00%		$375,814
3.57%, 05/01/2067(b)	1,600	1,472
Great-West Life & Annuity Insurance Capital
LP			(a)	Perpetual security. Perpetual securities pay an indefinite stream of
6.63%, 11/15/2034(c)	1,200	1,405	interest, but they may be called by the issuer at an earlier date.
Hartford Financial Services Group Inc/The			(b)	Variable Rate. Rate shown is in effect at May 31, 2017.
3.31%, 02/12/2067(b),(c)	3,900	3,627	(c)	Security exempt from registration under Rule 144A of the Securities Act of
8.13%, 06/15/2068(b)	500	529	1933. These securities may be resold in transactions exempt from
Legal & General Group PLC			registration, normally to qualified institutional buyers. At the end of the
5.25%, 03/21/2047	1,000	1,045	period, the value of these securities totaled $93,339 or 24.84% of net
Liberty Mutual Group Inc			assets.
4.04%, 03/07/2067(b),(c)	300	291
7.80%, 03/07/2087(c)	3,400	4,114
Liberty Mutual Insurance Co
7.70%, 10/15/2097(c)	1,100	1,491	Portfolio Summary (unaudited)
Lincoln National Corp			Sector		Percent
3.20%, 04/20/2067(b)	1,100	973	Financial		82.88%
3.54%, 05/17/2066(b)	1,300	1,202	Utilities		5.14%
Meiji Yasuda Life Insurance Co			Investment Companies		3.38%
5.20%, 10/20/2045(b),(c)	1,000	1,080	Industrial		2.73%
MetLife Capital Trust IV			Communications		2.55%
7.88%, 12/15/2067(c)	1,800	2,376	Energy		1.83%
MetLife Inc			Other Assets and Liabilities		1.49%
5.25%, 12/31/2049(a),(b)	1,400	1,454	TOTAL NET ASSETS		100.00%

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

COMMON STOCKS - 52.00%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 0.39%				Cosmetics & Personal Care (continued)
Andersons Inc/The	16,864	$592		Unicharm Corp	153,200	$4,146
Archer-Daniels-Midland Co	240,656	10,006				$23,068
Bunge Ltd	73,802	5,902		Electric - 2.58%
		$16,500		American Electric Power Co Inc	77,500	5,563
Automobile Manufacturers - 0.06%				CLP Holdings Ltd	349,000	3,816
Mahindra & Mahindra Ltd	114,500	2,547		CMS Energy Corp	38,000	1,802
				Dominion Energy Inc	54,700	4,418
Building Materials - 0.89%				DONG Energy A/S (d)	43,700	1,906
Boise Cascade Co (a)	108,507	2,924		Edison International	127,455	10,396
Builders FirstSource Inc (a)	254,265	3,473		Enel SpA	2,014,737	10,786
Duratex SA	512,100	1,253		FirstEnergy Corp	60,000	1,754
Forterra Inc (a)	15,858	114		Hera SpA	548,628	1,807
Geberit AG	31,683	14,842		Huadian Fuxin Energy Corp Ltd	15,332,000	3,577
Louisiana-Pacific Corp (a)	202,369	4,509		Iberdrola SA	1,551,049	12,386
Norbord Inc	201,382	5,738		Infraestructura Energetica Nova SAB de CV	1,664,720	7,768
Universal Forest Products Inc	52,446	4,612		NextEra Energy Inc	115,400	16,322
		$37,465		PG&E Corp	297,052	20,312
Chemicals - 2.14%				Terna Rete Elettrica Nazionale SpA	1,000,323	5,656
Agrium Inc	76,992	7,114				$108,269
Calgon Carbon Corp	43,320	609		Electronics - 0.31%
CF Industries Holdings Inc	219,773	5,912		Badger Meter Inc	24,901	976
FMC Corp	64,118	4,832		Halma PLC	323,229	4,775
Israel Chemicals Ltd	373,803	1,589		Rotork PLC	742,158	2,255
K+S AG	182,539	4,674		Trimble Inc (a)	103,270	3,722
Koninklijke DSM NV	34,428	2,565		Watts Water Technologies Inc	23,789	1,477
Monsanto Co	239,516	28,124				$13,205
Mosaic Co/The	192,057	4,346		Energy - Alternate Sources - 0.33%
OCI NV (a)	157,649	3,776		China Everbright International Ltd	2,434,000	3,105
Olin Corp	141,478	4,151		China Longyuan Power Group Corp Ltd	3,644,000	2,743
Potash Corp of Saskatchewan Inc	497,253	8,215		Innogy SE (d)	147,928	6,076
Potash Corp of Saskatchewan Inc	65,638	1,084		Pattern Energy Group Inc	82,800	1,868
Sociedad Quimica y Minera de Chile SA	94,031	3,388				$13,792
ADR				Engineering & Construction - 1.57%
Tessenderlo Chemie NV (a)	61,870	2,607		Aegion Corp (a)	31,115	616
Yara International ASA	188,987	7,041		Aena SA (d)	33,006	6,669
		$90,027		Arcadis NV	65,777	1,165
Coal - 0.21%				Auckland International Airport Ltd	679,523	3,363
Adaro Energy Tbk PT	6,166,400	703		Eiffage SA	29,600	2,691
Alliance Holdings GP LP	11,540	327		Enav SpA (d)	2,587,781	10,920
Arch Coal Inc	8,032	568		Ferrovial SA	324,638	7,328
Banpu PCL (b)	650,200	340		Flughafen Zurich AG	45,311	11,244
China Coal Energy Co Ltd	791,000	347		Grupo Aeroportuario del Pacifico SAB de CV	170,700	1,707
China Shenhua Energy Co Ltd	1,091,500	2,654		Mytilineos Holdings SA (a)	30,052	262
CONSOL Energy Inc (a)	73,723	1,070		Promotora y Operadora de Infraestructura	166,800	1,729
Exxaro Resources Ltd	60,568	471		SAB de CV
Foresight Energy LP (a)	8,495	42		Sydney Airport	1,955,606	10,794
Harum Energy Tbk PT (a)	347,400	55		Vinci SA	87,700	7,671
Indo Tambangraya Megah Tbk PT	145,200	166				$66,159
Inner Mongolia Yitai Coal Co Ltd	452,700	373		Environmental Control - 0.14%
Semirara Mining & Power Corp	136,910	434		China Water Affairs Group Ltd	764,000	500
Shougang Fushan Resources Group Ltd	1,360,000	229		Kurita Water Industries Ltd	94,800	2,510
Tambang Batubara Bukit Asam Persero Tbk	296,100	242		SIIC Environment Holdings Ltd	831,200	324
PT				Tetra Tech Inc	52,778	2,425
Whitehaven Coal Ltd (a)	197,811	371				$5,759
Yanzhou Coal Mining Co Ltd	624,000	464		Food - 1.45%
		$8,856		Aryzta AG (a)	51,419	1,624
Commercial Services - 1.83%				Associated British Foods PLC	121,779	4,704
Abertis Infraestructuras SA	996,553	18,253		Bakkafrost P/F	42,763	1,586
Atlantia SpA	410,297	11,430		BRF SA	292,600	3,941
Cengage Learning Holdings II Inc (c)	11,792	65		China Mengniu Dairy Co Ltd	672,000	1,358
COSCO SHIPPING Ports Ltd	5,633,071	6,576		Chr Hansen Holding A/S	33,031	2,312
Groupe Eurotunnel SE	1,184,669	13,955		Cosan Ltd	236,100	1,672
Hutchison Port Holdings Trust	13,762,100	5,574		Emmi AG (a)	3,014	2,339
OHL Mexico SAB de CV	4,172,065	4,636		Fuji Oil Holdings Inc	82,000	1,996
Transurban Group	1,808,517	16,549		Hormel Foods Corp	60,996	2,051
		$77,038		Leroy Seafood Group ASA	511,750	2,758
Consumer Products - 0.03%				McCormick & Co Inc/MD	22,270	2,319
Kimberly-Clark Corp	10,784	1,399		Nippon Flour Mills Co Ltd	173,300	2,748
				Nippon Suisan Kaisha Ltd	542,500	2,831
Cosmetics & Personal Care - 0.55%				Pilgrim's Pride Corp (a)	86,911	2,022
Kao Corp	103,000	6,495		Salmar ASA	122,838	3,324
Svenska Cellulosa AB SCA	352,301	12,427		Sanderson Farms Inc	18,380	2,182
				Sao Martinho SA	397,800	2,213

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Iron & Steel - 0.27%
Sysco Corp	52,063	$2,841		Cliffs Natural Resources Inc (a)	95,235	$561
Toyo Suisan Kaisha Ltd	77,700	3,027		Fortescue Metals Group Ltd	600,309	2,159
Tyson Foods Inc	132,700	7,609		Kumba Iron Ore Ltd (a)	20,697	249
Wilmar International Ltd	1,385,400	3,543		Vale SA ADR	651,342	5,146
		$61,000		Vale SA ADR	413,558	3,461
Forest Products & Paper - 3.11%						$11,576
Acadian Timber Corp (c)	145,023	1,946		Lodging - 0.38%
BillerudKorsnas AB	123,046	1,964		City Developments Ltd	445,900	3,429
Canfor Corp (a)	567,455	8,082		Hilton Grand Vacations Inc (a)	49,378	1,766
Clearwater Paper Corp (a)	25,722	1,192		Hilton Worldwide Holdings Inc	162,723	10,816
Deltic Timber Corp (c)	126,826	8,606				$16,011
DS Smith PLC	693,225	3,908		Machinery - Diversified - 1.58%
Empresas CMPC SA	1,816,688	4,303		AGCO Corp	74,968	4,800
Fibria Celulose SA ADR	630,556	7,207		Alamo Group Inc	25,856	2,201
Holmen AB	91,967	4,136		ANDRITZ AG	113,971	6,847
Interfor Corp (a)	464,321	6,060		Bucher Industries AG	7,974	2,598
International Paper Co	120,731	6,384		CNH Industrial NV	292,798	3,274
Klabin SA	1,334,200	6,968		Deere & Co	116,144	14,223
Metsa Board OYJ	233,501	1,780		Ebara Corp	93,600	2,648
Mondi PLC	475,465	12,429		Gorman-Rupp Co/The	14,953	360
Quintis Ltd (b)	2,854,062	679		IDEX Corp	65,222	7,075
Sappi Ltd	759,831	5,605		Interpump Group SpA	67,986	1,995
Smurfit Kappa Group PLC	194,319	5,471		Kubota Corp	522,200	8,260
Smurfit Kappa Group PLC	27,633	777		Lindsay Corp	9,093	776
Stora Enso OYJ	510,009	6,450		Valmet OYJ	178,018	3,463
Sumitomo Forestry Co Ltd	522,100	8,316		Xylem Inc/NY	153,514	8,004
Suzano Papel e Celulose SA	1,213,300	5,785				$66,524
UPM-Kymmene OYJ	265,100	7,470		Metal Fabrication & Hardware - 0.13%
West Fraser Timber Co Ltd	236,673	10,304		Advanced Drainage Systems Inc	30,644	587
Western Forest Products Inc	3,024,508	4,747		Mueller Industries Inc	49,272	1,393
		$130,569		Mueller Water Products Inc - Class A	138,340	1,547
Gas - 1.57%				Rexnord Corp (a)	87,898	2,004
ENN Energy Holdings Ltd	582,000	3,061				$5,531
Hong Kong & China Gas Co Ltd	628,669	1,344		Mining - 4.27%
Italgas SpA	271,035	1,435		Acacia Mining PLC	52,706	195
National Grid PLC	1,365,334	19,174		African Rainbow Minerals Ltd	28,092	175
NiSource Inc	233,017	6,074		Agnico Eagle Mines Ltd	72,400	3,499
Sempra Energy	198,611	23,136		Alacer Gold Corp (a)	94,000	138
Snam SpA	890,600	4,086		Alamos Gold Inc	96,000	646
Southcross Holdings Borrower LP (a),(c),(e)	37	18		Alumina Ltd	740,274	1,056
Southwest Gas Holdings Inc	44,700	3,557		Aluminum Corp of China Ltd (a)	1,266,000	590
Tokyo Gas Co Ltd	404,900	2,102		Aneka Tambang Persero Tbk PT (a)	3,088,400	180
Western Gas Equity Partners LP	43,342	1,881		Anglo American Platinum Ltd (a)	17,330	369
		$65,868		Anglo American PLC (a)	450,564	6,010
Hand & Machine Tools - 0.03%				AngloGold Ashanti Ltd	131,201	1,500
Franklin Electric Co Inc	32,931	1,258		Antofagasta PLC	126,708	1,312
				Asanko Gold Inc (a)	64,900	105
Healthcare - Products - 0.19%				Assore Ltd	17,942	262
Danaher Corp	95,903	8,146		B2Gold Corp (a)	310,000	778
				Barrick Gold Corp	374,500	6,193
Healthcare - Services - 0.00%				BHP Billiton Ltd	1,031,972	18,141
Millennium Health LLC (a),(c),(e)	22,091	30		BHP Billiton PLC	678,645	10,255
Millennium Health LLC (a),(b),(c),(e)	20,580	—		Boliden AB	87,883	2,403
Millennium Health LLC (a),(b),(c),(e)	19,318	—		Cameco Corp	127,100	1,171
		$30		Capstone Mining Corp (a)	125,262	86
Holding Companies - Diversified - 0.25%				Centamin PLC	370,192	794
China Merchants Port Holdings Co Ltd	2,635,537	7,807		Centerra Gold Inc	74,900	425
Empresas COPEC SA	231,638	2,647		China Gold International Resources Corp Ltd	76,400	110
		$10,454		(a)
Home Builders - 0.36%				China Molybdenum Co Ltd	1,260,000	394
Daiwa House Industry Co Ltd	75,100	2,453		Coeur Mining Inc (a)	58,175	540
DR Horton Inc	58,260	1,905		Detour Gold Corp (a)	56,100	726
Lennar Corp - A Shares	88,086	4,520		Dominion Diamond Corp	26,600	343
LGI Homes Inc (a)	47,755	1,547		Dowa Holdings Co Ltd	100,000	754
Toll Brothers Inc	124,763	4,605		Eldorado Gold Corp	230,200	697
		$15,030		Endeavour Mining Corp (a)	23,800	375
Home Furnishings - 0.09%				Endeavour Silver Corp (a)	40,800	119
American Woodmark Corp (a)	19,673	1,825		Eramet (a)	3,411	167
Rational AG	3,333	1,799		Evolution Mining Ltd	431,781	772
				First Majestic Silver Corp (a)	53,000	443
		$3,624
Housewares - 0.06%				First Quantum Minerals Ltd	221,500	1,868
				Fortuna Silver Mines Inc (a)	51,100	241
Scotts Miracle-Gro Co/The	27,444	2,377
				Franco-Nevada Corp	57,300	4,279

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Mining (continued)
Freeport-McMoRan Inc (a)	464,885	$5,342		Vedanta Resources PLC	34,726	$275
Fresnillo PLC	94,710	1,926		Western Areas Ltd (a)	87,486	143
Glencore PLC (a)	3,700,225	13,630		Wheaton Precious Metals Corp	141,800	2,897
Gold Fields Ltd	263,971	939		Yamana Gold Inc	304,500	789
Goldcorp Inc	274,300	3,730		Zhaojin Mining Industry Co Ltd	336,500	275
Grupo Mexico SAB de CV	2,001,000	5,419		Zijin Mining Group Co Ltd	1,840,000	604
Guyana Goldfields Inc (a)	43,900	176				$179,525
Harmony Gold Mining Co Ltd	56,523	114		Miscellaneous Manufacturers - 0.43%
Hecla Mining Co	127,059	729		Aalberts Industries NV	82,291	3,329
Hi-Crush Partners LP (a)	23,395	305		Alfa Laval AB	245,485	4,943
Highland Gold Mining Ltd	62,699	123		Pentair PLC	130,833	8,664
Hochschild Mining PLC	97,788	362		Sulzer AG	10,844	1,265
Hudbay Minerals Inc	76,200	390				$18,201
IAMGOLD Corp (a)	148,100	660		Oil & Gas - 0.26%
Iluka Resources Ltd	134,535	912		Antero Midstream Partners LP	261,837	9,070
Impala Platinum Holdings Ltd (a)	236,096	658		EQT GP Holdings LP (c)	68,152	1,782
Imperial Metals Corp (a)	18,100	66		Vantage Drilling International (a),(b)	1,554	1
Independence Group NL	188,515	500				$10,853
Industrias Penoles SAB de CV	51,100	1,111		Packaging & Containers - 0.67%
Jiangxi Copper Co Ltd	445,000	669		Graphic Packaging Holding Co	217,158	2,934
KAZ Minerals PLC (a)	86,117	539
Kinross Gold Corp (a)	400,100	1,730		Huhtamaki OYJ	51,521	2,001
				KapStone Paper and Packaging Corp	272,945	5,767
Kirkland Lake Gold Ltd	65,202	507		Mayr Melnhof Karton AG	4,277	543
Klondex Mines Ltd (a)	56,300	168
Lonmin PLC (a)	72,600	69		Packaging Corp of America	88,005	8,991
				WestRock Co	143,299	7,798
Lucara Diamond Corp	98,300	218				$28,034
Lundin Mining Corp	233,300	1,285		Pharmaceuticals - 0.07%
McEwen Mining Inc	77,004	196		Zoetis Inc	44,614	2,779
MMG Ltd (a)	1,020,000	336
Mountain Province Diamonds Inc (a)	41,100	117
Munsun Capital Group Ltd (a)	2,680,000	44		Pipelines - 11.60%
				Antero Midstream GP LP (a)	129,575	2,861
Nevsun Resources Ltd	96,800	233		APA Group	1,286,520	9,153
New Gold Inc (a)	184,900	534
				Buckeye Partners LP	256,709	16,429
Newcrest Mining Ltd	246,365	3,861		Cheniere Energy Inc (a)	466,882	22,746
Newmont Mining Corp	170,667	5,828		Enbridge Energy Management LLC (a)	418,637	6,732
Nickel Asia Corp	488,500	62		Enbridge Inc	91,277	3,515
Norsk Hydro ASA	398,882	2,164		Enbridge Inc	697,313	26,843
North Mining Shares Co Ltd (a)	5,530,000	114
Northam Platinum Ltd (a)	131,040	438		Energy Transfer Equity LP	1,328,813	22,643
				Energy Transfer Partners LP	1,055,109	22,959
Northern Star Resources Ltd	192,964	675
Nyrstar NV (a)	30,063	187		Enterprise Products Partners LP	1,208,604	32,403
				EQT Midstream Partners LP (c)	280,506	20,690
OceanaGold Corp	193,813	656		Genesis Energy LP	270,115	8,425
Orocobre Ltd (a)	67,643	185
				Kinder Morgan Inc/DE	1,211,200	22,722
Osisko Gold Royalties Ltd	34,200	361		Koninklijke Vopak NV	44,933	2,035
OZ Minerals Ltd	95,965	520		Magellan Midstream Partners LP	402,674	29,230
Pan African Resources PLC	574,434	120		MPLX LP	595,284	19,674
Pan American Silver Corp	48,900	853		Noble Midstream Partners LP	55,308	2,544
Petra Diamonds Ltd (a)	170,333	285
				NuStar Energy LP	77,996	3,555
Philex Mining Corp	952,400	172		ONEOK Partners LP	402,860	19,704
Polymetal International PLC	110,525	1,441		Pembina Pipeline Corp	154,906	4,950
Randgold Resources Ltd	30,204	2,865		Phillips 66 Partners LP (c)	323,570	16,023
Regis Resources Ltd	160,976	390		Plains All American Pipeline LP	911,540	24,138
Resolute Mining Ltd	236,805	203		Shell Midstream Partners LP (c)	303,168	9,043
Richmont Mines Inc (a)	20,200	143
				Spectra Energy Partners LP	179,738	7,754
Rio Tinto Ltd	136,299	6,346		Tallgrass Energy GP LP	67,326	1,735
Rio Tinto PLC	444,826	17,764		Tallgrass Energy Partners LP	162,768	8,073
Royal Gold Inc	20,992	1,688		Targa Resources Corp	170,561	7,834
Sandfire Resources NL	50,683	230		Tesoro Logistics LP (c)	318,775	16,889
Saracen Mineral Holdings Ltd (a)	259,478	201
SEMAFO Inc (a)	104,300	212		TransCanada Corp	590,617	27,418
				Valero Energy Partners LP (c)	219,742	9,935
Sibanye Gold Ltd	545,881	673		Veresen Inc	413,800	5,624
Sibanye Gold Ltd - Rights (a)	307,033	105
				Western Gas Partners LP (c)	323,486	18,028
Silver Standard Resources Inc (a)	38,400	365
				Williams Cos Inc/The	777,850	22,247
Silvercorp Metals Inc	53,700	157		Williams Partners LP	333,508	13,063
South32 Ltd	1,710,618	3,355				$487,617
Southern Copper Corp	49,675	1,737
St Barbara Ltd (a)	159,800	341		Real Estate - 2.15%
				ADO Properties SA (d)	180,690	7,773
Sumitomo Metal Mining Co Ltd	187,000	2,273
Tahoe Resources Inc	99,900	884		Aeon Mall Co Ltd	357,000	6,683
Teck Resources Ltd	182,400	3,247		Deutsche Wohnen AG	395,819	15,536
Timah Persero Tbk PT	957,100	65		Fabege AB	411,763	7,728
Torex Gold Resources Inc (a)	25,500	426		Hongkong Land Holdings Ltd	995,861	7,528
Turquoise Hill Resources Ltd (a)	387,800	1,011		Inmobiliaria Colonial SA	490,524	3,989
Vale Indonesia Tbk PT (a)	638,500	91		Leopalace21 Corp	596,500	3,510

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Transportation - 0.14%
Mitsui Fudosan Co Ltd	651,500	$15,401		East Japan Railway Co	31,800	$3,048
New World Development Co Ltd	5,091,000	6,327		Prumo Logistica SA (a)	1,148,920	2,861
Pope Resources a Delaware LP (c)	73,271	5,396				$5,909
Sun Hung Kai Properties Ltd	721,000	10,662		Water- 2.02%
		$90,533		American States Water Co	33,689	1,543
REITS - 9.50%				American Water Works Co Inc	204,004	15,949
Agree Realty Corp	77,439	3,526		Aqua America Inc	163,391	5,341
Alexandria Real Estate Equities Inc	124,827	14,565		Beijing Enterprises Water Group Ltd	4,504,000	3,605
American Homes 4 Rent	544,255	12,229		California Water Service Group	44,174	1,531
American Tower Corp	176,333	23,133		China Water Industry Group Ltd (a)	1,100,000	229
Apartment Investment & Management Co	95,744	4,109		Cia de Saneamento Basico do Estado de Sao	470,588	4,202
Assura PLC	3,602,205	2,949		Paulo ADR
AvalonBay Communities Inc	80,152	15,328		Connecticut Water Service Inc	10,350	549
CatchMark Timber Trust Inc	437,501	4,953		Guangdong Investment Ltd	2,592,000	3,738
Corporate Office Properties Trust	155,287	5,238		Middlesex Water Co	14,999	530
Crown Castle International Corp	186,941	19,003		Pennon Group PLC	910,348	10,806
CubeSmart	305,363	7,622		Severn Trent PLC	322,540	10,398
Dexus	1,554,117	11,983		Suez	343,001	6,251
Digital Realty Trust Inc	72,570	8,577		United Utilities Group PLC	730,881	9,698
EPR Properties	78,372	5,557		Veolia Environnement SA	452,731	9,964
Equinix Inc	28,867	12,731		York Water Co/The	11,824	391
Essex Property Trust Inc	48,912	12,566				$84,725
Frasers Logistics & Industrial Trust	8,672,656	6,299		TOTAL COMMON STOCKS		$2,185,620
Gecina SA	46,587	7,157		INVESTMENT COMPANIES - 5.12%	Shares Held	Value(000	's)
Goodman Group	2,042,203	12,880		Exchange Traded Funds - 0.07%
Great Portland Estates PLC	528,042	4,322		Guggenheim S&P Global Water Index ETF	48,552	1,590
Hoshino Resorts REIT Inc	294	1,518		SPDR S&P Metals & Mining ETF	49,200	1,423
Hudson Pacific Properties Inc	161,781	5,300				$3,013
Industrial & Infrastructure Fund Investment	388	1,752		Money Market Funds - 5.05%
Corp				BlackRock Liquidity Funds FedFund Portfolio	1,541,236	1,541
Investa Office Fund	512,528	1,796		Cash Account Trust - Government & Agency	29,491,694	29,492
Invitation Homes Inc	179,812	3,870		Portfolio - Government Cash Managed
Japan Hotel REIT Investment Corp	5,883	4,267		First American Government Obligations Fund	39,268	39
Japan Logistics Fund Inc	1,586	3,411		Goldman Sachs Financial Square Funds -	53,445,751	53,446
Japan Retail Fund Investment Corp	2,634	5,117		Government Fund
Link REIT	1,915,500	15,108		Morgan Stanley Institutional Liquidity Funds -	125,928,934	125,929
Merlin Properties Socimi SA	296,484	3,763		Government Portfolio
Nomura Real Estate Master Fund Inc	2,866	4,310		Wells Fargo Advantage Government Money	1,750,058	1,750
Park Hotels & Resorts Inc	105,347	2,712		Market Fund
Physicians Realty Trust	509,878	10,371				$212,197
Potlatch Corp	213,834	9,783		TOTAL INVESTMENT COMPANIES		$215,210
Prologis Inc	120,097	6,670		PREFERRED STOCKS - 0.06%	Shares Held	Value(000	's)
Rayonier Inc	372,541	10,465
				Water - 0.06%
Regency Centers Corp	235,333	14,322		Cia de Saneamento do Parana 0.58%(f)	756,900	$2,430
Rexford Industrial Realty Inc	437,351	11,918
SBA Communications Corp (a)	51,687	7,142
Segro PLC	637,055	4,133		TOTAL PREFERRED STOCKS		$2,430
Senior Housing Properties Trust	300,697	6,357		COMMODITY INDEXED STRUCTURED	Principal
Simon Property Group Inc	121,979	18,815		NOTES- 0.44%	Amount (000's)	Value(000	's)
STORE Capital Corp	215,906	4,400		Banks- 0.44%
Sun Communities Inc	80,366	6,923		Royal Bank of Canada; Dow Jones – UBS
Sunstone Hotel Investors Inc	223,379	3,487		Commodity Index Linked Note
				0.87%, 03/12/2018(d),(f)	$4,200	$3,678
Unibail-Rodamco SE	44,235	11,421		0.87%, 03/12/2018(d),(f)	17,000	14,763
UNITE Group PLC/The	577,765	4,693
Weyerhaeuser Co	627,625	20,687				$18,441
		$399,238		TOTAL COMMODITY INDEXED STRUCTURED NOTES		$18,441
Retail - 0.11%					Principal
BMC Stock Holdings Inc (a)	69,012	1,346		CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value(000	's)
Lowe's Cos Inc	17,557	1,383		Oil & Gas - 0.01%
Tractor Supply Co	30,986	1,709		Vantage Drilling International
		$4,438		1.00%, PIK 1.00%, 12/31/2030(b),(c),(f),(g)	271	271
Software - 0.06%
InterXion Holding NV (a)	57,495	2,556		TOTAL CONVERTIBLE BONDS		$271
				SENIOR FLOATING RATE INTERESTS -	Principal
Storage & Warehousing - 0.06%				19.80%	Amount (000's)	Value(000	's)
Safestore Holdings PLC	415,985	2,364		Advertising - 0.24%
				Advantage Sales & Marketing Inc, Term
Telecommunications - 0.02%				Loan
Cellnex Telecom SA (d)	44,200	927		7.51%, 07/21/2022(f)	$493	$482
				Advantage Sales & Marketing Inc, Term Loan
Textiles - 0.14%				B
Mohawk Industries Inc (a)	24,399	5,839		4.29%, 07/21/2021(f)	2,000	1,977
				Affinion Group Inc, Term Loan
				8.93%, 03/31/2022(f)	2,750	2,795

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Advertising (continued)			Commercial Services (continued)
Checkout Holding Corp, Term Loan B			Brand Energy & Infrastructure Services Inc,
4.54%, 04/03/2021(f)	$1,671	$1,474	Term Loan B
Getty Images Inc, Term Loan B			4.92%, 11/20/2020(f)	$900	$902
4.75%, 10/03/2019(f)	3,518	3,228	Camelot Finance LP, Term Loan
		$9,956	4.54%, 10/03/2023(f)	2,985	3,006
Aerospace & Defense - 0.27%			Ceridian HCM Holding Inc, Term Loan B2
Sequa Mezzanine Holdings LLC, Term Loan			4.54%, 09/15/2020(f)	1,254	1,251
10.17%, 04/28/2022(f)	1,621	1,654	Concentra Inc, Term Loan B
Sequa Mezzanine Holdings LLC, Term Loan			4.06%, 06/01/2022(f)	1,918	1,932
B			Gartner Inc, Term Loan A
6.67%, 10/28/2021(f)	4,709	4,736	2.99%, 03/21/2022(f)	1,269	1,272
TransDigm Inc, Term Loan D			Gartner Inc, Term Loan B
4.14%, 05/21/2021(f)	4,831	4,848	3.04%, 03/15/2024(f)	750	756
		$11,238	Global Payments Inc, Term Loan B
Airlines - 0.35%			2.99%, 04/21/2023(f)	387	389
American Airlines Inc, Term Loan B			KAR Auction Services Inc, Term Loan
3.04%, 06/26/2020(f)	3,904	3,908	0.00%, 03/09/2023(f),(h)	990	997
3.49%, 10/10/2021(c),(f)	3,144	3,147	Laureate Education Inc, Term Loan
3.49%, 12/14/2023(f)	2,185	2,189	7.40%, 04/19/2024(f)	3,000	3,005
3.54%, 04/28/2023(f)	2,475	2,478	Monitronics International Inc, Term Loan B2
Delta Air Lines Inc, Term Loan B1			6.65%, 09/22/2022(f)	2,289	2,319
3.49%, 10/18/2018(f)	3,037	3,057	Pharmaceutical Product Development LLC,
			Term Loan
		$14,779	0.00%, 08/18/2022(f),(h)	6,321	6,327
Automobile Manufacturers - 0.07%
FCA US LLC, Term Loan B			Prime Security Services Borrower LLC, Term
2.99%, 12/05/2018(f)	2,897	2,917	Loan
			4.29%, 05/02/2022(f)	4,988	5,028
Automobile Parts & Equipment - 0.03%			Syniverse Holdings Inc, Term Loan B
Allison Transmission Inc, Term Loan B			4.15%, 04/23/2019(f)	2,583	2,486
3.03%, 09/23/2022 (f)	1,117	1,127	4.17%, 04/23/2019(f)	3,220	3,061
			WEX Inc, Term Loan B
			4.54%, 06/24/2023(f)	1,191	1,201
Beverages - 0.11%
Jacobs Douwe Egberts International BV, Term					$36,086
Loan B			Computers - 1.22%
3.44%, 07/02/2022(f)	3,018	3,037	Conduent Business Services LLC, Term Loan
Keurig Green Mountain Inc, Term Loan A			B
2.56%, 03/03/2021(f)	1,661	1,657	4.99%, 12/07/2023(f)	2,257	2,291
		$4,694	CSRA Inc, Term Loan B
			3.54%, 10/06/2022(f)	1,243	1,245
Biotechnology - 0.13%
Concordia International Corp, Term Loan B			Dell International LLC, Term Loan A1
5.28%, 10/21/2021(f)	7,624	5,507	3.05%, 12/31/2018(f)	1,685	1,687
			Dell International LLC, Term Loan A2
			3.30%, 06/02/2021(f)	5,070	5,085
Building Materials - 0.16%
Quikrete Holdings Inc, Term Loan B			Dell International LLC, Term Loan A3
3.74%, 11/03/2023(f)	3,990	3,974	3.05%, 05/31/2019(f)	3,500	3,507
Safway Group Holding LLC, Term Loan			Dell International LLC, Term Loan B
5.76%, 08/04/2023(f)	2,786	2,793	3.55%, 09/07/2023(f)	15,197	15,283
		$6,767	iQor US Inc, Term Loan B
			6.15%, 02/19/2021(f)	2,706	2,700
Chemicals - 0.21%
			NeuStar Inc, Term Loan
Alpha 3 BV, Term Loan B1			0.00%, 03/01/2024 (f),(h)	1,750	1,767
4.15%, 01/31/2024(f)	2,000	2,009
			Optiv Security Inc, Term Loan
Axalta Coating Systems US Holdings Inc,			4.44%, 01/13/2024(f)	1,933	1,913
Term Loan
0.00%, 06/21/2024(f),(h)	337	339	Riverbed Technology Inc, Term Loan B
			4.30%, 04/25/2022(f)	2,229	2,200
Duke Finance LLC, Term Loan
6.15%, 02/16/2024(f)	1,492	1,507	Tempo Acquisition LLC, Term Loan B
			3.99%, 04/19/2024(f)	2,000	2,006
Ineos US Finance LLC, Term Loan B
3.80%, 03/31/2022(f)	245	247	TierPoint LLC, Term Loan B
			4.77%, 04/26/2024(f)	2,000	2,002
Minerals Technologies Inc, Term Loan B2
4.75%, 05/09/2021(f)	1,305	1,322	Western Digital Corp, Term Loan B2
			3.78%, 04/29/2023(f)	9,390	9,471
Versum Materials Inc, Term Loan B
3.65%, 09/21/2023(f)	3,483	3,520			$51,157
		$8,944	Consumer Products - 0.07%
Coal- 0.07%			Prestige Brands Inc, Term Loan B4
			3.79%, 01/20/2024(f)	1,432	1,443
Peabody Energy Corp, Term Loan EXIT
5.50%, 02/08/2022(f)	3,067	3,070	Spectrum Brands Inc, Term Loan B
			3.16%, 06/23/2022(f)	1,579	1,588
Commercial Services - 0.86%					$3,031
Acosta Holdco Inc, Term Loan B			Cosmetics & Personal Care - 0.11%
4.29%, 09/26/2021(f)	500	466	Coty Inc, Term Loan A
			2.74%, 10/27/2020(f)	2,714	2,696
Allied Universal Holdco LLC, Term Loan
4.79%, 07/27/2022(f)	1,680	1,688

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Cosmetics & Personal Care (continued)			Food (continued)
Revlon Consumer Products Corp, Term Loan			Albertsons LLC, Term Loan B5
B			4.40%, 12/21/2022(f)	$2,000	$2,013
4.54%, 07/21/2023(f)	$2,180	$2,080	Albertsons LLC, Term Loan B6
		$4,776	4.45%, 06/22/2023(f)	6,747	6,789
Distribution & Wholesale - 0.25%			Chobani LLC, Term Loan B
HD Supply Inc, Term Loan B			5.25%, 09/29/2023(f)	2,419	2,450
3.75%, 10/16/2023(f)	2,886	2,902	Moran Foods LLC, Term Loan B
3.90%, 08/13/2021(f)	1,348	1,356	7.04%, 12/01/2023(f)	998	981
Univar USA Inc, Term Loan B			Pinnacle Foods Finance LLC, Term Loan B
3.79%, 07/01/2022(f)	6,089	6,112	2.99%, 01/30/2024(f)	3,071	3,085
		$10,370	SUPERVALU Inc, Term Loan
Diversified Financial Services - 0.17%			5.50%, 03/21/2019(f)	1,979	1,982
Walter Investment Management Corp, Term			US Foods Inc, Term Loan B
Loan			3.79%, 06/27/2023(f)	9,676	9,751
4.75%, 12/11/2020(f)	7,852	7,115			$41,163
			Gas- 0.00%
Electric - 0.65%			Southcross Holdings Borrower LP, Term Loan
Calpine Corp, Term Loan B5			B
3.90%, 05/20/2022(f)	1,618	1,614	4.50%, PIK 5.50%, 04/13/2023(c),(f),(g)	34	31
Calpine Corp, Term Loan B7
3.90%, 05/05/2023(f)	2,879	2,871	Healthcare - Products - 0.32%
Dayton Power & Light Co/The, Term Loan B			Alere Inc, Term Loan B
4.30%, 08/19/2022(f)	2,643	2,670	4.30%, 06/10/2022(f)	249	250
Dynegy Inc, Term Loan C1			Carestream Health Inc, Term Loan
4.25%, 06/27/2023(f)	684	683	9.65%, 12/15/2019(f)	729	704
Energy Future Intermediate Holding Co LLC,			Carestream Health Inc, Term Loan B
DIP Term Loan			5.15%, 06/05/2019(f)	5,030	4,912
4.29%, 06/30/2017(f)	3,726	3,741	ConvaTec Inc, Term Loan
Vistra Operations Co LLC, Term Loan B			3.54%, 10/13/2023(f)	3,153	3,169
3.79%, 08/04/2023(f)	10,316	10,239	DJO Finance LLC, Term Loan B
Vistra Operations Co LLC, Term Loan B2			4.27%, 06/24/2020(f)	1,719	1,700
4.26%, 12/13/2023(f)	2,993	2,994	Kinetic Concepts Inc, Term Loan B
Vistra Operations Co LLC, Term Loan C			4.40%, 01/26/2024(f)	2,899	2,858
3.79%, 08/04/2023(f)	2,359	2,341			$13,593
		$27,153	Healthcare - Services - 0.79%
Electronics - 0.06%			Ardent Legacy Acquisitions Inc, Term Loan
TTM Technologies Inc, Term Loan B			B
5.29%, 05/07/2021(f)	2,296	2,336	6.65%, 07/30/2021(f)	244	244
			CHS/Community Health Systems Inc, Term
Engineering & Construction - 0.04%			Loan G
Engility Corp, Term Loan B2			3.80%, 12/13/2019(f)	2,915	2,916
4.82%, 08/14/2023(f)	1,514	1,529	CHS/Community Health Systems Inc, Term
			Loan H
Entertainment - 0.67%			4.05%, 01/14/2021(f)	4,226	4,227
CCM Merger Inc, Term Loan B			DaVita Inc, Term Loan B
3.83%, 07/30/2021(f)	1,372	1,379	3.79%, 06/24/2021(f)	1,670	1,682
Delta 2 Lux Sarl, Term Loan B			Envision Healthcare Corp, Term Loan C
8.07%, 07/29/2022(f)	795	799	4.15%, 11/17/2023(f)	1,995	2,016
Delta 2 Lux Sarl, Term Loan B3			HCA Inc, Term Loan
4.57%, 02/01/2024(f)	8,763	8,770	3.04%, 03/17/2023(f)	4,709	4,725
Lions Gate Entertainment Corp, Term Loan			3.29%, 02/15/2024(f)	4,991	5,038
B			Heartland Dental LLC, Term Loan
4.00%, 10/13/2023(f)	1,350	1,356	5.54%, 12/21/2018(f)	3,389	3,391
Scientific Games International Inc, Term Loan			IASIS Healthcare LLC, Term Loan
B3			5.25%, 02/16/2021(f)	2,724	2,748
5.06%, 10/01/2021(f)	11,863	12,040	MPH Acquisition Holdings LLC, Term Loan
William Morris Endeavor Entertainment LLC,			B
Term Loan B			4.90%, 05/25/2023(f)	1,882	1,886
4.30%, 05/06/2021(f)	2,588	2,600	New Millennium Holdco Inc, Term Loan
WMG Acquisition Corp, Term Loan			7.54%, 12/21/2020(f)	1,112	657
3.51%, 11/01/2023(f)	1,192	1,193	Quorum Health Corp, Term Loan
		$28,137	7.79%, 04/29/2022(f)	678	677
Environmental Control - 0.14%			Select Medical Corp, Term Loan
Advanced Disposal Services Inc, Term Loan			4.65%, 02/13/2024(f)	1,959	1,976
B			Tennessee Merger Sub Inc, Term Loan
3.70%, 11/10/2023(f)	6,059	6,100	3.76%, 01/12/2024(f)	944	939
					$33,122
Food- 0.98%			Holding Companies - Diversified - 0.19%
AdvancePierre Foods Inc, Term Loan B			Emerald Expositions Holding Inc, Term Loan
5.92%, 05/26/2023(f)	1,638	1,638	B
Albertsons LLC, Term Loan B4			0.00%, 05/17/2024(f),(h)	2,206	2,216
4.04%, 08/25/2021(f)	12,405	12,474

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Holding Companies - Diversified (continued)			Machinery - Diversified (continued)
Travelport Finance Luxembourg Sarl, Term			RBS Global Inc, Term Loan B
Loan C			3.89%, 08/21/2023(f)	$2,462	$2,471
4.43%, 09/02/2021(f)	$5,720	$5,747	Zebra Technologies Corp, Term Loan B
		$7,963	3.60%, 10/27/2021(f)	3,008	3,030
Insurance - 0.19%			Zodiac Pool Solutions LLC, Term Loan
Acrisure LLC, Term Loan			0.00%, 12/20/2023(f),(h)	1,746	1,754
1.70%, 11/22/2023(f)	1,500	1,513			$22,343
Alliant Holdings Intermediate LLC, Term			Media- 2.21%
Loan			Altice Financing SA, Term Loan
4.42%, 07/27/2022(f)	2,824	2,827	3.91%, 06/20/2025(f)	3,000	3,001
HUB International Ltd, Term Loan B			Altice US Finance I Corp, Term Loan B
4.17%, 09/17/2020(f)	3,588	3,606	3.28%, 07/28/2025(f)	5,788	5,775
		$7,946	CBS Radio Inc, Term Loan B
Internet - 0.26%			0.00%, 03/02/2024(f),(h)	1,353	1,361
Ancestry.com Operations Inc, Term Loan B			4.51%, 10/06/2023(f)	2,105	2,124
4.25%, 10/19/2023(f)	2,376	2,396	Charter Communications Operating LLC,
EIG Investors Corp, Term Loan B			Term Loan F
6.68%, 11/09/2019(f)	1,340	1,341	3.05%, 01/03/2021(f)	3,467	3,486
TIBCO Software Inc, Term Loan B			Charter Communications Operating LLC,
5.55%, 12/04/2020(f)	6,516	6,577	Term Loan I
Zayo Group LLC, Term Loan B2			3.29%, 01/15/2024(f)	6,736	6,778
3.51%, 01/12/2024(f)	500	503	Cumulus Media Holdings Inc, Term Loan B
		$10,817	4.30%, 12/18/2020(f)	8,436	6,683
Investment Companies - 0.09%			Gray Television Inc, Term Loan B2
AI Mistral Luxembourg Subco Sarl, Term			3.50%, 02/02/2024(f)	595	599
Loan B			Houghton Mifflin Harcourt Publishers Inc,
4.18%, 01/17/2024(f)	1,000	999	Term Loan B
RPI Finance Trust, Term Loan B6			4.04%, 05/11/2021(f)	3,169	2,992
3.15%, 03/16/2023(f)	3,000	3,011	iHeartCommunications Inc, Term Loan D-
			EXT
		$4,010	7.79%, 01/22/2019(f)	30,305	24,901
Leisure Products & Services - 0.16%
Equinox Holdings Inc, Term Loan			iHeartCommunications Inc, Term Loan E
4.25%, 03/03/2024(f)	1,051	1,060	8.54%, 07/30/2019(f)	3,386	2,795
Life Time Fitness Inc, Term Loan B			McGraw-Hill Global Education Holdings
4.04%, 06/10/2022(f)	2,264	2,269	LLC, Term Loan
			5.00%, 05/02/2022(f)	3,627	3,585
Planet Fitness Holdings LLC, Term Loan B
4.03%, 03/31/2021(f)	2,234	2,238	Mediacom Illinois LLC, Term Loan K
			3.20%, 02/15/2024(f)	489	491
Sabre GLBL Inc, Term Loan B
3.79%, 02/16/2024(f)	984	994	Mission Broadcasting Inc, Term Loan B
			4.00%, 09/26/2023(f)	481	485
		$6,561
Lodging - 0.31%			Nexstar Broadcasting Inc, Term Loan B
			4.00%, 09/26/2023(f)	4,908	4,950
Boyd Gaming Corp, Term Loan B
3.45%, 09/15/2023(f)	2,776	2,788	Nielsen Finance LLC, Term Loan B4
			2.99%, 10/04/2023(f)	3,000	3,009
Caesars Entertainment Corp, Term Loan
0.00%, 04/04/2024(f),(h)	2,000	1,990	Springer Science+Business Media GmbH,
			Term Loan B9
CityCenter Holdings LLC, Term Loan B			4.62%, 08/14/2020(f)	1,737	1,743
3.50%, 04/18/2024(f)	3,829	3,843
			Tribune Media Co, Term Loan C
Hilton Worldwide Finance LLC, Term Loan			4.04%, 01/26/2024(f)	4,814	4,829
B2
3.02%, 10/25/2023(f)	3,329	3,348	Virgin Media Bristol LLC, Term Loan I
			3.74%, 01/31/2025(f)	4,000	4,016

Intrawest Operations Group LLC, Term Loan			WideOpenWest Finance LLC, Term Loan
B			4.65%, 08/18/2023 (f)	2,838	2,854
4.54%, 11/26/2020(f)	1,239	1,244
		$13,213	Ziggo Secured Finance Partnership, Term
			Loan E
Machinery - Construction & Mining - 0.05%			3.49%, 04/15/2025(f)	6,650	6,647
North American Lifting Holdings Inc, Term
Loan					$93,104
5.65%, 11/26/2020(f)	1,026	975	Mining - 0.09%
			Fairmount Santrol Inc, Term Loan B1
Vertiv Intermediate Holding II Corp, Term			4.65%, 09/05/2019(f)	370	360
Loan B
5.00%, 11/30/2023(f)	1,161	1,171	Fairmount Santrol Inc, Term Loan B2
			4.65%, 09/05/2019(f)	3,664	3,570
		$2,146
Machinery - Diversified - 0.53%					$3,930
Columbus McKinnon Corp/NY, Term Loan			Miscellaneous Manufacturers - 0.10%
4.15%, 01/19/2024(f)	1,944	1,954	Gates Global LLC, Term Loan B
			4.41%, 03/29/2024(f)	4,213	4,230
Gardner Denver Inc, Term Loan
4.57%, 07/23/2020(f)	8,906	8,922
NN Inc, Term Loan			Oil & Gas - 0.29%
4.75%, 03/26/2021(f)	2,813	2,809	California Resources Corp, Term Loan
			0.00%, 12/31/2021(f),(h)	1,250	1,382
NN Inc, Term Loan B
0.00%, 10/19/2022(f),(h)	1,406	1,403

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Retail (continued)
Drillships Financing Holding Inc, Term Loan			Petco Animal Supplies Inc, Term Loan B1
B1			4.17%, 01/26/2023(f)	$4,761	$4,420
0.00%, 02/02/2021(a),(f)	$2,198	$1,579	PetSmart Inc, Term Loan B
Fieldwood Energy LLC, Term Loan			4.01%, 03/11/2022(f)	3,678	3,531
8.04%, 08/31/2020(f)	2,918	2,787	Rite Aid Corp, Term Loan 1
8.38%, 09/17/2020(f)	3,553	3,150	5.75%, 07/07/2020(f)	3,950	3,963
8.38%, 09/20/2020(f)	884	650	Rite Aid Corp, Term Loan 2
Fieldwood Energy LLC, Term Loan B			4.88%, 06/11/2021(f)	13,350	13,379
3.92%, 09/28/2018(f)	1,864	1,798	Serta Simmons Bedding LLC, Term Loan
Seadrill Operating LP, Term Loan B			4.59%, 10/20/2023(f)	477	478
4.15%, 02/12/2021(f)	1,057	724			$51,123
		$12,070	Semiconductors - 0.19%
Packaging & Containers - 0.34%			Bright Bidco BV, Term Loan
Berry Plastics Corp, Term Loan J			0.00%, 03/15/2024(f),(h)	1,417	1,438
3.49%, 01/12/2024(f)	2,500	2,516	Cavium Inc, Term Loan B1
Reynolds Group Holdings Inc, Term Loan B			3.28%, 08/16/2022(f)	3,062	3,070
4.03%, 02/05/2023(f)	11,542	11,596	Microsemi Corp, Term Loan B
SIG Combibloc PurchaseCo Sarl, Term Loan			3.33%, 12/17/2022(f)	1,291	1,296
B			ON Semiconductor Corp, Term Loan B
4.04%, 02/03/2022(f)	238	239	3.29%, 03/31/2023(f)	2,383	2,393
		$14,351			$8,197
Pharmaceuticals - 0.78%			Software - 2.61%
Catalent Pharma Solutions Inc, Term Loan B			Almonde Inc, Term Loan
3.79%, 05/20/2021(f)	4,927	4,977	0.00%, 04/26/2024(f),(h)	2,360	2,365
Change Healthcare Holdings LLC, Term Loan			0.00%, 04/28/2025(f),(h)	816	832
B			Blackboard Inc, Term Loan B4
3.14%, 02/03/2024(f)	14,000	14,042	6.16%, 06/30/2021(f)	4,049	4,056
Grifols Worldwide Operations USA Inc, Term			BMC Software Finance Inc, Term Loan
Loan B			5.04%, 09/10/2022(f)	6,462	6,491
3.20%, 01/24/2025(f)	6,000	6,010	Cengage Learning Inc, Term Loan B
inVentiv Group Holdings Inc, Term Loan B			5.25%, 06/07/2023(f)	6,945	6,536
4.80%, 09/29/2023(f)	4,239	4,262	Compuware Corp, Term Loan B3
Patheon Holdings I BV, Term Loan			5.29%, 12/15/2021(f)	5,594	5,636
4.40%, 04/11/2024(f)	2,190	2,199	DTI Holdco Inc, Term Loan B
Valeant Pharmaceuticals International Inc,			6.42%, 09/23/2023(f)	1,692	1,659
Term Loan BF1			Evergreen Skills Lux Sarl, Term Loan
5.75%, 03/11/2022(f)	445	453	5.75%, 04/23/2021(f)	5,572	5,261
Vizient Inc, Term Loan B			9.25%, 04/28/2022(f)	804	668
4.50%, 02/13/2023(f)	660	668	First Data Corp, Term Loan
		$32,611	0.00%, 03/24/2021(f),(h)	2,000	2,010
Real Estate - 0.22%			3.53%, 04/19/2024(f)	21,717	21,829
Capital Automotive LP, Term Loan			First Data Corp, Term Loan C
7.03%, 03/21/2025(f)	2,711	2,766	4.03%, 07/08/2022(f)	3,241	3,260
Capital Automotive LP, Term Loan B			Genesys Telecommunications Laboratories
4.03%, 03/21/2024(f)	4,761	4,799	Inc, Term Loan B
Realogy Group LLC, Term Loan B			5.16%, 12/01/2023(f)	4,689	4,719
3.29%, 07/20/2022(f)	1,503	1,512	Infor US Inc, Term Loan B6
		$9,077	3.90%, 02/01/2022(f)	4,980	4,967
REITS- 0.12%			Informatica LLC, Term Loan B
Uniti Group Inc, Term Loan B			4.65%, 06/03/2022(f)	1,184	1,183
4.04%, 10/24/2022(f)	4,991	5,014	Kronos Inc/MA, Term Loan B
			4.68%, 11/01/2023(f)	1,796	1,812
Retail - 1.22%			LANDesk Software Group Inc, Term Loan
1011778 BC ULC, Term Loan B			5.30%, 01/19/2024(f)	2,500	2,503
3.72%, 02/16/2024(f)	10,037	10,052	Rackspace Hosting Inc, Term Loan B
Academy Ltd, Term Loan B			4.67%, 10/26/2023(f)	4,663	4,689
5.13%, 06/16/2022(f)	2,021	1,626	RP Crown Parent LLC, Term Loan B
Bass Pro Group LLC, Term Loan			4.54%, 09/22/2023(f)	2,993	3,017
5.90%, 05/15/2018(f)	200	202	Seattle SpinCo Inc, Term Loan
Bass Pro Group LLC, Term Loan B			0.00%, 04/19/2024(f),(h)	1,032	1,031
4.24%, 06/05/2020(f)	861	860	0.00%, 04/19/2024(f),(h)	6,968	6,964
Belk Inc, Term Loan B			3.67%, 11/19/2021(f)	841	840
5.91%, 11/18/2022(f)	1,197	1,026	Sophia LP, Term Loan B
BJ's Wholesale Club Inc, Term Loan B			4.40%, 09/30/2022(f)	6,237	6,215
4.75%, 01/26/2024(f)	1,726	1,722	SS&C European Holdings Sarl, Term Loan
Dollar Tree Inc, Term Loan B2			B2
4.19%, 05/26/2022(f)	6,800	6,864	3.29%, 07/08/2022(f)	316	318
Gymboree Corp/The, Term Loan			SS&C Technologies Inc, Term Loan B1
5.00%, 02/23/2018(f)	3,830	1,701	3.29%, 07/08/2022(f)	4,549	4,575
Hudson's Bay Co, Term Loan B			Veritas US Inc, Term Loan B1
4.29%, 08/12/2022(f)	1,352	1,299	6.77%, 01/27/2023(f)	6,487	6,491
					$109,927

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Telecommunications - 1.59%				U.S. Treasury Inflation-Indexed Obligations (continued)
Avaya Inc, DIP Term Loan				0.13%, 01/15/2022	$18,412	$18,570
8.52%, 01/23/2018(f)	$2,019	$2,079		0.13%, 04/15/2022	20,701	20,815
Avaya Inc, Term Loan B3				0.13%, 07/15/2022	16,140	16,305
6.46%, 10/26/2017(f)	2,259	1,841		0.13%, 01/15/2023	23,463	23,516
Avaya Inc, Term Loan B6				0.13%, 07/15/2024(k)	27,380	27,264
6.50%, 03/31/2018(f)	3,621	2,951		0.13%, 07/15/2026	18,294	17,938
Avaya Inc, Term Loan B7				0.25%, 01/15/2025	16,969	16,900
6.46%, 04/30/2020(f)	4,244	3,472		0.38%, 07/15/2023	16,558	16,874
CenturyLink Inc, Term Loan				0.38%, 07/15/2025	15,193	15,297
0.00%, 01/15/2025(f),(h)	5,000	4,990		0.38%, 01/15/2027(k)	34,719	34,705
Cincinnati Bell Inc, Term Loan B				0.63%, 07/15/2021	19,094	19,767
4.00%, 08/20/2020(f)	826	833		0.63%, 01/15/2024	18,359	18,868
Colorado Buyer Inc, Term Loan				0.63%, 01/15/2026	19,858	20,301
4.17%, 03/15/2024(f)	2,191	2,202		0.63%, 02/15/2043	8,209	7,701
8.42%, 03/14/2025(f)	948	960		0.75%, 02/15/2042	10,366	10,047
CommScope Inc, Term Loan				0.75%, 02/15/2045	11,810	11,311
0.00%, 12/29/2022(f),(h)	544	546		0.88%, 02/15/2047	5,605	5,554
Consolidated Communications Inc, Term				1.00%, 02/15/2046	7,358	7,508
Loan				1.13%, 01/15/2021	12,734	13,353
0.00%, 10/05/2023(f),(h)	2,500	2,512		1.25%, 07/15/2020	10,514	11,055
DigitalGlobe Inc, Term Loan B				1.38%, 01/15/2020	5,432	5,679
3.79%, 12/22/2023(f)	3,242	3,246		1.38%, 02/15/2044	9,765	10,821
FairPoint Communications Inc, Term Loan B				1.75%, 01/15/2028	7,383	8,382
7.50%, 02/14/2019(f)	145	146		2.00%, 01/15/2026	7,426	8,455
Intelsat Jackson Holdings SA, Term Loan B2				2.13%, 02/15/2040	5,709	7,233
3.89%, 06/30/2019(f)	23,853	23,541		2.13%, 02/15/2041	8,402	10,699
Sprint Communications Inc, Term Loan B				2.38%, 01/15/2025	9,569	11,059
3.56%, 01/31/2024(f)	10,000	10,027		2.38%, 01/15/2027	6,965	8,264
UPC Financing Partnership, Term Loan AP				2.50%, 01/15/2029	6,612	8,110
3.74%, 04/15/2025(f)	6,000	6,030		3.38%, 04/15/2032	5,104	7,192
Windstream Services LLC, Term Loan B6				3.63%, 04/15/2028	6,744	8,980
5.01%, 03/29/2021(f)	1,493	1,499		3.88%, 04/15/2029	6,360	8,811
		$66,875				$482,384
Transportation - 0.12%				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
CEVA Group PLC, Term Loan				OBLIGATIONS		$639,360
6.50%, 03/19/2021(f)	371	335			Principal
6.67%, 03/12/2021(f)	524	472		BONDS- 7.69%	Amount (000's)	Value(000	's)
6.67%, 03/19/2021(f)	66	59		Federal & Federally Sponsored Credit - 2.84%
CEVA Intercompany BV, Term Loan				Federal Farm Credit Banks
6.67%, 03/19/2021(f)	380	342		0.94%, 04/25/2019(f),(i)	7,500	7,499
Commercial Barge Line Co, Term Loan B				0.97%, 01/23/2019(f),(i)	8,500	8,508
9.79%, 11/06/2020(f)	950	826		0.98%, 01/14/2019(f),(i)	20,000	20,019
HGIM Corp, Term Loan B				0.98%, 03/27/2019(f),(i)	22,760	22,744
5.64%, 06/12/2020(c),(f)	2,171	1,243		1.06%, 01/25/2019(f),(i)	16,000	16,004
XPO Logistics Inc, Term Loan B				1.08%, 05/08/2019(f),(i)	10,000	9,996
3.41%, 11/01/2021(f)	1,644	1,655		1.11%, 04/12/2019(f),(i)	6,000	5,999
		$4,932		1.13%, 06/27/2018(f),(i)	20,000	20,049
Trucking & Leasing - 0.17%				1.14%, 08/01/2018(f),(i)	8,500	8,525
Avolon TLB Borrower 1 US LLC, Term Loan						$119,343
B2				Finance - Mortgage Loan/Banker - 4.37%
3.76%, 01/20/2022(f)	7,091	7,179		Fannie Mae
				0.99%, 03/08/2019(f),(i)	4,200	4,206
TOTAL SENIOR FLOATING RATE INTERESTS		$832,317		1.00%, 09/08/2017(f)	9,015	9,020
U.S. GOVERNMENT & GOVERNMENT	Principal			1.00%, 10/05/2017(f)	5,460	5,463
AGENCY OBLIGATIONS - 15.21%	Amount (000's)	Value(000	's)	1.03%, 07/20/2017(f),(i)	13,175	13,179
U.S. Treasury - 3.35%				1.04%, 02/28/2019(f),(i)	4,000	4,008
1.03%, 04/30/2019(f),(i)	$31,400	$31,405		1.10%, 03/21/2018(f)	4,015	4,022
1.10%, 01/31/2019(f),(i)	30,000	30,056		2.50%, 09/29/2017	1,150	1,155
1.13%, 10/31/2018(f),(i),(j)	18,000	18,042		Federal Home Loan Bank Discount Notes
1.15%, 04/30/2018(f),(i),(j)	20,000	20,044		0.73%, 06/20/2017(i),(l)	11,500	11,495
1.23%, 01/31/2018(f),(i),(j)	20,000	20,045		Federal Home Loan Banks
1.88%, 09/30/2017(i),(k)	8,300	8,322		1.03%, 09/20/2018(f),(i)	10,000	10,013
1.88%, 10/31/2017	1,000	1,003		1.06%, 12/07/2017(f),(i)	10,000	10,013
2.25%, 11/30/2017(i)	12,000	12,066		1.08%, 10/25/2017(f),(i)	6,200	6,205
		$140,983		1.09%, 06/16/2017(f),(i)	10,000	10,001
U.S. Treasury Bill - 0.38%				1.10%, 09/11/2017(f),(i)	15,000	15,010
0.69%, 06/22/2017(i),(l)	16,000	15,993		1.10%, 10/27/2017(f),(i)	5,800	5,805
				1.11%, 03/08/2018(f),(i)	10,000	10,021
U.S. Treasury Inflation-Indexed Obligations - 11.48%				Freddie Mac
0.13%, 04/15/2019	1,388	1,398		0.90%, 07/24/2018(f),(i)	6,500	6,499
0.13%, 04/15/2020	38,558	38,904		0.93%, 07/17/2018(f),(i)	11,100	11,101
0.13%, 04/15/2021	4,711	4,748

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund May 31, 2017 (unaudited)

	Principal			Portfolio Summary (unaudited)
BONDS (continued)	Amount (000's)		Value (000's)	Sector	Percent
Finance - Mortgage Loan/Banker (continued)				Government	22.89%
Freddie Mac (continued)				Financial	12.88%
1.00%, 09/21/2018		$1,000	$996	Energy	12.77%
1.00%, 02/22/2019(f),(i)		3,900	3,900	Basic Materials	10.09%
1.00%, 04/26/2019(f),(i)		13,200	13,194	Consumer, Non-cyclical	8.66%
1.05%, 05/25/2018(i)		10,000	9,983	Industrial	7.87%
1.13%, 03/08/2018(f),(i)		18,400	18,433	Utilities	6.88%
			$183,722	Investment Companies	5.12%
Media- 0.01%				Communications	4.33%
iHeartCommunications Inc				Consumer, Cyclical	4.32%
9.00%, 12/15/2019		523	414	Technology	4.08%
				Diversified	0.44%
Sovereign - 0.47%				Purchased Interest Rate Swaptions	0.01%
Italy Buoni Poliennali Del Tesoro				Purchased Options	0.01%
1.25%, 10/27/2020	EUR	1,716	2,023	Other Assets and Liabilities	(0.35)%
1.65%, 04/23/2020		5,523	6,517	TOTAL NET ASSETS	100.00%
2.55%, 09/15/2041		204	257
Japanese Government CPI Linked Bond
0.10%, 09/10/2024	JPY	528,776	5,009
New Zealand Government Bond
2.54%, 09/20/2035(f)	NZD	2,831	2,241
3.15%, 09/20/2030(f)		2,430	2,068
United Kingdom Gilt
2.50%, 07/22/2065	GBP	1,015	1,738
			$19,853
TOTAL BONDS			$323,332
TOTAL PURCHASED OPTIONS - 0.01%			$554

TOTAL PURCHASED INTEREST RATE SWAPTIONS -0.01%			$328
Total Investments			$4,217,863
Other Assets and Liabilities - (0.35)%			$(14,846)
TOTAL NET ASSETS - 100.00%			$4,203,017

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable;
however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,291 or 0.03% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $113,143 or 2.69% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,712 or 1.25% of net assets.
(e)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(f)	Variable Rate. Rate shown is in effect at May 31, 2017.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after May 31, 2017, at which time the interest rate will be determined.
(i)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $30,068 or 0.72% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,729 or 0.04% of net assets.
(l)	Rate shown is the discount rate of the original purchase.

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Millennium Health LLC	12/21/2015	$206	$30	0.00%
Millennium Health LLC	03/15/2016	—	—	0.00%
Millennium Health LLC	03/15/2016	—	—	0.00%

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

Restricted Securities (continued)

Security Name		Trade Date			Cost	Value	Percent of Net Assets
Southcross Holdings Borrower LP		04/29/2016			$6	$18	0.00%

Total							0.00%
Amounts in thousands

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
ANZ Stockbroking	06/06/2017	NZD	737,310	$509	$522	$13	$—
Barclays Bank PLC	07/13/2017	AUD	19,956,546	15,075	14,816	3	(262)
Barclays Bank PLC	07/13/2017	CAD	5,708,195	4,206	4,229	32	(9)
Barclays Bank PLC	07/13/2017	CHF	13,132,044	13,259	13,600	341	—
Barclays Bank PLC	07/13/2017	EUR	36,193,994	39,473	40,744	1,271	—
Barclays Bank PLC	07/13/2017	GBP	2,386,000	3,043	3,078	35	—
Barclays Bank PLC	07/13/2017	JPY	1,470,551,458	13,264	13,306	78	(36)
Barclays Bank PLC	07/13/2017	MXN	57,700,884	3,012	3,074	62	—
Barclays Bank PLC	07/13/2017	NOK	20,695,137	2,402	2,452	50	—
Barclays Bank PLC	07/13/2017	NZD	23,446,932	16,289	16,593	304	—
Barclays Bank PLC	07/13/2017	SEK	91,487,807	10,242	10,556	314	—
Deutsche Bank AG	06/06/2017	GBP	77,483	100	100	—	—
Deutsche Bank AG	07/13/2017	AUD	8,171,000	6,037	6,066	29	—
Deutsche Bank AG	07/13/2017	BRL	13,463,082	4,264	4,123	—	(141)
Deutsche Bank AG	07/13/2017	CAD	11,098,428	8,288	8,223	—	(65)
Deutsche Bank AG	07/13/2017	CHF	1,177,135	1,214	1,219	5	—
Deutsche Bank AG	07/13/2017	EUR	14,928,000	16,299	16,804	505	—
Deutsche Bank AG	07/13/2017	GBP	9,427,495	11,969	12,160	218	(27)
Deutsche Bank AG	07/13/2017	JPY	3,032,781,702	27,391	27,442	164	(113)
Deutsche Bank AG	07/13/2017	KRW	1,480,749,490	1,315	1,324	9	—
Deutsche Bank AG	07/13/2017	MXN	79,791,503	4,202	4,251	49	—
Deutsche Bank AG	07/13/2017	NOK	66,998,609	7,816	7,937	132	(11)
Deutsche Bank AG	07/13/2017	NZD	16,569,000	11,421	11,725	304	—
Deutsche Bank AG	07/13/2017	RUB	60,228,012	1,049	1,052	3	—
Deutsche Bank AG	07/13/2017	SEK	52,882,853	6,029	6,102	73	—
Deutsche Bank AG	07/13/2017	TRY	15,708,116	4,134	4,400	266	—
Deutsche Bank AG	07/13/2017	TWD	37,596,000	1,240	1,249	9	—
Deutsche Bank AG	07/13/2017	ZAR	15,389,055	1,099	1,166	67	—
HSBC Securities Inc	06/06/2017	NZD	1,054,000	731	747	16	—
JPMorgan Chase	07/13/2017	AUD	45,657,728	33,940	33,896	100	(144)
JPMorgan Chase	07/13/2017	CAD	9,016,592	6,625	6,681	64	(8)
JPMorgan Chase	07/13/2017	CHF	5,957,753	6,021	6,170	149	—
JPMorgan Chase	07/13/2017	CZK	90,502,630	3,635	3,872	237	—
JPMorgan Chase	07/13/2017	EUR	40,760,000	45,197	45,884	687	—
JPMorgan Chase	07/13/2017	GBP	19,135,456	24,731	24,683	54	(102)
JPMorgan Chase	07/13/2017	HUF	976,224,188	3,348	3,566	218	—
JPMorgan Chase	07/13/2017	JPY	7,235,077,560	64,961	65,465	609	(105)
JPMorgan Chase	07/13/2017	MXN	126,229,685	6,651	6,725	88	(14)
JPMorgan Chase	07/13/2017	NOK	94,921,131	11,149	11,246	119	(22)
JPMorgan Chase	07/13/2017	NZD	27,722,898	19,223	19,619	396	—
JPMorgan Chase	07/13/2017	SEK	146,744,259	16,601	16,931	331	(1)
JPMorgan Chase	07/13/2017	ZAR	40,695,795	3,012	3,082	70	—
RBC Dominion Securities	06/06/2017	GBP	1,800,000	2,318	2,319	1	—
Total						$7,475	$(1,060)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
ANZ Stockbroking	06/06/2017	NZD	7,588,000	$5,206	$5,375	$—	$(169)
Bank of America NA	06/06/2017	JPY	562,359,000	5,046	5,079	—	(33)
Barclays Bank PLC	07/13/2017	AUD	3,261,000	2,412	2,421	—	(9)
Barclays Bank PLC	07/13/2017	CAD	4,058,821	3,012	3,007	5	—
Barclays Bank PLC	07/13/2017	CHF	5,832,949	6,024	6,041	—	(17)
Barclays Bank PLC	07/13/2017	EUR	15,943,000	17,446	17,947	2	(503)
Barclays Bank PLC	07/13/2017	GBP	9,052,051	11,629	11,677	42	(90)
Barclays Bank PLC	07/13/2017	JPY	4,641,114,477	42,314	41,994	424	(104)
Barclays Bank PLC	07/13/2017	MXN	171,162,031	9,056	9,127	14	(85)
Barclays Bank PLC	07/13/2017	NOK	51,915,895	6,051	6,151	—	(100)
Barclays Bank PLC	07/13/2017	NZD	31,170,000	21,624	22,058	—	(434)
Barclays Bank PLC	07/13/2017	SEK	90,456,636	10,258	10,437	—	(179)
Deutsche Bank AG	06/06/2017	EUR	7,515,000	8,212	8,444	—	(232)
Deutsche Bank AG	07/06/2017	EUR	7,504,000	8,443	8,444	—	(1)
Deutsche Bank AG	07/06/2017	GBP	792,000	1,018	1,021	—	(3)
Deutsche Bank AG	07/13/2017	AUD	23,515,386	17,783	17,458	325	—
Deutsche Bank AG	07/13/2017	CAD	3,270,985	2,410	2,424	—	(14)
Deutsche Bank AG	07/13/2017	CHF	5,353,832	5,420	5,544	—	(124)

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Deutsche Bank AG	07/13/2017	EUR	18,021,339	$19,861	$20,286	$1	$(426)
Deutsche Bank AG	07/13/2017	GBP	2,353,242	3,026	3,036	1	(11)
Deutsche Bank AG	07/13/2017	HKD	43,207,672	5,572	5,551	21	—
Deutsche Bank AG	07/13/2017	HUF	977,672,729	3,372	3,571	—	(199)
Deutsche Bank AG	07/13/2017	JPY	3,091,320,032	27,674	27,971	10	(307)
Deutsche Bank AG	07/13/2017	NZD	3,484,000	2,413	2,466	—	(53)
Deutsche Bank AG	07/13/2017	SEK	10,556,077	1,211	1,218	—	(7)
Goldman Sachs & Co	07/06/2017	JPY	560,920,000	5,069	5,074	—	(5)
JPMorgan Chase	06/06/2017	GBP	1,828,000	2,368	2,356	12	—
JPMorgan Chase	07/06/2017	NZD	5,797,000	4,118	4,103	15	—
JPMorgan Chase	07/13/2017	AUD	42,366,244	31,451	31,453	91	(93)
JPMorgan Chase	07/13/2017	BRL	9,547,377	3,012	2,924	88	—
JPMorgan Chase	07/13/2017	CAD	14,583,249	10,842	10,805	44	(7)
JPMorgan Chase	07/13/2017	CHF	12,897,468	13,066	13,357	—	(291)
JPMorgan Chase	07/13/2017	EUR	81,286,000	89,329	91,503	—	(2,174)
JPMorgan Chase	07/13/2017	GBP	20,399,345	26,298	26,313	75	(90)
JPMorgan Chase	07/13/2017	JPY	2,989,169,461	26,946	27,047	21	(122)
JPMorgan Chase	07/13/2017	MXN	56,281,505	3,012	2,998	22	(8)
JPMorgan Chase	07/13/2017	NOK	87,299,248	10,257	10,342	37	(122)
JPMorgan Chase	07/13/2017	NZD	41,689,836	29,187	29,503	8	(324)
JPMorgan Chase	07/13/2017	SEK	121,032,713	13,883	13,965	1	(83)
State Street Financial	06/06/2017	GBP	1,806,000	2,330	2,327	3	—
Total						$1,262	$(6,419)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
Australia 10 Year Bond; June 2017		Short	10	$932		$978	$(46)
Brent Crude; September 2017(a)		Long	571	28,877		29,172	295
Coffee 'C'; July 2017(a)		Long	185	9,849		8,974	(875)
Copper; July 2017(a)		Long	494	32,396		31,863	(533)
Corn; July 2017(a)		Long	1,727	31,679		32,122	443
Cotton No.2; December 2017(a)		Long	153	5,607		5,569	(38)
Cotton No.2; July 2017(a)		Long	9	344		346	2
Euro Bund 10 Year Bund; June 2017		Short	73	13,256		13,311	(55)
Euro Schatz; June 2017		Short	93	11,727		11,729	(2)
Euro-BTP; June 2017		Short	31	4,614		4,636	(22)
Euro-BTP; June 2017		Short	93	11,736		11,810	(74)
Euro-Oat; June 2017		Long	42	7,012		7,151	139
Gasoline RBOB; July 2017(a)		Long	224	15,724		15,020	(704)
Gold 100 oz; December 2017(a)		Long	396	48,346		50,787	2,441
Japan 10 Year Bond TSE; June 2017		Short	4	5,415		5,442	(27)
KC HRW Wheat; July 2017 (a)		Long	225	4,886		4,857	(29)
Lean Hogs; July 2017(a)		Long	339	10,489		11,258	769
Live Cattle; August 2017(a)		Long	149	7,265		7,253	(12)
Live Cattle; June 2017(a)		Long	107	5,076		5,325	249
Live Cattle; October 2017(a)		Long	102	4,858		4,821	(37)
LME Nickel; August 2017(a)		Long	172	10,182		9,252	(930)
LME PRI Alum; December 2017(a)		Long	442	19,681		21,418	1,737
LME Zinc; December 2017(a)		Long	121	7,399		7,891	492
LME Zinc; June 2017(a)		Short	—	196		—	196
LME Zinc; June 2018(a)		Long	51	3,307		3,306	(1)
Natural Gas; December 2017(a)		Long	176	6,362		5,838	(524)
Natural Gas; July 2017(a)		Long	833	27,029		25,581	(1,448)
NY Harb ULSD; July 2017(a)		Long	32	2,230		2,040	(190)
NY Harb ULSD; September 2017(a)		Long	189	12,428		12,189	(239)
Silver; July 2017(a)		Long	207	18,968		18,015	(953)
Soybean Meal; July 2017(a)		Long	386	12,114		11,507	(607)
Soybean Oil; July 2017(a)		Long	554	10,600		10,417	(183)
Soybean; July 2017(a)		Long	487	23,149		22,305	(844)
Sugar #11; July 2017(a)		Long	607	11,713		10,109	(1,604)

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value Appreciation/(Depreciation)
UK 10 Year Gilt; September 2017			Short		69	$11,383		$11,374 $		9
US 10 Year Note; September 2017			Long		99	12,476		12,503		27
US 10 Year Ultra Note; September 2017			Short		75	10,102		10,180		(78)
US 5 Year Note; September 2017			Short		19	2,244		2,248		(4)
US Long Bond; September 2017			Short		81	12,346		12,459		(113)
US Ultra Bond; September 2017			Short		56	9,120		9,247		(127)
Wheat; July 2017 (a)			Long	649		14,345		13,929		(416)
WTI Crude; December 2017(a)			Short	168		8,936		8,252		684
WTI Crude; December 2018(a)			Long	168		8,854		8,220		(634)
WTI Crude; July 2017(a)			Long	328		17,562		15,849	(1,713)
WTI Crude; September 2017(a)			Long	218		10,874		10,625		(249)
Total									$(5,828)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	Eurostat Eurozone	Receive	1.75%	07/15/2017	EUR	2,795	$23	$28	$51	$—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Barclays Bank PLC	UK RPI All Items	Pay	3.52%	06/15/2017	GBP	2,800	(38)	(84)	—	(122)
	NSA
Barclays Bank PLC	UK RPI All Items	Pay	3.43%	07/17/2017		8,421	(327)	(11)	—	(338)
	NSA
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017		$12,807	—	(173)	—	(173)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018		12,807	—	212	212	—
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		7,960	—	288	288	—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Receive	1.47%	03/15/2027	EUR	995	—	(11)	—	(11)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.97%	03/15/2047		995	—	55	55	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	UK RPI All Items	Receive	3.57%	03/15/2047	GBP	725	—	(38)	—	(38)
	NSA
Total							$(342)	$266	$606	$(682)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	1.86%	01/09/2020		$16,350	$—	$(57)		$(57)
	3 Month LIBOR	Receive	2.45%	11/15/2026		2,360	—	(62)		(62)
	3 Month LIBOR	Pay	2.68%	01/07/2027		4,110	—	34		34
	3 Month LIBOR	Receive	2.05%	08/31/2021		15,750	—	(171)		(171)
	3 Month LIBOR	Pay	1.73%	08/31/2046		910	(158)	14		(144)
	3 Month LIBOR	Receive	2.24%	08/31/2021		3,340	—	(61)		(61)
	3 Month LIBOR	Pay	1.75%	05/19/2020		5,795	—	(3)		(3)
	3 Month LIBOR	Pay	1.75%	05/19/2020		840	—	—		—
	3 Month LIBOR	Pay	1.78%	05/19/2020		3,620	—	—		—
	US Federal Funds	Receive	1.68%	08/31/2021		5,230	—	(24)		(24)
	Effective Rate
	(continuous series)

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive						Upfront
		Floating	Fixed	Expiration	Notional			Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount		Paid/(Received)		Appreciation/(Depreciation)			Fair Value
	6 Month GBP	Receive	1.61%	02/15/2047	GBP	7,455		$(21)	$		(514)		$(535)
	LIBOR
	6 Month GBP	Pay	1.40%	05/26/2047		2,375		—			15		15
	LIBOR
	Eurostat Eurozone	Pay	1.83%	05/15/2047	EUR	1,370		—			6		6
	HICP Ex Tobacco
	Unrevised Series
	NSA
	UK RPI All Items	Pay	3.62%	02/15/2047	GBP	3,575		7			379		386
	NSA
	UK RPI All Items	Pay	3.52%	02/15/2027		4,525		—			77		77
	NSA
	US CPI Urban	Pay	1.52%	05/05/2018	$11,290			—			9		9
	Consumers
	NAS(CPURNSA)
	US CPI Urban	Pay	1.54%	05/03/2018	14,860			—			18		18
	Consumers
	NAS(CPURNSA)
	US CPI Urban	Pay	2.24%	07/03/2017	11,375			—			5		5
	Consumers
	NAS(CPURNSA)
Total								$(172)	$		(335)		$(507)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration			Notional	Premiums	Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017 $				2,320	$105	$	— $		(105)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	2.68% 01/13/2021				335	31		33		2
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021				1,020	136		98		(38)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25% 01/06/2022				11,800	286	197			(89)
Rate Swap		LIBOR
Total									$558	$328			$(230)

			Pay/
			Receive						Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration			Notional	Premiums	Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 10 Year Interest	Barclays Bank PLC	6 Month GBP	Pay	1.40%	07/11/2017		GBP	10,270	$(52)		$(4	) $	48
Rate Swap		LIBOR
Total									$(52)		$(4	) $	48

Amounts in thousands

Options

						Upfront Premiums							Unrealized
Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)			Fair Value		Appreciation/(Depreciation)
Call - EUR versus USD		EUR	1.09	06/16/2017	5,678,000			$87		$232			$145
Call - US 10 Year Note Future; September 2017			$126.50	06/26/2017	606			292		274			(18)
Call - USD versus JPY			$115.00	07/10/2017	10,125,000			50		6			(44)
Put - GBP versus USD		GBP	1.25	08/02/2017	7,765,000			32		38			6
Put - US Long Bond Future; June 2017			$147.00	06/26/2017	62			26		4			(22)
Total								$487		$554			$67

						Upfront Premiums							Unrealized
Written Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)			Fair Value		Appreciation/(Depreciation)
Call - GBP versus USD		GBP	1.34	08/02/2017	7,765,000			$(37)		$(24)			$13
Call - US 10 Year Note Future; September 2017			$127.50	06/26/2017	606			(136)		(105)			31
Call - USD versus JPY			$117.00	07/10/2017	10,125,000			(22)		(1)			21

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2017 (unaudited)

Options (continued)

			Upfront Premiums					Unrealized
Written Options Outstanding		Exercise Price Expiration Date Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Total				$(195	) $	(130)			$65

Amounts in thousands except contracts

Total Return Swaps

Counterparty		Pay/Receive	Financing	Expiration
(Issuer)	Reference Entity	Contracts Positive Return	Rate	Date	Notional Amount Fair Value Asset				Liability
M3 Capital PartnersBloomberg Commodity Index 2 Month		75,226 Receive	0.99% 06/22/2017			$29,227	$	— $	(655)
	Forward Total Return(a)
Total						$		— $	(655)

(a)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 11.04%	Shares Held	Value(000	's)		Principal
Exchange Traded Funds - 4.78%				BONDS (continued)	Amount (000's)	Value(000	's)
PowerShares Senior Loan Portfolio	30,500	$711		Telecommunications - 4.72%
				Frontier Communications Corp
Money Market Funds - 6.26%				11.00%, 09/15/2025	$165	$154
BlackRock Liquidity Funds FedFund Portfolio	930,810	931		GTT Communications Inc
				7.88%, 12/31/2024(d)	150	160
TOTAL INVESTMENT COMPANIES		$1,642		Intelsat Jackson Holdings SA
	Principal			8.00%, 02/15/2024(d)	70	76
BONDS- 23.52%	Amount (000's)	Value(000	's)	Sprint Corp
Banks- 0.91%				7.88%, 09/15/2023	270	312
Popular Inc						$702
7.00%, 07/01/2019	$130	$136		TOTAL BONDS		$3,497
				SENIOR FLOATING RATE INTERESTS -	Principal
Chemicals - 2.65%				70.54%	Amount (000's)	Value(000	's)
Consolidated Energy Finance SA				Automobile Manufacturers - 2.07%
0.00%, 06/15/2022(a),(b),(c),(d)	250	250		Navistar Inc, Term Loan B
6.75%, 10/15/2019(d)	140	144		5.00%, 08/07/2020(c)	$303	$308
		$394
Diversified Financial Services - 2.74%				Automobile Parts & Equipment - 2.08%
Ally Financial Inc				American Axle & Manufacturing Inc, Term
5.75%, 11/20/2025	285	296		Loan B
Credit Acceptance Corp				3.28%, 03/08/2024(c)	310	309
7.38%, 03/15/2023	110	111
		$407		Beverages - 0.57%
Gas- 0.99%				9941762 Canada Inc, Term Loan B1
				4.89%, 11/15/2023(c)	85	85
NGL Energy Partners LP / NGL Energy
Finance Corp
7.50%, 11/01/2023(d)	145	147		Chemicals - 4.82%
				A Schulman Inc, Term Loan B
				4.25%, 05/11/2022(c)	117	117
Healthcare - Products - 0.79%
Universal Hospital Services Inc				Aruba Investments Inc, Term Loan B
				4.65%, 02/02/2022(c)	69	69
7.63%, 08/15/2020	115	117
				Emerald Performance Materials LLC, Term
Healthcare - Services - 0.98%				Loan
				8.79%, 07/22/2022(c)	265	264
Tenet Healthcare Corp
4.63%, 06/15/2020(c)	145	146		Ineos US Finance LLC, Term Loan B
				3.79%, 03/31/2022(c)	109	110
Machinery - Diversified - 0.95%				Methanol Holdings Trinidad Ltd, Term Loan
Cloud Crane LLC				B
10.13%, 08/01/2024(d)	130	141		4.54%, 06/16/2022(c)	157	157
						$717
Media- 2.23%				Coal- 0.51%
DISH DBS Corp				Peabody Energy Corp, Term Loan EXIT
5.88%, 11/15/2024	180	192		5.50%, 02/08/2022(c)	75	75
WideOpenWest Finance LLC /
WideOpenWest Capital Corp				Commercial Services - 1.90%
10.25%, 07/15/2019	135	140		Garda World Security Corp, Term Loan B
		$332		0.00%, 05/12/2024(b),(c)	171	172
Miscellaneous Manufacturers - 1.15%				Prime Security Services Borrower LLC, Term
Bombardier Inc				Loan
7.50%, 03/15/2025(d)	165	171		4.29%, 05/02/2022(c)	110	110
						$282
Oil & Gas - 3.16%				Computers - 3.47%
Continental Resources Inc/OK				CompuCom Systems Inc, Term Loan B
4.50%, 04/15/2023	180	176		4.30%, 05/09/2020(c)	140	110
MEG Energy Corp				Dell International LLC, Term Loan B
6.50%, 01/15/2025(d)	90	88		3.55%, 09/07/2023(c)	404	406
Whiting Petroleum Corp						$516
5.75%, 03/15/2021	210	206		Consumer Products - 2.07%
		$470		Prestige Brands Inc, Term Loan B4
Pipelines - 0.81%				3.79%, 01/20/2024(c)	305	308
Tesoro Logistics LP / Tesoro Logistics
Finance Corp				Diversified Financial Services - 2.24%
6.38%, 05/01/2024	110	120		Delos Finance Sarl, Term Loan
				3.40%, 10/06/2023(c)	150	152
Real Estate - 1.09%				Russell Investments US Institutional Holdco
Crescent Communities LLC/Crescent				Inc, Term Loan B
Ventures Inc				6.79%, 05/10/2023(c)	179	181
8.88%, 10/15/2021(d)	155	162				$333
				Electric - 1.11%
Semiconductors - 0.35%				Dynegy Inc, Term Loan C1
Micron Technology Inc				4.25%, 06/27/2023(c)	165	165
5.50%, 02/01/2025	50	52

See accompanying notes

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Entertainment - 2.56%			Packaging & Containers - 3.61%
CCM Merger Inc, Term Loan B			Berry Plastics Corp, Term Loan I
3.83%, 08/04/2021(c)	$178	$179	3.52%, 10/01/2022(c)	$169	$170
Lions Gate Entertainment Corp, Term Loan			Coveris Holdings SA, Term Loan B
B			4.65%, 05/08/2019(c)	224	221
3.99%, 10/13/2023(c)	98	98	Flex Acquisition Co Inc, Term Loan
WMG Acquisition Corp, Term Loan			4.40%, 12/16/2023(c)	145	146
3.51%, 11/01/2023(c)	104	104			$537
		$381	Pharmaceuticals - 0.98%
Food- 3.14%			Patheon Holdings I BV, Term Loan
B&G Foods Inc, Term Loan B			4.41%, 04/11/2024(c)	146	146
3.29%, 11/02/2022(c)	303	306
Post Holdings Inc, Term Loan B			REITS- 3.07%
3.28%, 05/17/2024(c)	160	161	Americold Realty Operating Partnership LP,
		$467	Term Loan B
Forest Products & Paper - 1.49%			4.79%, 12/01/2022(c)	45	46
Caraustar Industries Inc, Term Loan			GEO Group Inc/The, Term Loan B
6.65%, 03/09/2022(c)	220	221	3.25%, 03/15/2024(c)	155	155
			iStar Inc, Term Loan B
Healthcare - Products - 3.52%			4.75%, 07/01/2020(c)	115	116
DJO Finance LLC, Term Loan B			MGM Growth Properties Operating
4.27%, 06/08/2020(c)	145	143	Partnership LP, Term Loan B
Kinetic Concepts Inc, Term Loan B			3.29%, 04/25/2023(c)	139	140
4.40%, 01/26/2024(c)	165	163			$457
Mallinckrodt International Finance SA, Term			Retail - 7.02%
Loan B			Academy Ltd, Term Loan B
3.90%, 09/24/2024(c)	217	217	5.13%, 06/16/2022(c)	184	148
		$523	Comfort Holding LLC, Term Loan
Healthcare - Services - 4.12%			5.78%, 02/02/2024(c)	145	145
Acadia Healthcare Co Inc, Term Loan B2			11.03%, 01/31/2025(c)	55	53
3.74%, 02/16/2023(c)	192	193	Dollar Tree Inc, Term Loan B2
Lantheus Medical Imaging Inc, Term Loan B			4.19%, 07/06/2022(c)	205	207
5.54%, 06/30/2022(c)	52	52	JC Penney Corp Inc, Term Loan B
MPH Acquisition Holdings LLC, Term Loan			5.45%, 06/09/2023(c)	157	155
B			KFC Holding Co, Term Loan B
4.90%, 05/25/2023(c)	255	256	3.00%, 06/16/2023(c)	204	205
Radnet Management Inc, Term Loan B			Michaels Stores Inc, Term Loan B1
4.43%, 06/30/2023(c)	112	112	3.78%, 01/27/2023(c)	131	131
		$613			$1,044
Insurance - 2.28%			Semiconductors - 0.44%
Asurion LLC, Term Loan			Micron Technology Inc, Term Loan B
8.54%, 02/19/2021(c)	85	86	3.55%, 04/26/2022(c)	65	66
Lonestar Intermediate Super Holdings LLC,
PIK Term Loan			Software - 1.48%
10.04%, PIK 10.75%, 08/10/2021(c),(e)	245	253	Evergreen Skills Lux Sarl, Term Loan
		$339	3.84%, 04/08/2021(c)	220	220
Lodging - 0.86%
Hilton Worldwide Finance LLC, Term Loan			Telecommunications - 6.14%
B2			CenturyLink Inc, Term Loan B
3.02%, 10/25/2023(c)	127	127	0.00%, 01/15/2025(c),(f)	220	219
			GTT Communications Inc, Term Loan
Media- 2.89%			5.06%, 12/13/2023(c)	120	121
Altice Financing SA, Term Loan B			Level 3 Financing Inc, Term Loan B
3.91%, 06/20/2025(c)	165	165	3.22%, 02/17/2024(c)	160	160
Radiate Holdco LLC, Term Loan			Telenet Financing USD LLC, Term Loan AI
4.04%, 12/09/2023(c)	120	120	3.74%, 06/02/2025(c)	410	412
Univision Communications Inc, Term Loan					$912
C5			Trucking & Leasing - 1.60%
3.79%, 03/15/2024(c)	146	145	Avolon TLB Borrower 1 US LLC, Term Loan
		$430	B2
Oil & Gas - 3.07%			3.76%, 01/20/2022(c)	235	238
California Resources Corp, Term Loan
11.37%, 12/31/2021(c)	30	33	TOTAL SENIOR FLOATING RATE INTERESTS		$10,488
Chesapeake Energy Corp, Term Loan 1.5			Total Investments		$15,627
8.69%, 08/17/2021(c)	340	366	Other Assets and Liabilities - (5.10)%		$(759)
Seadrill Operating LP, Term Loan B			TOTAL NET ASSETS - 100.00%		$14,868
4.15%, 02/12/2021(c)	83	57
		$456
Oil & Gas Services - 1.43%			(a) Security purchased on a when-issued basis.
Navios Maritime Midstream Partners LP,			(b) Non-Income Producing Security
Term Loan B			(c)	Variable Rate. Rate shown is in effect at May 31, 2017.
5.66%, 06/15/2020(c)	214	213

See accompanying notes

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2017 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,339 or 9.01% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	This Senior Floating Rate Note will settle after May 31, 2017, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.08%
Communications	15.98%
Consumer, Cyclical	14.59%
Financial	12.34%
Investment Companies	11.04%
Energy	8.96%
Basic Materials	8.96%
Industrial	7.31%
Technology	5.74%
Utilities	2.10%
Other Assets and Liabilities	(5.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments EDGE MidCap Fund May 31, 2017 (unaudited)

COMMON STOCKS - 98.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.67%				Retail - 4.00%
Alaska Air Group Inc	56,527	$4,921		Chipotle Mexican Grill Inc (a)	10,517	$5,020
				Lululemon Athletica Inc (a)	140,439	6,779
Automobile Parts & Equipment - 2.23%						$11,799
Autoliv Inc	59,276	6,575		Savings & Loans - 2.77%
				Washington Federal Inc	255,788	8,172
Banks - 3.43%
Cullen/Frost Bankers Inc	110,071	10,090		Semiconductors - 4.00%
				Microchip Technology Inc	141,046	11,749
Beverages - 1.04%
Dr Pepper Snapple Group Inc	33,006	3,063		Software - 7.15%
				Black Knight Financial Services Inc (a)	190,983	7,611
Chemicals - 3.98%				Fair Isaac Corp	81,721	10,841
FMC Corp	26,130	1,969		j2 Global Inc	31,120	2,633
HB Fuller Co	192,335	9,761				$21,085
		$11,730		Toys, Games & Hobbies - 3.33%
Commercial Services - 2.58%				Hasbro Inc	93,102	9,800
Aaron's Inc	208,237	7,605
				Transportation - 5.63%
Consumer Products - 1.78%				Expeditors International of Washington Inc	157,512	8,408
Avery Dennison Corp	62,047	5,228		Kirby Corp (a)	123,170	8,160
						$16,568
Diversified Financial Services - 3.36%				TOTAL COMMON STOCKS		$289,667
FNF Group	232,298	9,898		INVESTMENT COMPANIES - 1.57%	Shares Held	Value(000	's)
				Money Market Funds - 1.57%
Electric - 6.63%				Morgan Stanley Institutional Liquidity Funds -	4,631,863	4,632
Eversource Energy	162,000	10,055		Government Portfolio
WEC Energy Group Inc	150,831	9,466
		$19,521		TOTAL INVESTMENT COMPANIES		$4,632
Electrical Components & Equipment - 2.31%				Total Investments		$294,299
Energizer Holdings Inc	127,183	6,817		Other Assets and Liabilities - 0.07%		$196
				TOTAL NET ASSETS - 100.00%		$294,495
Electronics - 3.13%
Arrow Electronics Inc (a)	121,822	9,209
				(a) Non-Income Producing Security
Environmental Control - 2.98%
Waste Connections Inc	92,177	8,771

Food - 2.29%				Portfolio Summary (unaudited)
B&G Foods Inc	166,602	6,756		Sector		Percent
				Financial		23.15%
Hand & Machine Tools - 3.53%				Industrial		17.58%
Lincoln Electric Holdings Inc	86,865	7,764		Consumer, Non-cyclical		16.25%
Snap-on Inc	16,277	2,631		Consumer, Cyclical		14.68%
		$10,395		Technology		11.15%
Healthcare - Products - 5.80%				Utilities		6.63%
Teleflex Inc	54,261	10,853		Energy		4.94%
Varex Imaging Corp (a)	22,032	757		Basic Materials		3.98%
Varian Medical Systems Inc (a)	55,081	5,454		Investment Companies		1.57%
		$17,064		Other Assets and Liabilities		0.07%
Healthcare - Services - 2.76%				TOTAL NET ASSETS		100.00%
Universal Health Services Inc	71,528	8,130

Housewares - 1.57%
Tupperware Brands Corp	64,164	4,614

Insurance - 3.41%
AmTrust Financial Services Inc	78,212	1,028
Markel Corp (a)	9,217	9,007
		$10,035
Office Furnishings - 1.88%
HNI Corp	128,672	5,535

Oil & Gas - 4.94%
Cimarex Energy Co	73,919	7,951
Helmerich & Payne Inc	24,521	1,291
HollyFrontier Corp	221,672	5,298
		$14,540
REITS - 10.18%
Alexandria Real Estate Equities Inc	54,506	6,360
Digital Realty Trust Inc	76,091	8,993
Omega Healthcare Investors Inc	239,105	7,489
Tanger Factory Outlet Centers Inc	274,547	7,155
		$29,997

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

COMMON STOCKS - 38.59%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.06%				Automobile Parts & Equipment (continued)
Gendai Agency Inc	3,600	$19		Rheinmetall AG	7,805	$750
Interpublic Group of Cos Inc/The (a)	31,818	793		Showa Corp	22,320	217
Omnicom Group Inc (a)	8,697	728		Sumitomo Rubber Industries Ltd	71,800	1,224
Relia Inc	10,700	118		Tokai Rika Co Ltd	17,200	316
		$1,658		Toyo Tire & Rubber Co Ltd	48,815	941
Aerospace & Defense - 0.28%				Toyoda Gosei Co Ltd	12,400	298
Arconic Inc	35,593	978		Toyota Industries Corp	2,205	111
Cobham PLC	487,329	842				$13,868
IHI Corp	63,800	240		Banks - 2.05%
Jamco Corp	6,350	149		Australia & New Zealand Banking Group Ltd	42,080	875
Leonardo SpA	42,068	741		Banco Bilbao Vizcaya Argentaria SA	99,360	813
Lockheed Martin Corp	4,508	1,267		Bank of America Corp	269,902	6,049
Rockwell Collins Inc	8,595	937		Bank of Ireland (b)	2,539,420	688
Rolls-Royce Holdings PLC (b)	89,211	998		Bank of New York Mellon Corp/The (a)	46,080	2,171
Ste Industrielle d'Aviation Latecoere SA (b)	54,246	231		Bank of Nova Scotia/The	20,300	1,145
Ultra Electronics Holdings PLC	22,881	630		Bankinter SA	105,972	977
United Technologies Corp	1,025	124		BB&T Corp	2,710	113
Zodiac Aerospace	30,234	800		BNP Paribas SA	11,408	805
		$7,937		CaixaBank SA	189,681	898
Agriculture - 0.31%				Capital Bank Financial Corp	9,342	347
Altria Group Inc	10,568	797		Citigroup Inc (a)	114,564	6,935
Bunge Ltd	37,451	2,995		CU Bancorp (b)	4,911	177
Japan Tobacco Inc	36,660	1,378		Deutsche Bank AG	39,004	682
Philip Morris International Inc	1,779	213		DNB ASA	20,069	340
Reynolds American Inc (a)	27,931	1,879		Erste Group Bank AG (b)	11,618	422
Swedish Match AB	43,478	1,466		First Citizens BancShares Inc/NC	1,384	459
		$8,728		First Republic Bank/CA	10,800	995
				Goldman Sachs Group Inc/The (a)	14,273	3,016
Airlines - 0.34%
Delta Air Lines Inc (a)	28,309	1,391		Japan Post Bank Co Ltd	99,800	1,238
				JPMorgan Chase & Co (a)	8,553	702
Deutsche Lufthansa AG	63,430	1,234
Japan Airlines Co Ltd	116,400	3,412		M&T Bank Corp	19,256	3,013
Qantas Airways Ltd	145,978	544		Macquarie Group Ltd	4,122	275
Southwest Airlines Co (a)	19,631	1,179		Mediobanca SpA	92,780	880
United Continental Holdings Inc (a),(b)	22,930	1,827		Mitsubishi UFJ Financial Group Inc	511,493	3,174
		$9,587		Mizuho Financial Group Inc	324,000	563
				Morgan Stanley (a)	9,924	414
Apparel - 0.23%
Crocs Inc (b)	53,144	363		National Australia Bank Ltd	61,602	1,375
Descente Ltd	4,700	57		Nordea Bank AB	27,148	348
Honeys Holdings Co Ltd	5,980	61		Oita Bank Ltd/The	10,300	38
NIKE Inc	93,205	4,939		Pacific Continental Corp	9,557	225
Sanyo Shokai Ltd	67,000	96		Park Sterling Corp	184	2
Under Armour Inc - Class C (b)	19,771	353		PNC Financial Services Group Inc/The	47,150	5,597
				PrivateBancorp Inc	19,038	1,134
VF Corp	11,476	617		Raiffeisen Bank International AG (b)	90,566	2,391
		$6,486		Regions Financial Corp (a)	35,906	497
Automobile Manufacturers - 0.32%				Shinsei Bank Ltd	28,000	45
General Motors Co	2,519	86		Standard Chartered PLC (b)	91,075	860
Hino Motors Ltd	34,380	417		State Street Corp (a)	18,581	1,514
Honda Motor Co Ltd	26,650	747		Stonegate Bank	5,773	261
Mazda Motor Corp	10,100	138		Sumitomo Mitsui Financial Group Inc	19,800	709
Mitsubishi Motors Corp	66,940	434		Sumitomo Mitsui Trust Holdings Inc	11,520	389
PACCAR Inc	19,205	1,209		Suruga Bank Ltd	26,400	571
Renault SA	10,185	950		Swedbank AB	13,521	325
Subaru Corp	49,900	1,687		Tochigi Bank Ltd/The	15,200	66
Suzuki Motor Corp	8,100	381		Tokyo TY Financial Group Inc	2,323	62
Toyota Motor Corp	21,800	1,170		Toronto-Dominion Bank/The	23,200	1,106
Volkswagen AG	12,392	1,947		UBS Group AG (b)	37,528	598
		$9,166		United Bankshares Inc/WV	10,712	410
Automobile Parts & Equipment - 0.49%				US Bancorp (a)	11,500	585
Aisan Industry Co Ltd	15,100	120		Wells Fargo & Co	23,485	1,201
Aisin Seiki Co Ltd	19,200	947				$58,475
Allison Transmission Holdings Inc	27,668	1,071		Beverages - 0.47%
Daikyonishikawa Corp	19,180	256		Coca-Cola Amatil Ltd	102,694	713
Delphi Automotive PLC	19,327	1,701		Coca-Cola Bottlers Japan Inc	17,200	554
Exedy Corp	8,200	224		Coca-Cola Co/The	34,314	1,560
Keihin Corp	15,400	211		Constellation Brands Inc	532	97
Koito Manufacturing Co Ltd	11,100	585		Heineken NV	68,482	6,741
Lear Corp (a)	7,858	1,171
				Monster Beverage Corp (b)	54,942	2,778
Mobileye NV (b)	30,123	1,865
				PepsiCo Inc	2,325	272
NGK Insulators Ltd	17,800	357		Suntory Beverage & Food Ltd	11,300	549
NGK Spark Plug Co Ltd	24,306	495				$13,264
Nissin Kogyo Co Ltd	13,700	217
				Biotechnology - 0.60%
NOK Corp	14,200	311		Amgen Inc (a)	12,028	1,867
Nokian Renkaat OYJ	11,764	480

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Biotechnology (continued)				Commercial Services (continued)
Biogen Inc (a),(b),(c)	9,624	$2,385		AMERCO	3,793	$1,400
BioMarin Pharmaceutical Inc (a),(b)	16,313	1,429		ANR Inc (b),(e)	153	2
CSL Ltd	1,826	176		Automatic Data Processing Inc	12,729	1,303
Genmab A/S (b)	4,255	906		Benesse Holdings Inc	6,900	253
Gilead Sciences Inc	87,206	5,659		Berendsen PLC	39,259	556
Incyte Corp (b)	18,350	2,373		Brambles Ltd	77,232	595
Ionis Pharmaceuticals Inc (b)	6,566	301		Capita PLC	108,473	815
Regeneron Pharmaceuticals Inc (a),(b)	2,149	987		Cintas Corp	11,227	1,413
United Therapeutics Corp (a),(b)	8,009	968		CoStar Group Inc (b)	9,012	2,357
		$17,051		Everi Holdings Inc (b)	354,133	2,369
Building Materials - 0.37%				FreakOut Holdings inc (b)	2,133	75
Cie de Saint-Gobain	15,870	887		Gartner Inc (b)	2,651	317
CRH PLC	19,720	712		Kyoritsu Maintenance Co Ltd	10,848	312
Forterra Inc (b)	176,020	1,266		Macquarie Infrastructure Corp (a)	82,118	6,397
Geberit AG	1,593	746		ManpowerGroup Inc (a)	23,390	2,383
Ibstock PLC (d)	171,171	557		Moody's Corp (a)	8,973	1,063
Johnson Controls International plc	25,597	1,069		New Oriental Education & Technology Group	5,471	392
LafargeHolcim Ltd (b)	19,693	1,185		Inc ADR(b)
Lennox International Inc	12,012	2,127		Nord Anglia Education Inc (b)	3,181	103
Masco Corp (a)	25,752	959		Outsourcing Inc	1,800	82
Sanwa Holdings Corp	19,300	213		PayPal Holdings Inc (a),(b)	80,862	4,222
Taiheiyo Cement Corp	17,000	55		QinetiQ Group PLC	140,733	567
Wienerberger AG	30,725	725		Randstad Holding NV	18,161	1,053
		$10,501		Robert Half International Inc (a)	14,508	674
Chemicals - 2.07%				Secom Co Ltd	25,000	1,829
Agrium Inc (a)	12,238	1,130		Sohgo Security Services Co Ltd	2,110	99
Air Products & Chemicals Inc	39,041	5,624		Square Inc (b)	3,312	76
Akzo Nobel NV	4,709	394		TechnoPro Holdings Inc	7,450	302
Ashland Global Holdings Inc	12,545	835		Temp Holdings Co Ltd	8,000	158
Axalta Coating Systems Ltd (b)	65,857	2,061		Toppan Forms Co Ltd	11,600	121
Chemours Co/The	5,844	234		TransUnion (b)	41,931	1,833
Daicel Corp	64,625	766		United Rentals Inc (b)	11,483	1,248
Denka Co Ltd	33,700	170		Verisk Analytics Inc (a),(b)	8,529	690
DIC Corp	7,420	255				$36,442
Dow Chemical Co/The (a)	22,014	1,364		Computers - 1.51%
Eastman Chemical Co (a)	25,370	2,032		Accenture PLC - Class A (a)	23,765	2,958
EI du Pont de Nemours & Co	11,608	916		Apple Inc (a)	38,207	5,836
Evonik Industries AG	9,614	332		Atos SE	8,433	1,210
FMC Corp (a)	105,187	7,928		Brocade Communications Systems Inc	950,151	12,001
GCP Applied Technologies Inc (b)	16,833	507		CGI Group Inc (b)	17,800	882
Hitachi Chemical Co Ltd	31,400	867		Dell Technologies Inc Class V (b)	150,268	10,427
Huntsman Corp	61,745	1,476		DXC Technology Co (a)	47,180	3,657
Incitec Pivot Ltd	162,293	413		Ferrotec Holdings Corp	14,900	214
International Flavors & Fragrances Inc (a)	8,670	1,196		Fortinet Inc (a),(b)	24,598	968
JSR Corp	23,200	390		Fujitsu Ltd	292,480	2,132
Kuraray Co Ltd	33,500	603		Melco Holdings Inc	3,500	101
LANXESS AG	19,995	1,494		NET One Systems Co Ltd	9,200	88
Linde AG	2,876	550		NetApp Inc (a)	31,304	1,267
LyondellBasell Industries NV (a)	28,128	2,265		NeuStar Inc (b)	7,571	251
Mitsubishi Gas Chemical Co Inc	12,300	254		Obic Co Ltd	9,600	558
Monsanto Co	105,235	12,356		Otsuka Corp	1,467	90
Nippon Shokubai Co Ltd	2,760	169		SCSK Corp	7,950	351
Nissan Chemical Industries Ltd	27,400	962				$42,991
Nitto Denko Corp	4,100	329		Consumer Products - 0.03%
Platform Specialty Products Corp (b)	138,979	1,734		Avery Dennison Corp (a)	8,840	745
Praxair Inc (a),(c)	13,226	1,750
RPM International Inc	8,028	435		Cosmetics & Personal Care - 0.40%
Sherwin-Williams Co/The	2,921	969		Ci:z Holdings Co Ltd	2,100	68
Shin-Etsu Chemical Co Ltd	3,900	350		Colgate-Palmolive Co (a)	28,144	2,149
Sumitomo Chemical Co Ltd	52,437	274		Coty Inc	159,624	3,023
Tokyo Ohka Kogyo Co Ltd	8,400	295		Estee Lauder Cos Inc/The	18,995	1,788
Toray Industries Inc	31,046	259		Kose Corp	1,448	156
Valspar Corp/The (a)	14,549	1,644		Lion Corp	22,900	485
Valvoline Inc	73,705	1,649		L'Oreal SA	2,639	565
Westlake Chemical Corp	26,551	1,632		Pola Orbis Holdings Inc	10,200	286
		$58,863		Procter & Gamble Co/The (a)	32,111	2,829
Coal - 0.00%						$11,349
Alpha Natural Resources Holdings Inc (b)	153	1		Distribution & Wholesale - 0.14%
Contura Energy Inc - Warrants (b),(e)	17	—		Fastenal Co	57,484	2,482
		$1		ITOCHU Corp	12,410	176
Commercial Services - 1.28%				Mitsubishi Corp	55,200	1,105
Adecco Group AG (b)	11,746	877		Nippon Gas Co Ltd	2,300	77
AerCap Holdings NV (a),(b)	11,488	506		Trusco Nakayama Corp	8,860	198

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Distribution & Wholesale (continued)				Electronics (continued)
Yondoshi Holdings Inc	2,170	$52		Taiyo Yuden Co Ltd	8,410	$119
		$4,090		Tokyo Seimitsu Co Ltd	5,820	200
Diversified Financial Services - 0.82%				Waters Corp (a),(b)	4,342	780
AEON Financial Service Co Ltd	6,100	125				$13,044
Alliance Data Systems Corp	4,763	1,149		Engineering & Construction - 0.31%
American Express Co (a)	52,546	4,043		ACS Actividades de Construccion y Servicios	80,882	3,237
Blackhawk Network Holdings Inc (b)	1,038	45		SA
BlackRock Inc	4,033	1,650		Chiyoda Corp	33,800	190
CBOE Holdings Inc	3,556	307		CIMIC Group Ltd	30,809	927
Credit Acceptance Corp (b)	2,548	548		Fluor Corp (a)	23,120	1,037
Element Comm Aviation (b),(e),(f),(g)	280	2,773		Kajima Corp	59,000	453
Ichigo Inc	51,500	148		Kyudenko Corp	16,242	576
Ichiyoshi Securities Co Ltd	19,600	156		Nippon Densetsu Kogyo Co Ltd	2,650	54
Julius Baer Group Ltd (b)	11,616	602		Obayashi Corp	32,300	357
KCG Holdings Inc (b)	19,153	380		SHO-BOND Holdings Co Ltd	2,400	116
Kenedix Inc	31,200	155		Skanska AB	42,836	1,018
Ocwen Financial Corp (b)	427,702	1,061		Toyo Engineering Corp	64,000	149
Partners Group Holding AG	4,720	2,894		Vinci SA	8,091	708
SEI Investments Co (a)	16,254	814				$8,822
Synchrony Financial (a)	56,883	1,527		Entertainment - 0.29%
T Rowe Price Group Inc (a)	10,989	774		Avex Group Holdings Inc	7,200	93
Visa Inc	40,077	3,817		Churchill Downs Inc	3,385	568
Walter Investment Management Corp (b)	74,280	79		Eldorado Resorts Inc (b)	10,961	227
Zenkoku Hosho Co Ltd	6,540	268		Genting Singapore PLC	1,775,000	1,514
		$23,315		OPAP SA	39,011	433
Electric - 0.51%				Pinnacle Entertainment Inc (b)	151,974	2,977
CenterPoint Energy Inc (a)	59,543	1,704		Sankyo Co Ltd	23,650	793
Duke Energy Corp (a)	14,790	1,267		Sega Sammy Holdings Inc	135,300	1,716
E.ON SE	105,013	920				$8,321
Enel SpA	120,923	647		Environmental Control - 0.25%
Engie SA	122,650	1,875		Clean Harbors Inc (b)	25,778	1,506
eRex Co Ltd	4,200	40		Daiseki Co Ltd	3,450	74
Exelon Corp	2,403	87		METAWATER Co Ltd	1,100	30
Fortum OYJ	32,549	518		Waste Connections Inc	59,443	5,656
NextEra Energy Inc	1,026	145				$7,266
Origin Energy Ltd (b)	55,972	319		Food - 0.68%
PG&E Corp	1,290	88		Barry Callebaut AG (b)	262	376
PPL Corp (a)	33,730	1,346		Belc Co Ltd	1,900	89
Red Electrica Corp SA	101,823	2,286		Casino Guichard Perrachon SA	19,165	1,182
Southern Co/The (a)	11,337	574		Ezaki Glico Co Ltd	10,716	605
Terna Rete Elettrica Nazionale SpA	131,987	746		General Mills Inc (a)	7,951	451
Westar Energy Inc	35,542	1,882		Hershey Co/The (a)	20,603	2,375
		$14,444		Ingredion Inc (a)	3,000	342
Electrical Components & Equipment - 0.08%				Itoham Yonekyu Holdings Inc	22,100	207
AMETEK Inc	10,492	640		Kikkoman Corp	18,300	573
Funai Electric Co Ltd	16,400	128		Kraft Heinz Co/The	34,324	3,165
Legrand SA	9,470	650		Marine Harvest ASA (b)	28,249	494
Schneider Electric SE (b)	7,206	555		MEIJI Holdings Co Ltd	4,200	343
Ushio Inc	17,000	218		METRO AG	32,885	1,102
W-Scope Corp	7,600	121		Mondelez International Inc	10,846	506
		$2,312		Morinaga & Co Ltd/Japan	3,010	179
Electronics - 0.46%				Safeway, Inc. - CVR - Casa Ley (b),(e),(f)	11,050	—
Agilent Technologies Inc (a)	12,803	772		Safeway, Inc. - CVR - Property Development	11,050	—
Alps Electric Co Ltd	18,220	510		Centers (b),(e),(f),(g)
Corning Inc (a)	74,750	2,175		Saputo Inc	29,300	978
Fortive Corp (a)	33,468	2,090		Sysco Corp (a)	25,800	1,408
Garmin Ltd (a)	30,411	1,583		Tate & Lyle PLC	115,187	1,095
Hirose Electric Co Ltd	6,700	893		Tesco PLC (b)	702,944	1,666
Hitachi High-Technologies Corp	12,500	496		Toyo Suisan Kaisha Ltd	30,400	1,184
Hitachi Maxell Ltd	5,648	111		Tyson Foods Inc (a)	4,732	271
Honeywell International Inc	1,203	160		US Foods Holding Corp (b)	26,780	802
Horiba Ltd	420	26				$19,393
Hosiden Corp	16,000	182		Food Service - 0.00%
Japan Aviation Electronics Industry Ltd	16,919	227		AdvancePierre Foods Holdings Inc	1,339	54
Keysight Technologies Inc (b)	16,067	621
Kuroda Electric Co Ltd	7,300	139		Forest Products & Paper - 0.19%
Mettler-Toledo International Inc (a),(b)	1,271	741		International Paper Co	76,532	4,047
MINEBEA MITSUMI Inc	26,000	423		Oji Holdings Corp	102,000	500
Murata Manufacturing Co Ltd	1,290	178		Smurfit Kappa Group PLC	26,055	734
Nichicon Corp	21,100	207				$5,281
Nippon Ceramic Co Ltd	6,800	162		Gas - 0.29%
Omron Corp	2,100	88		Enagas SA	61,143	1,818
Siix Corp	3,840	161		Osaka Gas Co Ltd	476,000	1,880

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Gas (continued)				Insurance (continued)
Sempra Energy	522	$61		Aon PLC (a)	14,237	$1,864
Toho Gas Co Ltd	181,000	1,396		Arch Capital Group Ltd (a),(b)	9,195	894
Tokyo Gas Co Ltd	94,000	488		Assurant Inc (a)	8,176	801
UGI Corp (a)	38,703	1,981		Berkshire Hathaway Inc - Class B (b)	8,120	1,342
WGL Holdings Inc	7,431	615		Chubb Ltd	16,677	2,388
		$8,239		Cincinnati Financial Corp (a)	23,160	1,623
Hand & Machine Tools - 0.06%				Dai-ichi Life Holdings Inc	43,500	724
Disco Corp	682	118		Everest Re Group Ltd (a)	7,430	1,892
DMG Mori Co Ltd	12,400	195		Fairfax Financial Holdings Ltd	3,165	1,389
Fuji Electric Co Ltd	263,000	1,407		Genworth Financial Inc (b)	76,652	280
		$1,720		Hartford Financial Services Group Inc/The (a)	27,950	1,380
Healthcare - Products - 1.17%				Insurance Australia Group Ltd	83,818	396
ABIOMED Inc (b)	6,417	882		Legal & General Group PLC	225,400	732
Alere Inc (b)	222,926	10,814		Manulife Financial Corp	23,200	401
Align Technology Inc (b)	3,397	493		Markel Corp (b)	2,951	2,884
Asahi Intecc Co Ltd	4,490	208		Marsh & McLennan Cos Inc	19,412	1,506
Baxter International Inc (a)	39,449	2,340		Medibank Pvt Ltd	199,531	408
Becton Dickinson and Co (a)	4,246	803		MetLife Inc	135,928	6,877
Boston Scientific Corp (a),(b)	67,595	1,827		MS&AD Insurance Group Holdings Inc	29,700	1,043
CR Bard Inc (a)	18,227	5,604		Muenchener Rueckversicherungs-Gesellschaft	5,833	1,152
DENTSPLY SIRONA Inc	18,353	1,166		AG in Muenchen
Edwards Lifesciences Corp (a),(b)	26,178	3,012		NN Group NV	21,362	769
Getinge AB	24,307	505		Old Mutual PLC	215,517	523
Hologic Inc (b)	56,486	2,446		Progressive Corp/The (a)	26,849	1,139
Medtronic PLC (a)	36,465	3,074		RenaissanceRe Holdings Ltd (a)	4,935	705
Nihon Kohden Corp	5,550	124		T&D Holdings Inc	89,200	1,261
VWR Corp (b)	2,246	74		Tokio Marine Holdings Inc	26,352	1,118
				Travelers Cos Inc/The (a)	6,100	762
		$33,372
Healthcare - Services - 0.71%				Tryg A/S	50,577	1,039
Acadia Healthcare Co Inc (b)	10,106	418		Unum Group	16,856	758
Ain Holdings Inc	1,379	111		White Mountains Insurance Group Ltd	1,016	874
Centene Corp (a),(b)	6,574	477		Willis Towers Watson PLC	5,644	828
				XL Group Ltd (a)	64,863	2,834
CMIC Holdings Co Ltd	5,700	72
DaVita Inc (a),(b)	17,980	1,191		Zurich Insurance Group AG	1,916	564
Envision Healthcare Corp (b)	15,542	849				$53,450
EPS Holdings Inc	6,600	99		Internet - 2.12%
HCA Healthcare Inc (a),(b)	20,851	1,708		Alibaba Group Holding Ltd ADR(b)	9,553	1,170
Humana Inc	35,383	8,218		Alphabet Inc - A Shares (b)	5,646	5,573
Laboratory Corp of America Holdings (b)	8,799	1,223		Amazon.com Inc (a),(b)	9,507	9,456
Miraca Holdings Inc	44,400	1,866		Dip Corp	19,171	434
Quorum Health Corp (b)	43,606	164		eBay Inc (a),(b)	64,010	2,196
Ramsay Health Care Ltd	9,128	468		Expedia Inc	6,432	925
Ryman Healthcare Ltd	98,584	582		Facebook Inc (a),(b)	78,155	11,837
UnitedHealth Group Inc	16,070	2,815		GoDaddy Inc (b)	37,655	1,549
		$20,261		Gree Inc	55,300	458
				Itokuro Inc (b)	1,900	66
Holding Companies - Diversified - 0.13%
Jardine Matheson Holdings Ltd	22,100	1,412		Kakaku.com Inc	89,100	1,269
Leucadia National Corp (a)	46,414	1,132		Klarna Holding AB (b),(e),(f),(g)	808	89
Matlin and Partners Acquisition Corp (b)	103,668	1,046		LAC Co Ltd	2,000	24
Ocelot Partners Ltd (b),(d)	15,246	150		Liberty Ventures (b)	76,951	4,147
Ocelot Partners Ltd - Warrants (b),(f)	15,246	8		Lifull Co Ltd	9,200	59
		$3,748		Mixi Inc	12,700	796
Home Builders - 0.27%				MonotaRO Co Ltd	2,800	94
				Netflix Inc (a),(b)	24,534	4,001
Cairn Homes PLC (b)	647,105	1,156
				Palo Alto Networks Inc (a),(b)	4,572	542
Daiwa House Industry Co Ltd	7,850	256		Priceline Group Inc/The (b)	1,478	2,774
DR Horton Inc (a)	50,084	1,637
Iida Group Holdings Co Ltd	82,000	1,354		Proto Corp	2,500	38
NVR Inc (b)	1,371	3,129		Rakuten Inc	102,000	1,239
Sekisui House Ltd	13,300	228		SMS Co Ltd	4,300	119
				Symantec Corp (a)	128,345	3,890
		$7,760		Trade Desk Inc/The (b)	5,340	294
Home Furnishings - 0.05%				Yahoo Japan Corp	76,800	345
Alpine Electronics Inc	34,850	499		Yahoo! Inc (a),(b)	87,910	4,423
Panasonic Corp	14,350	184		Yelp Inc (b)	36,983	1,033
Pioneer Corp (b)	167,800	301
				Zillow Group Inc - A Shares (b)	3,460	152
SEB SA	2,342	411		Zillow Group Inc - C Shares (b)	28,005	1,219
		$1,395				$60,211
Insurance - 1.88%				Investment Companies - 0.03%
Aegon NV	104,232	520		EXOR NV	14,051	785
Ageas	45,854	1,852
Alleghany Corp (b),(c)	1,141	670
				Iron & Steel - 0.16%
Allied World Assurance Co Holdings AG	6,313	332		ArcelorMittal (b)	68,275	1,481
American International Group Inc (a),(c)	71,035	4,520
				Chubu Steel Plate Co Ltd	7,200	41
AMP Ltd	641,041	2,406		Hitachi Metals Ltd	16,000	213

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Iron & Steel (continued)				Media (continued)
Japan Steel Works Ltd/The	15,400	$223		Wolters Kluwer NV	15,245	$669
JFE Holdings Inc	15,733	262				$46,590
Kobe Steel Ltd (b)	8,900	81		Metal Fabrication & Hardware - 0.04%
Kyoei Steel Ltd	10,900	165		Maruichi Steel Tube Ltd	28,900	847
Nakayama Steel Works Ltd	10,600	63		Neturen Co Ltd	10,600	96
Steel Dynamics Inc	23,632	803		Tocalo Co Ltd	2,200	71
Tokyo Steel Manufacturing Co Ltd	45,700	363		Tsubaki Nakashima Co Ltd	5,100	92
voestalpine AG	12,940	587				$1,106
Yamato Kogyo Co Ltd	9,260	222		Mining - 0.43%
		$4,504		Agnico Eagle Mines Ltd	16,000	773
Leisure Products & Services - 0.04%				Alcoa Corp	25,455	839
Harley-Davidson Inc	18,841	999		Anglo American PLC (b)	71,350	952
HIS Co Ltd	4,290	121		Antofagasta PLC	36,051	373
		$1,120		Barrick Gold Corp	24,200	400
Lodging - 0.65%				BHP Billiton Ltd	37,546	660
Choice Hotels International Inc	22,820	1,482		Boliden AB	30,446	832
Hilton Grand Vacations Inc (b)	1	—		Constellium NV (b)	331,019	2,234
Hilton Worldwide Holdings Inc	141,787	9,424		Franco-Nevada Corp	28,100	2,098
Hyatt Hotels Corp (b)	13,093	755		Kinross Gold Corp (b)	113,200	490
InterContinental Hotels Group PLC	15,004	847		Mitsubishi Materials Corp	1,130	32
Las Vegas Sands Corp (a)	36,040	2,131		Newmont Mining Corp (a)	14,665	501
Melco Resorts & Entertainment Ltd ADR(a)	34,302	775		Pacific Metals Co Ltd (b)	59,500	153
Shangri-La Asia Ltd	192,000	294		Teck Resources Ltd	104,182	1,861
Wyndham Worldwide Corp (a)	12,136	1,226				$12,198
Wynn Macau Ltd	271,600	603		Miscellaneous Manufacturers - 0.40%
Wynn Resorts Ltd	8,094	1,042		AO Smith Corp (a)	10,496	576
		$18,579		Dover Corp	18,795	1,552
Machinery - Construction & Mining - 0.19%				Eaton Corp PLC (a)	23,880	1,848
ABB Ltd	43,842	1,103		EnPro Industries Inc (a)	73,993	4,943
Caterpillar Inc (a)	22,075	2,327		FUJIFILM Holdings Corp	6,524	238
Hitachi Ltd	325,000	1,960		General Electric Co (a)	56,358	1,543
Tadano Ltd	10,500	129		Nikon Corp	18,300	282
		$5,519		Sumitomo Riko Co Ltd	13,700	141
Machinery - Diversified - 0.68%				Tenma Corp	4,800	86
Alstom SA (b)	101,795	3,566		Trinseo SA	1,275	82
CNH Industrial NV	156,717	1,742				$11,291
Cummins Inc (a)	8,288	1,307		Office & Business Equipment - 0.02%
Daifuku Co Ltd	7,200	219		Canon Inc	14,300	492
Deere & Co (a)	33,132	4,058
Hisaka Works Ltd	8,000	68		Oil & Gas - 1.85%
Husqvarna AB	49,178	510		Anadarko Petroleum Corp	14,870	752
IDEX Corp	15,506	1,682		Apache Corp (a)	10,850	507
Middleby Corp/The (b)	13,981	1,795		Atwood Oceanics Inc (b)	9,805	99
Nittoku Engineering Co Ltd	1,600	45		Bonanza Creek Energy Inc (b)	7,346	259
Roper Technologies Inc	696	158		Calumet Specialty Products Partners LP (b)	147,224	574
Sumitomo Heavy Industries Ltd	64,000	417		Canadian Natural Resources Ltd	3,513	101
Toshiba Machine Co Ltd	47,000	207		Cenovus Energy Inc	102,500	914
Xylem Inc/NY	55,279	2,882		Chevron Corp (a)	20,540	2,126
Zebra Technologies Corp (b)	7,197	751		Cimarex Energy Co (a)	11,489	1,236
		$19,407		Concho Resources Inc (a),(b)	4,587	582
Media - 1.64%				ConocoPhillips	36,466	1,630
Amuse Inc	3,450	96		Devon Energy Corp (a)	20,556	699
Charter Communications Inc (b)	3,088	1,067		Diamondback Energy Inc (b)	32,983	3,059
Comcast Corp - Class A	3,055	127		Encana Corp	9,859	96
Discovery Communications Inc - C Shares	14,477	374		Eni SpA	148,312	2,357
(a),(b)				EOG Resources Inc	6,056	547
DISH Network Corp (b)	248,140	15,824		EQT Corp	471	26
FactSet Research Systems Inc	6,797	1,126		Exxon Mobil Corp (a)	30,890	2,487
Global Eagle Entertainment Inc (b)	157,309	486		Halcon Resources Corp (b)	75,345	458
Gray Television Inc (a),(b)	293,043	3,531		Hess Corp	17,300	794
Liberty Global PLC - A Shares (b)	100,003	3,058		Inpex Corp	40,480	373
News Corp - A Shares (a)	94,481	1,264		Jagged Peak Energy Inc (b)	20,817	271
Nexstar Media Group Inc (a)	80,930	4,629		Japan Petroleum Exploration Co Ltd	11,200	226
Nippon Television Holdings Inc	35,240	552		JXTG Holdings Inc	137,600	600
Shaw Communications Inc	46,900	1,002		Marathon Oil Corp (a)	37,287	485
Sinclair Broadcast Group Inc (a)	89,441	2,898		Marathon Petroleum Corp (a)	34,672	1,804
Thomson Reuters Corp	23,100	1,008		Midstates Petroleum Co Inc (b)	81,978	1,407
Time Warner Inc	23,378	2,326		Nabors Industries Ltd	1,133	10
Tribune Media Co	66,063	2,524		Newfield Exploration Co (a),(b)	98,861	3,211
Twenty-First Century Fox Inc - A Shares (a)	24,500	665		Noble Energy Inc	4,436	127
Viacom Inc - B Shares	66,065	2,299		OGX Petroleo e Gas SA ADR(b)	26,974	8
Vivendi SA	25,526	554		Oil Search Ltd	177,868	941
Walt Disney Co/The (a)	4,737	511		Pacific Exploration and Production Corp (b)	15,370	449

See accompanying notes

Schedule of Investments Global Multi-Strategy Fund May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Real Estate - 0.18%
Parsley Energy Inc (b)	162,532	$4,819		Forestar Group Inc (b)	14,196	$201
PDC Energy Inc (b)	5,785	287		Hang Lung Group Ltd	459,000	1,902
Pioneer Natural Resources Co	5,646	942		Hulic Co Ltd	12,300	116
Repsol SA	127,447	2,142		Kerry Properties Ltd	145,000	512
Southwestern Energy Co (b)	368,950	2,236		LEG Immobilien AG	6,088	575
Tesoro Corp (a)	59,882	4,985		Neinor Homes SLU (b),(d)	29,944	599
Ultra Petroleum Corp (b)	264,100	2,976		Realogy Holdings Corp	29,664	903
Valero Energy Corp (a)	26,123	1,606		Takara Leben Co Ltd	44,000	202
Western Refining Inc	33,906	1,227		WeWork Cos Inc (b),(e),(f),(g)	979	51
Whiting Petroleum Corp (b)	301,798	2,131				$5,061
		$52,566		REITS - 0.86%
Oil & Gas Services - 0.40%				AGNC Investment Corp (a)	60,324	1,254
Baker Hughes Inc	15,458	852		American Tower Corp	5,258	690
C&J Energy Services Inc (b)	71,121	2,401		Camden Property Trust (a)	22,851	1,904
Halliburton Co	155,484	7,027		Care Capital Properties Inc	34,100	897
National Oilwell Varco Inc (a)	6,384	209		Daiwa House REIT Investment Corp	375	965
Saipem SpA (b)	44,142	180		Equinix Inc	2,268	1,000
TechnipFMC PLC (a),(b)	27,441	794		FelCor Lodging Trust Inc	44,968	322
		$11,463		GGP Inc	46,833	1,044
Packaging & Containers - 0.15%				Grivalia Properties REIC AE	38,907	373
Ball Corp	21,295	871		Hibernia REIT plc	504,291	788
CCL Industries Inc	2,300	544		Hoshino Resorts REIT Inc	10	52
KapStone Paper and Packaging Corp	33,622	710		Host Hotels & Resorts Inc	120,569	2,169
Multi Packaging Solutions International Ltd (b)	17,185	309		Irish Residential Properties REIT Plc	355,207	523
Silgan Holdings Inc (c)	24,214	770		Klepierre	45,260	1,890
WestRock Co	22,285	1,213		LaSalle Hotel Properties	23,766	676
		$4,417		National Retail Properties Inc (a)	39,462	1,514
Pharmaceuticals - 2.79%				New York REIT Inc	398,393	3,422
Actelion Ltd (b)	66,460	19,076		Park Hotels & Resorts Inc	1	—
Akorn Inc (b)	18,384	612		Public Storage	15,285	3,292
Allergan PLC	3,462	775		Regency Centers Corp	14	1
Astellas Pharma Inc	152,200	1,924		RioCan Real Estate Investment Trust	57,000	1,068
AstraZeneca PLC	13,112	886		UDR Inc (a)	19,790	764
Bristol-Myers Squibb Co (a)	113,763	6,138				$24,608
Cardinal Health Inc (a)	31,051	2,306		Retail - 2.19%
Daiichi Sankyo Co Ltd	32,100	704		ABC-Mart Inc	11,500	672
Eisai Co Ltd	5,310	280		Adastria Co Ltd	4,600	122
Eli Lilly & Co	1,359	108		Advance Auto Parts Inc (c)	19,936	2,664
Express Scripts Holding Co (a),(b)	5,385	322		Alimentation Couche-Tard Inc	5,800	268
Hisamitsu Pharmaceutical Co Inc	5,000	252		Best Buy Co Inc (a)	12,910	767
Johnson & Johnson	24,093	3,090		Cabela's Inc (b)	19,245	1,017
Mallinckrodt PLC (b)	128,782	5,554		CarMax Inc (b)	7,222	454
McKesson Corp	23,911	3,900		Cawachi Ltd	4,800	120
Mead Johnson Nutrition Co	136,027	12,163		Chipotle Mexican Grill Inc (b)	1,528	729
Merck & Co Inc	101,772	6,627		Citizen Watch Co Ltd	34,000	222
Mitsubishi Tanabe Pharma Corp	34,200	761		Coach Inc (a)	94,938	4,388
Mylan NV (b)	41,024	1,599		cocokara fine Inc	2,450	124
Neurocrine Biosciences Inc (b)	885	38		Costco Wholesale Corp	14,464	2,610
Nippon Shinyaku Co Ltd	4,590	268		CST Brands Inc	35,336	1,708
Novartis AG	9,938	813		CVS Health Corp (a)	6,637	510
Novo Nordisk A/S	24,705	1,049		Dollar Tree Inc (b)	11,476	892
Ono Pharmaceutical Co Ltd	6,620	138		Dollarama Inc	8,900	824
Patheon NV (b)	12,143	421		Domino's Pizza Inc	1,502	318
Pfizer Inc	8,354	273		Genuine Parts Co (a)	6,326	586
Roche Holding AG	12,149	3,335		H2O Retailing Corp	9,050	152
Shionogi & Co Ltd	8,500	454		Home Depot Inc/The (a)	18,885	2,899
STADA Arzneimittel AG	5,778	418		HUGO BOSS AG	10,652	803
Suzuken Co Ltd/Aichi Japan	6,695	220		IDOM Inc	8,200	45
Takeda Pharmaceutical Co Ltd	14,100	727		Jand Inc (b),(e),(f),(g)	1,693	12
UCB SA	21,385	1,509		Kate Spade & Co (b)	57,485	1,059
VCA Inc (b)	21,920	2,019		K's Holdings Corp	3,500	72
Zoetis Inc (a)	9,637	600		L Brands Inc (a)	7,046	364
		$79,359		Lowe's Cos Inc	14,339	1,129
Pipelines - 0.11%				Lululemon Athletica Inc (b)	11,454	553
Koninklijke Vopak NV	25,159	1,140		Luxottica Group SpA	28,018	1,695
Veresen Inc	143,421	1,949		Matsumotokiyoshi Holdings Co Ltd	4,350	255
Williams Cos Inc/The	2,884	82		McDonald's Corp (a)	46,082	6,953
		$3,171		Nishimatsuya Chain Co Ltd	1,900	20
Private Equity - 0.09%				PAL GROUP Holdings Co Ltd	4,400	109
3i Group PLC	174,245	2,011		Pandora A/S	15,371	1,454
				Panera Bread Co (b)	9,805	3,083
Kennedy-Wilson Holdings Inc	33,453	656
		$2,667		Restaurant Brands International Inc	18,400	1,126
				Rite Aid Corp (a),(b)	125,379	427
				Ross Stores Inc	17,211	1,100

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Telecommunications - 0.97%
Signet Jewelers Ltd (a)	4,985	$240		Acacia Communications Inc (b)	26,703	$1,256
Staples Inc	131,648	1,195		BCE Inc	12,137	550
Starbucks Corp (a)	19,344	1,230		BT Group PLC	175,815	699
Sundrug Co Ltd	9,800	381		CenturyLink Inc	6,799	170
Swatch Group AG/The	3,260	249		Cisco Systems Inc (a)	66,146	2,085
TJX Cos Inc/The (a)	63,131	4,748		DigitalGlobe Inc (b)	14,136	440
Tractor Supply Co (a)	5,860	323		EchoStar Corp (b)	7,647	452
Ulta Beauty Inc (a),(b)	7,987	2,435		General Communication Inc (b)	2,875	106
United Arrows Ltd	5,000	151		Globalstar Inc (b)	516,250	1,022
USS Co Ltd	27,600	555		Hellenic Telecommunications Organization	53,555	608
Wal-Mart Stores Inc (a)	66,521	5,229		SA
World Fuel Services Corp	17,995	636		Hikari Tsushin Inc	3,700	375
Xebio Holdings Co Ltd	11,000	178		Level 3 Communications Inc (b)	29,481	1,755
Yum! Brands Inc (a)	33,174	2,410		Loral Space & Communications Inc (a),(b),(f)	93,193	3,681
		$62,265		Millicom International Cellular SA	7,702	451
Savings & Loans - 0.05%				Motorola Solutions Inc (a)	33,610	2,809
Astoria Financial Corp	18,021	334		Nice Ltd ADR	235	18
EverBank Financial Corp (a)	63,940	1,243		Nippon Telegraph & Telephone Corp	49,111	2,362
		$1,577		Nokia OYJ	141,071	893
Semiconductors - 1.01%				SES SA	34,600	857
Advanced Micro Devices Inc (b)	162,281	1,816		Sprint Corp (b)	46,566	395
Applied Materials Inc (a)	44,667	2,049		Straight Path Communications Inc (b)	2,792	499
Broadcom Ltd	23,577	5,646		Swisscom AG	1,995	958
Cavium Inc (b)	11,215	818		Telefonaktiebolaget LM Ericsson	88,749	647
Lattice Semiconductor Corp (b)	41,480	288		Telefonica SA	160,069	1,785
Maxim Integrated Products Inc (a)	8,071	386		TELUS Corp	11,800	401
Microchip Technology Inc	30,759	2,562		TPG Telecom Ltd	60,203	263
Micron Technology Inc (b)	48,144	1,481		Verizon Communications Inc	29,329	1,368
Micronics Japan Co Ltd	8,900	85		Vocus Group Ltd	129,205	271
Miraial Co Ltd	5,400	44		West Corp	14,297	331
Nippon Chemi-Con Corp	29,900	107				$27,507
NVIDIA Corp (a)	7,386	1,066		Textiles - 0.13%
NXP Semiconductors NV (b)	23,215	2,551		Mohawk Industries Inc (b)	12,089	2,893
QUALCOMM Inc (a)	79,209	4,537		UniFirst Corp/MA	5,421	768
Rohm Co Ltd	2,080	167				$3,661
Shinko Electric Industries Co Ltd	33,900	269		Toys, Games & Hobbies - 0.04%
Skyworks Solutions Inc (a)	14,510	1,545		Bandai Namco Holdings Inc	25,000	892
Sumco Corp	8,750	144		Nintendo Co Ltd	1,190	361
Teradyne Inc	3,375	120				$1,253
Texas Instruments Inc (a)	15,774	1,301		Transportation - 0.77%
Veeco Instruments Inc (b)	1,573	50		Canadian National Railway Co	33,283	2,580
Xcerra Corp (b)	23,745	231		Central Japan Railway Co	8,600	1,409
Xilinx Inc (a)	22,325	1,489		CSX Corp	29,749	1,611
		$28,752		Expeditors International of Washington Inc (a)	11,319	604
Shipbuilding - 0.04%				FedEx Corp	303	59
Yangzijiang Shipbuilding Holdings Ltd	1,406,000	1,290		Genesee & Wyoming Inc (b)	25,534	1,672
				Golar LNG Ltd	3,097	72
Software - 1.44%				Hornbeck Offshore Services Inc (b)	167,806	282
Adobe Systems Inc (a),(b)	13,920	1,975		Kamigumi Co Ltd	168,000	1,719
Alpha Systems Inc	1,400	26		Kansas City Southern (a)	7,989	761
Amadeus IT Group SA	10,308	602		Knight Transportation Inc	18,301	610
ANSYS Inc (b)	12,771	1,613		Navios Maritime Partners LP (b)	307,375	498
Autodesk Inc (b)	34,586	3,865		Nippon Yusen KK	181,769	330
CA Inc (a)	24,279	771		Swift Transportation Co (b)	137,746	3,299
Capcom Co Ltd	8,700	205		Union Pacific Corp	14,623	1,613
Citrix Systems Inc (a),(b)	8,123	671		United Parcel Service Inc (c)	18,687	1,980
Constellation Software Inc/Canada	2,500	1,293		XPO Logistics Inc (b)	51,621	2,715
DeNA Co Ltd	23,600	522				$21,814
DH Corp	49,424	930		Water - 0.02%
Electronic Arts Inc (a),(b)	24,488	2,775		Veolia Environnement SA	26,354	580
Microsoft Corp (a),(c)	138,429	9,668
Nuance Communications Inc (b)	5,657	105		TOTAL COMMON STOCKS		$1,098,282
Open Text Corp	60,700	1,981		INVESTMENT COMPANIES - 17.17%	Shares Held	Value(000	's)
Oracle Corp (a)	27,970	1,270		Exchange Traded Funds - 0.02%
Paychex Inc (a)	55,866	3,309		Financial Select Sector SPDR Fund	30,168	701
PTC Inc (b)	7,648	440
salesforce.com Inc (b)	3,886	348		Money Market Funds - 17.15%
ServiceNow Inc (a),(b)	30,738	3,217		BlackRock Liquidity Funds FedFund Portfolio	238,783,230	238,783
Ultimate Software Group Inc/The (b)	3,999	883
Verint Systems Inc (b)	14,675	603		First American Government Obligations Fund	46,307,774	46,308
Workday Inc (b)	39,720	3,971		Goldman Sachs Financial Square Funds -	130,225,624	130,226
Xactly Corp (b)	1,712	27		Government Fund
				Morgan Stanley Institutional Liquidity Funds -	26,968,324	26,969
		$41,070		Government Portfolio (a)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Money Market Funds (continued)				Internet (continued)
Wells Fargo Advantage Government Money	45,678,936	$45,678		Veracode Inc 0.00%(b),(e),(f)	6,031	$25
Market Fund (h)				Zuora Inc 0.00%(b),(e),(f),(g)	40,988	195
		$487,964				$2,046
TOTAL INVESTMENT COMPANIES		$488,665		Private Equity - 0.01%
				Forward Venture Services LLC 0.00%(b),(e),(f),(g)	54,650	276
CONVERTIBLE PREFERRED STOCKS -0.59%	Shares Held	Value(000	's)
Agriculture - 0.02%
Bunge Ltd 4.88%(i)	6,137	$665		Real Estate - 0.02%
				Redfin Corp 0.00%(b),(e),(f),(g)	29,409	137
Computers - 0.02%				WeWork Cos Inc Series D-1 0.00%(b),(e),(f),(g)	4,867	252
NCR Corp 5.50%; PIK 5.50%(i),(j),(k)	278	420		WeWork Cos Inc Series D-2 0.00%(b),(e),(f),(g)	3,824	198
						$587
Electric - 0.05%				Software - 0.01%
Black Hills Corp 7.75%	10,000	757		Birst Inc 0.00%(b),(e),(f),(g)	21,065	39
Dominion Energy Inc 6.75%	2,375	122		Marklogic Corp 0.00%(b),(e),(f),(g)	14,832	159
Dynegy Inc 7.00%	1,975	122				$198
Great Plains Energy Inc 7.00%	10,200	532		Trucking & Leasing - 0.04%
		$1,533		AerGen Aviation Finance Ltd 0.00%(b),(e),(f),(g)	12,150	1,239
Electrical Components & Equipment - 0.01%
Belden Inc 6.75%	1,277	127		TOTAL PREFERRED STOCKS		$5,360
					Principal
Food- 0.00%				BONDS- 28.90%	Amount (000's)	Value(000	's)
Post Holdings Inc 2.50%(i)	725	110		Aerospace & Defense - 0.22%
				Embraer Netherlands Finance BV
Hand & Machine Tools - 0.00%				5.05%, 06/15/2025	$310	$319
Stanley Black & Decker Inc 5.38%	1,075	112		5.40%, 02/01/2027	280	290
				Embraer Overseas Ltd
Healthcare - Products - 0.02%				5.70%, 09/16/2023(d)	320	343
Becton Dickinson and Co 6.13%	8,525	456		Meccanica Holdings USA Inc
				6.25%, 01/15/2040(d)	1,685	1,862
Healthcare - Services - 0.08%				StandardAero Aviation Holdings Inc
Anthem Inc 5.25%	43,075	2,217		10.00%, 07/15/2023(d)	2,000	2,205
				United Technologies Corp
Internet - 0.01%				1.52%, 11/01/2019(j)	1,220	1,228
Airbnb, Inc 0.00%(b),(e),(f),(g)	1,685	177				$6,247
DraftKings Inc 0.00%(b),(e),(f),(g)	29,108	64
Dropbox Inc 0.00%(b),(e),(f),(g)	2,671	33		Agriculture - 0.29%
				Kernel Holding SA
		$274		8.75%, 01/31/2022(d)	2,900	3,088
Investment Companies - 0.09%				MHP SA
Mandatory Exchangeable Trust 5.75%(d),(f)	18,658	2,670		7.75%, 05/10/2024(d)	5,000	5,051
						$8,139
Metal Fabrication & Hardware - 0.01%				Airlines - 0.11%
Rexnord Corp 5.75%	2,750	146		Air Canada 2015-2 Class B Pass Through
				Trust
Pharmaceuticals - 0.14%				5.00%, 06/15/2025(d)	1,926	1,988
Allergan PLC 5.50%	4,075	3,263		Latam Airlines 2015-1 Pass Through Trust B
Teva Pharmaceutical Industries Ltd 7.00%	1,381	691		4.50%, 08/15/2025	1,098	1,083
		$3,954				$3,071
REITS- 0.11%				Automobile Asset Backed Securities - 0.57%
Welltower Inc 6.50%(a),(i)	45,600	2,958
				AmeriCredit Automobile Receivables 2015-4
				3.72%, 12/08/2021	189	194
Retail - 0.00%
Jand Inc 0.00%(b),(e),(f),(g)	3,781	34		AmeriCredit Automobile Receivables Trust
				2016-2
				3.65%, 05/09/2022(j)	80	82
Software - 0.00%				CPS Auto Receivables Trust 2016-B
Cloudera Inc 0.00%(b),(f),(g)	3,756	78		8.14%, 05/15/2023(d),(j)	855	921
				DT Auto Owner Trust 2014-3
Telecommunications - 0.03%				4.47%, 11/15/2021(d),(j)	175	179
T-Mobile US Inc 5.50%	8,825	964		DT Auto Owner Trust 2015-2
				4.25%, 02/15/2022(d),(j)	260	266
TOTAL CONVERTIBLE PREFERRED STOCKS		$16,718		DT Auto Owner Trust 2016-1
PREFERRED STOCKS - 0.19%	Shares Held	Value(000	's)	4.66%, 12/15/2022(d),(j)	1,335	1,363
Automobile Manufacturers - 0.04%				DT Auto Owner Trust 2016-2
Porsche Automobil Holding SE 1.01%(j)	8,997	516		5.43%, 11/15/2022(d),(j)	820	857
Volkswagen AG 2.06%(j)	3,304	498		First Investors Auto Owner Trust 2014-1
		$1,014		3.28%, 04/15/2021(d),(j)	70	71
Internet - 0.07%				First Investors Auto Owner Trust 2014-2
DraftKings Inc 0.00%(b),(e),(f)	18,119	36		3.47%, 02/15/2021(d),(j)	120	121
Forescout Tech Inc 0.00%(b),(e),(f),(g)	9,157	104		First Investors Auto Owner Trust 2015-1
General Assembly Space, Inc 0.00%(b),(e),(f),(g)	2,184	107		3.59%, 01/18/2022(d),(j)	100	101
Lithium Technologies Inc 0.00%(b),(e),(f),(g)	59,552	266		First Investors Auto Owner Trust 2015-2
Pinterest Inc 0.00%(b),(e),(f),(g)	87,425	572		4.22%, 12/15/2021(d),(j)	565	580
Uber Technologies Inc 0.00%(b),(e),(f),(g)	15,196	741

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks- 2.05%
First Investors Auto Owner Trust 2016-2			Banco Hipotecario SA
3.35%, 11/15/2022(d),(j)	$70	$70	21.35%, 01/12/2020(d),(j)	ARS	9,230	$577
Flagship Credit Auto Trust 2015-1			Banco Macro SA
3.76%, 06/15/2021(d)	165	166	17.50%, 05/08/2022(d)		5,115	311
Ford Credit Auto Owner Trust 2015-B			Banco Supervielle SA
1.16%, 11/15/2019(j)	376	376	24.17%, 08/09/2020(d),(j)		11,000	705
Ford Credit Auto Owner Trust 2016-A			Bank of America Corp
1.39%, 12/15/2018(j)	284	284	2.23%, 03/22/2018(j)		$605	609
Ford Credit Auto Owner Trust 2016-B			6.00%, 09/01/2017		1,100	1,112
1.30%, 03/15/2019(j)	874	874	Bank of America NA
Ford Credit Auto Owner Trust 2016-C			1.43%, 06/15/2017(j)		250	250
1.13%, 09/15/2019(j)	2,100	2,101	Banque Centrale de Tunisie International
Ford Credit Auto Owner Trust 2017-A			Bond
1.11%, 12/15/2019(j)	895	895	5.63%, 02/17/2024	EUR	6,350	7,276
Honda Auto Receivables 2016-4 Owner			Capital One NA/Mclean VA
Trust			2.33%, 08/17/2018(j)		$550	555
1.21%, 12/18/2020	1,145	1,138	Citigroup Inc
Honda Auto Receivables 2017-1 Owner			1.89%, 11/24/2017(j)		945	948
Trust			Financiera de Desarrollo Territorial SA
1.72%, 07/21/2021	310	311	Findeter
Nissan Auto Receivables 2016-B Owner			7.88%, 08/12/2024(d)	COP	3,380,000	1,154
Trust			Finansbank AS/Turkey
1.29%, 04/15/2019(j)	761	762	4.88%, 05/19/2022(d)		$6,000	6,031
Nissan Auto Receivables 2016-C Owner			Goldman Sachs Group Inc/The
Trust			1.73%, 06/04/2017(j)		1,205	1,205
1.18%, 01/15/2021(j)	200	199	Hongkong & Shanghai Banking Corp
Nissan Auto Receivables 2017-A Owner			Ltd/The
Trust			1.37%, 07/29/2049(i),(j)		1,100	906
1.05%, 01/15/2020(j)	230	230	HSBC Bank PLC
1.74%, 08/16/2021	375	376	1.63%, 06/29/2049(i),(j)		240	196
Prestige Auto Receivables Trust 2016-1			1.69%, 09/29/2049(i),(j)		550	452
5.15%, 11/15/2021(d)	815	851	JPMorgan Chase & Co
Toyota Auto Receivables 2014-C Owner			1.88%, 06/01/2021(j),(l)		1,425	1,424
Trust			2.06%, 01/25/2018(j)		605	608
0.93%, 07/16/2018	70	70	JPMorgan Chase Bank NA
Toyota Auto Receivables 2016-C			1.75%, 09/23/2019(j)		1,215	1,223
1.14%, 08/17/2020(j)	165	164	Morgan Stanley
Toyota Auto Receivables 2016-D Owner			2.44%, 04/25/2018(j)		605	611
Trust			Oschadbank Via SSB #1 PLC
1.12%, 05/15/2019(j)	415	415	9.38%, 03/10/2023(j)		5,450	5,587
Toyota Auto Receivables 2017-A Owner			Provident Funding Associates LP / PFG
Trust			Finance Corp
1.06%, 09/16/2019(j)	540	540	6.38%, 06/15/2025(d),(l)		232	237
1.73%, 02/16/2021	460	461	Royal Bank of Scotland Group PLC
USAA Auto Owner Trust 2015-1			6.99%, 10/29/2049(d),(i),(j)		1,477	1,684
1.20%, 06/17/2019(j)	693	693	7.09%, 10/29/2049(i),(j)	EUR	1,350	1,436
USAA Auto Owner Trust 2016-1			7.64%, 03/29/2049(i),(j)		$1,600	1,516
1.20%, 06/15/2020	280	279	Santander Holdings USA Inc
Westlake Automobile Receivables Trust 2017-			4.50%, 07/17/2025		63	65
1			Sberbank of Russia Via SB Capital SA
3.46%, 10/17/2022(d),(j)	145	146	5.50%, 02/26/2024(j)		7,050	7,251
		$16,136	Sumitomo Mitsui Banking Corp
Automobile Floor Plan Asset Backed Securities - 0.02%			1.70%, 01/11/2019(j)		1,225	1,228
NextGear Floorplan Master Owner Trust			1.89%, 07/23/2018(j)		600	603
2.09%, 04/18/2022(d),(j)	715	715	TC Ziraat Bankasi AS
			5.13%, 05/03/2022(d)		5,000	5,013
Automobile Manufacturers - 0.20%			Toronto-Dominion Bank/The
American Honda Finance Corp			1.58%, 01/18/2019(j)		630	632
1.46%, 11/19/2018(j)	1,225	1,228	Turkiye Vakiflar Bankasi TAO
BMW US Capital LLC			5.63%, 05/30/2022(d)		4,800	4,801
1.54%, 09/13/2019(d),(j)	1,205	1,209	US Bank NA/Cincinnati OH
General Motors Financial Co Inc			1.47%, 01/24/2020(j)		1,255	1,259
2.09%, 04/13/2020(j)	1,500	1,503	Wells Fargo & Co
Nissan Motor Acceptance Corp			1.36%, 06/02/2017(j)		275	275
1.74%, 01/13/2020(d),(j)	1,215	1,219	1.78%, 04/23/2018(j)		615	618
Toyota Motor Credit Corp						$58,358
1.60%, 10/18/2019(j)	605	609	Beverages - 0.18%
		$5,768	CEDC Finance Corp International Inc
Automobile Parts & Equipment - 0.01%			10.00%, 12/31/2022(d)		3,265	3,102
Exide Technologies			PepsiCo Inc
11.00%, PIK 11.00%, 04/30/2020(k)	260	195	1.21%, 05/02/2019(j)		1,430	1,430
			1.42%, 10/04/2019(j)		610	613
						$5,145

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Building Materials - 0.10%				Commercial Mortgage Backed Securities (continued)
Cemex SAB de CV				Wachovia Bank Commercial Mortgage Trust
6.13%, 05/05/2025(d)		$650	$697	Series 2007-C30
St Marys Cement Inc Canada				5.48%, 12/15/2043		$368	$365
5.75%, 01/28/2027(d)		2,125	2,088	Wachovia Bank Commercial Mortgage Trust
			$2,785	Series 2007-C31
Chemicals - 0.10%				5.89%, 04/15/2047(j)		5,868	5,848
Mexichem SAB de CV				WFRBS Commercial Mortgage Trust 2011-
5.88%, 09/17/2044(d)		2,000	1,995	C4
NOVA Chemicals Corp				5.25%, 06/15/2044(d),(j)		845	862
4.88%, 06/01/2024(d),(l)		458	459	WFRBS Commercial Mortgage Trust 2012-
5.25%, 06/01/2027(d),(l)		348	349	C6
			$2,803	5.58%, 04/15/2045(d),(j)		500	504
Coal- 0.02%							$36,117
SunCoke Energy Partners LP / SunCoke				Commercial Services - 0.90%
Energy Partners Finance Corp				Acwa Power Management And Investments
7.50%, 06/15/2025(d)		464	456	One Ltd
				5.95%, 12/15/2039(d)		945	962
Commercial Mortgage Backed Securities - 1.27%				APX Group Inc
BLCP Hotel Trust				7.88%, 12/01/2022		1,138	1,243
3.49%, 08/15/2029(d),(j)		300	301	Cenveo Corp
4.66%, 08/15/2029(d),(j)		300	302	6.00%, 08/01/2019(d)		11,695	9,941
BXHTL Mezzanine Trust				Corporate Risk Holdings LLC
9.19%, 05/15/2020(e),(f),(g),(j)		1,100	1,070	9.50%, 07/01/2019(d)		10,489	11,118
CCRESG Commercial Mortgage Trust 2016-				KAR Auction Services Inc
HEAT				5.13%, 06/01/2025(d)		221	226
5.49%, 04/10/2029(d),(j)		255	260	Monitronics International Inc
CDGJ Commercial Mortgage Trust 2014-				9.13%, 04/01/2020		2,200	2,101
BXCH							$25,591
2.84%, 12/15/2027(d),(j)		800	803	Computers - 0.30%
3.49%, 12/15/2027(d),(j)		880	882	Apple Inc
Citigroup Commercial Mortgage Trust 2014-				1.38%, 02/07/2020(j)		720	722
GC19				Dell International LLC / EMC Corp
4.40%, 03/10/2047(d),(f),(j)		355	263	6.02%, 06/15/2026(d)		2,310	2,550
4.90%, 03/10/2047(d),(j)		2,000	1,805	Everi Payments Inc
COBALT CMBS Commercial Mortgage Trust				10.00%, 01/15/2022		3,680	4,034
2007	-C2			International Business Machines Corp
5.62%, 04/15/2047		5,000	4,990	1.40%, 01/27/2020(j)		1,255	1,259
COMM 2016-SAVA Mortgage Trust							$8,565
3.99%, 10/15/2034(d),(j)		370	372	Credit Card Asset Backed Securities - 0.47%
Commercial Mortgage Trust 2005-GG5				American Express Credit Account Secured
5.43%, 04/10/2037(j)		2,662	2,582	Note Trust 2012-4
Commercial Mortgage Trust 2007-GG11				1.23%, 05/15/2020(j)		835	836
6.12%, 12/10/2049(j)		4,300	4,267	American Express Issuance Trust II
CSMC 2014-USA OA LLC				1.42%, 08/15/2019(j)		570	572
4.37%, 09/15/2037(d),(j)		825	713	BA Credit Card Trust
Ginnie Mae				1.32%, 06/15/2020(j)		1,205	1,207
0.61%, 01/16/2053(j),(m)		7,172	280	1.95%, 08/15/2022(j)		1,030	1,037
GS Mortgage Securities Trust 2007-GG10				Capital One Multi-Asset Execution Trust
5.77%, 08/10/2045(j)		1,745	1,747	2.00%, 01/17/2023		620	625
JP Morgan Chase Commercial Mortgage				Chase Issuance Trust
Securities Trust 2007-LDP10				1.04%, 08/15/2019(j)		680	680
5.46%, 01/15/2049		166	166	1.27%, 07/15/2021(j)		600	596
JP Morgan Chase Commercial Mortgage				1.29%, 01/18/2022(j)		1,260	1,264
Securities Trust 2013-C13				Citibank Credit Card Issuance Trust
3.99%, 01/15/2046(d),(j)		268	205	1.02%, 04/07/2022(j)		1,330	1,331
JP Morgan Chase Commercial Mortgage				1.25%, 01/19/2021(j)		1,260	1,262
Securities Trust 2015-SGP				1.75%, 11/19/2021		1,210	1,212
5.49%, 07/15/2036(d),(j)		785	793	1.92%, 04/07/2022		1,330	1,335
Morgan Stanley Capital I Trust 2007-TOP27				Discover Card Execution Note Trust
5.75%, 06/11/2042(d),(j)		590	580	1.29%, 08/17/2020(j)		495	496
Morgan Stanley Capital I Trust 2011-C2				1.34%, 08/17/2020(j)		205	205
5.48%, 06/15/2044(d),(j)		475	494	Tidewater Sales Finance Master Trust Series
Motel 6 Trust 2015-M6MZ				2017	-A
8.23%, 02/05/2020(d),(f),(g),(j)		2,779	2,817	4.55%, 04/15/2021(d),(e),(j)		435	435
SCG Trust 2013-SRP1				World Financial Network Credit Card Master
3.49%, 11/15/2026(d),(j)		365	352	Trust
4.24%, 11/15/2026(d),(j)		400	389	1.47%, 02/15/2022(j)		165	165
4.33%, 11/15/2026(d),(j)		850	801				$13,258
Wachovia Bank Commercial Mortgage Trust				Diversified Financial Services - 1.25%
Series 2006-C25				Aircastle Ltd
5.86%, 05/15/2043(d),(j)		1,406	1,304	5.00%, 04/01/2023		355	379

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Insurance - 0.20%
Ally Financial Inc				Ambac Assurance Corp
3.25%, 09/29/2017		$550	$552	0.00%, 06/07/2020(b),(d)		$2,115	$2,591
4.75%, 09/10/2018		1,300	1,337	Berkshire Hathaway Finance Corp
American Express Credit Corp				1.48%, 01/10/2020(j)		1,225	1,231
1.50%, 05/03/2019(j)		1,430	1,433	1.65%, 03/07/2018(j)		605	607
1.95%, 11/05/2018(j)		605	610	Metropolitan Life Global Funding I
ASP AMC Merger Sub Inc				1.46%, 09/14/2018(d),(j)		1,205	1,209
8.00%, 05/15/2025(d)		7,356	7,209				$5,638
Dragon Aviation Finance Luxembourg SA				Internet - 0.16%
4.00%, 11/28/2022(e)		4,652	4,629	Netflix Inc
Ladder Capital Finance Holdings LLLP /				4.38%, 11/15/2026(d)		4,524	4,530
Ladder Capital Finance Corp
5.88%, 08/01/2021(d)		665	678	Iron & Steel - 0.02%
Ocwen Loan Servicing LLC				Vale Overseas Ltd
8.38%, 11/15/2022(d)		1,986	1,887	6.25%, 08/10/2026		460	499
Oilflow SPV 1 DAC
12.00%, 01/13/2022(d)		7,000	7,357	Leisure Products & Services - 0.18%
12.00%, 01/13/2022		2,100	2,207	LTF Merger Sub Inc
Unifin Financiera SAB de CV SOFOM ENR				8.50%, 06/15/2023(d)		3,588	3,830
7.00%, 01/15/2025(d)		6,000	5,940	Silversea Cruise Finance Ltd
USAA Capital Corp				7.25%, 02/01/2025(d)		1,322	1,412
1.40%, 02/01/2019(d),(j)		1,430	1,430				$5,242
			$35,648	Lodging - 0.48%
Electric - 0.66%				Caesars Entertainment Operating Co Inc
Enel SpA				0.00%, 06/01/2017(b)		1,018	1,220
8.75%, 09/24/2073(d),(j)		2,170	2,566	0.00%, 02/15/2020(b)		1,895	2,317
Eskom Holdings SOC Ltd				0.00%, 02/15/2020(b)		4,152	5,075
5.75%, 01/26/2021		6,600	6,720	Diamond Resorts International Inc
GenOn Energy Inc				7.75%, 09/01/2023(d)		2,438	2,566
9.50%, 10/15/2018		5,430	3,910	10.75%, 09/01/2024(d)		2,284	2,421
9.88%, 10/15/2020		6,145	4,470				$13,599
OmGrid Funding Ltd				Machinery - Construction & Mining - 0.09%
5.20%, 05/16/2027(d)		10	10	Caterpillar Financial Services Corp
Pacific Gas & Electric Co				1.67%, 01/10/2020(j)		1,225	1,232
1.40%, 11/30/2017(j)		1,150	1,151	1.89%, 02/23/2018(j)		1,200	1,205
			$18,827				$2,437
Entertainment - 0.17%				Machinery - Diversified - 0.17%
AMC Entertainment Holdings Inc				Cloud Crane Escrow LLC
6.13%, 05/15/2027(d)		2,515	2,600	10.13%, 08/01/2024(d)		1,000	1,087
Eldorado Resorts Inc				Cloud Crane LLC
6.00%, 04/01/2025(d)		2,018	2,121	10.13%, 08/01/2024(d)		3,075	3,344
			$4,721	John Deere Capital Corp
Finance - Mortgage Loan/Banker - 0.32%				1.45%, 01/16/2018(j)		384	385
Freddie Mac							$4,816
1.38%, 04/20/2020		9,287	9,248	Media- 0.24%
				CBS Radio Inc
Food- 0.14%				7.25%, 11/01/2024(d)		430	454
Albertsons Cos LLC / Safeway Inc / New				Clear Channel Worldwide Holdings Inc
Albertson's Inc / Albertson's LLC				7.63%, 03/15/2020		1,145	1,151
6.63%, 06/15/2024(d)		200	207	Cox Communications Inc
BRF GmbH				4.50%, 06/30/2043(d)		765	675
4.35%, 09/29/2026(d)		840	783	4.70%, 12/15/2042(d)		380	344
BRF SA				DISH DBS Corp
7.75%, 05/22/2018(d)	BRL	1,500	450	5.88%, 11/15/2024		615	655
Flowers Foods Inc				7.75%, 07/01/2026		255	299
3.50%, 10/01/2026		$180	179	Grupo Televisa SAB
Fresh Market Inc/The				7.25%, 05/14/2043	MXN	4,370	178
9.75%, 05/01/2023(d)		2,201	1,857	LBI Media Inc
JBS USA LUX SA / JBS USA Finance Inc				10.00%, 04/15/2019(d),(j)		$1,166	1,143
5.75%, 06/15/2025(d)		540	524	NBCUniversal Enterprise Inc
			$4,000	5.25%, 12/19/2049(d),(i)		1,205	1,277
Gas- 0.12%				Time Warner Cable LLC
AmeriGas Partners LP / AmeriGas Finance				4.50%, 09/15/2042		645	616
Corp				Viacom Inc
5.50%, 05/20/2025		560	567	6.25%, 02/28/2057(j)		175	180
NGL Energy Partners LP / NGL Energy							$6,972
Finance Corp				Metal Fabrication & Hardware - 0.03%
5.13%, 07/15/2019		725	727	Zekelman Industries Inc
6.13%, 03/01/2025(d)		1,162	1,095	9.88%, 06/15/2023(d)		655	740
6.88%, 10/15/2021		130	131
7.50%, 11/01/2023(d)		790	800
			$3,320

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Mining - 0.24%			Mortgage Backed Securities (continued)
Aleris International Inc			CHL Mortgage Pass-Through Trust 2004-
9.50%, 04/01/2021(d)	$672	$702	HYB8
Coeur Mining Inc			3.02%, 01/20/2035(j)			$101	$97
5.88%, 06/01/2024(d)	1,159	1,150	CHL Mortgage Pass-Through Trust 2005-11
Constellium NV			1.29%, 04/25/2035(j)			99	83
6.63%, 03/01/2025(d)	3,644	3,517	CHL Mortgage Pass-Through Trust 2005-21
Real Alloy Holding Inc			5.50%, 10/25/2035(j)			130	117
10.00%, 01/15/2019(d),(f)	1,370	1,339	Citigroup Mortgage Loan Trust 2005-3
		$6,708	3.03%, 08/25/2035(j)			761	733
Miscellaneous Manufacturers - 0.15%			Credit Suisse First Boston Mortgage Securities
General Electric Co			Corp
1.86%, 04/02/2018(j)	354	356	3.20%, 11/25/2033(j)			93	91
Koppers Inc			3.31%, 12/25/2033(j)			62	62
6.00%, 02/15/2025(d)	1,000	1,050	5.25%, 11/25/2020			441	431
Siemens Financieringsmaatschappij NV			5.75%, 11/25/2033			55	58
1.47%, 05/25/2018(d),(j)	400	401	CSFB Mortgage-Backed Pass-Through
Working Capital Solutions Funding LCC			Certificates Series 2004-AR4
7.99%, 08/27/2017(e),(f),(g),(j)	2,400	2,400	3.36%, 05/25/2034(j)			238	223
		$4,207	Deutsche Mortgage Securities Inc Mortgage
Mortgage Backed Securities - 1.60%			Loan Trust 2004-4
Adjustable Rate Mortgage Trust 2004-4			1.37%, 06/25/2034(j)			229	211
3.37%, 03/25/2035(j)	90	87	DSLA Mortgage Loan Trust 2005-AR5
Adjustable Rate Mortgage Trust 2005-1			1.33%, 09/19/2045(j)			199	154
3.22%, 05/25/2035(j)	277	274	Dukinfield 2 Plc
Alliance Bancorp Trust 2007-OA1			1.59%, 12/20/2052(j)		GBP	417	542
1.26%, 07/25/2037(j)	1,103	830	Eurosail-UK 2007-2np PLC
Alternative Loan Trust 2003-22CB			0.49%, 03/13/2045(j)			157	198
5.75%, 12/25/2033	158	162	Fannie Mae Connecticut Avenue Securities
Alternative Loan Trust 2003-9T1			5.37%, 04/25/2029(j)			$2,000	2,188
5.50%, 07/25/2033(j)	77	76	5.87%, 10/25/2029(j)			850	867
Alternative Loan Trust 2004-14T2			6.57%, 04/25/2028(j)			5,000	5,652
5.50%, 08/25/2034	88	92	6.77%, 07/25/2029(j)			2,125	2,305
Alternative Loan Trust 2004-16CB			7.02%, 09/25/2028(j)			750	876
5.50%, 07/25/2034	140	143	Fannie Mae Interest Strip
5.50%, 08/25/2034	154	158	4.00%, 11/25/2040(m)			16,171	3,161
Alternative Loan Trust 2004-28CB			Freddie Mac Structured Agency Credit Risk
5.75%, 01/25/2035	70	70	Debt Notes
Alternative Loan Trust 2004-J10			2.67%, 04/25/2024(j)			382	388
6.00%, 09/25/2034	259	267	2.87%, 10/25/2027(j)			550	563
Alternative Loan Trust 2004-J3			3.22%, 02/25/2024(j)			500	513
5.50%, 04/25/2034	88	89	5.27%, 11/25/2023(j)			250	278
Alternative Loan Trust 2005-14			5.97%, 07/25/2029(j)			485	499
1.23%, 05/25/2035(j)	467	388	6.17%, 10/25/2029(j)			1,150	1,198
Alternative Loan Trust 2005-J1			9.82%, 03/25/2028(j)			6,993	7,895
5.50%, 02/25/2025	187	190	10.37%, 04/25/2028(j)			1,000	1,178
American Home Mortgage Investment Trust			GMACM Mortgage Loan Trust 2005-AR4
2005-2			3.68%, 07/19/2035(j)			99	96
1.62%, 09/25/2045(j)	211	178	GSR Mortgage Loan Trust 2004-14
Banc of America Alternative Loan Trust 2003-			3.12%, 12/25/2034(j)			130	130
8			GSR Mortgage Loan Trust 2005-4F
5.50%, 10/25/2033	118	120	6.50%, 02/25/2035			71	71
Banc of America Alternative Loan Trust 2004-			Harborview Mortgage Loan Trust
6			1.74%, 10/19/2033(j)			818	773
6.00%, 07/25/2034	583	607	HarborView Mortgage Loan Trust 2006-10
Banc of America Funding 2004-B Trust			1.18%, 11/19/2036(j)			369	313
3.24%, 11/20/2034(j)	200	186	IndyMac INDX Mortgage Loan Trust 2004-
Banc of America Funding 2005-5 Trust			AR12
5.50%, 09/25/2035	59	62	1.80%, 12/25/2034(j)			246	207
Banc of America Funding 2005-7 Trust			IndyMac INDX Mortgage Loan Trust 2004-
5.75%, 11/25/2035(j)	116	118	AR7
Banc of America Funding 2007-4 Trust			2.24%, 09/25/2034(j)			182	159
5.50%, 11/25/2034	178	178	IndyMac INDX Mortgage Loan Trust 2005-
Banc of America Mortgage 2005-A Trust			AR11
3.47%, 02/25/2035(j)	53	53	3.16%, 08/25/2035(j)			824	681
BCAP LLC Trust 2007-AA2			IndyMac INDX Mortgage Loan Trust 2005-
6.00%, 03/25/2022	245	241	AR16	IP
CHL Mortgage Pass-Through Trust 2004-12			1.66%, 07/25/2045(j)			246	226
3.27%, 08/25/2034(j)	130	124	JP Morgan Mortgage Trust 2005-A2
CHL Mortgage Pass-Through Trust 2004-			3.45%, 04/25/2035(j)			197	196
HYB4			JP Morgan Mortgage Trust 2006-A1
3.20%, 09/20/2034(j)	55	53	3.22%, 02/25/2036(j)			163	151
			JP Morgan Mortgage Trust 2006-A7
			3.25%, 01/25/2037(j)			287	270

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Lehman XS Trust Series 2005-7N					Wells Fargo Mortgage Backed Securities
1.30%, 12/25/2035(j)			$84	$61	2005-16 Trust
Lehman XS Trust Series 2006-2N					6.00%, 01/25/2036(j)	$131	$131
1.28%, 02/25/2046(j)			160	129	Wells Fargo Mortgage Backed Securities
Ludgate Funding PLC					2005-AR10 Trust
0.00%, 01/01/2061(b),(j)		EUR	110	119	3.12%, 05/01/2035(j)	77	78
0.94%, 01/01/2061(j)		GBP	444	556	Wells Fargo Mortgage Backed Securities
MASTR Adjustable Rate Mortgages Trust					Trust
2004-7					2.99%, 08/25/2034(j)	109	111
2.92%, 07/25/2034(j)			$252	245			$45,684
MASTR Adjustable Rate Mortgages Trust					Oil & Gas - 2.68%
2005-2					Ascent Resources Utica Holdings LLC / ARU
3.19%, 03/25/2035(j)			720	645	Finance Corp
MASTR Adjustable Rate Mortgages Trust					10.00%, 04/01/2022(d)	540	553
2006-2					Baytex Energy Corp
3.45%, 04/25/2036(j)			144	142	5.13%, 06/01/2021(d)	685	642
MASTR Alternative Loan Trust 2003-9					5.63%, 06/01/2024(d)	205	187
5.25%, 11/25/2033			70	73	Bellatrix Exploration Ltd
MASTR Alternative Loan Trust 2004-5					8.50%, 05/15/2020(d)	1,040	978
5.50%, 06/25/2034			78	80	Bonanza Creek Energy Inc
6.00%, 06/25/2034			91	94	0.00%, 04/15/2021(b),(e),(f)	55	—
MASTR Alternative Loan Trust 2004-8					0.00%, 02/01/2023(b),(e),(f)	210	—
6.00%, 09/25/2034			431	458	BP Capital Markets PLC
Merrill Lynch Mortgage Investors Trust Series					1.61%, 02/13/2018(j)	255	256
MLCC 2006-1					California Resources Corp
3.14%, 02/25/2036(j)			727	686	5.50%, 09/15/2021	18	12
Merrill Lynch Mortgage Investors Trust Series					6.00%, 11/15/2024	89	56
MLCC 2006-2					8.00%, 12/15/2022(d)	745	558
3.02%, 05/25/2036(j)			44	43	Callon Petroleum Co
Merrill Lynch Mortgage Investors Trust Series					6.13%, 10/01/2024(d)	765	792
MLCC 2007-1					Cenovus Energy Inc
3.30%, 01/25/2037(j)			86	80	5.40%, 06/15/2047(d)	720	701
National City Mortgage Capital Trust					Chesapeake Energy Corp
6.00%, 03/25/2038(j)			481	500	8.00%, 01/15/2025(d)	660	657
Newgate Funding 2007-3					8.00%, 06/15/2027(d),(l)	452	443
0.27%, 12/15/2050(j)		EUR	159	175	Cobalt International Energy Inc
RALI Series 2006-QO4 Trust					7.75%, 12/01/2023(d)	3,206	2,116
1.21%, 04/25/2046(j)			$221	199	10.75%, 12/01/2021(d)	6,217	6,030
RALI Series 2006-QO7 Trust					Continental Resources Inc/OK
1.23%, 09/25/2046(j)			94	73	3.80%, 06/01/2024	280	262
Residential Asset Securitization Trust 2005-					4.50%, 04/15/2023	135	132
A8	CB				5.00%, 09/15/2022	2,890	2,894
5.38%, 07/25/2035			330	289	Exxon Mobil Corp
RFMSI Series 2006-S1 Trust					1.28%, 03/15/2019(j)	610	611
5.75%, 01/25/2036			107	108	Halcon Resources Corp
Rmac 2005-Ns3 PLC					6.75%, 02/15/2025(d)	880	821
0.03%, 06/12/2043(j)		EUR	54	59	HollyFrontier Corp
RMAC Securities No 1 PLC					5.88%, 04/01/2026	1,325	1,428
0.00%, 06/12/2044(b),(j)			103	112	KazMunayGas National Co JSC
Structured Adjustable Rate Mortgage Loan					4.75%, 04/19/2027(d)	6,100	6,163
Trust					Marathon Oil Corp
1.33%, 07/25/2035(j)			$787	632	5.20%, 06/01/2045	370	372
3.34%, 09/25/2034(j)			281	283	Matador Resources Co
Structured Adjustable Rate Mortgage Loan					6.88%, 04/15/2023	957	1,005
Trust Series 2004-6					MEG Energy Corp
3.23%, 06/25/2034(j)			149	147	6.38%, 01/30/2023(d)	295	253
Structured Asset Securities Corp Mortgage					6.50%, 01/15/2025(d)	300	293
Pass-Through Certificates Series 2004-20					7.00%, 03/31/2024(d)	940	813
5.75%, 11/25/2034			103	104	Midstates Petroleum Co Inc
Structured Asset Securities Corp Trust 2005-					0.00%, 06/01/2020(b),(e),(f)	1,471	—
1					Oasis Petroleum Inc
5.50%, 02/25/2035			156	156	6.88%, 03/15/2022	490	496
Towd Point Mortgage Funding 2016-Granite1					Odebrecht Offshore Drilling Finance Ltd
PLC					6.75%, 10/01/2023(d)	2,067	796
1.74%, 07/20/2046(j)		GBP	200	259	6.75%, 10/01/2023	5,915	2,277
Wells Fargo Mortgage Backed Securities					OGX Austria GmbH
2003-M Trust					0.00%, 06/01/2018(b),(d),(f),(g)	600	—
3.00%, 12/25/2033(j)			$246	247	0.00%, 04/01/2022(b),(d),(f),(g)	1,100	—
Wells Fargo Mortgage Backed Securities					Parsley Energy LLC / Parsley Finance Corp
2005-11 Trust					6.25%, 06/01/2024(d)	500	527
5.50%, 11/25/2035			29	30	PBF Holding Co LLC / PBF Finance Corp
					7.25%, 06/15/2025(d)	1,612	1,592

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas (continued)					Other Asset Backed Securities (continued)
PDC Energy Inc					Bayview Opportunity Master Fund IIIb Trust
6.13%, 09/15/2024(d)			$150	$153	2017	-RN2
Petrobras Global Finance BV					3.47%, 04/28/2032(d),(j)		$115	$115
5.38%, 01/27/2021			6,455	6,581	Bayview Opportunity Master Fund IIIb Trust
5.63%, 05/20/2043			485	405	2017	-RN3
6.25%, 12/14/2026		GBP	1,000	1,326	3.23%, 05/28/2032(d),(j)		230	230
7.25%, 03/17/2044			$245	243	Bayview Opportunity Master Fund IVb Trust
7.38%, 01/17/2027			2,350	2,519	2017-NP	L1
8.38%, 05/23/2021			7,975	8,952	3.60%, 01/28/2032(d),(e),(j)		273	273
8.75%, 05/23/2026			260	303	BAYVIEW OPPORTUNITY MASTER
Petroleos Mexicanos					FUND TRUST 2016-LT1
6.50%, 03/13/2027			3,625	3,956	3.47%, 10/28/2031(d),(j)		168	167
6.63%, 06/15/2035			5,000	5,261	Blackbird Capital Aircraft Lease Securitization
7.65%, 11/24/2021(d),(j)		MXN	6,500	330	Ltd 2016-1
RSP Permian Inc					4.21%, 12/16/2041(d),(j)		250	256
6.63%, 10/01/2022			$1,665	1,754	5.68%, 12/16/2041(d)		690	709
Sabine Oil & Gas Corp					BlueMountain CLO 2013-4 Ltd
0.00%, 06/15/2019(b),(e),(g)			300	—	6.81%, 04/15/2025(d),(j)		3,000	2,865
Shell International Finance BV					Bowman Park CLO Ltd
1.47%, 09/12/2019(j)			1,210	1,215	6.59%, 11/23/2025(d),(j)		1,000	969
SM Energy Co					CAM Mortgage Trust
5.00%, 01/15/2024			385	356	4.00%, 01/15/2056(d),(j)		89	90
6.13%, 11/15/2022			425	420	5.00%, 01/15/2056(d),(j)		545	527
6.50%, 01/01/2023			20	20	CLI Funding V LLC
6.75%, 09/15/2026			75	73	3.38%, 10/18/2029(d)		515	508
State Oil Co of the Azerbaijan Republic					Coinstar Funding LLC Series 2017-1
4.75%, 03/13/2023			7,250	7,144	5.22%, 04/25/2047(d),(j)		725	737
YPF SA					Colony American Finance 2015-1 Ltd
23.08%, 07/07/2020(d),(j)			410	448	5.65%, 10/15/2047(d)		550	561
				$76,175	Colony American Finance 2016-1 Ltd
Oil & Gas Services - 0.13%					4.64%, 06/15/2048(d),(j)		260	264
FTS International Inc					Colony American Homes 2014-2
6.25%, 05/01/2022			2,275	2,002	4.23%, 07/17/2031(d),(j)		1,000	1,007
8.63%, 06/15/2020(d),(j)			787	801	Cronos Containers Program I Ltd
Transocean Proteus Ltd					3.27%, 11/18/2029(d)		748	742
6.25%, 12/01/2024(d)			840	865	Five Guys Holdings Inc
				$3,668	4.60%, 07/25/2047(d),(l)		220	223
Other Asset Backed Securities - 1.53%					GCA2014 Holdings Ltd - Class C
AASET 2017-1 Trust					6.00%, 01/05/2030(d),(e),(f),(g),(j)		606	387
3.97%, 05/16/2042(d),(e),(l)			250	250	GCA2014 Holdings Ltd - Class D
AIM Aviation Finance Ltd					7.50%, 01/05/2030(d),(e),(f),(g),(j)		240	69
5.07%, 02/15/2040(d),(e),(j)			1,246	1,222	GCA2014 Holdings Ltd - Class E
AJAX Mortgage Loan Trust					0.00%, 01/05/2030(b),(d),(e),(f),(g),(j)		1,030	1
3.47%, 04/25/2057(d),(e)			105	105	GCAT 2017-2 LLC
Ajax Mortgage Loan Trust 2016-B					3.50%, 04/25/2047(d),(j)		388	387
4.00%, 09/25/2065(d)			390	389	GCAT 2017-3 LLC
Ajax Mortgage Loan Trust 2016-C					3.35%, 04/25/2047(d),(j)		242	242
4.00%, 10/25/2057(d)			292	291	Global Container Assets Ltd
ALM VII R Ltd					4.50%, 02/05/2030(d),(f),(g),(j)		357	345
8.30%, 10/15/2028(d),(j)			2,000	2,021	Invitation Homes 2015-SFR1 Trust
American Homes 4 Rent 2014-SFR2 Trust					5.19%, 03/17/2032(d),(j)		280	281
5.15%, 10/17/2036(d),(j)			280	301	Kabbage Asset Securitization LLC
6.23%, 10/17/2036(d),(j)			695	773	8.00%, 03/15/2022(d)		253	255
American Homes 4 Rent 2014-SFR3 Trust					Magnetite IX Ltd
6.42%, 12/17/2036(d),(j)			900	1,013	6.91%, 07/25/2026(d),(j)		1,750	1,618
American Homes 4 Rent 2015-SFR1					NYMT Residential 2016-RP1
5.64%, 04/17/2052(d),(j)			1,045	1,122	4.00%, 03/25/2021(d),(j)		148	147
AMMC CLO 17 Ltd					OneMain Financial Issuance Trust 2014-2
7.93%, 11/15/2027(d),(j)			2,500	2,498	2.47%, 09/18/2024(d)		42	42
AMMC CLO 18 Ltd					3.02%, 09/18/2024(d),(j)		130	130
7.87%, 05/26/2028(d),(j)			1,750	1,747	5.31%, 09/18/2024(d),(j)		1,210	1,221
Apidos CLO XXII					OneMain Financial Issuance Trust 2015-1
7.16%, 10/20/2027(d),(j)			750	750	3.19%, 03/18/2026(d),(j)		220	222
Avery Point VII CLO Ltd					OneMain Financial Issuance Trust 2015-3
7.76%, 01/15/2028(d),(j)			1,400	1,411	4.16%, 11/20/2028(d),(j)		790	767
9.16%, 01/15/2028(d),(j)			1,050	1,055	OneMain Financial Issuance Trust 2016-2
Bayview Opportunity Master Fund IIa Trust					5.94%, 03/20/2028(d)		1,295	1,350
2016-RP	L3				Rise Ltd
3.47%, 07/28/2031(d),(j)			85	85	4.75%, 02/15/2039(f),(j)		350	350
Bayview Opportunity Master Fund IIIa Trust					Shenton Aircraft Investment I Ltd
2016	-RN3				4.75%, 10/15/2042(d)		1,087	1,117
3.60%, 09/29/2031(d),(j)			113	113

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)				Pipelines (continued)
Sierra Timeshare 2013-1 Receivables Funding				Kinder Morgan Energy Partners
LLC				LP (continued)
1.59%, 11/20/2029(d),(j)		$67	$67	5.00%, 03/01/2043		$60	$59
Sierra Timeshare 2013-3 Receivables Funding				5.63%, 09/01/2041		440	459
LLC				MPLX LP
2.20%, 10/20/2030(d),(j)		150	150	5.20%, 03/01/2047		710	736
Sound Point Clo XV Ltd				Niska Gas Storage Ltd / Niska Gas Storage
7.00%, 01/23/2029(d),(j)		1,500	1,453	Canada Finance Corp
SpringCastle America Funding LLC				6.50%, 04/01/2019		4,577	4,646
3.05%, 04/25/2029(d)		246	248	Sabine Pass Liquefaction LLC
TAL Advantage V LLC				5.63%, 03/01/2025		645	716
3.55%, 11/20/2038(d),(j)		341	338	Southern Gas Corridor CJSC
THL Credit Wind River 2014-3 CLO Ltd				6.88%, 03/24/2026		6,650	7,349
6.75%, 01/22/2027(d),(j)		3,000	2,963	Targa Resources Partners LP / Targa
THUNDERBOLT AIRCRAFT LEASE LTD				Resources Partners Finance Corp
5.75%, 05/17/2032(d),(j)		250	251	6.75%, 03/15/2024		1,190	1,291
VOLT LIV LLC				Transcanada Trust
3.62%, 02/25/2047(d),(j)		288	288	5.30%, 03/15/2077		1,435	1,471
6.00%, 02/25/2047(d),(j)		545	552	Williams Partners LP
VOLT LV LLC				5.10%, 09/15/2045		250	258
3.50%, 03/25/2047(d),(j)		289	289	6.30%, 04/15/2040		470	555
VOLT LVI LLC							$21,479
3.50%, 03/25/2047(d)		484	486	Private Equity - 0.03%
VOLT XIX LLC				Icahn Enterprises LP / Icahn Enterprises
3.88%, 04/25/2055(d)		15	15	Finance Corp
VOLT XL LLC				6.25%, 02/01/2022(d)		575	599
4.88%, 11/27/2045(d)		320	315	6.75%, 02/01/2024(d)		370	386
VOLT XLVIII LLC							$985
3.50%, 07/25/2046(d)		641	643	Real Estate - 0.53%
VOLT XXII LLC				MAF Global Securities Ltd
3.50%, 02/25/2055(d),(j)		68	69	7.13%, 12/31/2049(i),(j),(n)		12,300	12,935
4.25%, 02/25/2055(d),(j)		100	100	Rialto Holdings LLC / Rialto Corp
VOLT XXIV LLC				7.00%, 12/01/2018(d)		2,238	2,277
4.25%, 02/25/2055(d),(j)		174	173
							$15,212
VOLT XXXIII LLC				Regional Authority - 0.16%
3.50%, 03/25/2055(d)		345	346
				Provincia de Buenos Aires/Argentina
VOLT XXXIV LLC				5.75%, 06/15/2019(d)		735	764
3.25%, 02/25/2055(d)		57	57	6.50%, 02/15/2023(d)		545	563
VOLT XXXV				7.88%, 06/15/2027(d)		450	473
3.50%, 09/25/2046(d)		418	419	23.89%, 05/31/2022(d),(j)	ARS	45,870	2,897
VOLT XXXVII LLC							$4,697
3.63%, 07/25/2045(d)		52	53
				REITS- 0.25%
			$43,595	Equinix Inc
Packaging & Containers - 0.09%				5.38%, 05/15/2027		$2,711	2,852
BWAY Holding Co				Uniti Group Inc / CSL Capital LLC
5.50%, 04/15/2024(d)		2,500	2,556
				8.25%, 10/15/2023		4,000	4,210
							$7,062
Pharmaceuticals - 0.30%				Savings & Loans - 0.03%
Endo Dac / Endo Finance LLC / Endo Finco				Flagstar Bancorp Inc
Inc				6.13%, 07/15/2021		717	776
6.00%, 02/01/2025(d),(j)		5,841	5,234
Grifols SA				Software - 0.08%
3.20%, 05/01/2025(d)	EUR	655	744

Merck & Co Inc				Donnelley Financial Solutions Inc
1.54%, 05/18/2018 (j)		$605	607	8.25%, 10/15/2024		530	557
				Oracle Corp
Valeant Pharmaceuticals International Inc				1.35%, 07/07/2017(j)		1,075	1,075
4.50%, 05/15/2023(d)	EUR	510	443
5.88%, 05/15/2023(d)		$510	415	Quintiles IMS Inc
				3.25%, 03/15/2025(d)	EUR	680	785
6.13%, 04/15/2025(d)		1,500	1,208
							$2,417
			$8,651	Sovereign - 7.77%
Pipelines - 0.75%				1MDB Global Investments Ltd
Cheniere Corpus Christi Holdings LLC				4.40%, 03/09/2023		$9,000	8,350
5.13%, 06/30/2027(d)		710	720
				Brazil Letras do Tesouro Nacional
Energy Transfer LP				0.00%, 07/01/2017(b)	BRL	8,800	2,696
5.15%, 03/15/2045		100	99	Brazil Notas do Tesouro Nacional Serie F
6.13%, 12/15/2045		1,275	1,422	10.00%, 01/01/2021		40,000	12,274
EnLink Midstream Partners LP				Ecuador Government International Bond
5.05%, 04/01/2045		340	330	9.63%, 06/02/2027(d),(e),(l)		$2,920	2,899
5.45%, 06/01/2047		185	187	Egypt Government International Bond
5.60%, 04/01/2044		200	208	6.13%, 01/31/2022(d)		7,100	7,295
Kinder Morgan Energy Partners LP				Ghana Government International Bond
4.70%, 11/01/2042		285	274	9.25%, 09/15/2022(d)		1,865	2,024
5.00%, 08/15/2042		710	699

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Student Loan Asset Backed Securities (continued)
Hazine Mustesarligi Varlik Kiralama AS				SoFi Professional Loan Program 2015-A
5.00%, 04/06/2023(d)		$4,500	$4,612	LLC
Hellenic Republic Treasury Bill				2.19%, 03/25/2033(d),(j)		$362	$365
0.00%, 08/04/2017(b),(e)	EUR	728	815	SoFi Professional Loan Program 2015-C
0.00%, 08/11/2017(b),(e)		5,780	6,466	LLC
0.00%, 11/03/2017(b),(e)		4,624	5,147	3.58%, 08/25/2036(d),(j)		135	136
Indonesia Treasury Bond				Sofi Professional Loan Program 2016-A LLC
7.88%, 04/15/2019	IDR 71,500,000		5,502	3.57%, 01/26/2038(d),(j)		648	653
8.75%, 05/15/2031		66,200,000	5,549				$2,404
Iraq International Bond				Supranational Bank - 0.46%
5.80%, 01/15/2028(f)		$7,839	7,196	Africa Finance Corp
Italy Buoni Ordinari del Tesoro BOT				3.88%, 04/13/2024(d)		4,100	4,071
0.00%, 03/14/2018(b)	EUR	5,777	6,510	Banque Ouest Africaine de Developpement
Lebanon Government International Bond				5.50%, 05/06/2021(d)		8,530	9,061
5.45%, 11/28/2019		$12,200	12,298				$13,132
6.00%, 05/20/2019		3,350	3,417	Telecommunications - 0.91%
Malaysia Government Bond				Avanti Communications Group PLC
3.80%, 09/30/2022	MYR	21,550	5,044	10.00%, PIK 15.00%, 10/01/2021(d),(k)		1,124	933
Mexican Bonos				Cisco Systems Inc
5.75%, 03/05/2026(j)	MXN	23,500	1,134	1.49%, 09/20/2019(j)		1,420	1,428
7.75%, 11/23/2034		180,000	9,900	Gogo Intermediate Holdings LLC / Gogo
Montenegro Government International Bond				Finance Co Inc
3.88%, 03/18/2020(d)	EUR	5,812	6,588	12.50%, 07/01/2022(d)		2,560	2,925
Peruvian Government International Bond				Goodman Networks Inc
6.35%, 08/12/2028(d)	PEN	9,300	2,994	0.00%, 07/01/2018(b)		7,374	2,728
6.35%, 08/12/2028		30,000	9,658	HTA Group Ltd/Mauritius
Portugal Government International Bond				9.13%, 03/08/2022(d)		3,600	3,691
5.13%, 10/15/2024(d)		$1,079	1,095	9.13%, 03/08/2022		3,065	3,142
Portugal Obrigacoes do Tesouro OT				Intelsat Jackson Holdings SA
4.13%, 04/14/2027(d)	EUR	4,102	5,030	8.00%, 02/15/2024(d)		2,420	2,612
Portugal Treasury Bill				MTN Mauritius Investment Ltd
0.00%, 01/19/2018(b)		5,260	5,923	5.37%, 02/13/2022(d)		6,200	6,387
Republic of Poland Government Bond				Oi SA
2.50%, 07/25/2027	PLN	39,301	9,902	0.00%, 09/15/2016(b),(d),(e)	BRL	1,475	116
Republic of South Africa Government Bond				Verizon Communications Inc
8.88%, 02/28/2035(n)	ZAR	33,318	2,414	1.55%, 08/15/2019(j)		$610	610
10.50%, 12/21/2026(n)		41,404	3,545	2.87%, 09/14/2018(j)		1,170	1,192
Republic of South Africa Government							$25,764
International Bond				Transportation - 0.09%
6.88%, 05/27/2019		$8,740	9,472	Kazakhstan Temir Zholy Finance BV
Russian Federal Bond - OFZ				6.95%, 07/10/2042		2,250	2,453
7.50%, 08/18/2021(j)	RUB	350,000	6,112
Second Pakistan International Sukuk Co				TOTAL BONDS			$822,429
Ltd/The					Principal
6.75%, 12/03/2019		$4,850	5,123	CONVERTIBLE BONDS - 2.38%	Amount (000's) Value (000's)
Serbia International Bond
5.25%, 11/21/2017(d)		9,740	9,887	Aerospace & Defense - 0.01%
				Aerojet Rocketdyne Holdings Inc
5.25%, 11/21/2017		1,285	1,304	2.25%, 12/15/2023(d)		190	205
5.88%, 12/03/2018(d)		1,063	1,116
Spain Letras del Tesoro
0.00%, 12/08/2017(b)	EUR	5,260	5,921	Automobile Manufacturers - 0.01%
				Tesla Inc
Sri Lanka Government International Bond				2.38%, 03/15/2022		350	415
5.88%, 07/25/2022		$2,900	3,016
6.25%, 07/27/2021		2,400	2,562
Turkey Government Bond				Automobile Parts & Equipment - 0.02%
11.00%, 03/02/2022(j)	TRY	22,200	6,431	Meritor Inc
Turkey Government International Bond				7.88%, 03/01/2026		325	530
6.75%, 04/03/2018		$6,204	6,427	Biotechnology - 0.06%
Ukraine Government International Bond				Acorda Therapeutics Inc
7.75%, 09/01/2022		7,550	7,570	1.75%, 06/15/2021		555	429
			$221,218	AMAG Pharmaceuticals Inc
Student Loan Asset Backed Securities - 0.08%				3.25%, 06/01/2022		200	187
SLM Private Credit Student Loan Trust 2003-				Innoviva Inc
A				2.13%, 01/15/2023		300	271
3.26%, 06/15/2032(j)		340	341
				Intercept Pharmaceuticals Inc
SLM Private Credit Student Loan Trust 2003-				3.25%, 07/01/2023		385	359
B
3.31%, 03/15/2033(e),(j)		850	850	Ionis Pharmaceuticals Inc
				1.00%, 11/15/2021		555	562
SoFi Professional Loan Program 2014-B							$1,808
LLC
2.24%, 08/25/2032(d),(j)		58	59

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Coal- 0.00%				Media (continued)
Alpha Natural Resources Inc				DISH Network Corp (continued)
0.00%, 12/15/2020(b)		$100	$1	3.38%, 08/15/2026(d)	$5,273	$6,410
				Liberty Media Corp
Commercial Services - 0.04%				2.25%, 09/30/2046(d)	180	194
Element Fleet Management Corp						$6,965
5.13%, 06/30/2019(d)	CAD	725	537	Oil & Gas - 0.06%
Macquarie Infrastructure Corp				Chesapeake Energy Corp
2.00%, 10/01/2023		$515	508	5.50%, 09/15/2026(d)	745	719
			$1,045	Cobalt International Energy Inc
Diversified Financial Services - 0.01%				3.13%, 05/15/2024	2,382	643
PRA Group Inc				Nabors Industries Inc
3.50%, 06/01/2023(d)		100	100	0.75%, 01/15/2024(d)	395	324
Walter Investment Management Corp				SM Energy Co
4.50%, 11/01/2019		870	296	1.50%, 07/01/2021	5	4
			$396	Whiting Petroleum Corp
Electric - 0.03%				1.25%, 04/01/2020	120	105
NRG Yield Inc						$1,795
3.25%, 06/01/2020(d)		225	222	Oil & Gas Services - 0.03%
3.50%, 02/01/2019(d)		650	656	Weatherford International Ltd
			$878	5.88%, 07/01/2021	700	773
Electrical Components & Equipment - 0.02%
General Cable Corp				Pharmaceuticals - 0.05%
4.50%, 11/15/2029(a),(j)		75	57	Amicus Therapeutics Inc
SunPower Corp				3.00%, 12/15/2023(d)	100	147
0.75%, 06/01/2018		575	543	Horizon Pharma Investment Ltd
			$600	2.50%, 03/15/2022	325	273
Electronics - 0.05%				Impax Laboratories Inc
TTM Technologies Inc				2.00%, 06/15/2022	645	552
1.75%, 12/15/2020		550	975	Neurocrine Biosciences Inc
Vishay Intertechnology Inc				2.25%, 05/15/2024(d)	390	378
2.25%, 11/15/2040		300	386			$1,350
			$1,361	Private Equity - 0.01%
Energy - Alternate Sources - 0.00%				Hercules Capital Inc
SunEdison Inc				4.38%, 02/01/2022(d)	200	203
0.00%, 10/01/2018(b)		400	7
0.00%, 01/15/2020(b),(d)		1,425	25	REITS- 0.08%
0.00%, 01/01/2021(b)		725	13	Blackstone Mortgage Trust Inc
			$45	4.38%, 05/05/2022	150	150
Healthcare - Services - 0.22%				Colony NorthStar Inc
Anthem Inc				3.88%, 01/15/2021	625	636
2.75%, 10/15/2042(a)		2,450	6,113	Colony Starwood Homes
				3.50%, 01/15/2022(d)	100	107
Brookdale Senior Living Inc
2.75%, 06/15/2018		100	99	Spirit Realty Capital Inc
			$6,212	2.88%, 05/15/2019	725	711
Holding Companies - Diversified - 0.01%				3.75%, 05/15/2021	150	146
RWT Holdings Inc				Starwood Property Trust Inc
5.63%, 11/15/2019		185	192	4.00%, 01/15/2019	350	390
				4.38%, 04/01/2023	75	74
Internet - 0.17%						$2,214
Pandora Media Inc				Semiconductors - 0.58%
1.75%, 12/01/2020		100	93	Intel Corp
Twitter Inc				3.25%, 08/01/2039	3,501	6,140
0.25%, 09/15/2019		2,799	2,641	Microchip Technology Inc
VeriSign Inc				2.13%, 12/15/2037	128	451
4.45%, 08/15/2037(j)		825	2,180	2.25%, 02/15/2037(d)	580	653
			$4,914	Novellus Systems Inc
Investment Companies - 0.49%				2.63%, 05/15/2041	2,000	9,175
Aabar Investments PJSC				Rovi Corp
0.50%, 03/27/2020	EUR	7,800	7,873	0.50%, 03/01/2020	150	145
1.00%, 03/27/2022		5,900	5,690			$16,564
Ares Capital Corp				Software - 0.02%
3.75%, 02/01/2022(d)		$300	300	Evolent Health Inc
				2.00%, 12/01/2021(d)	130	159
Prospect Capital Corp
4.95%, 07/15/2022		175	171	Nuance Communications Inc
			$14,034	1.00%, 12/15/2035	195	190
Iron & Steel - 0.00%				RealPage Inc
				1.50%, 11/15/2022(d)	150	156
Allegheny Technologies Inc
4.75%, 07/01/2022		125	167			$505
				Telecommunications - 0.06%
Media- 0.24%				Ciena Corp
				3.75%, 10/15/2018(d)	925	1,199
DISH Network Corp
2.38%, 03/15/2024(d)		345	361

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)				Computers (continued)
Finisar Corp				NeuStar Inc, Term Loan
0.50%, 12/15/2036(d)	$485	$462		0.00%, 03/01/2024(j),(o)	$325	$328
		$1,661				$5,946
Transportation - 0.11%				Distribution & Wholesale - 0.01%
Atlas Air Worldwide Holdings Inc				HD Supply Inc, Term Loan B
1.88%, 06/01/2024	150	157		3.75%, 10/16/2023(j)	333	335
Hornbeck Offshore Services Inc
1.50%, 09/01/2019	4,375	2,630		Diversified Financial Services - 0.41%
Ship Finance International Ltd				ASP AMC Merger Sub Inc, Term Loan
5.75%, 10/15/2021	275	262		4.57%, 04/12/2024(j)	787	782
		$3,049		Focus Financial Partners LLC, Term Loan
TOTAL CONVERTIBLE BONDS		$67,882		0.00%, 05/22/2024(j),(o)	848	853
SENIOR FLOATING RATE INTERESTS -	Principal			0.00%, 05/09/2025(j),(o)	2,000	2,010
5.76%	Amount (000's)	Value(000	's)	Ocwen Loan Servicing LLC, Term Loan B
Aerospace & Defense - 0.02%				6.00%, 12/07/2020(j)	3,045	3,030
TransDigm Inc, Term Loan E				Walter Investment Management Corp, Term
4.07%, 05/13/2022(j)	$65	$65		Loan
TransDigm Inc, Term Loan F				4.75%, 12/11/2020(j)	5,383	4,877
3.99%, 06/09/2023(j)	489	489				$11,552
		$554		Electric - 0.24%
Agriculture - 0.01%				AES Corp/VA, Term Loan B
Pinnacle Operating Corp, Term Loan B				0.00%, 05/19/2022(j),(o)	706	704
8.24%, PIK 1.75%, 11/14/2018(j),(k)	163	151		Chief Power Finance LLC, Term Loan B
				6.07%, 12/31/2020(j)	869	608
Automobile Parts & Equipment - 0.08%				Star West Generation LLC, Term Loan B
AP Exhaust Acquisition LLC, Term Loan				5.90%, 03/13/2020(j)	6,290	5,599
6.18%, 05/09/2024(j)	251	246				$6,911
Commercial Vehicle Group Inc, Term Loan				Electronics - 0.04%
B				Greenlight Merger Corp, Term Loan
7.16%, 03/29/2023(j)	1,378	1,381		0.00%, 05/24/2024(j),(o)	1,067	1,067
Tectum Holdings Inc, Term Loan
5.16%, 05/16/2024(j)	645	641		Energy - Alternate Sources - 0.52%
		$2,268		SunEdison Inc, Term Loan
Building Materials - 0.20%				8.52%, 04/26/2018(j)	9,400	9,397
American Bath Group LLC, Term Loan				13.02%, PIK 13.02%, 04/26/2018(j),(k)	5,228	5,281
6.40%, 09/30/2023(j)	3,411	3,446				$14,678
DiversiTech Holdings Inc, Term Loan				Engineering & Construction - 0.04%
0.00%, 06/01/2024(j),(o)	850	852		Bolt Infrastructure Merger Sub Inc, Term
Quikrete Holdings Inc, Term Loan B				loan
0.00%, 11/03/2023(j),(o)	489	487		0.00%, 05/24/2024(j),(o)	769	771
VC GB Holdings Inc, Term Loan				Engility Corp, Term Loan B2
9.09%, 02/21/2025(j)	1,064	1,048		4.82%, 08/14/2023(j)	233	235
		$5,833				$1,006
Chemicals - 0.10%				Entertainment - 0.00%
Ashland LLC, Term Loan B				AMC Entertainment Holdings Inc, Term Loan
0.00%, 05/24/2024(j),(o)	85	85		B
Axalta Coating Systems US Holdings Inc,				0.00%, 10/31/2023(j),(o)	65	65
Term Loan
0.00%, 06/21/2024(j),(o)	176	177		Environmental Control - 0.01%
IPS Intermediate Holdings Corp, Term Loan				GFL Environmental Inc, Term Loan B
6.25%, 12/14/2023(j)	1,995	1,985		3.90%, 09/27/2023(j)	159	160
New Arclin US Holding Corp, Term Loan
10.17%, 02/07/2025(j)	703	709		Food- 0.05%
		$2,956		Albertsons LLC, Term Loan B4
Commercial Services - 0.12%				4.04%, 08/25/2021(j)	743	747
Allied Universal Holdco LLC, Term Loan				Del Monte Foods Inc, Term Loan B
4.79%, 07/27/2022(j)	953	957		4.43%, 01/26/2021(j)	468	396
Camelot Finance LP, Term Loan				Post Holdings Inc, Term Loan
4.54%, 10/03/2023(j)	304	306		3.28%, 05/17/2024(j)	335	337
Electro Rent Corp, Term Loan						$1,480
6.04%, 01/23/2024(j)	2,059	2,067		Forest Products & Paper - 0.10%
Gartner Inc, Term Loan B				Verso Paper Holdings LLC, Term Loan
3.04%, 03/15/2024(j)	95	96		EXIT
		$3,426		12.03%, 09/24/2021(f),(j)	2,961	2,932
Computers - 0.21%
Conduent Business Services LLC, Term Loan				Healthcare - Services - 0.41%
B				21st Century Oncology Inc, Term Loan B
4.99%, 12/07/2023(j)	1,042	1,058		7.27%, 04/30/2022(j)	3,378	3,113
Harland Clarke Holdings Corp, Term Loan				BCPE Eagle Buyer LLC, Term Loan
B6				9.10%, 03/08/2025(j)	574	574
6.63%, 02/09/2022(j)	4,564	4,560		Envision Healthcare Corp, Term Loan C
				4.15%, 11/17/2023(j)	190	191

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Media- 0.16%
Highland Acquisition Holdings LLC, Term			Altice US Finance I Corp, Term Loan B
Loan			3.28%, 07/28/2025(j)		$57	$57
6.54%, 11/23/2022(j)	$3,122	$3,083	CBS Radio Inc, Term Loan B
Keystone Peer Review Organization Holdings			4.51%, 10/06/2023(j)		217	219
Inc, Term Loan			Coral-US Co-Borrower LLC, Term Loan
6.28%, 05/10/2024(j)	127	126	0.00%, 01/31/2025(j),(o)		1,400	1,405
Quorum Health Corp, Term Loan			CSC Holdings LLC, Term Loan B
7.79%, 04/29/2022(j)	2,972	2,970	3.25%, 07/15/2025(j)		45	45
Tennessee Merger Sub Inc, Term Loan			Global Eagle Entertainment Inc, Term Loan
3.76%, 01/12/2024(j)	630	627	B
WP CityMD Bidco LLC, Term Loan			7.32%, 12/22/2022(j)		2,095	1,931
0.00%, 05/24/2024(j),(o)	850	851	Virgin Media Bristol LLC, Term Loan I
		$11,535	3.74%, 01/31/2025(j)		530	532
Home Furnishings - 0.05%			Ziggo Secured Finance Partnership, Term
Brown Jordan International Inc, Term Loan			Loan E
6.79%, 01/31/2023(j)	1,469	1,473	3.49%, 04/15/2025(j)		425	425
						$4,614
Insurance - 0.55%			Metal Fabrication & Hardware - 0.07%
Asurion LLC, Term Loan			Eco-Bat Technologies Ltd, PIK Term Loan
8.50%, 02/19/2021(j)	5,149	5,198	11.00%, PIK 11.00%, 06/30/2017(j),(k)	EUR	5,917	2,011
Confie Seguros Holding II Co, Term Loan
9.75%, 05/08/2019(j)	1,800	1,767	Miscellaneous Manufacturers - 0.03%
Confie Seguros Holding II Co, Term Loan B			Gates Global LLC, Term Loan B
6.54%, 04/13/2022(j)	2,928	2,891	4.41%, 03/29/2024(j)		$456	458
Cunningham Lindsey US Inc, Term Loan B			LTI Flexible Products Inc, Term Loan
5.03%, 10/18/2019(j)	4,390	3,925	0.00%, 05/17/2023(j),(o)		550	544
Lonestar Intermediate Super Holdings LLC,						$1,002
PIK Term Loan			Office & Business Equipment - 0.21%
10.00%, PIK 10.75%, 08/10/2021(j),(k)	615	635	Eastman Kodak Co, Term Loan EXIT
10.00%, PIK 10.75%, 08/10/2021(j),(k)	407	420	7.25%, 09/03/2019(j)		5,968	5,938
USI Inc/NY, Term Loan B
0.00%, 04/05/2024(j),(o)	760	758	Oil & Gas - 0.09%
		$15,594	California Resources Corp, Term Loan
Internet - 0.06%			11.37%, 12/31/2021(j)		695	769
Ancestry.com Operations Inc, Term Loan B			Chesapeake Energy Corp, Term Loan 1.5
0.00%, 10/19/2023(j),(o)	1,000	1,008	8.69%, 08/17/2021(j)		546	588
Uber Technologies Inc, Term Loan B			Gulf Finance LLC, Term Loan B
5.01%, 07/07/2023(j)	597	591	6.30%, 08/17/2023(j)		908	869
Zayo Group LLC, Term Loan B2			MEG Energy Corp, Term Loan B
3.51%, 01/12/2024(j)	98	98	4.63%, 12/31/2023(j)		75	75
		$1,697	Pacific Drilling SA, Term Loan B
Investment Companies - 0.19%			4.62%, 05/18/2018(j)		370	181
LSF9 Atlantis Holdings LLC, Term Loan B						$2,482
7.00%, 04/21/2023(j)	517	522	Packaging & Containers - 0.11%
TKC Holdings Inc, Term Loan			BWAY Corp, Term Loan B
4.75%, 02/01/2023(j)	1,000	1,004	4.25%, 04/03/2024(j)		715	714
8.50%, 01/31/2024(j)	3,000	3,015	Charter NEX Films Inc, Term Loan
UFC Holdings LLC, Term Loan B			0.00%, 05/10/2024(j),(o)		1,280	1,282
0.00%, 08/18/2023(j),(o)	1,000	1,005	Proampac PG Borrower LLC, Term Loan
		$5,546	9.56%, 11/28/2024(j)		1,000	1,015
Leisure Products & Services - 0.11%						$3,011
AMF Bowling Centers Inc, Term Loan			Pharmaceuticals - 0.23%
11.04%, 02/16/2024(j)	1,500	1,530	Change Healthcare Holdings LLC, Term Loan
AMF Bowling Centers Inc, Term Loan B			B
6.04%, 08/17/2023(j)	1,493	1,507	3.14%, 02/03/2024(j)		476	478
		$3,037	inVentiv Group Holdings Inc, Term Loan B
Leisure Time - 0.01%			4.80%, 09/29/2023(j)		1,137	1,143
Travel Leaders Group LLC, Term Loan			Valeant Pharmaceuticals International Inc,
6.29%, 01/19/2024(j)	244	246	Term Loan BF1
			5.75%, 03/11/2022(j)		4,935	5,022
Lodging - 0.06%						$6,643
Boyd Gaming Corp, Term Loan B			Pipelines - 0.13%
3.45%, 09/15/2023(j)	152	152	Southcross Energy Partners LP, Term Loan B
Diamond Resorts International Inc, Term Loan			0.00%, 07/29/2021(j),(o)		4,000	3,567
B			5.40%, 07/29/2021(j)		288	257
7.04%, 08/17/2023(j)	1,493	1,511
		$1,663	Real Estate - 0.08%
Machinery - Diversified - 0.03%			ASP MCS Acquisition Corp, Term Loan
Gardner Denver Inc, Term Loan			0.00%, 05/11/2024(j),(o)		299	302
4.57%, 07/30/2020(j)	849	851	Lightstone Holdco LLC, Term Loan
			5.54%, 01/30/2024(j)		1,879	1,837

See accompanying notes

Schedule of Investments Global Multi-Strategy Fund May 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Real Estate (continued)			Telecommunications (continued)
Lightstone Holdco LLC, Term			Global Tel*Link Corp, Term
Loan (continued)			Loan (continued)
5.55%, 01/30/2024(j)	$116	$113	9.00%, 11/23/2020(j)	$2,500	$2,486
		$2,252	GTT Communications Inc, Term Loan
Retail - 0.13%			5.00%, 12/13/2023(j)	130	131
1011778 BC ULC, Term Loan B			5.06%, 12/13/2023(j)	1,000	1,011
3.72%, 02/16/2024(j)	80	80	Securus Technologies Holdings Inc, Term
Bass Pro Group LLC, Term Loan B			Loan
6.15%, 11/15/2023(j)	725	703	9.00%, 04/30/2021(j)	932	930
Harbor Freight Tools USA Inc, Term Loan			Sprint Communications Inc, Term Loan B
4.24%, 08/16/2023(j)	278	278	3.56%, 01/31/2024(j)	675	677
Innovative XCessories & Services LLC, Term			Telenet Financing USD LLC, Term Loan
Loan			0.00%, 06/30/2025(j),(o)	42	42
5.75%, 11/23/2022(j)	1,000	1,007			$11,888
Men's Wearhouse Inc/The, Term Loan B			Transportation - 0.04%
4.58%, 04/15/2021(j)	242	230	Navios Maritime Partners LP, Term Loan
Serta Simmons Bedding LLC, Term Loan			6.13%, 09/04/2020(j)	1,286	1,275
4.59%, 10/20/2023(j)	611	613
Steinway Musical Instruments Inc, Term Loan			Trucking & Leasing - 0.02%
B			Avolon TLB Borrower 1 US LLC, Term Loan
4.92%, 09/19/2019(j)	702	673	B2
Talbots Inc/The, Term Loan B			3.76%, 01/20/2022(j)	430	435
5.50%, 03/13/2020(j)	256	238
		$3,822	TOTAL SENIOR FLOATING RATE INTERESTS		$163,809
Semiconductors - 0.01%			U.S. GOVERNMENT & GOVERNMENT	Principal
Cavium Inc, Term Loan B1			AGENCY OBLIGATIONS - 8.50%	Amount (000's)	Value (000's)
3.28%, 08/16/2022(j)	153	153	U.S. Treasury - 4.42%
			0.75%, 04/30/2018(p)	$1,000	$996
Software - 0.40%			1.38%, 12/15/2019(n)	13,317	13,324
Almonde Inc, Term Loan			1.50%, 02/28/2019(n)	12,180	12,228
0.00%, 04/26/2024(j),(o)	440	441	1.50%, 04/15/2020(n)	22,220	22,269
0.00%, 04/28/2025(j),(o)	493	503	1.50%, 05/15/2020(n)	44,410	44,498
0.00%, 04/28/2025(j),(o)	1,000	1,019	1.63%, 03/15/2020(n)	10,269	10,332
Donnelley Financial Solutions Inc, Term Loan			1.75%, 05/31/2022(n)	5,765	5,765
B			2.38%, 05/15/2027(n)	14,584	14,814
5.00%, 09/26/2023(j)	176	178	2.88%, 11/15/2046	894	896
DTI Holdco Inc, Term Loan B			3.00%, 05/15/2047(n)	576	592
6.42%, 09/23/2023(j)	2,072	2,032			$125,714
Evergreen Skills Lux Sarl, Term Loan			U.S. Treasury Bill - 1.92%
0.00%, 04/28/2022(j),(o)	2,000	1,662	0.59%, 07/13/2017(p),(q)	850	849
3.85%, 04/08/2021(j)	57	57	0.78%, 06/22/2017(a),(q)	13,000	12,994
EVO Payments International LLC, Term			1.02%, 03/29/2018(q)	28,000	27,744
Loan			1.08%, 04/26/2018(q)	13,300	13,165
6.05%, 12/08/2023(j)	2,000	2,020			$54,752
Hyland Software Inc, Term Loan			U.S. Treasury Inflation-Indexed Obligations - 2.16%
0.00%, 07/01/2022(j),(o)	341	344	0.13%, 04/15/2018(n)	61,343	61,391
0.00%, 05/31/2025(j),(o)	341	346
LANDesk Software Group Inc, Term Loan
5.30%, 01/19/2024(j)	1,069	1,070	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS		$241,857
Rackspace Hosting Inc, Term Loan B
4.67%, 10/26/2023(j)	204	206		Maturity
			REPURCHASE AGREEMENTS - 4.29%	Amount (000's)	Value (000's)
Seattle SpinCo Inc, Term Loan			Banks- 4.29%
0.00%, 04/19/2024(j),(o)	23	23
0.00%, 04/19/2024(j),(o)	157	157	Barclays Bank PLC Repurchase Agreement;	$2,210	$2,212
			(0.85)% dated 04/27/2017 (collateralized
Veritas US Inc, Term Loan B1
6.77%, 01/27/2023 (j)	1,438	1,439	by Mozambique International Bond;
			$2,242,500; 10.5%; dated 01/18/23)(r)
		$11,497	Merrill Lynch Repurchase Agreement on	1,203	1,203
Telecommunications - 0.42%			securities sold short; 0.10% dated
CenturyLink Inc, Term Loan			03/30/2017 (collateralized by Republic of
0.00%, 01/15/2025(j),(o)	1,654	1,651
0.00%, 01/15/2025(j),(o)	715	714	South Africa Government International
			Bond; $1,193,179; 4.88%; dated
Colorado Buyer Inc, Term Loan			04/14/26)(r)
4.17%, 03/15/2024(j)	1,000	1,005
			Merrill Lynch Repurchase Agreement on	574	574
Consolidated Communications Inc, Term			securities sold short; 0.10% dated
Loan			04/11/2017 (collateralized by Republic of
0.00%, 10/05/2023(j),(o)	240	241
			South Africa Government International
CPI International Inc, Term Loan			Bond; $583,241; 4.88%; dated 04/14/26) (r)
8.25%, 04/07/2022(j)	576	576
			Merrill Lynch Repurchase Agreement on	509	509
Digicel International Finance Ltd, Term Loan			securities sold short; 0.10% dated
0.00%, 05/10/2024(j),(o)	1,150	1,159
			05/23/2017 (collateralized by Republic of
Global Tel*Link Corp, Term Loan			South Africa Government International
5.00%, 05/23/2020(j)	1,265	1,265	Bond; $510,336; 4.88%; dated 04/14/26) (r)

See accompanying notes

Schedule of Investments Global Multi-Strategy Fund May 31, 2017 (unaudited)

REPURCHASE AGREEMENTS	Maturity		TOTAL PURCHASED INTEREST RATE SWAPTIONS -
(continued)	Amount (000's) Value (000's)		0.00%	$1
Banks (continued)			Total Investments	$3,034,017
Merrill Lynch Repurchase Agreement on	$1,201	$1,200	Other Assets and Liabilities - (6.61)%	$(188,073)
securities sold short; 0.20% dated			TOTAL NET ASSETS - 100.00%	$2,845,944
01/23/2017 (collateralized by Turkey
Government International Bond;			(a) Security or a portion of the security was pledged as collateral for short
$1,271,727; 7.38%; dated 02/05/25) (r)			sales. At the end of the period, the value of these securities totaled
Merrill Lynch Repurchase Agreement on	1,201	1,200	$134,643 or 4.73% of net assets.
securities sold short; 0.20% dated			(b) Non-Income Producing Security
01/23/2017 (collateralized by Turkey			(c) Security or a portion of the security was pledged to cover margin
Government International Bond;			requirements for options contracts. At the end of the period, the value of
$1,271,727; 7.38%; dated 02/05/25) (r)			these securities totaled $7,076 or 0.25% of net assets.
Merrill Lynch Repurchase Agreement on	1,207	1,206	(d) Security exempt from registration under Rule 144A of the Securities Act of
securities sold short; 0.20% dated			1933. These securities may be resold in transactions exempt from
01/25/2017 (collateralized by Turkey			registration, normally to qualified institutional buyers. At the end of the
Government International Bond;			period, the value of these securities totaled $349,224 or 12.27% of net
$1,271,727; 7.38%; dated 02/05/25) (r)			assets.
Merrill Lynch Repurchase Agreement on	1,473	1,472	(e) Fair value of these investments is determined in good faith by the Manager
securities sold short; 0.25% dated			under procedures established and periodically reviewed by the Board of
12/15/2016 (collateralized by Turkey			Directors. Certain inputs used in the valuation may be unobservable;
Government International Bond;			however, each security is evaluated individually for purposes of ASC 820
$1,566,120; 7.38%; dated 02/05/25) (r)			which results in not all securities being identified as Level 3 of the fair
Merrill Lynch Repurchase Agreement on	1,197	1,195	value hierarchy. At the end of the period, the fair value of these securities
securities sold short; 0.40% dated			totaled $34,715 or 1.22% of net assets.
01/09/2017 (collateralized by Turkey			(f) Security is Illiquid. At the end of the period, the value of these securities
Government International Bond;			totaled $33,185 or 1.17% of net assets.
$1,270,535; 7.38%; dated 02/05/25)(r)			(g) Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on	26,900	26,899	information.
securities sold short; 0.64% dated			(h) Security or a portion of the security was pledged to cover margin
05/31/2017 maturing 06/01/2017			requirements for swap and/or swaption contracts. At the end of the period,
(collateralized by United States Treasury			the value of these securities totaled $17,697 or 0.62% of net assets.
Inflation Indexed Bonds; $26,916,773;			(i) Perpetual security. Perpetual securities pay an indefinite stream of
0.13%; dated 04/15/22)			interest, but they may be called by the issuer at an earlier date.
Merrill Lynch Repurchase Agreement on	11,724	11,724	(j) Variable Rate. Rate shown is in effect at May 31, 2017.
securities sold short; 0.84% dated			(k) Payment in kind; the issuer has the option of paying additional securities
05/31/2017 maturing 06/01/2017			in lieu of cash.
(collateralized by United States Treasury			(l) Security purchased on a when-issued basis.
Note/Bond; $11,729,349; 1.63%; dated			(m) Security is an Interest Only Strip
03/31/19)			(n) Security or portion of the security was pledged as collateral for reverse
Merrill Lynch Repurchase Agreement on	12,087	12,087	repurchase agreements. At the end of the period, the value of these
securities sold short; 0.88% dated			securities totaled $182,840 or 6.42% of net assets.
05/31/2017 maturing 06/01/2017			(o) This Senior Floating Rate Note will settle after May 31, 2017, at which
(collateralized by United States Treasury			time the interest rate will be determined.
Inflation Indexed Bonds; $12,094,114;			(p) Security or a portion of the security was pledged to cover margin
1.25%; dated 07/15/20)			requirements for futures contracts. At the end of the period, the value of
Merrill Lynch Repurchase Agreement on	19,704	19,704	these securities totaled $1,596 or 0.06% of net assets.
securities sold short; 0.91% dated			(q) Rate shown is the discount rate of the original purchase.
05/31/2017 maturing 06/01/2017			(r) Although the maturity date of the repurchase agreement is open-ended
(collateralized by United States Treasury			through the maturity date of the collateral, the Fund has a right to
Inflation Indexed Bonds; $19,723,611;			terminate the repurchase agreement and demand repayment from the
0.63%; dated 07/15/21)			counterparty at any time with two days' notice or less. During periods of
Merrill Lynch Repurchase Agreement on	2,731	2,730	high demand for the collateral security, the fund may also pay the
securities sold short; 0.92% dated			counterparty a fee.
05/31/2017 maturing 06/01/2017
(collateralized by United States Treasury			Portfolio Summary (unaudited)
Note/Bond; $2,732,001; 2.00%; dated			Sector	Percent
12/31/21)			Government	17.21%
Merrill Lynch Repurchase Agreement on	2,075	2,075	Investment Companies	17.17%
securities sold short; 0.93% dated			Financial	16.63%
05/31/2017 maturing 06/01/2017			Consumer, Non-cyclical	11.82%
(collateralized by United States Treasury			Communications	7.32%
Note/Bond; $2,074,568; 1.88%; dated			Consumer, Cyclical	6.85%
01/31/22)			Energy	6.77%
Merrill Lynch Repurchase Agreement on	36,130	36,129	Industrial	5.89%
securities sold short; 0.93% dated			Technology	5.70%
05/31/2017 maturing 06/01/2017			Basic Materials	3.41%
(collateralized by United States Treasury			Mortgage Securities	2.87%
Note/Bond; $36,144,903; 2.00%; dated			Asset Backed Securities	2.67%
05/31/24)			Utilities	1.92%
		$122,119	Purchased Options	0.24%
TOTAL REPURCHASE AGREEMENTS		$122,119	Diversified	0.14%
TOTAL PURCHASED OPTIONS - 0.24%		$6,895	Purchased Interest Rate Swaptions	0.00%
			Investments Sold Short	(16.69)%
			Other Assets and Liabilities	10.08%
			TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Restricted Securities

Security Name			Trade Date			Cost	Value		Percent of Net Assets
AerGen Aviation Finance Ltd			03/01/2017			$1,215		$1,239				0.04%
Airbnb, Inc			06/24/2015			157		177				0.01%
Birst Inc			03/03/2015			123		39				0.00%
BXHTL Mezzanine Trust			06/19/2015			1,100		1,070				0.04%
Centennial Resource Development Inc/DE			12/19/2016			—		—				0.00%
Cloudera Inc			02/05/2014			55		78				0.00%
DraftKings Inc			12/04/2014			52		64				0.00%
Dropbox Inc			01/28/2014			51		33				0.00%
Element Comm Aviation			06/15/2015			2,800		2,773				0.10%
Forescout Tech Inc			11/24/2015			109		104				0.00%
Forward Venture Services LLC			11/20/2014			170		276				0.01%
GCA2014 Holdings Ltd - Class C			12/18/2014			606		387				0.01%
GCA2014 Holdings Ltd - Class D			12/18/2014			240		69				0.00%
GCA2014 Holdings Ltd - Class E			12/18/2014			950		1				0.00%
General Assembly Space, Inc			07/31/2015			107		107				0.00%
Global Container Assets Ltd			01/23/2015			357		345				0.01%
Jand Inc			04/23/2015			43		34				0.00%
Jand Inc			04/23/2015			19		12				0.00%
Klarna Holding AB			08/07/2015			89		89				0.00%
Lithium Technologies Inc			04/16/2015			290		266				0.01%
Marklogic Corp			04/27/2015			172		159				0.01%
Motel 6 Trust 2015-M6MZ			02/23/2015			2,779		2,817				0.10%
OGX Austria GmbH			03/27/2012-04/12/2013			997		—				0.00%
OGX Austria GmbH			10/27/2011-03/27/2013			578		—				0.00%
Pinterest Inc			03/16/2015			627		572				0.02%
Redfin Corp			12/15/2014			97		137				0.00%
Sabine Oil & Gas Corp			05/06/2014			301		—				0.00%
Safeway, Inc. - CVR - Property Development Centers			04/13/2015			1		—				0.00%
Uber Technologies Inc			06/05/2014			236		741				0.03%
Veracode Inc			08/26/2014			—		—				0.00%
WeWork Cos Inc			12/08/2014			16		51				0.00%
WeWork Cos Inc Series D-1			12/08/2014			81		252				0.01%
WeWork Cos Inc Series D-2			12/08/2014			64		198				0.01%
Working Capital Solutions Funding LCC			12/29/2016			2,400		2,400				0.08%
Zuora Inc			01/15/2015			156		195				0.01%

Total												0.50%
Amounts in thousands

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread	(Pay)/				Upfront	Unrealized
		as of May 31,	Receive	Expiration	Notional		Premiums	Appreciation/			Fair Value
Counterparty (Issuer)	Reference Entity	2017 (a)	Fixed Rate	Date		Amount	Paid/(Received)		(Depreciation)		Asset Liability
Barclays Bank PLC	Enel SpA	0.81%	(1.00)%	06/20/2022	EUR	1,150	$8		$(20)	$	— $	(12)
Bank of America NA	Turkey Government	1.97%	(1.00)%	06/20/2022		$2,525	162		(47)		115	—
	International Bond
Deutsche Bank AG	CDX.EM.27	N/A	(1.00)%	06/20/2022		1,425	77		(15)		62	—
Goldman Sachs & Co	Assured Guaranty	1.52%	(5.00)%	12/20/2021		6,000	(826)		(68)		—	(894)
	Municipal Corp
Goldman Sachs & Co	Frontier	5.61%	(5.00)%	06/20/2020		1,000	20		(3)		17	—
	Communications
	Corp
Goldman Sachs & Co	Gap Inc/The	2.21%	(1.00)%	12/20/2021		6,000	588		(280)		308	—
Goldman Sachs & Co	Goodyear Tire &	1.20%	(5.00)%	12/20/2021		3,000	(440)		(53)		—	(493)
	Rubber Co/The
Goldman Sachs & Co	Hertz Corp/The	7.27%	(5.00)%	06/20/2020		2,000	149		(27)		122	—
Goldman Sachs & Co	Hertz Corp/The	4.48%	(5.00)%	06/20/2019		1,000	5		(15)		—	(10)
Goldman Sachs & Co	International Lease	0.96%	(5.00)%	12/20/2021		6,000	(962)		(91)		—	(1,053)
	Finance Corp
Goldman Sachs & Co	JC Penny Corp Inc	7.39%	(5.00)%	12/20/2021		2,000	48		131		179	—
Goldman Sachs & Co	Kohl's Corp	1.92%	(1.00)%	12/20/2021		3,000	171		(53)		118	—
Goldman Sachs & Co	Nordstrom Inc	1.44%	(1.00)%	12/20/2021		3,000	73		(16)		57	—
Goldman Sachs & Co	Staples Inc	2.11%	(1.00)%	12/20/2021		4,000	239		(49)		190	—
HSBC Securities Inc	Korea International	0.56%	(1.00)%	06/20/2022		23,750	(603)		103		—	(500)
	Bond
JP Morgan Chase	Enel SpA	0.81%	(1.00)%	06/20/2022	EUR	1,150	$7		$(19)	$	— $	(12)
JP Morgan Chase	Intesa Sanpaolo SpA	1.28%	(1.00)%	06/20/2022		2,300	65		(30)		35	—
Morgan Stanley & Co	CDX. ITX.27	N/A	(1.00)%	06/20/2022		$3,370	(3)		(12)		—	(15)
Morgan Stanley & Co	China Government	0.78%	(1.00)%	06/20/2022		1,200	(7)		(6)		—	(13)
	International Bond

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied
		Credit Spread		(Pay)/				Upfront	Unrealized
		as of May 31,		Receive	Expiration	Notional		Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	2017	(a)	Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
Morgan Stanley & Co	Korea International	0.56%		(1.00)%	06/20/2022		$3,625	$(83)	$7	$—	$(76)
	Bond
Total								$(1,312)	$(563)	$1,203	$(3,078)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit Spread		(Pay)/				Upfront	Unrealized
		as of May 31,		Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date	Amount		Paid/(Received)	(Depreciation)	Fair Value
	CDX.NA.HY.28	N/A		(5.00)%	06/20/2022		$635	$(39)	$(9)		$(48)
	ITX.EX.5.26	N/A		(5.00)%	12/20/2021	EUR	8,000	(630)	(410)		(1,040)
Total								$(669)	$(419)		$(1,088)

Sell Protection
		Implied
		Credit Spread		(Pay)/				Upfront	Unrealized
		as of May 31,		Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date	Amount (b)		Paid/(Received)	(Depreciation)	Fair Value (c)
	CDX.NA.HY.28	N/A		5.00%	06/20/2022		$5,750	$407	$25		$432
	ITX.27.15	N/A		5.00%	06/20/2022	EUR	8,703	928	186		1,114
Total								$1,335	$211		$1,546

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,750 and 8,703 EUR..

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/23/2017	AUD	69,620,000	$52,459	$51,705	$—	$(754)
Bank of America NA	06/23/2017	CAD	61,769,000	46,206	45,750	14	(470)
Bank of America NA	06/23/2017	CHF	134,155,000	136,452	138,739	2,287	—
Bank of America NA	06/23/2017	EUR	153,863,000	168,167	173,028	4,861	—
Bank of America NA	06/23/2017	GBP	118,553,000	152,765	152,835	522	(452)
Bank of America NA	06/23/2017	JPY	28,078,610,000	253,350	253,819	929	(460)
Bank of America NA	06/23/2017	MXN	498,705,000	25,669	26,654	998	(13)
Bank of America NA	06/23/2017	NZD	64,183,000	44,860	45,444	641	(57)
Bank of New York Mellon	06/21/2017	GBP	1,100,000	1,369	1,418	49	—
Bank of New York Mellon	11/03/2017	EUR	990,375	1,061	1,122	61	—
Bank of New York Mellon	12/05/2017	EUR	5,171,325	5,587	5,868	281	—
Barclays Bank PLC	06/01/2017	EUR	1,234,327	1,381	1,386	5	—
Barclays Bank PLC	06/02/2017	AUD	1,156,000	862	859	—	(3)
Barclays Bank PLC	06/02/2017	BRL	1,297,891	403	401	—	(2)
Barclays Bank PLC	06/02/2017	EUR	3,045,000	3,418	3,421	3	—
Barclays Bank PLC	06/02/2017	GBP	1,997,520	2,568	2,574	6	—
Barclays Bank PLC	06/02/2017	JPY	271,445,197	2,436	2,451	15	—
Barclays Bank PLC	06/02/2017	MXN	122,332,837	6,281	6,561	280	—
Barclays Bank PLC	06/02/2017	SEK	11,893,435	1,352	1,368	16	—
Barclays Bank PLC	06/08/2017	KRW	1,814,032,192	1,619	1,621	2	—
Barclays Bank PLC	06/09/2017	CNY	476,031	69	70	1	—
Barclays Bank PLC	06/09/2017	EUR	1,153,000	1,288	1,296	8	—
Barclays Bank PLC	06/09/2017	SEK	32,683,618	3,718	3,762	44	—

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	06/16/2017	JPY	270,047,652	$2,436	$2,440	$4	$—
Barclays Bank PLC	06/19/2017	AUD	844,000	628	627	—	(1)
Barclays Bank PLC	06/19/2017	CAD	1,983,367	1,471	1,469	—	(2)
Barclays Bank PLC	06/19/2017	JPY	141,675,365	1,279	1,280	2	(1)
Barclays Bank PLC	06/19/2017	KRW	1,303,390,000	1,156	1,165	9	—
Barclays Bank PLC	06/19/2017	NOK	27,061,532	3,204	3,204	—	—
Barclays Bank PLC	06/19/2017	NZD	2,057,000	1,436	1,456	21	(1)
Barclays Bank PLC	06/19/2017	SEK	24,476,815	2,817	2,820	3	—
Barclays Bank PLC	07/03/2017	SEK	11,891,743	1,371	1,371	—	—
Barclays Bank PLC	07/24/2017	CNY	3,046,289	440	446	6	—
Barclays Bank PLC	07/24/2017	GBP	352,254	452	455	3	—
Barclays Bank PLC	07/24/2017	TRY	8,397,629	2,231	2,345	114	—
Barclays Bank PLC	08/02/2017	BRL	1,315,846	398	401	3	—
Barclays Bank PLC	08/10/2017	KRW	1,802,089,050	1,578	1,612	34	—
Barclays Bank PLC	08/23/2017	EUR	3,088,141	3,468	3,484	16	—
Barclays Bank PLC	08/23/2017	PHP	173,382,779	3,459	3,467	8	—
Barclays Bank PLC	09/05/2017	CNY	9,088,379	1,305	1,327	22	—
Barclays Bank PLC	09/05/2017	JPY	142,197,527	1,285	1,289	5	(1)
Barclays Bank PLC	09/05/2017	PHP	30,028,093	600	600	—	—
Barclays Bank PLC	09/05/2017	ZAR	8,314,726	600	624	24	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,086	1,077	—	(9)
Barclays Bank PLC	09/25/2017	GBP	775,615	1,022	1,003	—	(19)
Barclays Bank PLC	09/29/2017	KRW	1,203,840,000	1,056	1,078	22	—
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,654	1,648	—	(6)
Barclays Bank PLC	12/04/2017	EUR	1,433,687	1,627	1,627	—	—
Barclays Bank PLC	12/04/2017	PHP	81,720,159	1,625	1,625	—	—
Citigroup Inc	06/07/2017	ARS	68,000,000	4,250	4,212	—	(38)
Citigroup Inc	06/21/2017	AUD	32,220,000	24,589	23,930	—	(659)
Citigroup Inc	06/21/2017	BRL	6,226,000	1,970	1,917	—	(53)
Citigroup Inc	06/21/2017	CAD	30,637,392	23,038	22,691	2	(349)
Citigroup Inc	06/21/2017	CHF	5,385,323	5,487	5,568	81	—
Citigroup Inc	06/21/2017	CLP	1,888,846,617	2,846	2,802	1	(45)
Citigroup Inc	06/21/2017	CNY	8,361,582	1,211	1,226	15	—
Citigroup Inc	06/21/2017	COP	1,267,355,000	430	433	4	(1)
Citigroup Inc	06/21/2017	CZK	55,000,000	2,284	2,349	65	—
Citigroup Inc	06/21/2017	EUR	52,723,132	57,389	59,284	1,895	—
Citigroup Inc	06/21/2017	GBP	20,508,998	25,989	26,438	481	(32)
Citigroup Inc	06/21/2017	HKD	12,911,000	1,665	1,658	—	(7)
Citigroup Inc	06/21/2017	HUF	929,399,002	3,356	3,391	37	(2)
Citigroup Inc	06/21/2017	IDR	6,057,426,000	447	454	7	—
Citigroup Inc	06/21/2017	ILS	7,528,453	2,085	2,130	45	—
Citigroup Inc	06/21/2017	INR	337,177,000	5,149	5,219	71	(1)
Citigroup Inc	06/21/2017	JPY	3,863,837,003	34,820	34,924	203	(99)
Citigroup Inc	06/21/2017	KRW	8,264,933,958	7,353	7,386	44	(11)
Citigroup Inc	06/21/2017	MXN	203,454,000	10,235	10,877	642	—
Citigroup Inc	06/21/2017	NOK	75,661,898	8,993	8,959	2	(36)
Citigroup Inc	06/21/2017	NZD	21,173,997	15,040	14,993	62	(109)
Citigroup Inc	06/21/2017	PHP	30,458,000	608	612	4	—
Citigroup Inc	06/21/2017	PLN	17,017,001	4,186	4,575	389	—
Citigroup Inc	06/21/2017	SEK	62,604,155	7,193	7,213	21	(1)
Citigroup Inc	06/21/2017	SGD	4,926,730	3,548	3,562	14	—
Citigroup Inc	06/21/2017	TRY	23,143,000	6,231	6,523	292	—
Citigroup Inc	06/21/2017	TWD	69,952,000	2,308	2,325	19	(2)
Citigroup Inc	06/21/2017	ZAR	91,413,998	6,882	6,949	67	—
Citigroup Inc	09/20/2017	AUD	6,201,441	4,626	4,600	—	(26)
Citigroup Inc	09/20/2017	CAD	1,718,000	1,276	1,275	—	(1)
Citigroup Inc	09/20/2017	CLP	4,000	—	—	—	—
Citigroup Inc	09/20/2017	CNY	70,000	10	10	—	—
Citigroup Inc	09/20/2017	COP	535,775,743	181	181	—	—
Citigroup Inc	09/20/2017	CZK	47,427,996	2,024	2,038	14	—
Citigroup Inc	09/20/2017	EUR	9,505,907	10,716	10,741	27	(2)
Citigroup Inc	09/20/2017	HKD	2,944,877	379	379	—	—
Citigroup Inc	09/20/2017	HUF	264,885,000	967	970	3	—
Citigroup Inc	09/20/2017	IDR	4,787,961,516	356	356	—	—
Citigroup Inc	09/20/2017	INR	93,947,232	1,436	1,441	5	—
Citigroup Inc	09/20/2017	JPY	474,007,462	4,283	4,304	21	—
Citigroup Inc	09/20/2017	KRW	152,228,000	136	136	—	—
Citigroup Inc	09/20/2017	MXN	86,297,731	4,568	4,545	5	(28)
Citigroup Inc	09/20/2017	NOK	8,675,000	1,031	1,029	—	(2)
Citigroup Inc	09/20/2017	NZD	11,716,997	8,206	8,279	75	(2)
Citigroup Inc	09/20/2017	PHP	10,473,000	209	209	—	—
Citigroup Inc	09/20/2017	PLN	6,142,599	1,642	1,651	9	—
Citigroup Inc	09/20/2017	SEK	6,580,000	762	762	—	—

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	09/20/2017	SGD	73,000	$53	$53	$—	$—
Citigroup Inc	09/20/2017	TRY	6,058,657	1,644	1,664	20	—
Citigroup Inc	09/20/2017	TWD	17,803,515	594	594	—	—
Citigroup Inc	09/20/2017	ZAR	26,420,328	1,989	1,977	—	(12)
HSBC Securities Inc	06/07/2017	ARS	54,600,000	3,473	3,382	—	(91)
HSBC Securities Inc	06/23/2017	PEN	21,500,000	6,579	6,563	—	(16)
HSBC Securities Inc	06/23/2017	PLN	40,700,000	10,879	10,942	63	—
HSBC Securities Inc	06/23/2017	RON	44,650,000	11,014	10,996	—	(18)
HSBC Securities Inc	11/22/2017	CNY	70,000,000	9,829	10,163	334	—
Merrill Lynch	06/12/2017	HUF	1,229,565,000	4,319	4,484	165	—
Merrill Lynch	09/19/2017	CNY	42,100,000	5,971	6,139	168	—
Merrill Lynch	05/21/2018	PHP	420,815,000	8,260	8,300	40	—
Morgan Stanley & Co	06/01/2017	BRL	8,715,000	2,563	2,693	130	—
Morgan Stanley & Co	06/01/2017	MXN	56,350,000	2,821	3,022	201	—
Morgan Stanley & Co	06/02/2017	PLN	35,180,000	9,469	9,457	—	(12)
Morgan Stanley & Co	06/02/2017	TRY	10,070,000	2,802	2,854	52	—
Morgan Stanley & Co	06/02/2017	ZAR	37,695,000	2,859	2,874	15	—
Morgan Stanley & Co	06/19/2017	SEK	38,250,000	4,350	4,406	56	—
Morgan Stanley & Co	06/26/2017	NOK	36,645,000	4,367	4,340	—	(27)
Morgan Stanley & Co	06/30/2017	NOK	36,645,000	4,407	4,341	—	(66)
Morgan Stanley & Co	07/03/2017	MXN	56,350,000	3,018	3,007	—	(11)
Morgan Stanley & Co	07/03/2017	TRY	10,070,000	2,821	2,828	7	—
Morgan Stanley & Co	07/06/2017	BRL	1,065,000	335	327	—	(8)
Morgan Stanley & Co	08/24/2017	TRY	10,200,000	2,772	2,822	50	—
Total						$17,242	$(4,018)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/23/2017	AUD	139,755,000	$104,112	$103,793	$381	$(62)
Bank of America NA	06/23/2017	CAD	135,867,000	101,052	100,630	576	(154)
Bank of America NA	06/23/2017	CHF	96,128,000	96,077	99,413	—	(3,336)
Bank of America NA	06/23/2017	EUR	110,042,000	118,117	123,749	4	(5,636)
Bank of America NA	06/23/2017	GBP	54,541,000	67,059	70,312	—	(3,253)
Bank of America NA	06/23/2017	JPY	15,961,774,000	141,153	144,288	135	(3,270)
Bank of America NA	06/23/2017	MXN	64,511,000	3,283	3,448	—	(165)
Bank of America NA	06/23/2017	NZD	57,520,000	39,877	40,726	—	(849)
Bank of New York Mellon	06/21/2017	CHF	1,125,000	1,115	1,163	—	(48)
Bank of New York Mellon	06/21/2017	EUR	6,000,000	6,375	6,747	—	(372)
Bank of New York Mellon	06/21/2017	GBP	2,000,000	2,445	2,578	—	(133)
Bank of New York Mellon	07/20/2017	EUR	11,691,424	13,106	13,166	—	(60)
Bank of New York Mellon	07/21/2017	EUR	6,899,900	7,734	7,770	—	(36)
Bank of New York Mellon	08/04/2017	EUR	717,235	780	808	—	(28)
Bank of New York Mellon	08/04/2017	ZAR	11,857,530	870	895	—	(25)
Bank of New York Mellon	08/11/2017	EUR	5,740,810	6,254	6,472	—	(218)
Bank of New York Mellon	09/25/2017	GBP	930,815	1,225	1,203	22	—
Bank of New York Mellon	11/03/2017	EUR	4,555,610	5,052	5,160	—	(108)
Bank of New York Mellon	12/05/2017	EUR	14,238,765	15,450	16,156	—	(706)
Bank of New York Mellon	12/08/2017	EUR	5,273,110	5,702	5,984	—	(282)
Bank of New York Mellon	01/19/2018	EUR	5,265,170	5,778	5,990	—	(212)
Bank of New York Mellon	01/25/2018	EUR	1,033,785	1,133	1,176	—	(43)
Bank of New York Mellon	01/26/2018	EUR	512,770	559	584	—	(25)
Bank of New York Mellon	03/14/2018	EUR	5,791,440	6,290	6,609	—	(319)
Barclays Bank PLC	06/01/2017	EUR	1,218,000	1,363	1,368	—	(5)
Barclays Bank PLC	06/02/2017	AUD	1,156,000	862	859	3	—
Barclays Bank PLC	06/02/2017	BRL	1,297,891	398	401	—	(3)
Barclays Bank PLC	06/02/2017	EUR	3,063,380	3,423	3,441	—	(18)
Barclays Bank PLC	06/02/2017	GBP	2,014,146	2,612	2,594	19	(1)
Barclays Bank PLC	06/02/2017	JPY	271,445,195	2,447	2,451	—	(4)
Barclays Bank PLC	06/02/2017	MXN	123,689,512	6,363	6,634	—	(271)
Barclays Bank PLC	06/02/2017	SEK	11,893,435	1,368	1,368	—	—
Barclays Bank PLC	06/08/2017	KRW	1,828,965,169	1,619	1,634	—	(15)
Barclays Bank PLC	06/09/2017	EUR	2,436,000	2,733	2,737	—	(4)
Barclays Bank PLC	06/09/2017	GBP	316,800	410	408	2	—
Barclays Bank PLC	06/09/2017	HUF	238,064,155	867	868	—	(1)
Barclays Bank PLC	06/09/2017	JPY	64,954,426	578	587	—	(9)
Barclays Bank PLC	06/09/2017	NOK	4,905,178	578	581	—	(3)
Barclays Bank PLC	06/16/2017	AUD	1,156,000	862	859	3	—
Barclays Bank PLC	06/19/2017	AUD	3,719,000	2,774	2,763	11	—
Barclays Bank PLC	06/19/2017	CAD	5,846,988	4,322	4,331	1	(10)
Barclays Bank PLC	06/19/2017	JPY	93,620,504	844	846	—	(2)
Barclays Bank PLC	06/19/2017	KRW	4,394,557,120	3,930	3,928	5	(3)
Barclays Bank PLC	06/19/2017	NOK	35,624,514	4,252	4,218	34	—
Barclays Bank PLC	06/19/2017	NZD	673,000	467	477	—	(10)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	06/19/2017	SEK	8,285,229	$946	$955	$—	$(9)
Barclays Bank PLC	06/26/2017	KRW	680,386,980	609	608	1	—
Barclays Bank PLC	07/03/2017	EUR	1,218,000	1,371	1,370	1	—
Barclays Bank PLC	07/24/2017	TRY	21,274,221	5,645	5,942	—	(297)
Barclays Bank PLC	08/10/2017	KRW	1,802,089,049	1,601	1,612	—	(11)
Barclays Bank PLC	08/23/2017	EUR	3,088,141	3,457	3,484	—	(27)
Barclays Bank PLC	08/23/2017	PHP	173,343,972	3,468	3,465	7	(4)
Barclays Bank PLC	09/05/2017	PHP	244,933,610	4,812	4,893	—	(81)
Barclays Bank PLC	09/05/2017	ZAR	8,070,272	600	606	—	(6)
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,077	14	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,202	1,003	199	—
Barclays Bank PLC	09/29/2017	KRW	1,202,256,000	1,056	1,076	—	(20)
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,653	1,648	5	—
Barclays Bank PLC	12/04/2017	EUR	1,433,687	1,625	1,627	—	(2)
Barclays Bank PLC	12/04/2017	PHP	81,806,180	1,626	1,626	—	—
BNP Paribas	06/21/2017	JPY	4,609,692,288	40,611	41,665	—	(1,054)
Citigroup Inc	06/21/2017	AUD	20,699,441	15,492	15,374	120	(2)
Citigroup Inc	06/21/2017	BRL	18,112,999	5,627	5,575	69	(17)
Citigroup Inc	06/21/2017	CAD	39,948,099	29,566	29,586	133	(153)
Citigroup Inc	06/21/2017	CHF	23,144,000	23,045	23,931	—	(886)
Citigroup Inc	06/21/2017	CLP	3,191,155,000	4,792	4,735	59	(2)
Citigroup Inc	06/21/2017	CNY	12,510,000	1,803	1,834	—	(31)
Citigroup Inc	06/21/2017	COP	565,218,743	194	194	—	—
Citigroup Inc	06/21/2017	CZK	42,327,996	1,745	1,808	—	(63)
Citigroup Inc	06/21/2017	EUR	64,084,082	68,488	72,059	—	(3,571)
Citigroup Inc	06/21/2017	GBP	20,508,998	25,476	26,438	21	(983)
Citigroup Inc	06/21/2017	HKD	8,985,877	1,156	1,154	2	—
Citigroup Inc	06/21/2017	HUF	929,399,002	3,208	3,391	—	(183)
Citigroup Inc	06/21/2017	IDR	5,137,058,516	386	386	—	—
Citigroup Inc	06/21/2017	ILS	8,349,000	2,280	2,362	—	(82)
Citigroup Inc	06/21/2017	INR	157,772,232	2,406	2,442	—	(36)
Citigroup Inc	06/21/2017	JPY	3,710,217,462	32,876	33,535	1	(660)
Citigroup Inc	06/21/2017	KRW	12,066,369,000	10,581	10,783	—	(202)
Citigroup Inc	06/21/2017	MXN	93,043,731	4,969	4,974	23	(28)
Citigroup Inc	06/21/2017	NOK	88,632,000	10,345	10,496	—	(151)
Citigroup Inc	06/21/2017	NZD	21,173,997	14,761	14,993	—	(232)
Citigroup Inc	06/21/2017	PHP	30,458,000	602	611	—	(9)
Citigroup Inc	06/21/2017	PLN	8,525,599	2,251	2,292	—	(41)
Citigroup Inc	06/21/2017	SEK	154,882,002	17,308	17,845	—	(537)
Citigroup Inc	06/21/2017	SGD	10,001,000	7,111	7,231	—	(120)
Citigroup Inc	06/21/2017	TRY	15,384,657	4,190	4,336	—	(146)
Citigroup Inc	06/21/2017	TWD	33,993,515	1,125	1,129	1	(5)
Citigroup Inc	06/21/2017	ZAR	73,344,328	5,490	5,576	20	(106)
Citigroup Inc	09/20/2017	AUD	4,635,000	3,451	3,438	13	—
Citigroup Inc	09/20/2017	BRL	600,000	177	181	—	(4)
Citigroup Inc	09/20/2017	CAD	5,612,521	4,179	4,164	15	—
Citigroup Inc	09/20/2017	CHF	5,409,323	5,586	5,628	—	(42)
Citigroup Inc	09/20/2017	CLP	998,991,617	1,479	1,477	3	(1)
Citigroup Inc	09/20/2017	CNY	3,656,582	528	533	—	(5)
Citigroup Inc	09/20/2017	EUR	305,000	344	345	—	(1)
Citigroup Inc	09/20/2017	GBP	7,873,998	10,218	10,179	45	(6)
Citigroup Inc	09/20/2017	HKD	82,000	11	11	—	—
Citigroup Inc	09/20/2017	HUF	442,992,002	1,624	1,623	1	—
Citigroup Inc	09/20/2017	IDR	737,760,000	55	55	—	—
Citigroup Inc	09/20/2017	ILS	1,790,453	504	509	—	(5)
Citigroup Inc	09/20/2017	INR	17,826,000	272	273	—	(1)
Citigroup Inc	09/20/2017	KRW	2,018,138,958	1,803	1,806	1	(4)
Citigroup Inc	09/20/2017	MXN	478,000	25	25	—	—
Citigroup Inc	09/20/2017	NOK	26,626,896	3,168	3,158	10	—
Citigroup Inc	09/20/2017	PHP	2,399,000	48	48	—	—
Citigroup Inc	09/20/2017	PLN	100,000	27	27	—	—
Citigroup Inc	09/20/2017	SEK	62,604,155	7,231	7,253	1	(23)
Citigroup Inc	09/20/2017	SGD	3,621,730	2,616	2,622	—	(6)
Citigroup Inc	09/20/2017	TRY	2,392,000	650	657	—	(7)
Citigroup Inc	09/20/2017	TWD	15,424,000	515	514	1	—
Citigroup Inc	09/20/2017	ZAR	6,850,000	511	513	—	(2)
Commonwealth Bank of Australia	06/19/2017	NZD	6,100,000	4,199	4,320	—	(121)
Credit Suisse	06/22/2017	IDR	38,060,000,000	2,850	2,856	—	(6)
Credit Suisse	06/30/2017	COP	3,330,000,000	1,139	1,137	2	—
Deutsche Bank AG	06/15/2017	GBP	1,046,000	1,347	1,348	—	(1)
Deutsche Bank AG	06/19/2017	EUR	412,000	457	463	—	(6)
Deutsche Bank AG	06/26/2017	EUR	1,075,000	1,204	1,209	—	(5)
Goldman Sachs & Co	07/20/2017	CAD	5,840,000	4,336	4,328	8	—

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
HSBC Securities Inc	06/23/2017	BRL	40,100,000	$12,115	$12,338	$	— $	(223)
HSBC Securities Inc	06/23/2017	MXN	192,000,000	10,259	10,262		—	(3)
HSBC Securities Inc	06/23/2017	PEN	21,500,000	6,534	6,563		—	(29)
HSBC Securities Inc	06/23/2017	RUB	355,500,000	6,271	6,238		33	—
HSBC Securities Inc	06/23/2017	TRY	23,000,000	6,411	6,479		—	(68)
HSBC Securities Inc	11/22/2017	CNY	70,000,000	9,859	10,163		—	(304)
JPMorgan Chase	06/21/2017	GBP	1,507,000	1,838	1,943		—	(105)
Merrill Lynch	06/12/2017	EUR	3,975,000	4,357	4,468		—	(111)
Merrill Lynch	06/16/2017	BRL	3,500,000	1,084	1,078		6	—
Merrill Lynch	06/19/2017	MXN	10,000,000	533	535		—	(2)
Merrill Lynch	06/30/2017	EUR	8,010,000	8,992	9,011		—	(19)
Merrill Lynch	08/11/2017	EUR	655,000	715	738		—	(23)
Merrill Lynch	09/19/2017	CNY	42,100,000	6,132	6,139		—	(7)
Morgan Stanley & Co	06/01/2017	BRL	8,715,000	2,778	2,693		85	—
Morgan Stanley & Co	06/01/2017	MXN	56,350,000	3,034	3,022		12	—
Morgan Stanley & Co	06/02/2017	PLN	35,180,000	9,039	9,457		—	(418)
Morgan Stanley & Co	06/02/2017	TRY	10,070,000	2,846	2,854		—	(8)
Morgan Stanley & Co	06/02/2017	ZAR	37,695,000	2,803	2,874		—	(71)
Morgan Stanley & Co	06/12/2017	GBP	200,000	259	258		1	—
Morgan Stanley & Co	06/26/2017	CAD	5,585,000	4,153	4,137		16	—
Morgan Stanley & Co	07/03/2017	PLN	35,180,000	9,466	9,458		8	—
Morgan Stanley & Co	07/03/2017	ZAR	37,695,000	2,843	2,860		—	(17)
Morgan Stanley & Co	07/06/2017	BRL	7,900,000	2,280	2,424		—	(144)
Morgan Stanley & Co	08/24/2017	RUB	165,600,000	2,849	2,867		—	(18)
Total							$2,133	$(31,272)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2017		Short	7	$1,821			$1,821	$—
3 Month Euro Swiss; March 2018		Short	4	1,040			1,040	—
3 Month Euro Swiss; September 2017		Short	9	2,340			2,340	—
90 Day Eurodollar; December 2017		Short	31	7,636			7,642	(6)
90 Day Eurodollar; December 2018		Short	19	4,653			4,668	(15)
90 Day Eurodollar; December 2018		Long	50	12,280			12,284	4
90 Day Eurodollar; December 2019		Short	10	2,449			2,451	(2)
90 Day Eurodollar; June 2018		Short	10	2,457			2,461	(4)
90 Day Eurodollar; June 2018		Long	3,058	752,017			752,650	633
90 Day Eurodollar; June 2018		Long	8	1,967			1,969	2
90 Day Eurodollar; March 2018		Short	32	7,866			7,883	(17)
90 Day Eurodollar; March 2019		Short	18	4,401			4,420	(19)
90 Day Eurodollar; March 2019		Short	565	138,353			138,736	(383)
90 Day Eurodollar; September 2017		Short	47	11,590			11,594	(4)
90 Day Eurodollar; September 2018		Short	14	3,436			3,443	(7)
90 Day Short Sterling; December 2017		Long	56	8,983			8,987	4
90 Day Short Sterling; December 2018		Long	36	5,766			5,768	2
90 Day Short Sterling; December 2018		Long	37	5,928			5,929	1
90 Day Short Sterling; June 2018		Long	38	6,092			6,094	2
90 Day Short Sterling; June 2018		Long	2,293	367,353			367,749	396
90 Day Short Sterling; June 2018		Short	83	13,305			13,311	(6)
90 Day Short Sterling; March 2018		Long	72	11,545			11,551	6
90 Day Short Sterling; March 2019		Long	35	5,605			5,606	1
90 Day Short Sterling; September 2017		Long	64	10,268			10,275	7
90 Day Short Sterling; September 2018		Long	37	5,930			5,932	2
AEX Index; June 2017		Long	2	237			235	(2)
ASX 90 Day Bank Bill; June 2018		Long	16	11,835			11,839	4
Australia 10 Year Bond; June 2017		Long	3	294			294	—
Australia 10 Year Bond; June 2017		Short	226	21,323			22,113	(790)
Australia 10 Year Bond; June 2017		Long	445	42,785			43,541	756
Australia 3 Year Bond; June 2017		Long	52	4,345			4,351	6
CAC40 Index; June 2017		Short	17	1,021			1,006	15

See accompanying notes

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Futures Contracts (continued)

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
CAC40 Index; June 2017	Short	42	$2,495	$2,485	$10
Canada 10 Year Bond; September 2017	Long	3	323	323	—
Canada 10 Year Bond; September 2017	Long	56	6,013	6,030	17
Canadian Bank Acceptance; December 2017	Long	39	7,143	7,148	5
Canadian Bank Acceptance; June 2018	Long	68	12,455	12,451	(4)
Canadian Bank Acceptance; March 2018	Long	21	3,841	3,847	6
Canadian Bank Acceptance; September 2017	Long	36	6,600	6,601	1
CBOE VIX; August 2017	Long	51	717	690	(27)
DAX Index; June 2017	Long	24	8,221	8,518	297
DAX Index; June 2017	Long	82	28,458	29,104	646
DJ Euro Stoxx 50; June 2017	Long	335	13,032	13,371	339
DJ Euro Stoxx 50; June 2017	Short	236	8,872	9,419	(547)
DJ Euro Stoxx 50; June 2017	Short	84	3,352	3,353	(1)
E-Mini DJIA Index; June 2017	Long	12	1,249	1,260	11
E-Mini DJIA Index; June 2017	Long	391	40,681	41,059	378
eMini MSCI EAFE; June 2017	Long	8	725	754	29
eMini MSCI Emerging Markets; June 2017	Long	28	1,342	1,405	63
Euribor; December 2017	Short	4	1,126	1,127	(1)
Euribor; December 2018	Long	25	7,029	7,032	3
Euribor; December 2018	Short	35	9,836	9,845	(9)
Euribor; June 2018	Short	17	4,782	4,786	(4)
Euribor; June 2018	Short	61	17,170	17,174	(4)
Euribor; June 2018	Long	1,527	429,607	429,913	306
Euribor; March 2018	Short	13	3,660	3,661	(1)
Euribor; March 2019	Short	20	5,618	5,623	(5)
Euribor; September 2017	Long	14	3,945	3,945	—
Euribor; September 2018	Short	29	8,153	8,161	(8)
Euro Bund 10 Year Bund; June 2017	Long	26	4,740	4,741	1
Euro Bund 10 Year Bund; June 2017	Short	94	17,211	17,140	71
Euro Bund 10 Year Bund; June 2017	Short	47	8,496	8,570	(74)
Euro Bund 10 Year Bund; June 2017	Short	56	10,125	10,211	(86)
Euro Bund 10 Year Bund; September 2017	Short	1	185	185	—
FTSE China A50 Index; June 2017	Short	23	244	254	(10)
FTSE KLCI Index; June 2017	Short	26	539	534	5
FTSE/JSE Top 40; June 2017	Short	29	1,016	1,046	(30)
FTSE/MIB Index; June 2017	Long	4	475	466	(9)
FTSE100 Index; June 2017	Long	548	51,695	53,012	1,317
FTSE100 Index; June 2017	Short	27	2,535	2,612	(77)
FTSE100 Index; June 2017	Long	104	9,792	10,061	269
Hang Seng Index; June 2017	Long	2	323	327	4
Hang Seng Index; June 2017	Long	84	13,559	13,734	175
HSCEI China Index; June 2017	Long	13	849	872	23
IBEX 35 Index; June 2017	Long	17	2,085	2,073	(12)
Japan Topix Index; June 2017	Short	203	28,294	28,777	(483)
Japan Topix Index; June 2017	Long	60	8,389	8,506	117
Japan Topix Index; June 2017	Long	135	18,897	19,138	241
Mex Bolsa Index; June 2017	Short	6	154	157	(3)
MSCI Singapore Index; June 2017	Long	11	286	283	(3)
MSCI Taiwan Index; June 2017	Long	15	558	559	1
Nasdaq 100 E-Mini; June 2017	Long	312	34,702	36,150	1,448
Nasdaq 100 E-Mini; June 2017	Long	24	2,601	2,781	180
Nikkei 225 OSE; June 2017	Long	4	709	710	1
Nikkei 225 OSE; June 2017	Long	114	19,920	20,237	317
OMXS30 Index; June 2017	Long	19	360	358	(2)
Russell 2000 Mini; June 2017	Long	285	19,446	19,510	64
Russell 2000 Mini; June 2017	Short	503	34,348	34,433	(85)
Russell 2000 Mini; June 2017	Long	112	7,754	7,667	(87)
S&P 500 Emini; June 2017	Short	673	79,704	81,134	(1,430)
S&P 500 Emini; June 2017	Short	302	35,817	36,408	(591)
S&P 500 Emini; June 2017	Long	149	17,749	17,963	214

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017			Short		41	$4,825		$4,943 $			(118)
S&P Mid 400 Emini; June 2017			Long		2		341	344			3
S&P Mid 400 Emini; June 2017			Short		77	13,121		13,244			(123)
S&P/TSX 60 Index; June 2017			Long		5		672	670			(2)
SET50 Index; June 2017			Short		95		554	551			3
SGX CNX Nifty Index; June 2017			Long		28		527	540			13
SPI 200 Index; June 2017			Short		8		853	853			—
UK 10 Year Gilt; September 2017			Long		301	49,437		49,618			181
UK 10 Year Gilt; September 2017			Short		1		165	165			—
US 10 Year Note; September 2017			Long		45	5,672		5,683			11
US 10 Year Ultra Note; September 2017			Short		34	4,591		4,615			(24)
US 5 Year Note; September 2017			Short		231	27,267		27,330			(63)
US Long Bond; September 2017			Short		29	4,426		4,461			(35)
US Long Bond; September 2017			Long		792	120,446		121,819		1,373
US Ultra Bond; September 2017			Short		23	3,753		3,798			(45)
Total										$4,726

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025	ZAR	12,600	$—	$(13)	$	— $	(13)
Bank of America NA	CFETS China	Pay	3.98%	03/24/2022	CNY	9,200	—	9		9	—
	Fixing Repo Rates 7
	Day
Bank of America NA	CFETS China	Pay	3.94%	02/08/2022		11,972	—	9		9	—
	Fixing Repo Rates 7
	Day
Bank of America NA	CFETS China	Pay	3.77%	12/28/2021		16,222	—	(5)		—	(5)
	Fixing Repo Rates 7
	Day
Bank of America NA	Colombia IBR	Receive	5.87%	02/06/2019	COP 10,000,000		—	(51)		—	(51)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	6.00%	02/22/2022		4,390,000	—	(50)		—	(50)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	5.85%	02/28/2019		5,300,000	—	(28)		—	(28)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	5.73%	01/23/2019	16,544,000		—	(70)		—	(70)
	Overnight Interbank
	Reference Rate
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—	(108)		—	(108)
Deutsche Bank AG	MXN TIIE Banxico	Pay	6.14%	07/06/2026	MXN	21,250	—	(114)		—	(114)
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—	(2)		—	(2)
Merrill Lynch	MXN TIIE Banxico	Pay	6.13%	07/06/2026	MXN	67,585	—	(365)		—	(365)
Total							$—	$(788)		$18	$(806)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	1.41%	07/18/2026		$3,924	$—	$235			$235
	Brazil Cetip	Receive	9.50%	01/02/2019	BRL	18,318	6	(6)			—
	Interbank Deposit
	Brazil Cetip	Pay	10.12%	01/02/2025		2,602	(2)	(17)			(19)
	Interbank Deposit
	Brazil Cetip	Pay	10.11%	01/02/2025		4,990	(5)	(32)			(37)
	Interbank Deposit

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	Brazil Cetip	Pay	9.96%	01/02/2025	BRL	6,258	$(6)	$(51)	$(57)
	Interbank Deposit
	Brazil Cetip	Receive	9.32%	01/02/2019		18,343	5	(1)	4
	Interbank Deposit
	Brazil Cetip	Pay	10.11%	01/02/2025		6,431	(6)	(42)	(48)
	Interbank Deposit
	3 Month LIBOR	Receive	1.19%	08/11/2021		$6,434	—	148	148
	3 Month LIBOR	Receive	2.02%	02/07/2022		4,265	—	(42)	(42)
	3 Month LIBOR	Receive	1.89%	01/19/2022		2,111	—	(10)	(10)
	3 Month LIBOR	Pay	1.70%	03/15/2019		12,902	—	50	50
	3 Month LIBOR	Pay	1.65%	03/08/2019		15,120	—	44	44
	3 Month LIBOR	Receive	2.55%	05/18/2047		507	1	(16)	(15)
	3 Month LIBOR	Pay	1.53%	05/17/2019		10,297	1	3	4
	3 Month LIBOR	Receive	1.86%	05/31/2022		5,719	1	(11)	(10)
	3 Month LIBOR	Pay	1.76%	04/07/2020		11,960	—	43	43
	3 Month LIBOR	Receive	2.02%	01/23/2022		5,283	—	(54)	(54)
	3 Month LIBOR	Pay	1.63%	04/03/2019		13,537	—	33	33
	3 Month LIBOR	Pay	0.92%	09/21/2017		27,100	—	(29)	(29)
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—	113	113
	3 Month LIBOR	Receive	2.23%	04/03/2024		4,061	1	(72)	(71)
	3 Month LIBOR	Receive	2.12%	03/08/2022		6,219	—	(91)	(91)
	3 Month LIBOR	Receive	1.92%	01/11/2022		2,111	—	(12)	(12)
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—	20	20
	3 Month LIBOR	Receive	1.93%	01/13/2022		4,225	—	(25)	(25)
	3 Month LIBOR	Receive	2.09%	03/03/2022		7,419	—	(99)	(99)
	3 Month LIBOR	Pay	1.74%	04/10/2020		9,180	—	28	28
	3 Month LIBOR	Pay	1.61%	04/11/2019		13,401	—	28	28
	3 Month LIBOR	Receive	2.21%	03/15/2022		5,314	1	(101)	(100)
	3 Month LIBOR	Receive	2.00%	04/11/2022		5,502	1	(51)	(50)
	3 Month LIBOR	Receive	1.94%	01/10/2022		2,111	—	(14)	(14)
	3 Month LIBOR	Pay	1.64%	03/03/2019		17,740	—	50	50
	3 Month LIBOR	Pay	1.60%	03/30/2019		9,437	—	20	20
	3 Month LIBOR	Receive	1.96%	05/22/2024		4,036	1	1	2
	6 Month NIBOR	Pay	1.50%	05/05/2022	NOK	61,846	1	35	36
	6 Month WIBOR	Receive	2.37%	04/26/2022	PLN	6,600	1	(10)	(9)
	6 Month WIBOR	Receive	2.55%	03/10/2022		6,420	—	(24)	(24)
	6 Month WIBOR	Receive	2.52%	03/09/2022		7,210	—	(24)	(24)
	Euribor 6 Month	Receive	(0.12)%	05/10/2019	EUR	3,000	1	(4)	(3)
	Euribor 6 Month	Receive	(0.15)%	09/08/2021		18,500	5	191	196
	Euribor 6 Month	Receive	(0.24)%	09/09/2018		12,770	—	4	4
	Euribor 6 Month	Receive	(0.12)%	05/10/2019		2,812	1	(4)	(3)
	ICE LIBOR GBP 6	Receive	1.11%	04/11/2027	GBP	2,223	1	3	4
	Month
	ICE LIBOR GBP 6	Receive	1.15%	05/03/2027		2,774	1	(11)	(10)
	Month
	ICE LIBOR GBP 6	Pay	0.57%	04/04/2019		10,592	—	12	12
	Month
	ICE LIBOR GBP 6	Receive	1.10%	04/04/2027		2,175	1	4	5
	Month
	ICE LIBOR JPY 6	Receive	0.50%	02/01/2037	JPY	556,500	6	126	132
	Month
	Norway Interbank	Pay	1.14%	09/09/2018	NOK	122,000	1	7	8
	Offered Rate Fixing
	6 Month
	Norway Interbank	Pay	1.14%	09/08/2021		179,000	10	(183)	(173)
	Offered Rate Fixing
	6 Month
	SAFE South Africa	Receive	7.33%	02/16/2019	ZAR	72,000	—	(19)	(19)
	Johannesburg
	Interbank Agreed
	Rate 3 Month
	SAFE South Africa	Receive	7.43%	02/14/2019		49,021	—	(19)	(19)
	Johannesburg
	Interbank Agreed
	Rate 3 Month
	Stockholm	Pay	1.06%	04/13/2027	SEK	25,000	1	13	14
	Interbank Offered
	Rate 3 Month
Total							$29	$137	$166

Amounts in thousands
See accompanying notes	80

				Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Interest Rate Swaptions

				Pay/
				Receive				Upfront
Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums	Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount	Paid/(Received)	Value		Appreciation/(Depreciation)
Call - 20 Year Interest	Barclays Bank PLC	ICE LIBOR		Pay	0.50%	07/11/2017	JPY 556,500	$36		$1	$(35)
Rate Swap		JPY 6 Month
Total								$36		$1	$(35)

				Pay/
			Receive					Upfront
Written Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums	Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount	Paid/(Received)	Value		Appreciation/(Depreciation)
Put - 20 Year Interest	Barclays Bank PLC	ICE LIBOR		Receive	1.05%	07/11/2017	JPY 556,500	$(38	) $	—	$38
Rate Swap		JPY 6 Month
Total								$(38	) $	—	$38

Amounts in thousands
Options

							Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date		Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; December 2017 $			98.75	12/19/2017		2,116	$170	$211			$41
Call - 90 Day Eurodollar Future; June 2017			$99.25	06/20/2017		4,129	350	26			(324)
Call - 90 Day Eurodollar Future; June 2017			$99.00	06/20/2017		1,197	66	8			(58)
Call - 90 Day Eurodollar Future; June 2017			$99.13	06/20/2017		2,192	99	14			(85)
Call - 90 Day Eurodollar Future; September			$98.88	09/19/2017		932	57	18			(39)
2017
Call - 90 Day Eurodollar Future; September			$98.75	09/19/2017		1,182	96	82			(14)
2017
Call - Bristol-Myers Squibb Co			$60.00	06/19/2017		423	86	1			(85)
Call - EUR versus PHP		EUR	58.50	11/30/2017		5,514,538	70	84			14
Call - EUR versus TRY		EUR	4.18	07/25/2017		1,320,000	20	11			(9)
Call - EUR versus TRY		EUR	4.18	07/25/2017		1,320,000	26	10			(16)
Call - EUR versus USD		EUR	1.11	08/09/2017		8,144,000	129	205			76
Call - EUR versus USD		EUR	1.11	10/25/2017		7,920,000	143	278			135
Call - EUR versus USD		EUR	1.12	09/28/2017		10,830,000	178	270			92
Call - EUR versus USD		EUR	1.10	08/09/2017		5,090,000	91	167			76
Call - EUR versus USD		EUR	1.09	08/09/2017		2,036,000	37	84			47
Call - EUR versus USD		EUR	1.08	06/19/2017		3,156,000	51	144			93
Call - Eurodollar, Mid-Curve 1 Yr Future;			$98.25	12/18/2017		642	267	289			22
December 2018
Call - Eurodollar, Mid-Curve 1 Yr Future;			$98.50	09/18/2017		2,422	304	348			44
September 2018
Call - Eurodollar, Mid-Curve 1 Yr Future;			$98.25	09/18/2017		651	172	284			112
September 2018
Call - SPDR S&P Oil & Gas Exploration &			$35.00	12/18/2017		1,394	435	245			(190)
Production ETF
Call - T-Mobile US Inc			$65.00	08/21/2017		84	41	40			(1)
Call - US Long Bond Future; September 2017			$158.00	08/28/2017		52	49	51			2
Call - US Long Bond Future; September 2017			$152.00	06/26/2017		104	108	242			134
Call - US Long Bond Future; September 2017			$156.00	06/26/2017		26	11	13			2
Call - USD versus CAD			$1.36	08/01/2017		9,400,000	139	56			(83)
Call - USD versus EUR			$1.05	07/14/2017		5,608,000	116	1			(115)
Call - USD versus KRW			$1,150.00	06/23/2017		2,835,000	32	7			(25)
Call - USD versus PHP			$51.06	05/21/2018		8,550,000	215	174			(41)
Call - USD versus ZAR			$13.90	07/03/2017		3,276,000	94	16			(78)
Call - USD versus ZAR			$13.90	07/03/2017		2,236,000	63	11			(52)
Put - EUR versus SEK		EUR	9.45	08/08/2017		2,890,000	13	3			(10)
Put - EUR versus SEK		EUR	9.50	10/02/2017		2,890,000	18	10			(8)
Put - EUR versus SEK		EUR	9.50	11/10/2017		2,890,000	25	17			(8)
Put - EUR versus USD		EUR	1.12	06/21/2017		3,045,000	18	11			(7)
Put - EUR versus USD		EUR	1.11	06/21/2017		8,670,000	71	21			(50)
Put - GBP versus USD		EUR	1.33	07/03/2017		8,670,000	71	55			(16)
Put - iShares Russell 2000 ETF			$130.00	07/03/2017		2,667	830	178			(652)
Put - S&P 500 Index			$2,300.00	06/19/2017		40	70	7			(63)
Put - S&P 500 Index			$1,975.00	12/18/2017		224	1,860	345			(1,515)
Put - S&P 500 Index			$2,325.00	06/19/2017		87	113	25			(88)
Put - S&P 500 Index			$2,175.00	03/19/2018		221	1,896	1,191			(705)
Put - S&P 500 Index			$2,350.00	06/19/2017		41	53	18			(35)
Put - S&P 500 Index			$2,025.00	09/18/2017		224	1,703	136			(1,567)
Put - S&P 500 Index			$2,150.00	06/18/2018		200	1,421	1,357			(64)
Put - S&P 500 Index			$2,100.00	06/19/2017		223	578	1			(577)
Put - SPDR S&P500 ETF Trust			$233.00	07/24/2017		574	115	85			(30)
Put - US Long Bond Future; September 2017			$146.00	08/28/2017		52	16	15			(1)

See accompanying notes

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Options (continued)

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - USD versus BRL		$3.14	07/24/2017	2,707,500	$49	$15	$(34)
Put - USD versus BRL		$3.14	07/24/2017	2,597,500	79	14	(65)
Put - USD versus NOK		$8.00	08/09/2017	676,475	2	1	(1)
Total					$12,716	$6,895	$(5,821)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Apple Inc		$165.00	07/24/2017	21	$(2)	$(1)	$1
Call - Bristol-Myers Squibb Co		$70.00	06/19/2017	423	(19)	—	19
Call - EUR versus SEK	EUR	9.92	11/10/2017	2,890,000	(26)	(30)	(4)
Call - EUR versus SEK	EUR	9.99	10/02/2017	2,890,000	(19)	(17)	2
Call - EUR versus SEK	EUR	9.93	08/08/2017	2,890,000	(13)	(13)	—
Call - EUR versus USD	EUR	1.20	03/28/2018	10,830,000	(100)	(123)	(23)
Call - EUR versus USD	EUR	1.19	04/25/2018	5,280,000	(54)	(91)	(37)
Call - EUR versus USD	GBP	1.12	08/23/2017	2,312,000	(29)	(19)	10
Call - EUR versus USD	EUR	1.11	06/19/2017	3,654,000	(25)	(81)	(56)
Call - Eurodollar, Mid-Curve 3 Yr Future;		$97.75	12/18/2017	720	(372)	(504)	(132)
December 2020
Call - Financial Select Sector SPDR Fund		$25.00	07/24/2017	301	(5)	(1)	4
Call - GBP versus USD	GBP	1.31	07/13/2017	3,045,000	(29)	(24)	5
Call - GBP versus USD	GBP	1.31	08/01/2017	2,436,000	(21)	(30)	(9)
Call - GBP versus USD	GBP	1.29	08/09/2017	2,036,000	(41)	(40)	1
Call - GBP versus USD	GBP	1.31	10/26/2017	1,320,000	(28)	(27)	1
Call - GBP versus USD	GBP	1.31	10/26/2017	1,320,000	(28)	(28)	—
Call - GBP versus USD	GBP	1.30	08/09/2017	1,221,600	(26)	(18)	8
Call - Oracle Corp		$48.00	07/24/2017	69	(2)	(2)	—
Call - Pfizer Inc		$36.00	07/24/2017	73	(2)	—	2
Call - Philip Morris International Inc		$120.00	06/19/2017	17	(1)	(2)	(1)
Call - SPDR S&P Oil & Gas Exploration &		$39.00	12/18/2017	1,394	(211)	(100)	111
Production ETF
Call - Straight Path Communications Inc		$140.00	06/19/2017	11	(19)	(43)	(24)
Call - T-Mobile US Inc		$70.00	08/21/2017	84	(15)	(8)	7
Call - USD versus BRL		$3.32	07/24/2017	2,707,500	(55)	(44)	11
Call - USD versus BRL		$3.32	07/24/2017	1,584,000	(26)	(26)	—
Call - USD versus KRW		$1,200.00	06/23/2017	4,536,000	(17)	(2)	15
Call - USD versus TRY		$3.75	07/17/2017	1,125,000	(9)	(5)	4
Call - USD versus TRY		$3.75	07/17/2017	1,125,000	(10)	(5)	5
Call - USD versus ZAR		$14.20	07/21/2017	2,236,000	(21)	(13)	8
Put - Euro Bund 10 Year Bund Future;	EUR	161.00	06/26/2017	15	(13)	—	13
September 2017
Put - Eurodollar, Mid-Curve 3 Yr Future;		$97.75	12/18/2017	979	(475)	(428)	47
December 2020
Put - GBP versus USD	GBP	1.27	07/11/2017	3,654,000	(16)	(24)	(8)
Put - iShares Russell 2000 ETF		$115.00	07/03/2017	667	(33)	(5)	28
Put - S&P 500 Index		$1,950.00	06/19/2017	74	(92)	—	92
Put - S&P 500 Index		$1,750.00	12/18/2017	224	(963)	(145)	818
Put - S&P 500 Index		$1,950.00	03/19/2018	221	(972)	(572)	400
Put - S&P 500 Index		$1,800.00	09/18/2017	224	(788)	(45)	743
Put - S&P 500 Index		$1,925.00	06/18/2018	200	(719)	(703)	16
Put - US Long Bond Future; September 2017		$151.00	08/28/2017	52	(62)	(63)	(1)
Put - US Long Bond Future; September 2017		$150.00	06/26/2017	26	(12)	(5)	7
Put - USD versus BRL		$3.08	11/22/2017	1,695,000	(11)	(15)	(4)
Put - USD versus BRL		$3.08	11/22/2017	1,915,000	(15)	(17)	(2)
Put - USD versus BRL		$3.08	11/22/2017	1,695,000	(11)	(14)	(3)
Put - USD versus COP		$2,950.00	06/12/2017	2,016,000	(30)	(29)	1
Put - USD versus JPY		$110.00	08/23/2017	2,890,000	(43)	(45)	(2)
Put - USD versus JPY		$110.25	07/07/2017	3,654,000	(29)	(38)	(9)
Put - USD versus JPY		$107.00	08/21/2017	4,046,000	(37)	(27)	10
Put - USD versus JPY		$110.25	10/25/2017	2,890,000	(40)	(72)	(32)
Put - USD versus KRW		$1,100.00	08/09/2017	2,545,000	(37)	(20)	17
Put - USD versus KRW		$1,100.00	09/28/2017	3,168,000	(40)	(42)	(2)
Put - USD versus KRW		$1,100.00	08/09/2017	2,545,000	(36)	(20)	16
Put - USD versus NOK		$7.95	08/09/2017	1,527,000	(18)	(2)	16
Total					$(5,717)	$(3,628)	$2,089

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Synthetic Futures

				Unrealized		Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	BIST 30 Index Future; June 2017	07/03/2017	$103	$7		$7	$—
Bank of America NA	Canada 10 Year Bond Future; September 2017	09/29/2017	(1,926)	(11)		—	(11)
Bank of America NA	Euro Bund 10 Year Bund Future; September	09/11/2017	13,104	1		1	—
	2017
Bank of America NA	Euro Buxl 30 Year Bond Future; September	09/11/2017	(1,312)	2		2	—
	2017
Bank of America NA	Euro-Bobl 5 Year Future; September 2017	09/11/2017	3,286	1		1	—
Bank of America NA	Euro-BTP Future; September 2017	09/11/2017	(454)	—		—	—
Bank of America NA	Euro-OAT Future; September 2017	09/11/2017	1,680	(1)		—	(1)
Bank of America NA	Euro-Schatz 2 Year Future; September 2017	09/11/2017	7,684	1		1	—
Bank of America NA	HSCEI China Index Future; June 2017	06/30/2017	1,386	60		60	—
Bank of America NA	Japan 10 Year Bond TSE Future; June 2017	06/20/2017	(40,999)	(136)		—	(136)
Bank of America NA	MSCI Taiwan Index Future; June 2017	06/29/2017	485	—		—	—
Bank of America NA	Nordic Exchange Stockholm Index Future;	06/17/2017	282	(2)		—	(2)
	June 2017
Bank of America NA	Taiwan TAIEX Index Future; June 2017	06/22/2017	1,525	7		7	—
Bank of America NA	Tel Aviv 25 Index Future; June 2017	06/29/2017	(713)	1		1	—
Bank of America NA	UK 10 Year Gilt Future; September 2017	09/28/2017	(18,001)	(75)		—	(75)
Bank of America NA	US 10 Year Note Future; September 2017	09/29/2017	17,987	71		71	—
Bank of America NA	US 2 Year Note Future; September 2017	10/04/2017	(4,760)	(2)		—	(2)
Bank of America NA	US 5 Year Note Future; September 2017	10/04/2017	(3,541)	(8)		—	(8)
Bank of America NA	US Long Bond Future; September 2017	09/29/2017	(1,830)	(16)		—	(16)
Bank of America NA	US Ultra Bond Future; September 2017	09/29/2017	(1,468)	(18)		—	(18)
Morgan Stanley & Co	BIST 30 Index Future; June 2017	07/03/2017	268	—		—	—
Morgan Stanley & Co	Bovespa Index Future; June 2017	06/15/2017	625	(24)		—	(24)
Morgan Stanley & Co	Hang Seng Index Future; June 2017	06/30/2017	812	5		5	—
Morgan Stanley & Co	HSCEI China Index Future; June 2017	06/30/2017	2,046	—		—	—
Morgan Stanley & Co	KOSPI 200 Index Future; June 2017	06/08/2017	3,775	481		481	—
Morgan Stanley & Co	MSCI Singapore Index Future; June 2017	06/30/2017	26	—		—	—
Morgan Stanley & Co	MSCI Taiwan Index Future; June 2017	06/29/2017	373	—		—	—
Morgan Stanley & Co	SGX CNX Nifty Index Future; June 2017	06/30/2017	(812)	(17)		—	(17)
Morgan Stanley & Co	Swiss Market Index Future; June 2017	06/16/2017	(12,160)	(768)		—	(62)
Morgan Stanley & Co	Taiwan TAIEX Index Future; June 2017	06/22/2017	199	—		—	—
Morgan Stanley & Co	WIG 20 Index Future; June 2017	06/16/2017	148	(5)		—	(5)
Total				$(446)		$637	$(377)

Amounts in thousands

Total Return Equity Basket Swaps

				Notional	Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Value	Asset		Liability
Bank of America NA	Floating rate based on 1 month Euribor Total return on a custom basket of long		12/27/2018	$415	$38		$—
	plus/less spread	and short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long		03/21/2018	222	87		—
	plus/less spread	and short securities traded in TWD
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long		03/22/2018	(29)	26		—
	plus/less spread	and short securities traded in MYR
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long		03/20/2018-	137	—		(133)
	plus/less spread	and short securities traded in KRW	04/19/2018
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long	03/22/2018	147	43		—
	plus/less spread	and short securities traded in IDR
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long		06/15/2017	46	—		—
	plus/less spread	and short securities traded in CLP
Deutsche Bank AG	Floating rate based on 28 day Mexico	Total return on a custom basket of long	03/22/2017	157	81		—
	Interbank TIIE Rate plus/less spread	and short securities traded in MXN
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long		11/28/2017-	(191)	—		(169)
	plus/less spread	and short securities traded in USD	03/19/2021
Deutsche Bank AG	Floating rate based on the 1 month	Total return on a custom basket of long	03/24/2017	73	—		(67)
	South Africa Johannesburg Interbank	and short securities traded in ZAR
	Agreed Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week EUR	Total return on a custom basket of long	08/21/2017	(1,047)	873		—
	LIBOR plus/less spread	and short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long		03/22/2017	273	16		—
	plus/less spread	and short securities traded in BRL
Deutsche Bank AG	Floating rate based on the Poland	Total return on a custom basket of long	01/20/2022	(30)	16		—
	Warsaw Interbank Offer/Bid Spot	and short securities traded in PLN
	Week Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week HIBOR	Total return on a custom basket of long	01/19/2022	436	117		—
	plus/less spread	and short securities traded in HKD
Deutsche Bank AG	Floating rate based on the Overnight	Total return on a custom basket of long	10/19/2016	150	—		(1)
	RBA Cash Rate plus/less spread	and short securities traded in AUD

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Total Return Equity Basket Swaps (continued)

							Notional		Fair Value
Counterparty	Fund Pays		Fund Receives	Expiration Date			Value		Asset		Liability
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long		05/19/2017		- $	(74	) $	725			$—
	plus/less spread	and short securities traded in GBP			01/19/2018
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long			12/17/2018		(375)		135			—
	plus/less spread	and short securities traded in SEK
Morgan Stanley & Co	Floating rate based on the Bank of	Total return on a custom basket of long			08/23/2018		(227)		1,275			—
	Japan Estimate Unsecured Overnight	and short securities traded in JPY
	Call Rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long			12/17/2018		226		—			(31)
	plus/less spread	and short securities traded in NOK
Morgan Stanley & Co Floating rate based on 1 month LIBOR Total return on a custom basket of long				08/22/2017-			30,878		2,018			—
	plus/less spread	and short securities traded in USD			10/11/2017
Morgan Stanley & Co Floating rate based on 1 month Euribor Total return on a custom basket of long				11/22/2017-			(822)		—			(394)
	plus/less spread	and short securities traded in EUR			05/08/2018
Morgan Stanley & Co	Floating rate based on the Federal	Total return on a custom basket of long			09/14/2017		9,539		5,695			—
	Funds Rate plus/less spread	and short securities traded in USD
Morgan Stanley & Co Floating rate based on 1 month LIBOR Total return on a custom basket of long					02/21/2019		802		13			—
	plus/less spread	and short securities traded in HKD
Morgan Stanley & Co	Floating rate based on 1 day RBACR	Total return on a custom basket of long			10/23/2018		136		6			—
	plus/less spread	and short securities traded in AUD
Morgan Stanley & Co	Floating rate based on the Federal	Total return on a custom basket of long			02/20/2019		1,135		122			—
	Funds Rate plus/less spread	and short securities traded in SEK
Morgan Stanley & Co	Floating rate based on the Federal	Total return on a custom basket of long			02/21/2019		(82,206)		—			(474)
	Funds Rate plus/less spread	and short securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 day EONIA	Total return on a custom basket of long			12/17/2018		1,918		526			—
	plus/less spread	and short securities traded in EUR
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long			10/09/2018		730		—			(129)
	plus/less spread	and short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day TOIS	Total return on a custom basket of long			03/05/2018		347		254			—
and short securities traded in CHF
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long			12/17/2018		(125)		126			—
	plus/less spread	and short securities traded in DKK
Total						$(37,359		) $	12,192			$(1,398)

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

Total Return Swaps

			Pay/Receive		Expiration		Notional				Fair Value
Counterparty (Issuer)	Reference Entity	Contracts	Positive Return	Financing Rate	Date				Amount		Asset	Liability
Citigroup Inc	National Bank of Kazakhstan	1,923,963,846	Receive	3 month LIBOR plus	07/03/2017				$5,920	$	— $	(189)
	Notes			1.50%
Citigroup Inc	National Bank of Kazakhstan	828,566,600	Receive	3 month LIBOR plus	10/09/2017				2,491		55	—
	Notes			1.50%
HSBC Securities Inc	Digicel International Finance	8,000,000	Receive	3 month LIBOR plus	11/28/2017				5,214		105	—
	Ltd			1.50%
HSBC Securities Inc	Egypt Treasury Bills	63,500,000	Receive	3 month LIBOR plus	07/26/2017				3,379		17	—
				1.15%
HSBC Securities Inc	Egypt Treasury Bills	129,100,000	Receive	3 month LIBOR plus	06/27/2017				6,823		176	—
				1.15%
Morgan Stanley & Co	MSCI Brazil Net Return	21	Receive	Brazil Cetip	06/21/2017		BRL		16		—	—
	BRL Index			Interbank Deposit
				minus .30%
Morgan Stanley & Co	MSCI China Net Return	1,761	Receive	1 Month HIBOR	06/21/2017				823		2	—
	HKD Index			plus .40%
Morgan Stanley & Co	MSCI China Net Return	1,808	Receive	1 Month HIBOR	06/21/2017				845		3	—
	HKD Index			plus .40%
Morgan Stanley & Co	MSCI Italy Net Return EUR	1,641,673	Pay	Euribor 1 Month	06/21/2017		EUR		17		34	—
	Index			minus 2.55%
Morgan Stanley & Co	MSCI Mexico Net Return	5,813,139	Pay	MXN TIIE Banxico	06/21/2017		MXN		6		1	—
	MXN Index			plus .25%
Morgan Stanley & Co	MSCI China Net Return	1,781	Receive	1 Month HIBOR	06/21/2017		HKD		832		2	—
	HKD Index			plus .40%
Morgan Stanley & Co	MSCI Netherlands Net	234,240	Pay	Euribor 1 Month	06/21/2017		EUR		1		—	(1)
	Return EUR Index			minus 1.00%
Morgan Stanley & Co	MSCI Poland Net Return	3,408	Receive	1 Month WIBOR	06/21/2017		PLN		667		—	(1)
	PLN Index			plus .25%
Morgan Stanley & Co	MSCI Singapore Net Return	231,471	Pay	SIBOR 1 Month	06/21/2017		SGD		—		—	—
	SGD Index			minus .20%

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Total Return Swaps (continued)

			Pay/Receive		Expiration	Notional		Fair Value
Counterparty (Issuer)	Reference Entity	Contracts	Positive Return Financing Rate		Date	Amount		Asset Liability
Morgan Stanley & Co	MSCI South Africa Net Return	29,360,513	Pay	SAFE South Africa	06/21/2017	ZAR	31		25	—
	ZAR Index			Johannesburg
				Interbank Agreed
				Rate 1 Month
				minus .90%
Morgan Stanley & Co	MSCI Switzerland Net Return	2,053,640	Pay	ICE LIBOR CHF 1	06/21/2017	CHF	1		—	(6)
	CHF Index			Month minus
				2.65%
Morgan Stanley & Co	MSCI Turkey Net Return TRY	88	Receive	1 Month TRLIBOR	06/21/2017	TRY	104		1	—
	Index			minus .25%
Total								$421		$(197)

Amounts in thousands except contracts

Currency Swaps

				Notional
			Notional Amount	Amount of	Upfront
			of Currency	Currency	Premiums	Unrealized			Fair Value
Counterparty (Issuer) Fund Receives	Fund Pays	Maturity Date	Received	Delivered	Paid/(Received)	Appreciation/(Depreciation)			Asset	Liability
Bank of America NA 3 Month LIBOR	10.86%	08/08/2022	$2,500	TRY 8,906	$—		$(19)	$	— $	(19)

Total					$—		$(19)	$	— $	(19)

Amounts in thousands

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(1.65%)	Open Ended		$7,920 $				(7,925)
Merrill Lynch		(1.00%)	06/01/2017		12,271				(12,271)
Merrill Lynch		(0.94%)	06/01/2017		13,400				(13,400)
Merrill Lynch		(0.94%)	06/01/2017		10,372				(10,372)
Merrill Lynch		(1.01%)	06/01/2017		46,585				(46,586)
Merrill Lynch		(1.00%)	06/01/2017		18,288				(18,289)
Merrill Lynch		(0.71%)	06/01/2017		14,821				(14,821)
Merrill Lynch		(0.96%)	06/01/2017		44,521				(44,522)
Merrill Lynch		(0.98%)	06/01/2017		592				(592)
Merrill Lynch		(0.98%)	06/01/2017		5,765				(5,765)
Merrill Lynch		(7.65%)	Open Ended	ZAR	5,761				(452)
Merrill Lynch		(7.60%)	Open Ended		17,518				(1,373)
Merrill Lynch		(7.65%)	Open Ended		7,424				(580)
Merrill Lynch		(7.60%)	Open Ended		12,326				(961)
Merrill Lynch		(7.65%)	Open Ended		6,438				(501)
Merrill Lynch		(8.00%)	Open Ended		10,120				(777)
Merrill Lynch		(7.65%)	Open Ended		7,872				(621)
Total					$			(179,808)

Amounts in thousands

See accompanying notes

Schedule of Investments Global Multi-Strategy Fund May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (11.09)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.07)%				Biotechnology - (0.03)%
Dentsu Inc	41,400	$2,108		Acorda Therapeutics Inc (a)	4,171	$57
				Innoviva Inc (a)	9,636	118
				Seattle Genetics Inc (a)	10,985	703
Aerospace & Defense - (0.13)%						$878
Arconic Inc	32,138	883
BAE Systems PLC	107,011	921		Building Materials - (0.06)%
Harris Corp	7,640	857		Asahi Glass Co Ltd	37,000	302
Rockwell Collins Inc	8,595	937		Daikin Industries Ltd	4,300	421
		$3,598		James Hardie Industries PLC	32,866	478
				Martin Marietta Materials Inc	1,969	441
Agriculture - (0.02)%						$1,642
Bunge Ltd	8,793	703
				Chemicals - (0.36)%
				Air Liquide SA	13,818	1,685
Airlines - (0.11)%				CF Industries Holdings Inc	18,990	511
American Airlines Group Inc	20,978	1,016		Clariant AG (a)	73,869	1,549
International Consolidated Airlines Group SA	106,724	833		Dow Chemical Co/The	13,973	866
Singapore Airlines Ltd	162,800	1,177		K+S AG	28,558	731
		$3,026		Kansai Paint Co Ltd	39,300	852
Apparel - (0.12)%				Mosaic Co/The	27,276	617
Gildan Activewear Inc	20,500	594		Nippon Paint Holdings Co Ltd	22,900	912
Hanesbrands Inc	24,785	512		Potash Corp of Saskatchewan Inc	68,166	1,126
Under Armour Inc - Class C (a)	86,495	1,542		Praxair Inc	4,428	586
VF Corp	12,663	681		Taiyo Nippon Sanso Corp	36,400	370
		$3,329		Toray Industries Inc	46,000	385
						$10,190
Automobile Manufacturers - (0.19)%
Daimler AG	12,914	939		Commercial Services - (0.21)%
Fiat Chrysler Automobiles NV (a)	23,601	249		Abertis Infraestructuras SA	92,400	1,692
Ford Motor Co	139,471	1,551		Element Fleet Management Corp	91,420	579
General Motors Co	40,284	1,367		Gartner Inc (a)	2,619	313
PACCAR Inc	16,590	1,044		H&R Block Inc	20,766	551
Tesla Inc (a)	855	292		MacDonald Dettwiler & Associates Ltd	4,411	205
		$5,442		Recruit Holdings Co Ltd	17,900	949
				Transurban Group	127,721	1,169
Automobile Parts & Equipment - (0.16)%				United Rentals Inc (a)	5,717	622
BorgWarner Inc	42,456	1,805				$6,080
Delphi Automotive PLC	5,479	482
Goodyear Tire & Rubber Co/The	53,277	1,716		Computers - (0.23)%
Meritor Inc (a)	22,750	354		Computershare Ltd	26,732	286
Yokohama Rubber Co Ltd/The	16,900	330		Hewlett Packard Enterprise Co	17,050	321
		$4,687		International Business Machines Corp	26,384	4,027
				NCR Corp (a)	6,349	245
Banks - (0.68)%				Seagate Technology PLC	36,646	1,597
Banco Santander SA	619,656	4,035				$6,476
Bank of Kyoto Ltd/The	144,000	1,214
Bank of Queensland Ltd	29,386	244		Consumer Products - (0.01)%
Bendigo & Adelaide Bank Ltd	68,430	573		Clorox Co/The	3,220	437
Canadian Imperial Bank of Commerce	7,955	622
Chugoku Bank Ltd/The	40,300	566		Cosmetics & Personal Care - (0.09)%
Citizens Financial Group Inc	27,048	922		Edgewell Personal Care Co (a)	7,090	519
Columbia Banking System Inc	6,144	226		Kao Corp	10,400	656
First Horizon National Corp	16,353	277		Shiseido Co Ltd	41,200	1,386
Home BancShares Inc/AR	3,381	79				$2,561
KeyCorp	47,390	828
M&T Bank Corp	22,050	3,450		Distribution & Wholesale - (0.19)%
PacWest Bancorp	2,605	122		Fossil Group Inc (a)	368,699	3,971
Resona Holdings Inc	89,200	455		G-III Apparel Group Ltd (a)	12,192	238
Signature Bank/New York NY (a)	12,866	1,840		Marubeni Corp	187,100	1,155
South State Corp	26	2				$5,364
Sumitomo Mitsui Financial Group Inc	26,400	945
Sumitomo Mitsui Trust Holdings Inc	40,900	1,381		Diversified Financial Services - (0.44)%
UBS Group AG (a)	48,587	774		AEON Financial Service Co Ltd	33,200	682
United Bankshares Inc/WV	10,715	410		Affiliated Managers Group Inc	5,155	793
Yamaguchi Financial Group Inc	31,000	355		Alliance Data Systems Corp	1,324	319
		$19,320		Ally Financial Inc	90,275	1,674
				Ameriprise Financial Inc	6,332	765
Beverages - (0.12)%				ASX Ltd	41,032	1,559
Anheuser-Busch InBev SA/NV	9,437	1,103		Japan Exchange Group Inc	48,200	779
Brown-Forman Corp - B Shares	24,340	1,264		Nasdaq Inc	28,803	1,949
Treasury Wine Estates Ltd	120,248	1,164		Navient Corp	27,352	395
		$3,531		Provident Financial PLC	47,757	1,878

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Diversified Financial Services (continued)				Gas - (0.03)%
Visa Inc	16,161	$1,539		Sempra Energy	7,750	$903
		$12,332

Electric - (0.51)%				Healthcare - Products - (0.14)%
AES Corp/VA	92,693	1,083		Becton Dickinson and Co	2,046	387
Black Hills Corp	9,813	682		Essilor International SA	12,896	1,715
Chugoku Electric Power Co Inc/The	88,300	1,006		Olympus Corp	51,200	1,870
Dominion Energy Inc	891	72				$3,972
Dynegy Inc (a)	10,652	88
Electricite de France SA	127,248	1,370		Healthcare - Services - (0.32)%
				Anthem Inc	36,606	6,675
Endesa SA	98,262	2,455		Brookdale Senior Living Inc (a)	222	3
Entergy Corp	10,201	807		Laboratory Corp of America Holdings (a)	5,340	742
Exelon Corp	53,029	1,925		Sonic Healthcare Ltd	69,221	1,190
FirstEnergy Corp	23,918	699
Great Plains Energy Inc	18,536	533		UnitedHealth Group Inc	2,040	358
Hokuriku Electric Power Co	50,100	489				$8,968
Kansai Electric Power Co Inc/The	100,300	1,404		Holding Companies - Diversified - (0.02)%
Kyushu Electric Power Co Inc	135,600	1,680		Wendel SA	3,762	574
NRG Yield Inc - A Shares	7,368	127
NRG Yield Inc - C Shares	2,005	35
		$14,455		Home Builders - (0.06)%
				PulteGroup Inc	70,074	1,589
Electrical Components & Equipment - (0.11)%
Acuity Brands Inc	4,884	796
Casio Computer Co Ltd	54,200	841		Home Furnishings - (0.04)%
General Cable Corp	1,867	31		Sony Corp	28,200	1,030
Nidec Corp	14,900	1,475
SunPower Corp (a)	1,383	11		Insurance - (0.54)%
		$3,154		Allianz SE	2,773	533
				Arthur J Gallagher & Co	26,420	1,499
Electronics - (0.16)%				Berkshire Hathaway Inc - Class B (a)	20,640	3,411
Alps Electric Co Ltd	22,300	625		Challenger Ltd/Australia	52,524	499
Amphenol Corp	11,618	867		Chubb Ltd	5,159	739
Hamamatsu Photonics KK	31,700	1,008		Fairfax Financial Holdings Ltd	293	129
Murata Manufacturing Co Ltd	3,100	429		Great-West Lifeco Inc	13,800	343
Nippon Electric Glass Co Ltd	45,000	313		Industrial Alliance Insurance & Financial	9,400	348
TTM Technologies Inc (a)	52,218	848
				Services Inc
Vishay Intertechnology Inc	20,174	330		Lincoln National Corp	11,772	765
		$4,420		MetLife Inc	9,881	500
Engineering & Construction - (0.08)%				Power Corp of Canada	71,400	1,523
Aeroports de Paris	9,417	1,439		Power Financial Corp	66,600	1,590
Cheung Kong Infrastructure Holdings Ltd	25,000	215		Prudential Financial Inc	9,826	1,030
Eiffage SA	6,430	585		Torchmark Corp	18,170	1,372
		$2,239		Voya Financial Inc	34,367	1,175
						$15,456
Entertainment - (0.09)%
Aristocrat Leisure Ltd	31,720	514		Internet - (0.40)%
Eldorado Resorts Inc (a)	10,960	227		Alibaba Group Holding Ltd ADR(a)	19,464	2,384
Oriental Land Co Ltd/Japan	23,100	1,492		Expedia Inc	3,039	437
Paddy Power Betfair PLC	3,525	370		Iliad SA	8,926	2,316
				Liberty Ventures (a)	1,811	97
		$2,603
				New Media Investment Group Inc	128,542	1,662
Environmental Control - (0.04)%				Palo Alto Networks Inc (a)	31	4
Republic Services Inc	7,606	484		Pandora Media Inc (a)	2,454	22
Stericycle Inc (a)	5,550	454		Twitter Inc (a)	45,464	833
		$938		United Internet AG	23,882	1,316
				VeriSign Inc (a)	24,005	2,164
Food - (0.27)%
Ajinomoto Co Inc	17,600	377				$11,235
Calbee Inc	21,600	837		Investment Companies - (0.18)%
Chr Hansen Holding A/S	15,171	1,062		Ares Capital Corp	3,095	52
Empire Co Ltd	42,200	640		Eurazeo SA	16,209	1,159
Hormel Foods Corp	24,123	811		Groupe Bruxelles Lambert SA	4,613	448
JM Smucker Co/The	3,750	480		Investor AB	53,364	2,465
Koninklijke Ahold Delhaize NV	26,996	596		Kinnevik AB	30,239	867
Kraft Heinz Co/The	13,193	1,216		Prospect Capital Corp	2,708	22
Kroger Co/The	17,038	507				$5,013
Marine Harvest ASA (a)	10,700	187
Mondelez International Inc	14,170	660		Iron & Steel - (0.04)%
Post Holdings Inc (a)	1,206	97		Allegheny Technologies Inc	7,180	111
				Kobe Steel Ltd (a)	110,000	1,006
		$7,470
						$1,117

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Leisure Products & Services - (0.02)%				Oil & Gas Services (continued)
Shimano Inc	3,800	$590		RPC Inc	19,400	$364
				Superior Energy Services Inc (a)	19,400	201
				Weatherford International PLC (a)	293,043	1,407
Lodging - (0.01)%
Wynn Resorts Ltd	2,306	297				$2,289
				Packaging & Containers - (0.04)%
Machinery - Diversified - (0.18)%				Amcor Ltd/Australia	29,558	337
Flowserve Corp	38,304	1,858		Ball Corp	20,500	838
MAN SE	6,615	699				$1,175
Roper Technologies Inc	2,790	634		Pharmaceuticals - (0.32)%
Wabtec Corp/DE	22,210	1,816		Alkermes PLC (a)	4,500	260
		$5,007		Allergan PLC	12,593	2,818
Media - (0.39)%				AmerisourceBergen Corp	4,072	374
				Amicus Therapeutics Inc (a)	14,542	117
Altice NV - A Shares (a)	42,400	1,055
Charter Communications Inc (a)	4,986	1,723		Chugai Pharmaceutical Co Ltd	25,400	966
DISH Network Corp (a)	2,554	163		McKesson Corp	2,241	365
EW Scripps Co/The (a)	107,248	1,842		Merck KGaA	8,339	1,008
Liberty Broadband Corp - C Shares (a)	5,290	471		Ono Pharmaceutical Co Ltd	15,600	324
Liberty Global PLC - A Shares (a)	28,181	862		Otsuka Holdings Co Ltd	10,000	451
Scripps Networks Interactive Inc	17,209	1,140		Santen Pharmaceutical Co Ltd	125,600	1,730
SFR Group SA (a)	44,338	1,564		Teva Pharmaceutical Industries Ltd ADR	18,564	517
TEGNA Inc	38,968	925				$8,930
Telenet Group Holding NV (a)	7,782	516		Pipelines - (0.18)%
Viacom Inc - B Shares	31,781	1,106		Cheniere Energy Inc (a)	10,761	524
		$11,367		Enbridge Inc	1	—
Metal Fabrication & Hardware - (0.05)%				Keyera Corp	10,300	306
MISUMI Group Inc	16,700	377		ONEOK Inc	20,271	1,007
Rexnord Corp (a)	5,044	115		Pembina Pipeline Corp	45,335	1,449
Tenaris SA	84,867	1,286		Targa Resources Corp	7,471	343
		$1,778		TransCanada Corp	31,700	1,472
						$5,101
Mining - (0.10)%
Cameco Corp	80,000	737		Private Equity - 0.00%
Fresnillo PLC	19,574	398		Kennedy-Wilson Holdings Inc	6	—
Goldcorp Inc	44,600	606
Mitsubishi Materials Corp	13,900	392		Real Estate - (0.11)%
Randgold Resources Ltd	5,069	481		Deutsche Wohnen AG	20,560	807
Teck Resources Ltd	22,600	402		Nomura Real Estate Holdings Inc	63,400	1,366
		$3,016		REA Group Ltd	10,377	495
				Swiss Prime Site AG (a)	5,225	481
Miscellaneous Manufacturers - (0.05)%
Textron Inc	27,370	1,308				$3,149
				REITS - (0.16)%
Office & Business Equipment - (0.08)%				Colony NorthStar Inc	15,374	217
Ricoh Co Ltd	131,500	1,110		Colony Starwood Homes	1,492	52
Xerox Corp	185,206	1,309		Host Hotels & Resorts Inc	49,783	896
		$2,419		RLJ Lodging Trust	16,279	331
				Sabra Health Care REIT Inc	38,327	898
Oil & Gas - (0.40)%				SBA Communications Corp (a)	2,545	352
BP PLC	108,197	654		Spirit Realty Capital Inc	3,942	28
Cabot Oil & Gas Corp	26,150	580		Starwood Property Trust Inc	12,560	277
Chesapeake Energy Corp (a)	30,740	156		Welltower Inc	23,939	1,736
Continental Resources Inc/OK (a)	19,131	719				$4,787
DCC PLC	2,308	219
Ensco PLC	15,687	98		Retail - (1.06)%
EOG Resources Inc	8,520	770		Advance Auto Parts Inc	13,784	1,842
Helmerich & Payne Inc	9,700	511		Aeon Co Ltd	30,400	459
				AutoNation Inc (a)	10,117	400
Lundin Petroleum AB	60,289	1,172		AutoZone Inc (a)	722	437
Noble Energy Inc	3,952	113
Patterson-UTI Energy Inc	14,550	310		Bed Bath & Beyond Inc	71,701	2,467
PrairieSky Royalty Ltd	59,500	1,284		Best Buy Co Inc	7,439	442
				Chipotle Mexican Grill Inc (a)	2,618	1,250
Statoil ASA	100,715	1,756
Suncor Energy Inc	28,800	901		Dillard's Inc	36,380	1,873
				Dollar Tree Inc (a)	10,369	806
Tesoro Corp	13,562	1,129
TOTAL SA	16,485	871		Domino's Pizza Enterprises Ltd	11,483	490
		$11,243		Don Quijote Holdings Co Ltd	21,500	840
				Gap Inc/The	102,415	2,305
Oil & Gas Services - (0.08)%				GNC Holdings Inc	29,363	223
Keane Group Inc (a)	3,880	60		Isetan Mitsukoshi Holdings Ltd	82,200	829
ProPetro Holding Corp (a)	19,400	257		J Front Retailing Co Ltd	40,300	569

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	INVESTMENT COMPANIES - (0.01)%	Shares	Value(000	's)

Retail (continued)				Exchange Traded Funds - (0.01)%
JC Penney Co Inc (a)	181,776	$854		SPDR S&P Oil & Gas Equipment & Services	19,400	$312
Kohl's Corp	110,877	4,261		ETF
L Brands Inc	5,452	281		VanEck Vectors Oil Services ET	1,940	50
Macy's Inc	80,499	1,892				$362
Marui Group Co Ltd	62,500	909		TOTAL INVESTMENT COMPANIES (proceeds $431)		$362
McDonald's Holdings Co Japan Ltd	19,700	705			Principal
Nordstrom Inc	38,749	1,620		BONDS- (1.06)%	Amount (000's)	Value(000	's)
O'Reilly Automotive Inc (a)	1,267	307
Ryohin Keikaku Co Ltd	5,800	1,510		Automobile Parts & Equipment - (0.07)%
Signet Jewelers Ltd	16,474	792		Goodyear Tire & Rubber Co/The
Staples Inc	85,008	772		5.13%, 11/15/2023	$2,000	$2,105
Tiffany & Co	8,986	782
Walgreens Boots Alliance Inc	7,960	645		Commercial Services - (0.14)%
		$30,562		Hertz Corp/The
Savings & Loans - (0.09)%				6.75%, 04/15/2019	3,898	3,910
BofI Holding Inc (a)	101,114	2,245
Sterling Bancorp/DE	15,775	338		Diversified Financial Services - (0.06)%
		$2,583
				International Lease Finance Corp
Semiconductors - (0.64)%				5.88%, 08/15/2022	1,436	1,630
Advanced Micro Devices Inc (a)	57,030	638
Analog Devices Inc	1	—		Food- (0.08)%
Intel Corp	144,164	5,206		Flowers Foods Inc
Lam Research Corp	59,306	9,203		4.38%, 04/01/2022	2,220	2,389
Microchip Technology Inc	36,299	3,024
Veeco Instruments Inc (a)	1,567	49
				Lodging - (0.06)%
		$18,120		Wynn Las Vegas LLC / Wynn Las Vegas
Software - (0.14)%				Capital Corp
Activision Blizzard Inc	8,374	490		5.50%, 03/01/2025	1,500	1,586
Red Hat Inc (a)	10,156	910
Splunk Inc (a)	22,281	1,364
Synopsys Inc (a)	9,904	741		Pharmaceuticals - (0.27)%
Workday Inc (a)	3,548	355		Endo Finance LLC
				5.75%, 01/15/2022	5,841	5,600
		$3,860		Valeant Pharmaceuticals International Inc
Telecommunications - (0.40)%				6.75%, 08/15/2018	2,065	2,082
AT&T Inc	23,589	909				$7,682
BCE Inc	12,265	556		Retail - (0.05)%
CenturyLink Inc	42,117	1,051		Macy's Retail Holdings Inc
Ciena Corp (a)	34,401	808
				4.50%, 12/15/2034	1,677	1,418
Nokia OYJ	128,112	811
SES SA	68,430	1,694
SoftBank Group Corp	16,000	1,299		Sovereign - (0.31)%
Swisscom AG	811	389		Republic of South Africa Government
T-Mobile US Inc (a)	19,414	1,309		International Bond
Verizon Communications Inc	47,381	2,210		4.88%, 04/14/2026	2,227	2,273
		$11,036		Turkey Government International Bond
				7.38%, 02/05/2025	5,581	6,519
Toys, Games & Hobbies - (0.07)%						$8,792
Nintendo Co Ltd	6,300	1,910
				Transportation - (0.02)%
				XPO Logistics Inc
Transportation - (0.24)%				6.50%, 06/15/2022	468	497
FedEx Corp	6,190	1,200
Keihan Holdings Co Ltd	254,000	1,679		TOTAL BONDS (proceeds $29,246)		$30,009
Keikyu Corp	59,000	702
Knight Transportation Inc	14,555	485			Principal
MTR Corp Ltd	70,000	399		CONVERTIBLE BONDS - (0.03)%	Amount (000's)	Value(000	's)
Odakyu Electric Railway Co Ltd	33,200	665		Commercial Services - (0.01)%
Seibu Holdings Inc	76,500	1,422		Square Inc
Ship Finance International Ltd	6,090	82		0.38%, 03/01/2022	100	120
Union Pacific Corp	3,399	375
Yamato Holdings Co Ltd	9,100	198
		$7,207		Diversified Financial Services - 0.00%
				Blackhawk Network Holdings Inc
Water - (0.03)%				1.50%, 01/15/2022	75	84
United Utilities Group PLC	69,907	928
				Internet - (0.01)%
TOTAL COMMON STOCKS (proceeds $297,792)		$315,502		Priceline Group Inc/The
				0.90%, 09/15/2021	225	258

See accompanying notes

		Schedule of Investments
		Global Multi-Strategy Fund
		May 31, 2017 (unaudited)

		Short Sales Outstanding

	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas - 0.00%
Nabors Industries Inc
0.75%, 01/15/2024	$75	$62

Pharmaceuticals - 0.00%
Neurocrine Biosciences Inc
2.25%, 05/15/2024	100	97

Software - (0.01)%
Nice Systems Inc
1.25%, 01/15/2024	25	28
Nuance Communications Inc
1.00%, 12/15/2035	275	267
		$295
TOTAL CONVERTIBLE BONDS (proceeds $886)		$916
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (4.50)%	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) - (0.46)%
3.50%, 07/01/2045	$12,636	$13,030

U.S. Treasury - (1.85)%
1.63%, 03/31/2019	11,622	11,697
1.88%, 01/31/2022	2,049	2,062
2.00%, 12/31/2021	2,677	2,709
2.00%, 05/31/2024	36,174	36,143
		$52,611

U.S. Treasury Inflation-Indexed Obligations - (2.19)%
0.13%, 04/15/2022	26,765	26,912
0.13%, 07/15/2022	3,868	3,907
0.63%, 07/15/2021	19,009	19,679
1.25%, 07/15/2020	11,451	12,040
		$62,538
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$128,179
OBLIGATIONS (proceeds $127,849)
TOTAL SHORT SALES (proceeds $456,204)		$474,968

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments Global Opportunities Fund May 31, 2017 (unaudited)

COMMON STOCKS - 96.90%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.11%				Electronics - 0.30%
L3 Technologies Inc	88,662	$14,947		Hon Hai Precision Industry Co Ltd	1,182,000	$4,044

Agriculture - 2.50%				Engineering & Construction - 1.08%
British American Tobacco PLC	468,651	33,528		Aena SA (b)	71,420	14,432

Airlines - 1.96%				Environmental Control - 1.09%
ANA Holdings Inc	3,674,000	12,040		Waste Management Inc	200,010	14,583
Southwest Airlines Co	237,037	14,243
		$26,283		Food - 2.53%
Apparel - 0.58%				Campbell Soup Co	214,539	12,368
LVMH Moet Hennessy Louis Vuitton SE	30,429	7,778		Charoen Pokphand Foods PCL (c)	9,278,400	6,782
				Tate & Lyle PLC	407,814	3,876
Automobile Manufacturers - 1.31%				WH Group Ltd (b)	11,656,500	10,920
Suzuki Motor Corp	373,300	17,562				$33,946
				Food Service - 1.03%
Banks - 8.42%				Compass Group PLC	640,638	13,822
Bank of America Corp	555,339	12,445
CaixaBank SA	2,146,847	10,158		Healthcare - Services - 5.13%
Danske Bank A/S	353,402	13,234		Anthem Inc	130,317	23,763
DBS Group Holdings Ltd	622,400	9,196		Fresenius SE & Co KGaA	160,195	13,723
JPMorgan Chase & Co	432,431	35,524		Humana Inc	57,453	13,344
Lloyds Banking Group PLC	9,159,605	8,337		UnitedHealth Group Inc	102,534	17,962
Mitsubishi UFJ Financial Group Inc	1,158,700	7,190				$68,792
SunTrust Banks Inc	119,546	6,380		Holding Companies - Diversified - 0.77%
Swedbank AB	437,114	10,519		Wharf Holdings Ltd/The	1,221,000	10,373
		$112,983
Biotechnology - 3.10%				Home Builders - 0.46%
Celgene Corp (a)	122,386	14,002		MRV Engenharia e Participacoes SA	1,555,200	6,224
Genmab A/S (a)	71,696	15,272
Gilead Sciences Inc	191,092	12,400		Insurance - 6.93%
		$41,674		Everest Re Group Ltd	63,205	16,095
Building Materials - 0.63%				NN Group NV	497,331	17,911
Asahi Glass Co Ltd	1,029,000	8,395		Ping An Insurance Group Co of China Ltd	1,647,500	10,544
				Prudential Financial Inc	126,009	13,212
Chemicals - 1.27%				Reinsurance Group of America Inc	56,753	7,066
Lonza Group AG (a)	82,040	17,011		SCOR SE	295,089	11,610
				Swiss Life Holding AG (a)	49,494	16,533
Commercial Services - 2.31%						$92,971
Ashtead Group PLC	464,167	9,365		Internet - 4.53%
Kroton Educacional SA	1,488,400	6,637		Alphabet Inc - A Shares (a)	38,227	37,734
Qualicorp SA	865,200	7,422		Amazon.com Inc (a)	13,884	13,809
Total System Services Inc	127,080	7,568		Facebook Inc (a)	61,582	9,327
		$30,992				$60,870
Computers - 4.29%				Machinery - Construction & Mining - 1.69%
Accenture PLC - Class A	146,410	18,223		ABB Ltd	431,114	10,848
Atos SE	106,435	15,271		Hitachi Ltd	1,964,000	11,846
DXC Technology Co	169,011	13,102				$22,694
Leidos Holdings Inc	198,647	11,037		Machinery - Diversified - 1.07%
		$57,633		Cummins Inc	90,805	14,320
Cosmetics & Personal Care - 2.98%
Colgate-Palmolive Co	260,878	19,920		Media - 0.86%
Unilever NV	351,809	20,041		CBS Corp	188,917	11,545
		$39,961
Distribution & Wholesale - 1.58%				Oil & Gas - 4.32%
Mitsubishi Corp	581,800	11,643		Chevron Corp	175,020	18,111
Wolseley PLC	144,942	9,565		EOG Resources Inc	149,459	13,498
		$21,208		LUKOIL PJSC ADR	159,556	7,647
Diversified Financial Services - 1.58%				Repsol SA	625,139	10,508
Amundi SA (b)	110,203	7,530		Royal Dutch Shell PLC - A Shares	302,954	8,234
KB Financial Group Inc	285,363	13,640				$57,998
		$21,170		Packaging & Containers - 1.09%
Electric - 3.70%				Packaging Corp of America	143,777	14,688
CenterPoint Energy Inc	626,101	17,913
Exelon Corp	518,357	18,821		Pharmaceuticals - 4.42%
Iberdrola SA	1,611,797	12,872		AbbVie Inc	382,543	25,256
		$49,606		Merck & Co Inc	316,372	20,599
Electrical Components & Equipment - 1.42%				Roche Holding AG	48,928	13,433
Furukawa Electric Co Ltd	172,400	7,712				$59,288
OSRAM Licht AG	147,724	11,319		Pipelines - 0.68%
		$19,031		Pembina Pipeline Corp	287,100	9,175

See accompanying notes

Schedule of Investments Global Opportunities Fund May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Private Equity - 0.70%				Country	Percent
3i Group PLC	818,137	$9,445		United States	51.60%
				United Kingdom	7.33%
Real Estate - 1.45%				Japan	6.54%
Sun Hung Kai Properties Ltd	566,000	8,370		Switzerland	5.02%
Vonovia SE	280,909	11,047		France	4.34%
		$19,417		Spain	3.58%
REITS - 2.86%				Germany	2.68%
American Tower Corp	66,368	8,707		Hong Kong	2.21%
Highwoods Properties Inc	130,859	6,595		Korea, Republic Of	2.17%
Prologis Inc	245,542	13,637		Denmark	2.13%
Summit Hotel Properties Inc	528,549	9,461		Netherlands	1.94%
		$38,400		Taiwan, Province Of China	1.52%
Retail - 3.05%				Brazil	1.51%
Alimentation Couche-Tard Inc	153,716	7,110		Ireland	1.36%
CVS Health Corp	118,307	9,090		Canada	1.21%
Wal-Mart Stores Inc	314,902	24,751		Bermuda	1.20%
		$40,951		China	0.79%
Semiconductors - 2.37%				Sweden	0.78%
Samsung Electronics Co Ltd	7,716	15,368		Singapore	0.68%
Taiwan Semiconductor Manufacturing Co Ltd	2,422,000	16,419		Russian Federation	0.57%
		$31,787		Thailand	0.51%
Software - 4.04%				Other Assets and Liabilities	0.33%
Microsoft Corp	474,865	33,164		TOTAL NET ASSETS	100.00%
Synopsys Inc (a)	281,924	21,108
		$54,272
Telecommunications - 4.53%
Cisco Systems Inc	768,420	24,228
NTT DOCOMO Inc	451,600	11,098
Orange SA	911,763	16,020
Verizon Communications Inc	203,340	9,484
		$60,830
Transportation - 1.18%
CSX Corp	134,228	7,271
Union Pacific Corp	78,154	8,620
		$15,891
TOTAL COMMON STOCKS		$1,300,520
INVESTMENT COMPANIES - 2.77%	Shares Held	Value(000	's)
Money Market Funds - 2.77%
Morgan Stanley Institutional Liquidity Funds -	37,241,502	37,242
Government Portfolio

TOTAL INVESTMENT COMPANIES		$37,242
Total Investments		$1,337,762
Other Assets and Liabilities - 0.33%		$4,421
TOTAL NET ASSETS - 100.00%		$1,342,183

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,882 or 2.45% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,782 or 0.51% of net assets.

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS - 96.54%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.43%				Automobile Parts & Equipment (continued)
Dentsu Inc	15,400	$784		Koito Manufacturing Co Ltd	8,100	$427
Hakuhodo DY Holdings Inc	16,600	220		Mobileye NV (a)	14,285	884
JCDecaux SA	5,325	177		NGK Insulators Ltd	18,700	375
Publicis Groupe SA	14,551	1,114		NGK Spark Plug Co Ltd	12,000	244
WPP PLC	91,687	2,063		NOK Corp	6,800	149
		$4,358		Nokian Renkaat OYJ	8,270	338
Aerospace & Defense - 1.21%				Stanley Electric Co Ltd	10,100	304
Airbus SE	41,495	3,413		Sumitomo Electric Industries Ltd	53,900	854
BAE Systems PLC	227,429	1,958		Sumitomo Rubber Industries Ltd	13,100	223
Cobham PLC	171,156	296		Toyoda Gosei Co Ltd	4,600	111
Dassault Aviation SA	177	264		Toyota Industries Corp	11,600	583
Elbit Systems Ltd	1,676	204		Valeo SA	17,118	1,195
IHI Corp	111,000	417		Yokohama Rubber Co Ltd/The	8,500	166
Kawasaki Heavy Industries Ltd	107,000	307				$13,968
Leonardo SpA	28,969	510		Banks - 12.91%
Meggitt PLC	55,527	359		ABN AMRO Group NV (b)	20,186	521
Rolls-Royce Holdings PLC (a)	118,466	1,326		Aozora Bank Ltd	85,000	312
Safran SA	22,389	1,980		Australia & New Zealand Banking Group Ltd	210,171	4,368
Thales SA	7,577	837		Banco Bilbao Vizcaya Argentaria SA	478,765	3,918
Zodiac Aerospace	14,639	387		Banco de Sabadell SA	381,922	788
		$12,258		Banco Espirito Santo SA (a),(c)	131,709	—
Agriculture - 1.61%				Banco Santander SA	1,043,854	6,797
British American Tobacco PLC	133,457	9,548		Bank Hapoalim BM	76,021	506
Golden Agri-Resources Ltd	505,300	133		Bank Leumi Le-Israel BM (a)	103,219	505
Imperial Brands PLC	68,627	3,211		Bank of East Asia Ltd/The	86,800	366
Japan Tobacco Inc	78,600	2,954		Bank of Ireland (a)	1,969,173	534
Swedish Match AB	13,510	456		Bank of Kyoto Ltd/The	21,000	177
		$16,302		Bank of Queensland Ltd	27,725	230
Airlines - 0.18%				Bankia SA	288,557	333
ANA Holdings Inc	83,000	272		Bankinter SA	48,257	445
Deutsche Lufthansa AG	16,779	327		Barclays PLC	1,214,446	3,287
easyJet PLC	11,372	207		Bendigo & Adelaide Bank Ltd	33,835	283
International Consolidated Airlines Group SA	45,537	356		BNP Paribas SA	80,337	5,672
Japan Airlines Co Ltd	8,600	252		BOC Hong Kong Holdings Ltd	264,500	1,193
Qantas Airways Ltd	32,785	122		CaixaBank SA	256,903	1,216
Singapore Airlines Ltd	38,600	279		Chiba Bank Ltd/The	49,000	321
		$1,815		Chugoku Bank Ltd/The	11,400	160
				Commerzbank AG (a)	76,200	804
Apparel - 1.06%
Adidas AG	13,478	2,584		Commonwealth Bank of Australia	123,350	7,292
Asics Corp	11,400	191		Concordia Financial Group Ltd	88,300	406
Burberry Group PLC	31,419	736		Credit Agricole SA	81,493	1,253
				Credit Suisse Group AG (a)	142,208	1,942
Christian Dior SE	3,902	1,115		Credit Suisse Group AG - Rights (a)	141,636	66
Hermes International	1,511	747
LVMH Moet Hennessy Louis Vuitton SE	19,959	5,101		Danske Bank A/S	52,813	1,978
Yue Yuen Industrial Holdings Ltd	53,000	211		DBS Group Holdings Ltd	127,600	1,885
				Deutsche Bank AG	148,099	2,598
		$10,685		DNB ASA	69,956	1,186
Automobile Manufacturers - 3.17%				Erste Group Bank AG (a)	21,535	782
Bayerische Motoren Werke AG	23,700	2,223		Fukuoka Financial Group Inc	55,000	247
Daimler AG	68,923	5,012		Hachijuni Bank Ltd/The	29,200	168
Ferrari NV	8,789	761		Hang Seng Bank Ltd	54,700	1,154
Fiat Chrysler Automobiles NV (a)	76,563	809
				Hiroshima Bank Ltd/The	35,000	143
Hino Motors Ltd	18,400	223		HSBC Holdings PLC	1,421,845	12,381
Honda Motor Co Ltd	123,200	3,451		ING Groep NV	277,640	4,660
Isuzu Motors Ltd	39,400	481		Intesa Sanpaolo SpA	908,238	2,605
Mazda Motor Corp	40,700	555		Intesa Sanpaolo SpA	66,750	181
Mitsubishi Motors Corp	47,900	311		Investec PLC	47,037	368
Nissan Motor Co Ltd	166,100	1,592		Japan Post Bank Co Ltd	28,900	358
Peugeot SA	34,776	688		KBC Group NV	17,956	1,352
Renault SA	12,701	1,185		Kyushu Financial Group Inc	24,800	152
Subaru Corp	43,900	1,484		Lloyds Banking Group PLC	5,115,352	4,656
Suzuki Motor Corp	24,500	1,153		Macquarie Group Ltd	23,145	1,542
Toyota Motor Corp	186,800	10,025		Mediobanca SpA	40,621	385
Volkswagen AG	2,323	365		Mitsubishi UFJ Financial Group Inc	862,100	5,350
Volvo AB - B Shares	111,247	1,817		Mizrahi Tefahot Bank Ltd	9,929	177
		$32,135		Mizuho Financial Group Inc	1,726,300	3,000
Automobile Parts & Equipment - 1.38%				National Australia Bank Ltd	191,516	4,274
Aisin Seiki Co Ltd	12,600	622		Natixis SA	67,368	445
Bridgestone Corp	46,400	1,949		Nordea Bank AB	217,432	2,786
Cie Generale des Etablissements Michelin	12,245	1,547		Oversea-Chinese Banking Corp Ltd	225,000	1,705
Continental AG	7,873	1,754		Raiffeisen Bank International AG (a)	10,596	280
Denso Corp	34,000	1,450		Resona Holdings Inc	157,900	806
GKN PLC	122,735	554		Royal Bank of Scotland Group PLC (a)	253,904	852
JTEKT Corp	15,900	239		Seven Bank Ltd	42,500	155

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Chemicals (continued)
Shinsei Bank Ltd	118,000	$190		JSR Corp	13,700	$230
Shizuoka Bank Ltd/The	36,000	299		K+S AG	13,701	351
Skandinaviska Enskilda Banken AB	108,736	1,310		Kaneka Corp	19,000	144
Societe Generale SA	54,927	2,880		Kansai Paint Co Ltd	14,600	316
Standard Chartered PLC (a)	235,128	2,221		Koninklijke DSM NV	12,986	968
Sumitomo Mitsui Financial Group Inc	96,000	3,438		Kuraray Co Ltd	25,300	455
Sumitomo Mitsui Trust Holdings Inc	23,644	799		LANXESS AG	6,550	490
Suruga Bank Ltd	12,400	268		Linde AG	13,294	2,544
Svenska Handelsbanken AB	109,317	1,538		Lonza Group AG (a)	5,330	1,105
Swedbank AB	64,825	1,560		Mitsubishi Chemical Holdings Corp	102,300	776
UBS Group AG (a)	261,881	4,174		Mitsubishi Gas Chemical Co Inc	12,900	266
UniCredit SpA (a)	143,282	2,510		Mitsui Chemicals Inc	66,000	328
United Overseas Bank Ltd	94,200	1,564		Nippon Paint Holdings Co Ltd	11,600	462
Westpac Banking Corp	240,278	5,444		Nissan Chemical Industries Ltd	8,800	309
Yamaguchi Financial Group Inc	14,000	160		Nitto Denko Corp	11,800	948
		$130,661		Novozymes A/S	16,508	747
Beverages - 2.19%				Shin-Etsu Chemical Co Ltd	27,800	2,497
Anheuser-Busch InBev SA/NV	54,543	6,374		Solvay SA	5,304	695
Asahi Group Holdings Ltd	27,600	1,101		Sumitomo Chemical Co Ltd	112,000	585
Carlsberg A/S	7,656	833		Symrise AG	8,827	635
Coca-Cola Amatil Ltd	40,994	285		Taiyo Nippon Sanso Corp	9,300	94
Coca-Cola Bottlers Japan Inc	8,900	287		Teijin Ltd	13,400	250
Coca-Cola European Partners PLC	15,560	641		Toray Industries Inc	105,100	878
Coca-Cola HBC AG (a)	13,005	378		Tosoh Corp	41,000	349
Diageo PLC	180,214	5,417		Umicore SA	6,814	451
Heineken Holding NV	7,215	671		Yara International ASA	12,711	474
Heineken NV	16,492	1,623				$35,277
Kirin Holdings Co Ltd	62,100	1,310		Commercial Services - 1.97%
Pernod Ricard SA	15,199	2,062		Abertis Infraestructuras SA	49,626	909
Remy Cointreau SA	1,599	175		Adecco Group AG (a)	11,639	869
Suntory Beverage & Food Ltd	9,900	481		AerCap Holdings NV (a)	10,724	472
Treasury Wine Estates Ltd	52,838	511		Ashtead Group PLC	35,735	721
		$22,149		Atlantia SpA	32,512	906
Biotechnology - 0.40%				Babcock International Group PLC	18,095	218
CSL Ltd	32,600	3,134		Benesse Holdings Inc	5,100	187
Genmab A/S (a)	4,103	874		Brambles Ltd	113,716	876
		$4,008		Bureau Veritas SA	18,976	435
Building Materials - 1.42%				Capita PLC	47,755	359
Asahi Glass Co Ltd	72,000	587		Dai Nippon Printing Co Ltd	37,000	411
Boral Ltd	83,919	427		Edenred	15,891	419
Cie de Saint-Gobain	35,773	1,999		Experian PLC	67,517	1,411
CRH PLC	59,609	2,153		G4S PLC	111,067	465
Daikin Industries Ltd	17,800	1,745		Groupe Eurotunnel SE	33,464	394
Fletcher Building Ltd	49,677	266		Hutchison Port Holdings Trust	374,080	151
Geberit AG	2,651	1,242		Intertek Group PLC	11,551	640
HeidelbergCement AG	10,652	993		ISS A/S	11,961	495
Imerys SA	2,563	222		Park24 Co Ltd	7,900	221
James Hardie Industries PLC	31,556	459		Randstad Holding NV	8,525	494
LafargeHolcim Ltd (a)	32,583	1,961		Recruit Holdings Co Ltd	26,200	1,389
LIXIL Group Corp	19,000	462		RELX NV	69,147	1,435
Rinnai Corp	2,400	216		RELX PLC	77,348	1,659
Sika AG	154	993		Secom Co Ltd	15,000	1,097
Taiheiyo Cement Corp	86,000	276		Securitas AB	22,414	357
TOTO Ltd	10,100	385		SGS SA	391	932
		$14,386		Sohgo Security Services Co Ltd	5,000	234
Chemicals - 3.48%				Toppan Printing Co Ltd	37,000	408
Air Liquide SA	27,837	3,395		Transurban Group	146,909	1,344
Air Water Inc	10,700	193				$19,908
Akzo Nobel NV	18,051	1,509		Computers - 0.72%
Arkema SA	4,861	508		Atos SE	6,756	969
Asahi Kasei Corp	90,000	866		Cap Gemini SA	11,502	1,191
BASF SE	65,747	6,215		Check Point Software Technologies Ltd (a)	9,389	1,052
Brenntag AG	11,058	642		Computershare Ltd	33,241	356
Covestro AG (b)	6,522	489		Fujitsu Ltd	140,000	1,020
Croda International PLC	9,394	480		Gemalto NV	5,825	346
Daicel Corp	20,000	237		Ingenico Group SA	4,181	406
EMS-Chemie Holding AG	585	411		Nomura Research Institute Ltd	9,481	361
Evonik Industries AG	11,674	403		NTT Data Corp	9,000	485
Givaudan SA	660	1,356		Obic Co Ltd	4,600	267
Hitachi Chemical Co Ltd	7,500	207		Otsuka Corp	3,700	228
Incitec Pivot Ltd	120,772	307		TDK Corp	9,300	561
Israel Chemicals Ltd	36,423	155				$7,242
Johnson Matthey PLC	13,853	557

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products - 0.60%				Electric (continued)
Henkel AG & Co KGaA	7,438	$925		Kansai Electric Power Co Inc/The	50,300	$704
Reckitt Benckiser Group PLC	47,608	4,883		Kyushu Electric Power Co Inc	30,500	378
Societe BIC SA	2,041	249		Mercury NZ Ltd	50,108	115
		$6,057		Meridian Energy Ltd	91,733	185
Cosmetics & Personal Care - 2.23%				Origin Energy Ltd (a)	125,629	717
Beiersdorf AG	7,214	775		Power Assets Holdings Ltd	99,000	886
Kao Corp	35,400	2,232		Red Electrica Corp SA	30,985	696
Kose Corp	2,100	227		RWE AG (a)	37,092	754
Lion Corp	16,000	339		SSE PLC	72,424	1,407
L'Oreal SA	18,031	3,857		Terna Rete Elettrica Nazionale SpA	100,717	569
Pola Orbis Holdings Inc	6,600	185		Tohoku Electric Power Co Inc	32,300	480
Shiseido Co Ltd	27,100	912		Tokyo Electric Power Co Holdings Inc (a)	103,400	424
Svenska Cellulosa AB SCA	43,557	1,536				$23,457
Unicharm Corp	28,800	779		Electrical Components & Equipment - 0.80%
Unilever NV	116,608	6,643		Brother Industries Ltd	16,800	373
Unilever PLC	91,874	5,122		Casio Computer Co Ltd	13,900	216
		$22,607		Gamesa Corp Tecnologica SA	17,065	387
Distribution & Wholesale - 1.06%				Legrand SA	19,135	1,313
Bunzl PLC	24,023	753		Mabuchi Motor Co Ltd	3,400	191
ITOCHU Corp	107,000	1,519		Nidec Corp	17,000	1,683
Jardine Cycle & Carriage Ltd	7,100	225		OSRAM Licht AG	5,995	459
Li & Fung Ltd	420,000	173		Prysmian SpA	14,738	410
Marubeni Corp	118,100	729		Schneider Electric SE (a)	40,292	3,105
Mitsubishi Corp	108,000	2,161				$8,137
Mitsui & Co Ltd	122,100	1,648		Electronics - 1.51%
Rexel SA	21,675	382		Alps Electric Co Ltd	14,200	398
Sumitomo Corp	85,000	1,083		Assa Abloy AB	71,747	1,612
Toyota Tsusho Corp	15,200	466		Hamamatsu Photonics KK	10,200	324
Travis Perkins PLC	17,960	378		Hirose Electric Co Ltd	2,185	291
Wolseley PLC	18,104	1,195		Hitachi High-Technologies Corp	4,800	190
		$10,712		Hoya Corp	27,800	1,368
Diversified Financial Services - 1.40%				Keyence Corp	6,980	3,167
Aberdeen Asset Management PLC	66,038	246		Koninklijke Philips NV	66,547	2,352
Acom Co Ltd (a)	28,500	120		Kyocera Corp	22,900	1,318
AEON Financial Service Co Ltd	8,100	166		MINEBEA MITSUMI Inc	27,500	448
ASX Ltd	13,858	527		Murata Manufacturing Co Ltd	13,700	1,896
Credit Saison Co Ltd	11,300	210		NEC Corp	186,000	482
Daiwa Securities Group Inc	119,000	723		Nippon Electric Glass Co Ltd	30,000	209
Deutsche Boerse AG	13,815	1,438		Omron Corp	13,700	572
Hargreaves Lansdown PLC	18,673	337		Yaskawa Electric Corp	18,100	360
Hong Kong Exchanges & Clearing Ltd	83,200	2,098		Yokogawa Electric Corp	16,300	283
Japan Exchange Group Inc	37,300	603				$15,270
Julius Baer Group Ltd (a)	16,020	831		Energy - Alternate Sources - 0.18%
London Stock Exchange Group PLC	22,568	995		Innogy SE (b)	9,941	408
Mebuki Financial Group Inc	71,600	280		Vestas Wind Systems A/S	15,858	1,408
Mitsubishi UFJ Lease & Finance Co Ltd	32,000	163				$1,816
Nomura Holdings Inc	259,900	1,552		Engineering & Construction - 1.29%
ORIX Corp	94,600	1,493		ACS Actividades de Construccion y Servicios	16,892	676
Partners Group Holding AG	1,241	761		SA
Provident Financial PLC	10,577	416		Aena SA (b)	4,830	976
Schroders PLC	8,898	362		Aeroports de Paris	2,124	324
Singapore Exchange Ltd	57,400	301		Auckland International Airport Ltd	68,198	338
Worldpay Group PLC (b)	143,167	573		Boskalis Westminster	6,517	225
		$14,195		Bouygues SA	15,243	653
Electric - 2.32%				Cheung Kong Infrastructure Holdings Ltd	47,000	405
AGL Energy Ltd	48,106	942		CIMIC Group Ltd	6,963	209
AusNet Services	128,963	162		Eiffage SA	5,261	478
Chubu Electric Power Co Inc	46,000	625		Ferrovial SA	34,643	782
Chugoku Electric Power Co Inc/The	19,800	226		Fraport AG Frankfurt Airport Services	2,977	241
CLP Holdings Ltd	117,000	1,279		Worldwide
Contact Energy Ltd	51,219	187		HOCHTIEF AG	1,380	254
DONG Energy A/S (b)	10,531	459		Japan Airport Terminal Co Ltd	3,300	129
E.ON SE	157,562	1,380		JGC Corp	14,800	224
EDP - Energias de Portugal SA	170,135	626		Kajima Corp	64,000	492
Electric Power Development Co Ltd	10,500	279		LendLease Group	39,645	480
Electricite de France SA	39,254	423		Obayashi Corp	46,300	512
Endesa SA	22,736	568		SATS Ltd	48,100	179
Enel SpA	582,213	3,117		Shimizu Corp	39,000	393
Engie SA	122,028	1,865		Singapore Technologies Engineering Ltd	111,600	300
Fortum OYJ	31,795	506		Skanska AB	24,344	579
HK Electric Investments & HK Electric	189,500	174		Sydney Airport	78,913	436
Investments Ltd (b)				Taisei Corp	74,000	632
Iberdrola SA	416,185	3,324

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Engineering & Construction (continued)				Gas (continued)
Vinci SA	35,898	$3,140		Hong Kong & China Gas Co Ltd	545,350	$1,166
		$13,057		National Grid PLC	246,033	3,455
Entertainment - 0.39%				Osaka Gas Co Ltd	134,000	529
Aristocrat Leisure Ltd	38,852	629		Snam SpA	162,881	747
Genting Singapore PLC	432,700	369		Toho Gas Co Ltd	26,000	201
Merlin Entertainments PLC (b)	50,900	347		Tokyo Gas Co Ltd	140,000	727
Oriental Land Co Ltd/Japan	15,600	1,008				$8,970
Paddy Power Betfair PLC	5,714	600		Hand & Machine Tools - 0.53%
Sankyo Co Ltd	3,100	104		Disco Corp	2,000	345
Sega Sammy Holdings Inc	12,400	157		Fuji Electric Co Ltd	39,000	209
Tabcorp Holdings Ltd	59,791	204		Makita Corp	16,000	602
Tatts Group Ltd	94,609	295		Sandvik AB	80,814	1,265
Toho Co Ltd/Tokyo	8,100	240		Schindler Holding AG	2,914	626
		$3,953		Schindler Holding AG	1,439	299
Environmental Control - 0.02%				SMC Corp/Japan	4,000	1,264
Kurita Water Industries Ltd	7,300	193		Techtronic Industries Co Ltd	98,000	463
				THK Co Ltd	8,600	240
Food - 4.54%						$5,313
Ajinomoto Co Inc	38,800	831		Healthcare - Products - 0.93%
Associated British Foods PLC	25,501	985		Cochlear Ltd	4,110	448
Barry Callebaut AG (a)	157	225		Coloplast A/S	8,503	728
Calbee Inc	5,800	225		ConvaTec Group PLC (a),(b)	83,815	346
Carrefour SA	40,600	1,060		CYBERDYNE Inc (a)	6,900	95
Casino Guichard Perrachon SA	3,972	245		Essilor International SA	14,853	1,974
Chocoladefabriken Lindt & Spruengli AG	7	514		Getinge AB	14,326	298
Chocoladefabriken Lindt & Spruengli AG	73	444		Olympus Corp	20,800	760
Chr Hansen Holding A/S	7,077	495		QIAGEN NV (a)	15,696	529
Colruyt SA	4,293	238		Shimadzu Corp	18,000	348
Danone SA	42,255	3,141		Smith & Nephew PLC	62,630	1,094
Distribuidora Internacional de Alimentacion	44,556	275		Sonova Holding AG	3,746	620
SA				Straumann Holding AG	681	377
First Pacific Co Ltd/Hong Kong	154,000	120		Sysmex Corp	11,200	666
Frutarom Industries Ltd	2,739	178		Terumo Corp	23,000	935
ICA Gruppen AB	5,758	207		William Demant Holding A/S (a)	8,570	225
J Sainsbury PLC	117,406	425				$9,443
Jeronimo Martins SGPS SA	18,017	359		Healthcare - Services - 0.62%
Kerry Group PLC	11,339	1,001		Eurofins Scientific SE	783	415
Kikkoman Corp	10,500	329		Fresenius Medical Care AG & Co KGaA	15,393	1,472
Koninklijke Ahold Delhaize NV	91,718	2,024		Fresenius SE & Co KGaA	29,715	2,546
Marine Harvest ASA (a)	27,520	481		Healthscope Ltd	124,203	186
MEIJI Holdings Co Ltd	8,700	712		Mediclinic International PLC	26,386	275
METRO AG	12,760	428		Miraca Holdings Inc	4,000	168
Nestle SA	222,779	19,021		Ramsay Health Care Ltd	10,125	519
NH Foods Ltd	12,000	376		Ryman Healthcare Ltd	28,633	169
Nisshin Seifun Group Inc	14,095	233		Sonic Healthcare Ltd	28,311	487
Nissin Foods Holdings Co Ltd	4,100	259				$6,237
Orkla ASA	58,350	584		Holding Companies - Diversified - 0.67%
Seven & i Holdings Co Ltd	53,900	2,291		Bollore SA	62,412	287
Tate & Lyle PLC	33,263	316		CK Hutchison Holdings Ltd	192,632	2,509
Tesco PLC (a)	585,189	1,387		Industrivarden AB	11,749	277
Toyo Suisan Kaisha Ltd	6,400	249		Jardine Matheson Holdings Ltd	15,339	980
Wesfarmers Ltd	80,955	2,568		Jardine Strategic Holdings Ltd	15,800	663
WH Group Ltd (b)	576,500	540		Keppel Corp Ltd	104,000	484
Wilmar International Ltd	114,500	293		NWS Holdings Ltd	110,500	214
Wm Morrison Supermarkets PLC	158,826	504		Swire Pacific Ltd	35,500	349
Woolworths Ltd	92,210	1,785		Wendel SA	2,021	308
Yakult Honsha Co Ltd	6,300	445		Wharf Holdings Ltd/The	87,000	739
Yamazaki Baking Co Ltd	9,500	197				$6,810
		$45,990		Home Builders - 0.50%
Food Service - 0.34%				Barratt Developments PLC	72,080	569
Compass Group PLC	117,700	2,539		Berkeley Group Holdings PLC	9,408	395
Sodexo SA	6,602	901		Daiwa House Industry Co Ltd	40,400	1,320
		$3,440		Iida Group Holdings Co Ltd	10,520	174
Forest Products & Paper - 0.25%				Persimmon PLC	22,085	700
Mondi PLC	26,288	687		Sekisui Chemical Co Ltd	29,200	513
Oji Holdings Corp	62,000	304		Sekisui House Ltd	43,100	739
Stora Enso OYJ	39,434	499		Taylor Wimpey PLC	234,156	614
UPM-Kymmene OYJ	38,206	1,076				$5,024
		$2,566		Home Furnishings - 0.68%
Gas - 0.89%				Electrolux AB	17,220	552
Centrica PLC	392,909	1,030		Hoshizaki Corp	3,800	335
Enagas SA	16,234	483		Panasonic Corp	157,900	2,025
Gas Natural SDG SA	25,070	632		SEB SA	1,616	284

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Furnishings (continued)				Iron & Steel - 0.50%
Sharp Corp/Japan (a)	107,000	$393		ArcelorMittal (a)	47,548	$1,031
Sony Corp	90,300	3,297		BlueScope Steel Ltd	40,990	350
		$6,886		Fortescue Metals Group Ltd	111,447	401
Insurance - 5.37%				Hitachi Metals Ltd	15,300	204
Admiral Group PLC	14,247	374		JFE Holdings Inc	37,300	622
Aegon NV	126,227	630		Kobe Steel Ltd (a)	22,100	202
Ageas	13,951	564		Nippon Steel & Sumitomo Metal Corp	54,377	1,157
AIA Group Ltd	862,800	6,105		thyssenkrupp AG	26,332	699
Allianz SE	32,713	6,292		voestalpine AG	8,139	369
AMP Ltd	211,724	795				$5,035
Assicurazioni Generali SpA	89,329	1,411		Leisure Products & Services - 0.31%
Aviva PLC	290,790	1,973		Carnival PLC	13,520	868
AXA SA	138,880	3,708		Flight Centre Travel Group Ltd	3,976	106
Baloise Holding AG	3,578	548		Shimano Inc	5,200	807
Challenger Ltd/Australia	40,922	389		TUI AG	31,516	487
CNP Assurances	12,287	270		Yamaha Corp	12,000	388
Dai-ichi Life Holdings Inc	77,100	1,284		Yamaha Motor Co Ltd	20,000	502
Direct Line Insurance Group PLC	98,427	443				$3,158
Gjensidige Forsikring ASA	14,315	231		Lodging - 0.53%
Hannover Rueck SE	4,315	514		Accor SA	13,251	628
Insurance Australia Group Ltd	169,475	801		City Developments Ltd	29,200	224
Japan Post Holdings Co Ltd	32,100	392		Crown Resorts Ltd	28,677	276
Legal & General Group PLC	426,264	1,385		Galaxy Entertainment Group Ltd	168,000	971
Mapfre SA	77,155	275		InterContinental Hotels Group PLC	12,859	726
Medibank Pvt Ltd	197,141	403		Melco Resorts & Entertainment Ltd ADR	17,638	398
MS&AD Insurance Group Holdings Inc	33,900	1,190		MGM China Holdings Ltd	67,600	150
Muenchener Rueckversicherungs-Gesellschaft	11,528	2,276		Sands China Ltd	172,800	797
AG in Muenchen				Shangri-La Asia Ltd	88,166	135
NN Group NV	21,572	777		SJM Holdings Ltd	141,000	137
Old Mutual PLC	352,903	857		Whitbread PLC	13,114	725
Poste Italiane SpA (b)	37,398	263		Wynn Macau Ltd	111,200	247
Prudential PLC	184,768	4,146				$5,414
QBE Insurance Group Ltd	98,182	942		Machinery - Construction & Mining - 1.19%
RSA Insurance Group PLC	72,987	589		ABB Ltd	142,685	3,591
Sampo Oyj	31,999	1,623		Atlas Copco AB - A Shares	48,068	1,778
SCOR SE	12,368	487		Atlas Copco AB - B Shares	27,932	922
Sompo Holdings Inc	25,250	974		Hitachi Construction Machinery Co Ltd	7,700	179
Sony Financial Holdings Inc	12,400	191		Hitachi Ltd	345,000	2,081
St James's Place PLC	37,760	571		Komatsu Ltd	66,000	1,602
Standard Life PLC	141,665	700		Mitsubishi Electric Corp	138,200	1,905
Suncorp Group Ltd	92,356	950				$12,058
Swiss Life Holding AG (a)	2,296	767
				Machinery - Diversified - 1.07%
Swiss Re AG	23,197	2,115		Alstom SA (a)	11,004	386
T&D Holdings Inc	38,900	550		Amada Holdings Co Ltd	24,300	283
Tokio Marine Holdings Inc	48,800	2,071		ANDRITZ AG	5,210	313
Tryg A/S	8,089	166		CNH Industrial NV	73,104	813
UnipolSai Assicurazioni SpA	70,896	161		FANUC Corp	13,800	2,716
Zurich Insurance Group AG	10,784	3,173		GEA Group AG	13,090	538
		$54,326		Hexagon AB	18,504	810
Internet - 0.47%				Husqvarna AB	29,825	309
Auto Trader Group PLC (b)	70,066	376		Kone OYJ	24,156	1,195
Iliad SA	1,891	491		Kubota Corp	75,400	1,193
Kakaku.com Inc	10,100	144		MAN SE	2,522	267
LINE Corp (a)	3,100	110		Metso OYJ	8,071	274
M3 Inc	15,000	432		Mitsubishi Heavy Industries Ltd	228,000	899
Mixi Inc	3,200	201		Nabtesco Corp	8,100	238
Rakuten Inc	66,600	809		Sumitomo Heavy Industries Ltd	41,000	267
SBI Holdings Inc/Japan	14,390	186		Weir Group PLC/The	15,585	365
SEEK Ltd	23,651	297				$10,866
Start Today Co Ltd	13,800	344		Media - 0.76%
Trend Micro Inc/Japan	8,500	427		Altice NV - A Shares (a)	27,842	693
United Internet AG	8,804	485		Altice NV - B Shares (a)	6,690	167
Yahoo Japan Corp	101,800	457		Axel Springer SE	3,476	219
		$4,759		ITV PLC	259,337	654
Investment Companies - 0.34%				Lagardere SCA	8,447	266
Eurazeo SA	3,143	225		Pearson PLC	58,882	536
EXOR NV	7,763	434		ProSiebenSat.1 Media SE	16,678	709
Groupe Bruxelles Lambert SA	5,774	561		RTL Group SA	2,769	216
Investor AB	32,604	1,506		Schibsted ASA - A Shares	5,411	129
Kinnevik AB	16,772	481		Schibsted ASA - B Shares	6,377	138
Pargesa Holding SA	2,763	215		Singapore Press Holdings Ltd	114,500	262
		$3,422		Sky PLC	73,831	944
				Telenet Group Holding NV (a)	3,776	250

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media (continued)				Packaging & Containers (continued)
Vivendi SA	73,706	$1,599		Toyo Seikan Group Holdings Ltd	11,700	$187
Wolters Kluwer NV	21,610	948				$1,131
		$7,730		Pharmaceuticals - 8.56%
Metal Fabrication & Hardware - 0.19%				Actelion Ltd (a)	6,942	1,972
Maruichi Steel Tube Ltd	4,000	117		Alfresa Holdings Corp	13,400	258
MISUMI Group Inc	19,600	442		Astellas Pharma Inc	154,100	1,948
NSK Ltd	27,600	329		AstraZeneca PLC	90,572	6,120
SKF AB	26,997	552		Bayer AG	59,195	7,865
Tenaris SA	33,801	512		Chugai Pharmaceutical Co Ltd	16,000	609
		$1,952		Daiichi Sankyo Co Ltd	40,600	890
Mining - 2.03%				Eisai Co Ltd	19,000	1,001
Alumina Ltd	175,225	250		GlaxoSmithKline PLC	351,503	7,694
Anglo American PLC (a)	95,358	1,272		Grifols SA	21,352	605
Antofagasta PLC	28,228	292		H Lundbeck A/S	4,951	263
BHP Billiton Ltd	229,903	4,042		Hikma Pharmaceuticals PLC	10,305	224
BHP Billiton PLC	151,188	2,285		Hisamitsu Pharmaceutical Co Inc	4,400	221
Boliden AB	19,578	535		Ipsen SA	2,692	339
Fresnillo PLC	15,824	322		Kyowa Hakko Kirin Co Ltd	18,500	317
Glencore PLC (a)	875,861	3,226		Medipal Holdings Corp	12,200	224
Mitsubishi Materials Corp	8,000	226		Merck KGaA	9,251	1,118
Newcrest Mining Ltd	54,884	860		Mitsubishi Tanabe Pharma Corp	16,000	356
Norsk Hydro ASA	96,268	522		Novartis AG	159,848	13,081
Randgold Resources Ltd	6,728	638		Novo Nordisk A/S	129,659	5,505
Rio Tinto Ltd	30,364	1,414		Ono Pharmaceutical Co Ltd	29,400	612
Rio Tinto PLC	88,578	3,537		Orion Oyj	7,383	477
South32 Ltd	381,093	747		Otsuka Holdings Co Ltd	27,900	1,258
Sumitomo Metal Mining Co Ltd	35,000	425		Recordati SpA	7,484	301
		$20,593		Roche Holding AG	50,291	13,807
Miscellaneous Manufacturers - 1.24%				Sanofi	83,237	8,245
Alfa Laval AB	21,017	423		Santen Pharmaceutical Co Ltd	26,200	361
FUJIFILM Holdings Corp	29,400	1,072		Shionogi & Co Ltd	21,100	1,128
IMI PLC	19,467	315		Shire PLC	64,754	3,729
Konica Minolta Inc	34,100	268		Sumitomo Dainippon Pharma Co Ltd	11,400	174
Nikon Corp	24,300	374		Suzuken Co Ltd/Aichi Japan	5,100	168
Orica Ltd	26,927	394		Taisho Pharmaceutical Holdings Co Ltd	2,200	172
Siemens AG	54,761	7,832		Takeda Pharmaceutical Co Ltd	50,900	2,623
Smiths Group PLC	28,306	585		Taro Pharmaceutical Industries Ltd (a)	880	94
Toshiba Corp (a)	287,000	654		Teva Pharmaceutical Industries Ltd ADR	65,349	1,821
Wartsila OYJ Abp	10,588	629		UCB SA	9,050	639
		$12,546		Vifor Pharma AG	3,490	411
Office & Business Equipment - 0.34%						$86,630
Canon Inc	76,300	2,623		Pipelines - 0.08%
Ricoh Co Ltd	50,600	427		APA Group	79,765	567
Seiko Epson Corp	20,000	419		Koninklijke Vopak NV	5,032	228
		$3,469				$795
Oil & Gas - 4.53%				Private Equity - 0.08%
BP PLC	1,400,193	8,459		3i Group PLC	69,636	804
Caltex Australia Ltd	18,668	459
DCC PLC	6,357	605		Real Estate - 1.66%
Eni SpA	182,102	2,895		Aeon Mall Co Ltd	8,150	153
Galp Energia SGPS SA	35,881	554		Azrieli Group Ltd	3,027	163
Idemitsu Kosan Co Ltd	6,300	177		CapitaLand Ltd	183,500	472
Inpex Corp	68,000	627		Cheung Kong Property Holdings Ltd	190,132	1,425
JXTG Holdings Inc	220,530	962		Daito Trust Construction Co Ltd	5,000	789
Lundin Petroleum AB	13,401	260		Deutsche Wohnen AG	25,385	996
Neste Oyj	9,176	364		Global Logistic Properties Ltd	190,600	399
Oil Search Ltd	98,099	519		Hang Lung Group Ltd	63,000	261
OMV AG	10,541	550		Hang Lung Properties Ltd	144,000	372
Repsol SA	85,694	1,440		Henderson Land Development Co Ltd	78,357	506
Royal Dutch Shell PLC - A Shares	317,036	8,617		Hongkong Land Holdings Ltd	84,202	636
Royal Dutch Shell PLC - B Shares	268,114	7,422		Hulic Co Ltd	21,300	201
Santos Ltd (a)	134,212	336		Hysan Development Co Ltd	44,000	208
Showa Shell Sekiyu KK	13,500	124		Kerry Properties Ltd	46,500	164
Statoil ASA	81,302	1,418		L E Lundbergforetagen AB	2,719	213
TOTAL SA	166,853	8,815		Mitsubishi Estate Co Ltd	89,600	1,674
Woodside Petroleum Ltd	54,273	1,297		Mitsui Fudosan Co Ltd	63,800	1,508
		$45,900		New World Development Co Ltd	416,000	517
Oil & Gas Services - 0.03%				Nomura Real Estate Holdings Inc	8,900	192
Petrofac Ltd	18,570	91		REA Group Ltd	3,771	180
Saipem SpA (a)	43,421	177		Sino Land Co Ltd	223,073	388
		$268		Sumitomo Realty & Development Co Ltd	25,000	753
Packaging & Containers - 0.11%				Sun Hung Kai Properties Ltd	103,000	1,523
Amcor Ltd/Australia	82,903	944		Swire Properties Ltd	83,600	279

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Retail (continued)
Swiss Prime Site AG (a)	5,115	$471		Yamada Denki Co Ltd	44,800	$235
Tokyo Tatemono Co Ltd	14,700	202		Zalando SE (a),(b)	7,964	381
Tokyu Fudosan Holdings Corp	36,600	220				$22,491
UOL Group Ltd	34,500	175		Semiconductors - 1.11%
Vonovia SE	33,381	1,313		ASM Pacific Technology Ltd	18,900	271
Wheelock & Co Ltd	58,000	434		ASML Holding NV	26,722	3,528
		$16,787		Infineon Technologies AG	81,178	1,798
REITS - 1.62%				NXP Semiconductors NV (a)	24,768	2,722
Ascendas Real Estate Investment Trust	177,850	337		Rohm Co Ltd	6,800	545
British Land Co PLC/The	70,027	572		STMicroelectronics NV	45,626	750
CapitaLand Commercial Trust	148,400	178		Tokyo Electron Ltd	11,200	1,603
CapitaLand Mall Trust	177,500	255				$11,217
Daiwa House REIT Investment Corp	102	263		Shipbuilding - 0.03%
Dexus	69,288	534		Sembcorp Industries Ltd	70,300	161
Fonciere Des Regions	2,378	222		Yangzijiang Shipbuilding Holdings Ltd	164,700	151
Gecina SA	2,950	453				$312
Goodman Group	128,071	808		Software - 1.17%
GPT Group/The	128,901	501		Amadeus IT Group SA	31,412	1,834
Hammerson PLC	56,778	429		Dassault Systemes SE	9,207	849
ICADE	2,387	193		DeNA Co Ltd	7,600	168
Intu Properties PLC	63,048	221		Konami Holdings Corp	6,700	329
Japan Prime Realty Investment Corp	60	229		Nexon Co Ltd	14,000	264
Japan Real Estate Investment Corp	89	468		Oracle Corp Japan	2,700	159
Japan Retail Fund Investment Corp	182	354		Sage Group PLC/The	77,328	719
Klepierre	15,751	658		SAP SE	70,351	7,560
Land Securities Group PLC	56,603	781				$11,882
Link REIT	158,000	1,246		Telecommunications - 4.80%
Mirvac Group	265,224	449		Bezeq The Israeli Telecommunication Corp	147,970	258
Nippon Building Fund Inc	96	511		Ltd
Nippon Prologis REIT Inc	116	252		BT Group PLC	606,052	2,408
Nomura Real Estate Master Fund Inc	269	405		Deutsche Telekom AG	234,352	4,672
Scentre Group	381,131	1,204		Elisa OYJ	10,181	396
Segro PLC	71,310	463		Eutelsat Communications SA	12,496	322
Stockland	173,117	606		Hikari Tsushin Inc	1,500	152
Suntec Real Estate Investment Trust	173,200	229		HKT Trust & HKT Ltd	269,980	353
Unibail-Rodamco SE	7,114	1,837		Inmarsat PLC	32,359	334
United Urban Investment Corp	218	321		KDDI Corp	131,200	3,641
Vicinity Centres	240,867	493		Koninklijke KPN NV	244,543	833
Westfield Corp	141,318	889		Millicom International Cellular SA	4,733	277
		$16,361		Nice Ltd	4,275	333
Retail - 2.22%				Nippon Telegraph & Telephone Corp	49,500	2,381
ABC-Mart Inc	2,300	134		Nokia OYJ	417,764	2,645
Aeon Co Ltd	43,700	660		NTT DOCOMO Inc	99,100	2,435
Cie Financiere Richemont SA	37,366	3,127		Orange SA	142,811	2,509
Dixons Carphone PLC	70,120	297		PCCW Ltd	303,000	176
Domino's Pizza Enterprises Ltd	4,452	190		Proximus SADP	10,888	392
Don Quijote Holdings Co Ltd	8,500	332		SES SA	26,075	646
Dufry AG (a)	2,506	413		Singapore Telecommunications Ltd	584,400	1,587
FamilyMart UNY Holdings Co Ltd	5,900	331		SoftBank Group Corp	59,000	4,790
Fast Retailing Co Ltd	3,700	1,239		Spark New Zealand Ltd	131,181	350
Harvey Norman Holdings Ltd	39,820	112		StarHub Ltd	43,300	85
Hennes & Mauritz AB	67,963	1,690		Swisscom AG	1,853	889
HUGO BOSS AG	4,535	342		TDC A/S	58,124	347
Industria de Diseno Textil SA	78,084	3,200		Tele2 AB	25,887	266
Isetan Mitsukoshi Holdings Ltd	23,900	241		Telecom Italia SpA/Milano (a)	816,218	766
J Front Retailing Co Ltd	17,200	243		Telecom Italia SpA/Milano	431,490	333
Kering	5,423	1,794		Telefonaktiebolaget LM Ericsson	219,717	1,602
Kingfisher PLC	160,340	671		Telefonica Deutschland Holding AG	53,231	265
Lawson Inc	3,500	239		Telefonica SA	324,561	3,619
Luxottica Group SpA	12,132	734		Telenor ASA	53,739	889
Marks & Spencer Group PLC	116,303	574		Telia Co AB	185,976	850
Marui Group Co Ltd	14,200	207		Telstra Corp Ltd	297,977	974
McDonald's Holdings Co Japan Ltd	4,700	168		TPG Telecom Ltd	26,477	116
Next PLC	10,526	592		Vodafone Group PLC	1,905,474	5,690
Nitori Holdings Co Ltd	5,600	819				$48,581
Pandora A/S	7,959	753		Toys, Games & Hobbies - 0.29%
Ryohin Keikaku Co Ltd	1,600	417		Bandai Namco Holdings Inc	14,300	510
Shimamura Co Ltd	1,500	193		Nintendo Co Ltd	8,100	2,456
Sundrug Co Ltd	5,300	206				$2,966
Swatch Group AG/The	2,206	855		Transportation - 1.79%
Swatch Group AG/The	3,995	305		AP Moller - Maersk A/S	467	890
Takashimaya Co Ltd	21,000	195		AP Moller - Maersk A/S	269	487
Tsuruha Holdings Inc	2,600	288		Aurizon Holdings Ltd	146,870	600
USS Co Ltd	15,600	314

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value(000	's)	(c)	Fair value of these investments is determined in good faith by the Manager
Transportation (continued)					under procedures established and periodically reviewed by the Board of
Central Japan Railway Co		10,300	$1,687		Directors. Certain inputs used in the valuation may be unobservable;
ComfortDelGro Corp Ltd		154,300	267		however, each security is evaluated individually for purposes of ASC 820
Deutsche Post AG		71,064	2,599		which results in not all securities being identified as Level 3 of the fair
DSV A/S		13,600	827		value hierarchy. At the end of the period, the fair value of these securities
East Japan Railway Co		23,600	2,262		totaled $0 or 0.00% of net assets.
Hankyu Hanshin Holdings Inc		17,200	619		(d) Variable Rate. Rate shown is in effect at May 31, 2017.
Kamigumi Co Ltd		16,000	164
Keihan Holdings Co Ltd		34,000	225
Keikyu Corp		33,000	393
Keio Corp		41,000	341		Portfolio Summary (unaudited)
Keisei Electric Railway Co Ltd		9,900	253		Country	Percent
Kintetsu Group Holdings Co Ltd		129,000	497		Japan	22.33%
Kuehne + Nagel International AG		3,864	624		United Kingdom	15.52%
Kyushu Railway Co		11,400	387		France	10.08%
Mitsui OSK Lines Ltd		82,000	235		Germany	9.26%
MTR Corp Ltd		105,500	601		Switzerland	8.94%
Nagoya Railroad Co Ltd		66,000	308		Australia	6.65%
Nippon Express Co Ltd		60,000	370		Netherlands	4.23%
Nippon Yusen KK		115,000	208		Spain	3.40%
Odakyu Electric Railway Co Ltd		21,000	421		Hong Kong	3.24%
Royal Mail PLC		64,425	366		United States	3.19%
Seibu Holdings Inc		13,400	249		Sweden	2.82%
Tobu Railway Co Ltd		69,000	368		Italy	1.98%
Tokyu Corp		76,000	559		Denmark	1.72%
West Japan Railway Co		11,800	819		Singapore	1.26%
Yamato Holdings Co Ltd		25,000	543		Belgium	1.13%
			$18,169		Finland	0.99%
Water - 0.24%					Israel	0.64%
Severn Trent PLC		16,872	544		Norway	0.60%
Suez		26,345	480		Ireland	0.57%
United Utilities Group PLC		48,811	648		Luxembourg	0.30%
Veolia Environnement SA		34,277	754		Austria	0.23%
					New Zealand	0.16%
			$2,426		Portugal	0.15%
TOTAL COMMON STOCKS			$977,333		South Africa	0.14%
INVESTMENT COMPANIES - 2.74%		Shares Held	Value(000	's)	Macao	0.12%
Exchange Traded Funds - 1.21%					Jersey, Channel Islands	0.06%
iShares MSCI EAFE ETF		185,729	12,270		Mexico	0.03%
					Chile	0.03%
Money Market Funds - 1.53%					Jordan	0.02%
Morgan Stanley Institutional Liquidity Funds -		15,479,434	15,479		China	0.01%
Government Portfolio					Other Assets and Liabilities	0.20%
					TOTAL NET ASSETS	100.00%
TOTAL INVESTMENT COMPANIES			$27,749
PREFERRED STOCKS - 0.52%		Shares Held	Value(000	's)
Automobile Manufacturers - 0.29%
Bayerische Motoren Werke AG	3.52%(d)	3,923	$323
Porsche Automobil Holding SE	1.01%(d)	10,961	628
Volkswagen AG 2.06%(d)		13,284	2,002
			$2,953
Automobile Parts & Equipment - 0.02%
Schaeffler AG 0.50%(d)		11,882	197

Chemicals - 0.03%
FUCHS PETROLUB SE 0.89%(d)		4,974	278

Consumer Products - 0.18%
Henkel AG & Co KGaA 1.62%(d)		12,753	1,791

TOTAL PREFERRED STOCKS			$5,219
Total Investments			$1,010,301
Other Assets and Liabilities - 0.20%			$2,045
TOTAL NET ASSETS - 100.00%			$1,012,346

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,853 or 0.58% of net assets.

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2017	Long	110	$9,682	$10,372	$690
Total					$690
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments International Small Company Fund May 31, 2017 (unaudited)

COMMON STOCKS - 96.54%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Apparel - 1.58%				Diversified Financial Services (continued)
boohoo.com plc (a)	2,400,370	$6,508		Tokyo Century Corp	114,000	$4,317
Moncler SpA	258,807	6,307		TP ICAP PLC	704,598	4,328
		$12,815		Worldpay Group PLC (b)	941,317	3,769
Automobile Manufacturers - 1.26%				Zenkoku Hosho Co Ltd	96,300	3,944
New Flyer Industries Inc	177,100	7,284				$30,399
Shinmaywa Industries Ltd	368,000	2,948		Electric - 0.98%
		$10,232		Capital Power Corp	157,400	2,955
Automobile Parts & Equipment - 4.15%				Iren SpA	2,076,340	5,006
Cie Plastic Omnium SA	116,437	4,329				$7,961
Daikyonishikawa Corp	143,100	1,909		Electrical Components & Equipment - 3.16%
FCC Co Ltd	184,200	3,565		Fujikura Ltd	647,100	5,542
Georg Fischer AG	6,027	5,688		Furukawa Electric Co Ltd	129,900	5,811
Rheinmetall AG	75,775	7,277		Nexans SA	83,154	4,544
Unipres Corp	224,790	5,186		NV Bekaert SA	70,444	3,659
Xinyi Glass Holdings Ltd	5,796,000	5,693		Philips Lighting NV (b)	164,456	6,098
		$33,647				$25,654
Banks - 3.55%				Electronics - 1.15%
77 Bank Ltd/The	1,005,000	4,392		Alps Electric Co Ltd	111,600	3,125
Aareal Bank AG	146,981	6,144		Mycronic AB	241,408	2,457
Israel Discount Bank Ltd (a)	1,838,740	4,788		Orbotech Ltd (a)	104,679	3,735
Mediobanca SpA	472,187	4,480				$9,317
Mizrahi Tefahot Bank Ltd	264,127	4,699		Engineering & Construction - 3.60%
Virgin Money Holdings UK PLC	1,123,310	4,321		Cie d'Entreprises CFE	18,458	2,836
		$28,824		Downer EDI Ltd	896,374	4,255
Beverages - 2.18%				KAWADA TECHNOLOGIES Inc	7,300	439
Coca-Cola Bottlers Japan Inc	143,100	4,611		Kinden Corp	260,500	3,994
Fevertree Drinks PLC	210,762	4,776		Kyudenko Corp	119,900	4,255
Royal Unibrew A/S	96,668	4,459		Maeda Corp	379,000	4,095
Treasury Wine Estates Ltd	396,499	3,838		Toda Corp	609,000	3,837
		$17,684		Toshiba Plant Systems & Services Corp	197,100	2,933
Biotechnology - 0.60%				Yokogawa Bridge Holdings Corp	182,300	2,520
Abcam PLC	385,270	4,860				$29,164
				Entertainment - 0.63%
Building Materials - 1.23%				GVC Holdings PLC	496,250	5,149
Buzzi Unicem SpA	210,114	5,456
Nichiha Corp	125,700	4,555		Environmental Control - 0.24%
		$10,011		Hitachi Zosen Corp	409,700	1,934
Chemicals - 2.45%
Denka Co Ltd	832,000	4,187		Food - 3.41%
DIC Corp	125,100	4,306		Ebro Foods SA	191,119	4,516
Sanyo Chemical Industries Ltd	58,900	2,729		Ezaki Glico Co Ltd	63,500	3,583
Tosoh Corp	667,000	5,674		Greencore Group PLC	980,341	3,052
Zeon Corp	287,000	2,937		Megmilk Snow Brand Co Ltd	121,800	3,684
		$19,833		Morinaga Milk Industry Co Ltd	444,000	3,728
Commercial Services - 4.02%				Nichirei Corp	186,500	5,339
Hays PLC	2,696,581	5,809		Sonae SGPS SA	3,605,355	3,721
Kanamoto Co Ltd	135,500	3,718				$27,623
Loomis AB	156,731	5,907		Forest Products & Paper - 1.46%
Northgate PLC	373,599	2,549		Smurfit Kappa Group PLC	211,644	5,959
QinetiQ Group PLC	1,212,525	4,883		Sumitomo Forestry Co Ltd	369,600	5,887
Rentokil Initial PLC	1,953,973	6,691				$11,846
Societa Iniziative Autostradali e Servizi SpA	270,983	3,028		Gas - 0.68%
		$32,585		Rubis SCA	47,867	5,543
Computers - 2.10%
Bechtle AG	20,215	2,598		Healthcare - Products - 1.21%
DTS Corp	117,300	3,487		Carl Zeiss Meditec AG	73,333	3,794
MCJ Co Ltd	315,900	3,585		Japan Lifeline Co Ltd	83,800	3,108
Teleperformance	56,108	7,339		Ypsomed Holding AG (a)	13,578	2,935
		$17,009				$9,837
Consumer Products - 0.46%				Healthcare - Services - 2.07%
Ontex Group NV	104,331	3,768		BML Inc	133,400	2,725
				Eurofins Scientific SE	7,276	3,859
Cosmetics & Personal Care - 0.63%				Orpea	55,594	6,303
Lion Corp	242,600	5,137		UDG Healthcare PLC	373,877	3,936
						$16,823
Distribution & Wholesale - 0.62%				Holding Companies - Diversified - 1.14%
Inchcape PLC	476,537	5,021		Melco International Development Ltd	2,203,000	5,790
				Seven Group Holdings Ltd	410,353	3,443
Diversified Financial Services - 3.75%						$9,233
BOC Aviation Ltd (b)	261,900	1,347		Home Builders - 1.98%
Cembra Money Bank AG	51,187	4,824		Bellway PLC	151,287	5,513
Euronext NV (b)	62,576	3,270		Haseko Corp	498,400	6,324
Mebuki Financial Group Inc	1,177,610	4,600

See accompanying notes

     Schedule of Investments International Small Company Fund May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)				Oil & Gas (continued)
Redrow PLC	583,962	$4,214		Whitecap Resources Inc	481,719	$3,266
		$16,051				$27,257
Insurance - 2.50%				Oil & Gas Services - 1.00%
Beazley PLC	811,877	4,946		Canadian Energy Services & Technology Corp	320,305	1,518
Challenger Ltd/Australia	55,524	528		Enerflex Ltd	139,900	1,776
Hastings Group Holdings PLC (b)	469,671	1,899		Subsea 7 SA	334,186	4,804
Hiscox Ltd	332,612	5,263				$8,098
SCOR SE	131,520	5,175		Packaging & Containers - 1.29%
UNIQA Insurance Group AG	279,376	2,434		CCL Industries Inc	14,882	3,516
		$20,245		Orora Ltd	1,443,555	3,012
Internet - 2.81%				RPC Group PLC	352,443	3,901
ASOS PLC (a)	77,109	6,393				$10,429
Just Eat PLC (a)	669,734	5,800		Pharmaceuticals - 2.78%
Rightmove PLC	92,392	5,162		Amplifon SpA	388,059	5,530
Wix.com Ltd (a)	73,860	5,444		Dechra Pharmaceuticals PLC	89,802	2,251
		$22,799		Ipsen SA	32,598	4,110
Investment Companies - 0.37%				Nippon Shinyaku Co Ltd	65,900	3,845
Skandiabanken ASA (b)	312,228	2,968		Recordati SpA	168,493	6,779
						$22,515
Iron & Steel - 0.42%				Private Equity - 1.44%
BlueScope Steel Ltd	397,760	3,396		Intermediate Capital Group PLC	577,995	6,574
				Jafco Co Ltd	134,100	5,143
Leisure Products & Services - 0.41%						$11,717
Daiichikosho Co Ltd	68,000	3,286		Real Estate - 4.82%
				ADO Properties SA (b)	62,750	2,699
Lodging - 0.54%				BUWOG AG (a)	236,338	6,706
Scandic Hotels Group AB (b)	342,741	4,394		Castellum AB	421,913	6,295
				Entra ASA (b)	203,841	2,474
Machinery - Diversified - 2.54%				Hemfosa Fastigheter AB	436,106	4,528
Deutz AG	343,983	2,795		Hysan Development Co Ltd	746,000	3,522
Ebara Corp	106,100	3,002		Nexity SA	63,527	3,826
Pfeiffer Vacuum Technology AG	30,207	4,318		Sponda OYJ	416,507	1,944
Sumitomo Heavy Industries Ltd	622,000	4,053		TLG Immobilien AG	127,390	2,595
Valmet OYJ	329,890	6,417		UOL Group Ltd	887,500	4,490
		$20,585				$39,079
Media - 0.77%				REITS - 4.33%
Corus Entertainment Inc	432,800	4,281		Allied Properties Real Estate Investment Trust	96,459	2,731
Sanoma OYJ	208,098	1,938		Fonciere Des Regions	39,370	3,671
		$6,219		H&R Real Estate Investment Trust	243,400	4,130
Metal Fabrication & Hardware - 0.51%				Investa Office Fund	1,438,837	5,042
Aurubis AG	53,515	4,172		Japan Hotel REIT Investment Corp	5,354	3,883
				Mapletree Commercial Trust	4,705,658	5,255
Mining - 2.81%				MCUBS MidCity Investment Corp	822	2,614
Alamos Gold Inc	380,800	2,562		Pure Industrial Real Estate Trust	629,400	3,154
Alumina Ltd	2,942,625	4,200		Wereldhave NV	95,372	4,601
Detour Gold Corp (a)	146,190	1,892				$35,081
Hudbay Minerals Inc	351,266	1,797		Retail - 4.52%
Kirkland Lake Gold Ltd	395,301	3,073		Conviviality PLC	470,907	2,074
Lundin Mining Corp	541,864	2,984		Dollarama Inc	33,560	3,109
Northern Star Resources Ltd	599,297	2,096		Domino's Pizza Group PLC	745,556	3,050
OceanaGold Corp	720,773	2,428		JD Sports Fashion PLC	767,239	4,464
Vedanta Resources PLC	219,114	1,732		K's Holdings Corp	234,200	4,821
		$22,764		Matsumotokiyoshi Holdings Co Ltd	51,900	3,038
Miscellaneous Manufacturers - 2.36%				Shimamura Co Ltd	22,700	2,915
Aalberts Industries NV	158,265	6,403		Sogo Medical Co Ltd	28,100	1,235
Ansell Ltd	208,926	3,626		Toridoll Holdings Corp	79,200	2,006
Hill & Smith Holdings PLC	104,014	1,929		Tsuruha Holdings Inc	24,000	2,661
Towa Corp	224,000	3,400		Valora Holding AG	10,802	3,559
Vesuvius PLC	501,642	3,752		Yamada Denki Co Ltd	703,400	3,691
		$19,110				$36,623
Office Furnishings - 0.19%				Semiconductors - 2.42%
Okamura Corp	175,200	1,577		Siltronic AG (a)	61,472	5,516
				SOITEC (a)	84,697	4,666
Oil & Gas - 3.36%				Tower Semiconductor Ltd (a)	140,792	3,571
Aker BP ASA	288,394	4,718		Ulvac Inc	106,500	5,901
Birchcliff Energy Ltd	424,586	1,999				$19,654
DCC PLC	48,070	4,572		Software - 1.90%
Enerplus Corp	399,000	3,146		Fukui Computer Holdings Inc	64,800	2,083
Parex Resources Inc (a)	286,467	3,437		Kinaxis Inc (a)	93,000	6,196
Raging River Exploration Inc (a)	463,089	2,729		Open Text Corp	114,500	3,737
Seven Generations Energy Ltd (a)	133,400	2,393		TIS Inc	117,100	3,401
Spartan Energy Corp (a)	635,158	997				$15,417

See accompanying notes

		Schedule of Investments
		International Small Company Fund
		May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 0.70%
Spark New Zealand Ltd	2,128,933	$5,672

Transportation - 1.46%
National Express Group PLC	927,562	4,431
Seino Holdings Co Ltd	295,400	3,704
TFI International Inc	181,800	3,715
		$11,850
TOTAL COMMON STOCKS		$782,867
INVESTMENT COMPANIES - 1.70%	Shares Held	Value(000	's)
Money Market Funds - 1.70%
Goldman Sachs Financial Square Funds -	13,802,555	13,803
Government Fund

TOTAL INVESTMENT COMPANIES		$13,803
PREFERRED STOCKS - 0.78%	Shares Held	Value(000	's)
Electronics - 0.78%
Sartorius AG 0.46%(c)	61,776	$6,304

TOTAL PREFERRED STOCKS		$6,304
Total Investments		$802,974
Other Assets and Liabilities - 0.98%		$7,930
TOTAL NET ASSETS - 100.00%		$810,904

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,918 or 3.57% of net assets.
(c)	Variable Rate. Rate shown is in effect at May 31, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	26.51%
United Kingdom	15.36%
Canada	9.68%
France	6.10%
Germany	5.95%
Italy	4.51%
Australia	4.44%
Sweden	2.91%
Israel	2.74%
Netherlands	2.51%
Ireland	2.15%
Switzerland	2.10%
Hong Kong	1.84%
United States	1.70%
Singapore	1.37%
Finland	1.27%
Belgium	1.26%
Norway	1.26%
Austria	1.13%
New Zealand	0.70%
Bermuda	0.65%
Isle of Man	0.63%
Spain	0.56%
Denmark	0.55%
Luxembourg	0.47%
Portugal	0.46%
India	0.21%
Other Assets and Liabilities	0.98%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

COMMON STOCKS - 82.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.24%			Banks (continued)
Hakuhodo DY Holdings Inc	1,900	$25	ING Groep NV	115,428	$1,937
Interpublic Group of Cos Inc/The (a)	10,222	255	JPMorgan Chase & Co (a)	45,619	3,748
Omnicom Group Inc (a)	5,957	499	KeyCorp (a)	28,145	492
		$779	M&T Bank Corp (a)	1,322	207
Aerospace & Defense - 2.28%			Mizuho Financial Group Inc	143,600	250
Airbus SE	36,728	3,021	Morgan Stanley (a)	16,793	701
Arconic Inc (a)	12,139	333	Northern Trust Corp (a)	787	69
Boeing Co/The (a)	13,097	2,457	PNC Financial Services Group Inc/The (a)	1,227	146
Harris Corp (a)	3,001	337	Regions Financial Corp (a)	14,565	201
L3 Technologies Inc (a)	1,876	316	Resona Holdings Inc (a)	67,100	343
Leonardo SpA (a)	20,656	364	Shinsei Bank Ltd	53,000	86
Northrop Grumman Corp	410	106	Signature Bank/New York NY (b)	2,687	384
TransDigm Group Inc	1,159	311	State Street Corp (a)	917	75
		$7,245	Sumitomo Mitsui Financial Group Inc	7,400	265
Agriculture - 0.91%			Sumitomo Mitsui Trust Holdings Inc	3,300	111
Altria Group Inc (a)	14,436	1,089	SunTrust Banks Inc (a)	2,238	119
Archer-Daniels-Midland Co	9,741	405	UBS Group AG (b)	80,208	1,278
Philip Morris International Inc (a)	9,473	1,135	UniCredit SpA (b)	73,854	1,294
Reynolds American Inc (a)	3,607	242	US Bancorp (a)	4,482	228
			Wells Fargo & Co (a)	11,851	606
		$2,871	Western Alliance Bancorp (b)	8,260	378
Airlines - 1.20%			Zions Bancorporation (a)	3,123	125
Alaska Air Group Inc (a)	2,982	260
ANA Holdings Inc	4,000	13			$21,591
Delta Air Lines Inc (a)	18,875	927	Beverages - 0.66%
Deutsche Lufthansa AG	38,561	750	Asahi Group Holdings Ltd	5,700	227
Japan Airlines Co Ltd (a)	12,000	352	Constellation Brands Inc (a)	9,824	1,795
Southwest Airlines Co (a)	14,888	895	Davide Campari-Milano SpA	1,701	12
United Continental Holdings Inc (a),(b)	8,127	648	Dr Pepper Snapple Group Inc	419	39
		$3,845	Ito En Ltd	700	29
Apparel - 0.74%					$2,102
Adidas AG	4,248	814	Biotechnology - 1.34%
Hanesbrands Inc (a)	9,782	202	Amgen Inc (a)	5,719	888
Michael Kors Holdings Ltd (a),(b)	4,301	143	Biogen Inc (a),(b)	5,580	1,383
Moncler SpA (a)	20,482	499	Celgene Corp (b)	4,420	506
Ralph Lauren Corp (a)	2,124	144	Genmab A/S (b)	312	66
VF Corp (a)	10,694	575	Gilead Sciences Inc	22,113	1,435
		$2,377			$4,278
Automobile Manufacturers - 0.79%			Building Materials - 0.97%
Ferrari NV (a)	841	73	Asahi Glass Co Ltd	9,000	73
Fiat Chrysler Automobiles NV (a),(b)	47,230	499	Daikin Industries Ltd	200	20
General Motors Co (a)	22,114	750	Johnson Controls International plc (a)	22,179	926
			LafargeHolcim Ltd (b)	32,190	1,937
Isuzu Motors Ltd	9,800	120
Mazda Motor Corp	2,400	33	Taiheiyo Cement Corp	34,000	109
PACCAR Inc (a)	824	52			$3,065
Subaru Corp	8,400	284	Chemicals - 6.38%
Volvo AB - B Shares	41,502	678	Air Products & Chemicals Inc (a)	5,229	753
		$2,489	Albemarle Corp	2,237	254
Automobile Parts & Equipment - 1.17%			Asahi Kasei Corp	34,000	327
Aisin Seiki Co Ltd	3,100	153	BASF SE	17,233	1,629
BorgWarner Inc (a)	5,483	233	Chemours Co/The (a)	32,373	1,295
Delphi Automotive PLC (a)	6,969	613	Dow Chemical Co/The	13,104	812
Goodyear Tire & Rubber Co/The (a)	6,509	210	EI du Pont de Nemours & Co (a)	20,613	1,627
			FMC Corp (a)	3,237	244
JTEKT Corp	6,900	104
NGK Insulators Ltd	700	14	Hitachi Chemical Co Ltd	8,200	227
NHK Spring Co Ltd	11,100	117	JSR Corp	2,300	39
Rheinmetall AG	18,208	1,749	Koninklijke DSM NV	16,206	1,208
Sumitomo Electric Industries Ltd	15,400	244	Kuraray Co Ltd	1,200	22
Toyota Boshoku Corp	15,100	291	LANXESS AG	10,962	819
			LyondellBasell Industries NV (a)	10,436	840
		$3,728
Banks - 6.78%			Mitsubishi Gas Chemical Co Inc	17,700	365
Aozora Bank Ltd	41,000	151	Mitsui Chemicals Inc	48,000	239
Bank of America Corp (a)	180,427	4,043	Monsanto Co	1,003	118
Bank of New York Mellon Corp/The (a)	2,458	116	Nitto Denko Corp	700	56
			PPG Industries Inc (a)	10,962	1,166
Bank of the Ozarks Inc	10,283	455	Sherwin-Williams Co/The (a)	22,022	7,306
BB&T Corp	1,854	77
Citigroup Inc (a)	5,332	323	Shin-Etsu Chemical Co Ltd	2,800	251
Citizens Financial Group Inc (a)	5,476	187	Sumitomo Chemical Co Ltd	4,000	21
Comerica Inc (a)	447	31	Teijin Ltd	900	17
Danske Bank A/S	59,234	2,218	Tosoh Corp	52,000	442
Fukuoka Financial Group Inc	8,000	36	Valvoline Inc	7,236	162
Goldman Sachs Group Inc/The (a)	3,664	774			$20,239
Gunma Bank Ltd/The	20,000	106	Commercial Services - 1.60%
			Adecco Group AG (b)	18,306	1,367
Huntington Bancshares Inc/OH	2,484	31

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)			Diversified Financial Services (continued)
Automatic Data Processing Inc (a)	5,813	$595	Raymond James Financial Inc	328	$24
H&R Block Inc	474	13	Synchrony Financial	1,853	50
ISS A/S	8,337	345	T Rowe Price Group Inc	552	39
KAR Auction Services Inc	9,271	404	Visa Inc	7,093	675
Moody's Corp (a)	4,925	583			$7,620
Nielsen Holdings PLC	816	31	Electric - 0.98%
Quanta Services Inc (b)	1,895	58	A2A SpA (a)	238,664	395
Randstad Holding NV	11,111	644	AES Corp/VA	1,508	18
Recruit Holdings Co Ltd	900	48	American Electric Power Co Inc	1,124	81
Robert Half International Inc (a)	3,301	153	CenterPoint Energy Inc	4,021	115
S&P Global Inc	588	84	CMS Energy Corp (a)	4,809	228
Temp Holdings Co Ltd	4,300	85	Dominion Energy Inc	1,437	116
Toppan Printing Co Ltd	17,000	187	DTE Energy Co	410	45
Total System Services Inc	4,106	245	Enel SpA (a)	128,412	687
United Rentals Inc (a),(b)	2,167	236	Exelon Corp	2,097	76
		$5,078	FirstEnergy Corp (a)	8,156	238
Computers - 5.46%			Hera SpA (a)	51,598	170
Accenture PLC - Class A	3,068	382	PG&E Corp	1,167	80
Apple Inc	26,931	4,114	PPL Corp	3,704	148
Cognizant Technology Solutions Corp (a)	36,913	2,470	Public Service Enterprise Group Inc	1,154	52
Convergys Corp	16,053	390	Southern Co/The	2,273	115
CSRA Inc (a)	27,488	829	WEC Energy Group Inc (a)	7,516	472
Fujitsu Ltd (a)	67,000	488	Xcel Energy Inc	1,160	56
Hewlett Packard Enterprise Co	3,799	71			$3,092
HP Inc (a)	43,738	821	Electrical Components & Equipment - 0.33%
International Business Machines Corp	4,552	695	AMETEK Inc (a)	5,474	334
Itochu Techno-Solutions Corp	6,900	235	Brother Industries Ltd	6,200	138
NetApp Inc (a)	81,505	3,300	Emerson Electric Co (a)	9,899	585
Nomura Research Institute Ltd	400	15			$1,057
Seagate Technology PLC (a)	7,620	332	Electronics - 1.16%
Western Digital Corp (a)	35,819	3,226	Allegion PLC (a)	2,460	193
		$17,368	Amphenol Corp	728	54
Consumer Products - 0.22%			Corning Inc	2,102	61
Church & Dwight Co Inc	576	30	FLIR Systems Inc (a)	3,521	133
Kimberly-Clark Corp (a)	5,160	669	Garmin Ltd (a)	4,871	254
		$699	Honeywell International Inc (a)	15,582	2,072
Cosmetics & Personal Care - 1.03%			Hoya Corp	1,800	89
Estee Lauder Cos Inc/The (a)	15,109	1,422	TE Connectivity Ltd (a)	8,717	687
Kao Corp	4,400	277	Waters Corp (b)	55	10
Lion Corp	2,000	42	Yokogawa Electric Corp	6,600	115
Pola Orbis Holdings Inc	7,600	213			$3,668
Procter & Gamble Co/The	5,842	515	Energy - Alternate Sources - 0.25%
Svenska Cellulosa AB SCA	23,023	812	Vestas Wind Systems A/S	9,077	806
		$3,281
Distribution & Wholesale - 0.45%			Engineering & Construction - 0.47%
Fastenal Co	2,622	113	Fluor Corp (a)	3,597	161
ITOCHU Corp	10,200	145	Jacobs Engineering Group Inc	480	25
LKQ Corp (a),(b)	7,393	233	Kajima Corp	47,000	361
Marubeni Corp	15,000	92	Obayashi Corp	15,200	168
Mitsubishi Corp (a)	14,600	292	Shimizu Corp	13,000	131
Sojitz Corp	68,200	164	Skanska AB	14,369	342
Sumitomo Corp	9,500	121	Taisei Corp	37,000	316
Toyota Tsusho Corp	900	28			$1,504
WW Grainger Inc (a)	1,519	262	Entertainment - 0.12%
		$1,450	Genting Singapore PLC	164,100	140
Diversified Financial Services - 2.39%			Sega Sammy Holdings Inc	19,700	250
Affiliated Managers Group Inc (a)	13,295	2,045			$390
Ameriprise Financial Inc (a)	377	46	Environmental Control - 0.10%
BlackRock Inc	373	153	Republic Services Inc (a)	1,363	87
CBOE Holdings Inc	256	22	Stericycle Inc (b)	194	16
Charles Schwab Corp/The (a)	15,527	602	Waste Management Inc	2,599	189
CME Group Inc	7,936	931			$292
Credit Saison Co Ltd	600	11	Food - 1.56%
Deutsche Boerse AG	6,863	714	Campbell Soup Co (a)	7,878	454
Discover Financial Services	482	28	Conagra Brands Inc (a)	10,957	422
E*TRADE Financial Corp (b)	629	22	Ezaki Glico Co Ltd	500	28
Intercontinental Exchange Inc	9,421	567	General Mills Inc	1,316	75
Mastercard Inc	2,512	309	Hershey Co/The (a)	5,572	642
Mebuki Financial Group Inc	8,300	32	Hormel Foods Corp	7,856	264
Nasdaq Inc (a)	4,302	291	JM Smucker Co/The	266	34
Nomura Holdings Inc	12,800	76	Kewpie Corp	1,700	44
OM Asset Management PLC	52,346	731	Kroger Co/The (a)	21,755	648
ORIX Corp	16,000	252	McCormick & Co Inc/MD	2,651	276

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)			Insurance (continued)
MEIJI Holdings Co Ltd	400	$33	Chubb Ltd	1,068	$153
NH Foods Ltd	11,000	345	Cincinnati Financial Corp	377	26
Seven & i Holdings Co Ltd	6,500	276	Hartford Financial Services Group Inc/The	388	19
Sysco Corp (a)	12,674	692	MS&AD Insurance Group Holdings Inc	5,700	200
Toyo Suisan Kaisha Ltd	4,300	168	Progressive Corp/The	6,048	257
Tyson Foods Inc (a)	9,486	544	Prudential Financial Inc (a)	4,016	421
Whole Foods Market Inc	728	26	Sompo Holdings Inc	5,700	220
		$4,971	Tokio Marine Holdings Inc	3,400	144
Forest Products & Paper - 0.01%			Torchmark Corp (a)	299	23
Oji Holdings Corp	6,000	29	Travelers Cos Inc/The	426	53
			Unipol Gruppo Finanziario SpA (a)	14,456	60
Gas - 0.06%			Unum Group (a)	552	25
NiSource Inc (a)	7,762	202	Willis Towers Watson PLC	309	45
			XL Group Ltd	603	26
Hand & Machine Tools - 0.46%					$5,973
Disco Corp	300	52	Internet - 1.68%
Fuji Electric Co Ltd	20,000	107	Alphabet Inc - A Shares (b)	1,026	1,013
Sandvik AB	62,744	982	Amazon.com Inc (b)	1,137	1,131
Snap-on Inc (a)	1,485	240	eBay Inc (a),(b)	27,583	946
THK Co Ltd	2,700	76	F5 Networks Inc (a),(b)	1,673	214
		$1,457	Facebook Inc (b)	3,656	554
Healthcare - Products - 3.08%			Palo Alto Networks Inc (a),(b)	9,964	1,182
Baxter International Inc (a)	13,938	827	Start Today Co Ltd	8,300	207
Becton Dickinson and Co	20,695	3,916	Yahoo! Inc (b)	2,188	110
Boston Scientific Corp (b)	12,356	334			$5,357
Cooper Cos Inc/The	112	24	Iron & Steel - 0.15%
CR Bard Inc	7,625	2,345	Salzgitter AG	12,875	492
DiaSorin SpA (a)	1,154	89
Getinge AB	52,674	1,095	Leisure Products & Services - 0.02%
Medtronic PLC	3,268	275	Royal Caribbean Cruises Ltd	491	54
Patterson Cos Inc	366	16
Sonova Holding AG	3,476	576	Lodging - 0.37%
Varian Medical Systems Inc (b)	2,217	219	Marriott International Inc/MD (a)	8,280	891
William Demant Holding A/S (b)	819	21	Wyndham Worldwide Corp (a)	2,728	276
Zimmer Biomet Holdings Inc	460	55			$1,167
		$9,792	Machinery - Construction & Mining - 1.15%
Healthcare - Services - 3.38%			ABB Ltd	71,858	1,808
Aetna Inc (a)	9,085	1,316	Atlas Copco AB - A Shares	17,973	665
Anthem Inc (a)	6,813	1,242	Caterpillar Inc	8,028	846
Centene Corp (a),(b)	4,441	323	Hitachi Ltd	16,000	96
Cigna Corp (a)	6,635	1,070	Mitsubishi Electric Corp	18,500	255
DaVita Inc (b)	4,609	306			$3,670
Fresenius SE & Co KGaA	8,129	696	Machinery - Diversified - 1.34%
HCA Healthcare Inc (a),(b)	9,157	750	Amada Holdings Co Ltd	13,400	156
Humana Inc (a)	3,857	896	ANDRITZ AG	16,908	1,016
Laboratory Corp of America Holdings (a),(b)	2,533	352	Cummins Inc (a)	4,054	639
Miraca Holdings Inc	1,100	46	Deere & Co	448	55
Quest Diagnostics Inc (a)	1,858	202	FLSmidth & Co A/S	11,473	698
UnitedHealth Group Inc (a)	11,967	2,096	Hexagon AB	15,686	687
Universal Health Services Inc (a)	13,145	1,494	Metso OYJ	19,281	655
		$10,789	Rockwell Automation Inc	294	47
Holding Companies - Diversified - 0.00%			Roper Technologies Inc	234	53
Leucadia National Corp	823	20	Sumitomo Heavy Industries Ltd	36,000	235
					$4,241
Home Builders - 0.47%			Media - 3.17%
DR Horton Inc (a)	36,016	1,177	CBS Corp (a)	9,791	598
Haseko Corp	17,100	217	Charter Communications Inc (b)	649	224
Lennar Corp - A Shares	536	28	Comcast Corp - Class A (a)	37,432	1,561
PulteGroup Inc	722	16	Discovery Communications Inc - A Shares	15,153	402
Sekisui Chemical Co Ltd	3,800	67	(a),(b)
		$1,505	DISH Network Corp (a),(b)	13,039	832
Home Furnishings - 0.06%			News Corp - A Shares (a)	15,017	201
Whirlpool Corp (a)	1,042	193	Scripps Networks Interactive Inc (a)	3,340	221
			TEGNA Inc (a)	5,541	132
Housewares - 0.21%			Time Warner Inc (a)	31,216	3,106
Newell Brands Inc (a)	12,460	660	Tokyo Broadcasting System Holdings Inc	1,500	25
			Twenty-First Century Fox Inc - A Shares (a)	44,876	1,217
Insurance - 1.88%			Viacom Inc - B Shares (a)	9,802	341
Allianz SE	10,405	2,001	Walt Disney Co/The (a)	9,673	1,044
Allstate Corp/The	834	72	World Wrestling Entertainment Inc	9,415	192
Aon PLC (a)	6,504	852			$10,096
Assicurazioni Generali SpA (a)	10,089	159	Metal Fabrication & Hardware - 0.35%
Berkshire Hathaway Inc - Class B (a),(b)	7,358	1,217	Maruichi Steel Tube Ltd	2,000	59

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Metal Fabrication & Hardware (continued)				Pharmaceuticals (continued)
NSK Ltd	5,000	$60		Suzuken Co Ltd/Aichi Japan	400	$13
NTN Corp	11,000	50		Takeda Pharmaceutical Co Ltd	600	31
SKF AB	45,424	928				$9,115
		$1,097		Pipelines - 0.22%
Mining - 0.15%				Kinder Morgan Inc/DE	3,789	71
Freeport-McMoRan Inc (a),(b)	38,180	439		ONEOK Inc	482	24
Sumitomo Metal Mining Co Ltd	3,000	36		Williams Cos Inc/The	21,094	603
		$475				$698
Miscellaneous Manufacturers - 1.35%				Real Estate - 0.01%
3M Co	739	151		CBRE Group Inc (b)	771	27
Alfa Laval AB	32,963	664
FUJIFILM Holdings Corp	3,100	113		REITS - 0.76%
Illinois Tool Works Inc	790	112		Alexandria Real Estate Equities Inc	2,138	249
Ingersoll-Rand PLC (a)	6,690	599		AvalonBay Communities Inc	315	60
Konica Minolta Inc	14,000	110		Digital Realty Trust Inc	514	61
Parker-Hannifin Corp (a)	3,227	508		Essex Property Trust Inc	150	39
Siemens AG	14,307	2,046		Extra Space Storage Inc	288	22
		$4,303		Federal Realty Investment Trust	165	20
Office & Business Equipment - 0.09%				Iron Mountain Inc (a)	6,810	238
Seiko Epson Corp	14,200	298		Mid-America Apartment Communities Inc (a)	2,932	299
				Public Storage	397	86
Oil & Gas - 2.39%				Realty Income Corp (a)	4,772	262
Apache Corp (a)	9,800	458		Regency Centers Corp (a)	4,012	244
Chesapeake Energy Corp (b)	2,045	10		UDR Inc	3,698	143
Chevron Corp	4,329	448		Ventas Inc	811	54
ConocoPhillips (a)	41,072	1,836		Weyerhaeuser Co (a)	19,320	637
Devon Energy Corp	5,359	182				$2,414
Eni SpA (a)	5,582	89		Retail - 4.90%
Exxon Mobil Corp	6,200	499		Autogrill SpA (a)	17,476	213
Idemitsu Kosan Co Ltd	6,300	177		AutoNation Inc (b)	2,415	95
Inpex Corp (a)	48,900	451		AutoZone Inc (b)	270	164
JXTG Holdings Inc	53,000	231		Bed Bath & Beyond Inc (a)	3,883	134
Marathon Oil Corp (a)	20,172	263		Best Buy Co Inc (a)	7,570	450
Marathon Petroleum Corp (a)	10,255	534		CarMax Inc (a),(b)	16,043	1,008
Murphy Oil Corp (a)	4,117	101		Citizen Watch Co Ltd	32,100	209
Nabors Industries Ltd	100,596	885		Coach Inc (a)	7,248	335
Parsley Energy Inc (b)	8,533	253		Cosmos Pharmaceutical Corp	400	84
Precision Drilling Corp (b)	106,974	388		CVS Health Corp (a)	27,405	2,106
Transocean Ltd (a),(b)	10,057	91		Darden Restaurants Inc (a)	633	56
Valero Energy Corp (a)	11,662	717		Dollar General Corp	1,043	77
		$7,613		Dollar Tree Inc (b)	541	42
Oil & Gas Services - 0.39%				Dunkin' Brands Group Inc (a)	13,995	819
Halliburton Co (a)	18,572	839		Foot Locker Inc	1,671	99
TechnipFMC PLC (b)	14,541	421		Gap Inc/The	911	20
		$1,260		Home Depot Inc/The (a)	12,166	1,867
Packaging & Containers - 0.18%				Kohl's Corp	393	15
Sealed Air Corp (a)	4,901	218		L Brands Inc	353	18
Toyo Seikan Group Holdings Ltd	2,200	35		Lowe's Cos Inc	15,663	1,234
WestRock Co (a)	6,230	339		Luxottica Group SpA	11,764	712
		$592		Macy's Inc	695	16
Pharmaceuticals - 2.85%				Matsumotokiyoshi Holdings Co Ltd	2,200	129
AbbVie Inc	16,144	1,066		McDonald's Corp	8,142	1,229
Alfresa Holdings Corp	8,900	172		Nordstrom Inc	869	36
AmerisourceBergen Corp (a)	5,335	490		O'Reilly Automotive Inc (b)	208	50
				PVH Corp (a)	2,029	215
Astellas Pharma Inc	50,700	641		Ross Stores Inc (a)	1,998	128
Bayer AG	6,149	817
Bristol-Myers Squibb Co	3,764	203		Shimamura Co Ltd	1,200	154
				Signet Jewelers Ltd (a)	1,638	79
Daiichi Sankyo Co Ltd	11,100	243		Staples Inc (a)	15,730	143
Eli Lilly & Co	2,007	160
Express Scripts Holding Co (a),(b)	15,973	954		Target Corp	1,260	69
H Lundbeck A/S	7,638	406		Tiffany & Co	2,768	241
Johnson & Johnson	4,822	618		TJX Cos Inc/The	249	19
Kobayashi Pharmaceutical Co Ltd	300	18		Tsuruha Holdings Inc	100	11
McKesson Corp (a)	5,019	819		Walgreens Boots Alliance Inc (a)	6,493	526
				Wal-Mart Stores Inc (a)	27,643	2,173
Medipal Holdings Corp	5,400	99
Merck & Co Inc	2,221	145		Welcia Holdings Co Ltd	500	18
Mitsubishi Tanabe Pharma Corp (a)	11,600	258		Yum! Brands Inc (a)	8,322	605
Mylan NV (a),(b)	13,826	539				$15,598
Nippon Shinyaku Co Ltd	2,700	158		Savings & Loans - 0.00%
Pfizer Inc	13,634	445		People's United Financial Inc (a)	723	12
Recordati SpA (a)	5,900	237
Shionogi & Co Ltd	3,800	203		Semiconductors - 3.15%
Sumitomo Dainippon Pharma Co Ltd (a)	24,900	380		Analog Devices Inc (a)	8,131	697

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 21.19%	Shares Held	Value (000's)
Semiconductors (continued)				Money Market Funds - 21.19%
Applied Materials Inc (a)	27,895	$1,280		BlackRock Liquidity Funds FedFund Portfolio	6,731,006	$6,731
Infineon Technologies AG	81,938	1,814		Cash Account Trust - Government & Agency	10,130	10
Intel Corp	51,045	1,843		Portfolio - Government Cash Managed
KLA-Tencor Corp (a)	4,048	421		First American Government Obligations Fund	28,599,740	28,600
Lam Research Corp (a)	4,736	735		Goldman Sachs Financial Square Funds -	18,228,238	18,228
Microchip Technology Inc	495	41		Government Fund
QUALCOMM Inc	3,374	193		Wells Fargo Advantage Government Money	13,927,479	13,928
Skyworks Solutions Inc (a)	4,774	508		Market Fund (d)
STMicroelectronics NV (a)	34,502	568				$67,497
Texas Instruments Inc (a)	23,394	1,930		TOTAL INVESTMENT COMPANIES		$67,497
		$10,030		U.S. GOVERNMENT & GOVERNMENT	Principal
Shipbuilding - 0.03%				AGENCY OBLIGATIONS - 3.75%	Amount (000's)	Value (000's)
Yangzijiang Shipbuilding Holdings Ltd	106,600	98		U.S. Treasury Bill - 3.75%
				0.96%, 10/26/2017(a),(e)	$12,000	$11,951
Software - 2.91%
Activision Blizzard Inc	965	56		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
CA Inc	3,039	96		OBLIGATIONS		$11,951
Citrix Systems Inc (a),(b)	2,642	218		Total Investments		$342,860
DeNA Co Ltd	10,300	228		Other Assets and Liabilities - (7.66)%		$(24,316)
Electronic Arts Inc (b)	704	80
				TOTAL NET ASSETS - 100.00%		$318,544
Fidelity National Information Services Inc	751	64
GungHo Online Entertainment Inc	58,100	145
Intuit Inc	5,395	759		(a)	Security or a portion of the security was pledged as collateral for short
Konami Holdings Corp	5,600	275		sales. At the end of the period, the value of these securities totaled
Microsoft Corp	501	35		$103,818 or 32.59% of net assets.
Nexon Co Ltd	4,800	91		(b) Non-Income Producing Security
Nuance Communications Inc (a),(b)	111,831	2,070		(c)	Security exempt from registration under Rule 144A of the Securities Act of
Oracle Corp (a)	24,573	1,115		1933. These securities may be resold in transactions exempt from
Oracle Corp Japan	1,100	65		registration, normally to qualified institutional buyers. At the end of the
Paychex Inc (a)	9,246	548		period, the value of these securities totaled $1,439 or 0.45% of net assets.
PTC Inc (a),(b)	15,011	864		(d)	Security or a portion of the security was pledged to cover margin
Software AG	28,140	1,351		requirements for swap and/or swaption contracts. At the end of the period,
Square Enix Holdings Co Ltd	9,200	292		the value of these securities totaled $10,967 or 3.44% of net assets.
Verint Systems Inc (a),(b)	23,415	962		(e)	Rate shown is the discount rate of the original purchase.
		$9,314
Telecommunications - 3.33%
AT&T Inc	14,044	541
Cellnex Telecom SA (c)	68,608	1,439		Portfolio Summary (unaudited)
Cisco Systems Inc	63,216	1,993		Sector		Percent
Deutsche Telekom AG	28,073	560		Investment Companies		21.19%
GN Store Nord A/S	11,530	352		Consumer, Non-cyclical		16.80%
Hikari Tsushin Inc	900	91		Industrial		12.39%
Juniper Networks Inc (a)	57,043	1,673		Financial		11.82%
KDDI Corp	2,000	56		Technology		11.44%
Motorola Solutions Inc (a)	4,256	356		Consumer, Cyclical		10.88%
Nippon Telegraph & Telephone Corp (a)	11,900	572		Communications		8.42%
SoftBank Group Corp	1,400	114		Basic Materials		6.69%
TDC A/S	66,873	399		Government		3.75%
VEON Ltd ADR	427,830	1,660		Energy		3.26%
Verizon Communications Inc	17,254	805		Utilities		1.02%
		$10,611		Diversified		0.00%
Toys, Games & Hobbies - 0.37%				Investments Sold Short		(37.64)%
Bandai Namco Holdings Inc (a)	10,800	385		Other Assets and Liabilities		29.98%
Hasbro Inc (a)	3,216	338		TOTAL NET ASSETS		100.00%
Mattel Inc (a)	8,844	203
Nintendo Co Ltd	900	273
		$1,199
Transportation - 2.22%
CH Robinson Worldwide Inc (a)	3,413	229
CSX Corp	2,533	137
Expeditors International of Washington Inc (a)	4,360	233
FedEx Corp	19,781	3,834
JB Hunt Transport Services Inc	252	21
Kamigumi Co Ltd	22,000	225
Nippon Express Co Ltd	47,000	290
Norfolk Southern Corp (a)	611	76
Ryder System Inc (a)	1,381	92
Union Pacific Corp (a)	14,929	1,646
United Parcel Service Inc	1,982	210
West Japan Railway Co	1,200	83
		$7,076
TOTAL COMMON STOCKS		$263,412

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/21/2017	AUD	1,522,000	$1,142	$1,130	$1	$(13)
Citigroup Inc	06/21/2017	CAD	1,999,000	1,463	1,480	17	—
Citigroup Inc	06/21/2017	CHF	1,379,000	1,391	1,426	35	—
Citigroup Inc	06/21/2017	DKK	3,077,000	455	465	10	—
Citigroup Inc	06/21/2017	EUR	4,680,000	5,121	5,262	141	—
Citigroup Inc	06/21/2017	GBP	2,157,000	2,791	2,781	—	(10)
Citigroup Inc	06/21/2017	HKD	4,304,000	554	553	—	(1)
Citigroup Inc	06/21/2017	ILS	385,000	107	109	2	—
Citigroup Inc	06/21/2017	JPY	407,134,000	3,641	3,680	39	—
Citigroup Inc	06/21/2017	NOK	823,000	95	97	2	—
Citigroup Inc	06/21/2017	NZD	38,000	26	27	1	—
Citigroup Inc	06/21/2017	SEK	4,080,000	463	470	7	—
Citigroup Inc	06/21/2017	SGD	292,000	209	211	2	—
Citigroup Inc	09/20/2017	AUD	505,834	377	375	—	(2)
Citigroup Inc	09/20/2017	CAD	726,598	541	539	—	(2)
Citigroup Inc	09/20/2017	CHF	254,788	263	265	2	—
Citigroup Inc	09/20/2017	DKK	15,000	2	2	—	—
Citigroup Inc	09/20/2017	EUR	1,974,327	2,223	2,231	8	—
Citigroup Inc	09/20/2017	GBP	2,249,000	2,920	2,907	1	(14)
Citigroup Inc	09/20/2017	HKD	1,834,344	236	236	—	—
Citigroup Inc	09/20/2017	ILS	253,036	71	72	1	—
Citigroup Inc	09/20/2017	JPY	323,381,481	2,918	2,936	18	—
Citigroup Inc	09/20/2017	NOK	571,424	68	68	—	—
Citigroup Inc	09/20/2017	NZD	38,000	27	27	—	—
Citigroup Inc	09/20/2017	SEK	1,649,159	190	191	1	—
Citigroup Inc	09/20/2017	SGD	131,319	95	95	—	—
Morgan Stanley & Co	06/21/2017	CHF	4,922,000	4,972	5,090	119	(1)
Morgan Stanley & Co	06/21/2017	DKK	2,117,000	316	320	4	—
Morgan Stanley & Co	06/21/2017	EUR	5,936,000	6,526	6,675	149	—
Morgan Stanley & Co	06/21/2017	GBP	562,000	726	724	—	(2)
Morgan Stanley & Co	06/21/2017	NOK	7,489,000	887	887	—	—
Morgan Stanley & Co	06/21/2017	SEK	26,997,000	3,084	3,111	27	—
Total						$587	$(45)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/21/2017	AUD	509,834	$381	$379	$2	$—
Citigroup Inc	06/21/2017	CAD	728,598	541	539	2	—
Citigroup Inc	06/21/2017	CHF	233,788	240	242	—	(2)
Citigroup Inc	06/21/2017	DKK	3,077,000	452	465	—	(13)
Citigroup Inc	06/21/2017	EUR	3,150,327	3,497	3,542	—	(45)
Citigroup Inc	06/21/2017	GBP	2,157,000	2,793	2,780	14	(1)
Citigroup Inc	06/21/2017	HKD	1,744,344	224	224	—	—
Citigroup Inc	06/21/2017	ILS	269,036	75	76	—	(1)
Citigroup Inc	06/21/2017	JPY	278,859,481	2,506	2,520	—	(14)
Citigroup Inc	06/21/2017	NOK	553,424	66	66	—	—
Citigroup Inc	06/21/2017	NZD	38,000	27	27	—	—
Citigroup Inc	06/21/2017	SEK	1,649,159	189	190	—	(1)
Citigroup Inc	06/21/2017	SGD	124,319	90	90	—	—
Citigroup Inc	09/20/2017	AUD	35,000	26	26	—	—
Citigroup Inc	09/20/2017	DKK	1,227,000	185	187	—	(2)
Citigroup Inc	09/20/2017	EUR	107,000	120	121	—	(1)
Citigroup Inc	09/20/2017	JPY	47,322,000	428	430	—	(2)
Citigroup Inc	09/20/2017	NZD	2,000	1	1	—	—
Citigroup Inc	09/20/2017	SGD	2,000	1	1	—	—
Morgan Stanley & Co	06/21/2017	CAD	567,000	421	420	2	(1)
Morgan Stanley & Co	06/21/2017	CHF	11,657,000	11,659	12,054	—	(395)
Morgan Stanley & Co	06/21/2017	DKK	20,995,000	3,094	3,174	—	(80)
Morgan Stanley & Co	06/21/2017	EUR	24,694,000	26,961	27,767	1	(807)
Morgan Stanley & Co	06/21/2017	NOK	7,489,000	871	887	—	(16)
Morgan Stanley & Co	06/21/2017	SEK	78,727,000	8,849	9,071	—	(222)
Total						$21	$(1,603)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
AEX Index; June 2017		Short	8	$942		$941	$1
AEX Index; June 2017		Long	10	1,195		1,176	(19)
CAC40 Index; June 2017		Long	31	1,861		1,834	(27)

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

Futures Contracts (continued)

								Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
CAC40 Index; June 2017		Short	83	$4,972		$4,910 $			62
DAX Index; June 2017		Short	11	3,801		3,904			(103)
DAX Index; June 2017		Long	4	1,410		1,420			10
DJ Euro Stoxx 50; June 2017		Short	340	12,963		13,570			(607)
FTSE/MIB Index; June 2017		Long	3	344		350			6
FTSE100 Index; June 2017		Long	30	2,787		2,902			115
FTSE100 Index; June 2017		Short	31	2,899		2,999			(100)
Hang Seng Index; June 2017		Long	1	162		163			1
IBEX 35 Index; June 2017		Long	1	123		122			(1)
Japan Topix Index; June 2017		Long	27	3,785		3,827			42
MSCI Singapore Index; June 2017		Long	6	156		154			(2)
OMXS30 Index; June 2017		Long	26	493		490			(3)
OMXS30 Index; June 2017		Short	81	1,535		1,527			8
S&P 500 Emini; June 2017		Long	219	26,159		26,402			243
S&P/TSX 60 Index; June 2017		Long	10	1,358		1,340			(18)
SPI 200 Index; June 2017		Long	11	1,211		1,173			(38)
Total						$			(430)

Amounts in thousands except contracts
Synthetic Futures

					Unrealized			Fair Value
Counterparty (Issuer)	Reference Entity		Expiration Date		Notional Value	Appreciation/(Depreciation)		Asset	Liability
Morgan Stanley & Co	Swiss Market Index Future; June 2017		06/16/2017		$1,603	$34		$8	$—
Total						$34		$8	$—
Amounts in thousands
Total Return Equity Basket Swaps

						Notional		Fair Value
Counterparty	Fund Pays		Fund Receives		Expiration Date	Value		Asset	Liability
Deutsche Bank AG	Floating rate based on 1 day OBFR	Total return on a custom basket of long and			05/05/2022	$8,320		$278	$—
	plus/less spread	short securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 week NIBOR	Total return on a custom basket of long			05/06/2019	(29)		29	—
	plus/less spread	and short securities traded in NOK
Morgan Stanley & Co	Floating rate based on 1 day HONIX	Total return on a custom basket of long			05/07/2019	32		—	(11)
	plus/less spread	and short securities traded in HKD
Morgan Stanley & Co	Floating rate based on 1 week STIBO	Total return on a custom basket of long			05/06/2019	22		6	—
	plus/less spread	and short securities traded in SEK
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long			04/06/2018	7,908		96	—
	plus/less spread	and short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day EONIA	Total return on a custom basket of long			04/06/2018	21,119		475	—
	plus/less spread	and short securities traded in EUR
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long			05/07/2019	(180)		224	—
	plus/less spread	and short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day RBACR	Total return on a custom basket of long			05/06/2019	13		8	—
	plus/less spread	and short securities traded in AUD
Morgan Stanley & Co	Floating rate based on 1 day MUTSC	Total return on a custom basket of long			09/06/2018	—		42	—
	plus/less spread	and short securities traded in JPY
Morgan Stanley & Co	Floating rate based on 1 day DISC	Total return on a custom basket of long			05/07/2018	4		30	—
	plus/less spread	and short securities traded in CAD
Morgan Stanley & Co	Floating rate based on 1 day EONIA	Total return on a custom basket of long			05/06/2019	1,497		—	(157)
	plus/less spread	and short securities traded in EUR
Morgan Stanley & Co	Floating rate based on 1 day TOIS	Total return on a custom basket of long			08/04/2017	337		63	—
	plus/less spread	and short securities traded in CHF
Total						$39,043		$1,251	$(168)
The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands
Total Return Swaps

Pay/Receive
			Positive	Financing	Expiration	Notional		Fair Value
Counterparty (Issuer) Reference Entity		Contracts	Return	Rate	Date	Amount		Asset Liability
Bank of America NA MSCI Hong Kong Net Return HKD Index		55	Receive	1 Month HIBOR plus	06/21/2017	HKD 4,135		$10	$—
				.40%
Bank of America NA MSCI Spain Net Return EUR Index		1,591	Receive	Euribor 1 Month	06/21/2017	EUR	341	2	—
				minus 0.11%
Bank of America NA MSCI Spain Net Return EUR Index		427	Receive	Euribor 1 Month	06/21/2017		91	1	—
				minus 0.11%
Morgan Stanley & Co MSCI Singapore Net Return SGD Index		29	Receive	SIBOR 1 Month	06/21/2017	SGD	153	—	—
Total								$13	$—

Amounts in thousands except contracts
See accompanying notes	111

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (33.01)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (1.43)%				Building Materials (continued)
Boeing Co/The	2,389	$448		Martin Marietta Materials Inc	1,307	$293
General Dynamics Corp	5,816	1,182		Masco Corp	6,082	226
Kawasaki Heavy Industries Ltd	48,000	138		Rinnai Corp	1,800	162
Lockheed Martin Corp	1,538	433		Vulcan Materials Co	2,746	342
Raytheon Co	4,526	742				$1,383
Rockwell Collins Inc	2,688	293		Chemicals - (0.84)%
United Technologies Corp	10,826	1,313		CF Industries Holdings Inc	4,836	130
		$4,549		Eastman Chemical Co	3,040	244
Agriculture - (0.02)%				International Flavors & Fragrances Inc	1,508	208
Golden Agri-Resources Ltd	214,700	57		Kaneka Corp	6,000	45
				Kansai Paint Co Ltd	8,600	186
				Mosaic Co/The	7,266	164
Airlines - (0.16)%				Nippon Paint Holdings Co Ltd	6,100	243
American Airlines Group Inc	10,526	509		Nissan Chemical Industries Ltd	1,300	46
				Novozymes A/S	14,538	658
Apparel - (0.39)%				Praxair Inc	5,406	715
Asics Corp	13,300	223		Toray Industries Inc	8,500	71
NIKE Inc	16,338	866				$2,710
Under Armour Inc - Class C (a)	8,441	151
				Commercial Services - (0.89)%
		$1,240		Benesse Holdings Inc	4,200	154
Automobile Manufacturers - (0.19)%				Cintas Corp	511	64
Ford Motor Co	12,652	141		Ecolab Inc	6,236	829
Honda Motor Co Ltd	6,800	190		Equifax Inc	1,311	179
Mitsubishi Motors Corp	34,700	225		Gartner Inc (a)	1,708	204
Nissan Motor Co Ltd	4,800	46		Global Payments Inc	1,205	110
Toyota Motor Corp	300	16		Nets A/S (a)	9,314	187
		$618		PayPal Holdings Inc (a)	9,645	504
				Sohgo Security Services Co Ltd	2,400	112
Automobile Parts & Equipment - (0.32)%				Verisk Analytics Inc (a)	3,464	280
Brembo SpA	1,465	23		Western Union Co/The	9,051	172
Koito Manufacturing Co Ltd	900	47				$2,795
NGK Spark Plug Co Ltd	21,300	434
Toyota Industries Corp	6,200	312		Computers - (0.60)%
Yokohama Rubber Co Ltd/The	9,400	183		Accenture PLC - Class A	10,035	1,249
		$999		DXC Technology Co	5,826	452
				Obic Co Ltd	2,700	157
Banks - (0.72)%				SCSK Corp	600	26
Banca Generali SpA	2,347	68		Teradata Corp (a)	938	26
Banco BPM SpA (a)	129,753	405
						$1,910
Bank of Kyoto Ltd/The	37,000	312
BPER Banca	4,083	20		Consumer Products - (0.16)%
Capital One Financial Corp	489	38		Avery Dennison Corp	1,833	154
Chugoku Bank Ltd/The	1,000	14		Clorox Co/The	2,657	361
Concordia Financial Group Ltd	12,500	57				$515
Fifth Third Bancorp	14,451	343		Cosmetics & Personal Care - (0.18)%
FinecoBank Banca Fineco SpA	38,424	289		Colgate-Palmolive Co	3,880	296
Iyo Bank Ltd/The	1,600	12		Coty Inc	15,498	294
Seven Bank Ltd	97,000	355
UniCredit SpA (a)	21,816	382				$590
		$2,295		Diversified Financial Services - (1.19)%
				Acom Co Ltd (a)	81,400	344
Beverages - (1.08)%				AEON Financial Service Co Ltd	14,300	294
Brown-Forman Corp - B Shares	7,978	414		Affiliated Managers Group Inc	1,177	181
Coca-Cola Co/The	22,784	1,036		Alliance Data Systems Corp	1,190	287
Constellation Brands Inc	4,130	755		American Express Co	13,360	1,028
Molson Coors Brewing Co	4,460	423
Monster Beverage Corp (a)	10,256	519		Franklin Resources Inc	11,737	490
				Hitachi Capital Corp	1,000	23
PepsiCo Inc	2,814	329		Intercontinental Exchange Inc	11,332	682
		$3,476		Invesco Ltd	8,378	266
Biotechnology - (1.06)%				Navient Corp	6,035	87
Alexion Pharmaceuticals Inc (a)	4,647	455		Orient Corp	99,200	168
Illumina Inc (a)	3,033	538				$3,850
Incyte Corp (a)	4,384	567
Regeneron Pharmaceuticals Inc (a)	2,513	1,154		Electric - (1.56)%
Vertex Pharmaceuticals Inc (a)	5,303	655		Alliant Energy Corp	4,337	180
				Ameren Corp	3,553	202
		$3,369		Chugoku Electric Power Co Inc/The	33,200	378
Building Materials - (0.43)%				Consolidated Edison Inc	2,226	184
Fortune Brands Home & Security Inc	2,934	185		DONG Energy A/S	1,658	72
LIXIL Group Corp	7,200	175		Duke Energy Corp	6,390	547

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Electric (continued)				Healthcare - Products (continued)
Edison International	5,337	$435		Henry Schein Inc (a)	1,509	$278
Electric Power Development Co Ltd	16,600	441		Hologic Inc (a)	5,311	230
Entergy Corp	1,783	141		IDEXX Laboratories Inc (a)	1,825	307
Eversource Energy	3,418	212		Intuitive Surgical Inc (a)	726	664
Hokuriku Electric Power Co	33,000	322		Olympus Corp	1,100	40
Kansai Electric Power Co Inc/The	2,900	41		Stryker Corp	3,360	480
Kyushu Electric Power Co Inc	27,400	340		Sysmex Corp	2,800	166
NextEra Energy Inc	5,210	737				$6,661
NRG Energy Inc	6,061	98
Pinnacle West Capital Corp	2,238	198		Healthcare - Services - (0.11)%
				Envision Healthcare Corp (a)	2,437	133
SCANA Corp	2,752	188
Shikoku Electric Power Co Inc	20,800	260		Universal Health Services Inc	2,004	228
		$4,976				$361

Electrical Components & Equipment - (0.16)%				Holding Companies - Diversified - (0.01)%
Acuity Brands Inc	909	148		Keppel Corp Ltd	9,600	45
Casio Computer Co Ltd	18,800	292
Nidec Corp	800	79		Home Furnishings - (0.22)%
		$519		Electrolux AB	14,473	464
				Leggett & Platt Inc	2,578	134
Electronics - (0.65)%				Sony Corp	3,000	110
Agilent Technologies Inc	6,680	403
Alps Electric Co Ltd	10,900	305				$708
Fortive Corp	2,772	173		Insurance - (1.49)%
Hamamatsu Photonics KK	9,500	302		Aflac Inc	7,558	570
Ibiden Co Ltd	1,800	32		American International Group Inc	10,947	697
Mettler-Toledo International Inc (a)	540	314		Arthur J Gallagher & Co	3,699	210
Murata Manufacturing Co Ltd	2,000	277		Assurant Inc	1,161	114
PerkinElmer Inc	813	51		Japan Post Holdings Co Ltd	5,600	68
Yaskawa Electric Corp	10,800	215		Japan Post Insurance Co Ltd	6,700	144
		$2,072		Lincoln National Corp	4,662	303
				Loews Corp	3,428	162
Engineering & Construction - (0.15)%				Marsh & McLennan Cos Inc	9,215	715
Chiyoda Corp	27,000	152		MetLife Inc	21,714	1,098
Japan Airport Terminal Co Ltd	4,200	165		Sony Financial Holdings Inc	30,100	463
JGC Corp	10,500	159		T&D Holdings Inc	10,500	149
		$476		UnipolSai Assicurazioni SpA	11,486	26
Entertainment - (0.08)%						$4,719
Oriental Land Co Ltd/Japan	3,700	239		Internet - (1.44)%
				Expedia Inc	3,003	432
Food - (1.17)%				Kakaku.com Inc	22,300	318
Calbee Inc	16,100	624		MonotaRO Co Ltd	8,400	283
Chr Hansen Holding A/S	4,778	335		Netflix Inc (a)	8,922	1,455
Kellogg Co	2,451	176		Priceline Group Inc/The (a)	547	1,027
Kikkoman Corp	5,600	175		Symantec Corp	12,833	389
Kraft Heinz Co/The	11,790	1,087		TripAdvisor Inc (a)	2,989	115
Mondelez International Inc	22,573	1,052		VeriSign Inc (a)	295	27
Yakult Honsha Co Ltd	3,500	247		Yahoo Japan Corp	21,200	95
		$3,696		Yoox Net-A-Porter Group SpA (a)	14,474	405

Forest Products & Paper - (0.14)%						$4,546
International Paper Co	8,532	451		Iron & Steel - (0.23)%
				JFE Holdings Inc	2,700	45
				Kobe Steel Ltd (a)	33,700	308
Gas - (0.07)%				Nucor Corp	6,616	385
Sempra Energy	549	64
Snam SpA	15,088	69				$738
Toho Gas Co Ltd	11,000	85		Leisure Products & Services - (0.60)%
		$218		Carnival Corp	15,010	961
				Harley-Davidson Inc	3,280	174
Hand & Machine Tools - (0.13)%				Shimano Inc	4,000	621
Stanley Black & Decker Inc	2,912	401		Yamaha Corp	1,500	48
				Yamaha Motor Co Ltd	3,500	88
Healthcare - Products - (2.10)%						$1,892
Abbott Laboratories	33,278	1,519
Asahi Intecc Co Ltd	2,500	116		Lodging - (0.08)%
Becton Dickinson and Co	4,415	835		Wynn Resorts Ltd	2,012	259
Boston Scientific Corp (a)	18,613	503
Coloplast A/S	3,330	285		Machinery - Diversified - (0.19)%
Danaher Corp	9,154	778		CNH Industrial NV	6,383	71
Edwards Lifesciences Corp (a)	3,995	460		Flowserve Corp	2,508	122

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Machinery - Diversified (continued)				Pharmaceuticals (continued)
Kubota Corp	5,700	$90		Santen Pharmaceutical Co Ltd	20,900	$288
Mitsubishi Heavy Industries Ltd	35,000	138		Sawai Pharmaceutical Co Ltd	900	48
Xylem Inc/NY	3,457	180		Sosei Group Corp (a)	1,900	192
		$601		Zoetis Inc	9,412	586

Media - (0.08)%						$4,475
DISH Network Corp (a)	3,060	195		Real Estate - (0.03)%
Mediaset SpA (a)	12,524	49		CapitaLand Ltd	12,800	33
		$244		Global Logistic Properties Ltd	31,000	65

Metal Fabrication & Hardware - (0.21)%						$98
MISUMI Group Inc	4,700	106		REITS - (1.87)%
Tenaris SA	37,742	572		American Tower Corp	5,710	749
		$678		Apartment Investment & Management Co	3,102	133
				Boston Properties Inc	2,962	359
Mining - (0.11)%				Crown Castle International Corp	7,480	760
Newmont Mining Corp	10,256	350		Equinix Inc	1,494	659
				Equity Residential	7,441	484
Miscellaneous Manufacturers - (0.57)%				GGP Inc	16,885	376
Dover Corp	3,263	269		HCP Inc	8,952	281
Eaton Corp PLC	9,325	722		Host Hotels & Resorts Inc	15,308	276
General Electric Co	12,816	351		Kimco Realty Corp	8,819	155
Pentair PLC	3,508	232		Macerich Co/The	2,988	172
Textron Inc	5,232	250		Prologis Inc	8,397	466
		$1,824		Simon Property Group Inc	2,875	443
				SL Green Realty Corp	2,087	211
Office & Business Equipment - (0.25)%				Vornado Realty Trust	2,658	245
Canon Inc	5,900	203		Welltower Inc	2,155	156
Ricoh Co Ltd	53,400	450				$5,925
Xerox Corp	19,386	137
		$790		Retail - (1.90)%
				Advance Auto Parts Inc	1,531	205
Oil & Gas - (1.80)%				Aeon Co Ltd	17,000	257
Anadarko Petroleum Corp	11,436	578		CarMax Inc (a)	3,887	244
Cabot Oil & Gas Corp	423	9		Chipotle Mexican Grill Inc (a)	597	285
Cimarex Energy Co	1,973	212		Costco Wholesale Corp	4,928	889
Concho Resources Inc (a)	3,030	384
				Don Quijote Holdings Co Ltd	11,300	442
EOG Resources Inc	11,118	1,004		FamilyMart UNY Holdings Co Ltd	8,300	466
EQT Corp	3,585	198		Fast Retailing Co Ltd	100	34
Helmerich & Payne Inc	2,252	119		Genuine Parts Co	2,856	265
Hess Corp	6,352	291		Isetan Mitsukoshi Holdings Ltd	20,500	207
Newfield Exploration Co (a)	3,803	124
				J Front Retailing Co Ltd	11,400	161
Noble Energy Inc	8,983	258		Lawson Inc	2,400	164
Occidental Petroleum Corp	15,856	934		Marui Group Co Ltd	25,600	373
Phillips 66	9,855	750		Pandora A/S	1,950	185
Pioneer Natural Resources Co	3,450	576		Ryohin Keikaku Co Ltd	1,000	260
Range Resources Corp	5,127	118		Starbucks Corp	5,834	371
Tesoro Corp	2,425	202		Tractor Supply Co	2,482	137
		$5,757		Ulta Beauty Inc (a)	652	199
Oil & Gas Services - (0.42)%				Wal-Mart Stores Inc	10,854	853
Baker Hughes Inc	8,817	486		Yamada Denki Co Ltd	7,700	40
National Oilwell Varco Inc	7,855	257				$6,037
Saipem SpA (a)	50,777	207
				Semiconductors - (0.91)%
Schlumberger Ltd	1,914	133		Advanced Micro Devices Inc (a)	19,399	217
TechnipFMC PLC (a)	8,859	257
				Broadcom Ltd	493	118
		$1,340		Micron Technology Inc (a)	25,146	774
Packaging & Containers - (0.08)%				NVIDIA Corp	8,436	1,218
				Qorvo Inc (a)	2,506	195
Ball Corp	5,944	243
				Xilinx Inc	5,592	373
						$2,895
Pharmaceuticals - (1.41)%
Allergan PLC	6,400	1,432		Software - (1.35)%
Cardinal Health Inc	6,087	452		Adobe Systems Inc (a)	6,863	973
Chugai Pharmaceutical Co Ltd	10,300	392		Akamai Technologies Inc (a)	3,317	157
Eisai Co Ltd	2,600	137		Autodesk Inc (a)	4,570	511
Kyowa Hakko Kirin Co Ltd	4,000	68		Cerner Corp (a)	7,103	464
Mallinckrodt PLC (a)	2,172	94		Fiserv Inc (a)	2,307	289
Mead Johnson Nutrition Co	3,806	340		Red Hat Inc (a)	3,668	328
Novo Nordisk A/S	932	40		salesforce.com Inc (a)	14,678	1,316
Ono Pharmaceutical Co Ltd	14,000	291		Synopsys Inc (a)	3,121	234
Perrigo Co PLC	1,577	115				$4,272

See accompanying notes

		Schedule of Investments
	Multi-Manager Equity Long/Short Fund
		May 31, 2017 (unaudited)

		Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)

Storage & Warehousing - (0.04)%
Mitsubishi Logistics Corp	9,000	$114

Telecommunications - (0.25)%
CenturyLink Inc	11,340	283
Level 3 Communications Inc (a)	7,470	445
Telecom Italia SpA/Milano (a)	56,503	53
		$781

Textiles - (0.11)%
Mohawk Industries Inc (a)	1,431	342

Transportation - (1.29)%
CSX Corp	1,422	77
DSV A/S	3,341	203
FedEx Corp	5,222	1,012
Kansas City Southern	2,211	210
Keihan Holdings Co Ltd	24,000	159
Keikyu Corp	27,000	321
Keio Corp	34,000	283
Keisei Electric Railway Co Ltd	1,500	38
Kintetsu Group Holdings Co Ltd	73,000	282
Kyushu Railway Co	3,900	132
Nagoya Railroad Co Ltd	28,000	131
Nankai Electric Railway Co Ltd	25,000	132
Nippon Yusen KK	50,000	91
Odakyu Electric Railway Co Ltd	17,600	353
Seibu Holdings Inc	28,400	528
Singapore Post Ltd	36,400	33
Sotetsu Holdings Inc	7,000	33
Tokyu Corp	13,000	96
		$4,114

Water - (0.09)%
American Water Works Co Inc	3,494	273

TOTAL COMMON STOCKS (proceeds $100,334)		$104,995
INVESTMENT COMPANIES - (4.63)%	Shares	Value(000	's)

Exchange Traded Funds - (4.63)%
Consumer Discretionary Select Sector SPDR	15,497	1,411
Fund
Consumer Staples Select Sector SPDR Fund	27,921	1,581
Health Care Select Sector SPDR Fund	11,128	847
Industrial Select Sector SPDR Fund	15,224	1,028
SPDR S&P500 ETF Trust	24,235	5,851
Technology Select Sector SPDR Fund	71,271	4,029
		$14,747
TOTAL INVESTMENT COMPANIES (proceeds $13,136)		$14,747
TOTAL SHORT SALES (proceeds $113,470)		$119,742

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held	Value(000	's)		Principal
Exchange Traded Funds - 0.10%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
SPDR Nuveen S&P High Yield Municipal	1,040	$60		Connecticut - 2.23%
Bond ETF				Mohegan Tribal Finance Authority
VanEck Vectors High-Yield Municipal Index	1,000	31		7.00%, 02/01/2045(b)	$2,500	$2,618
ETF
VanEck Vectors Short High-Yield Municipal	1,000	24		Florida - 0.39%
Index ETF				Orange County Housing Finance Authority
		$115		7.00%, 10/01/2025	450	455
TOTAL INVESTMENT COMPANIES		$115
	Principal			Georgia - 0.47%
BONDS- 0.43%	Amount (000's)	Value(000	's)	City of Atlanta GA
U.S. Municipals - 0.43%				7.38%, 01/01/2031	500	551
Oglala Sioux Tribe
5.75%, 10/01/2025(a),(b)	$500	$505		Illinois - 15.04%
				Chicago O'Hare International Airport
TOTAL BONDS		$505		5.00%, 01/01/2033	1,250	1,431
	Principal			Chicago Park District
MUNICIPAL BONDS - 101.69%	Amount (000's)	Value(000	's)	5.00%, 01/01/2040	1,000	1,096
				City of Chicago IL
Alabama - 2.57%				5.50%, 01/01/2042	300	302
Lower Alabama Gas District/The				6.00%, 01/01/2038	2,000	2,086
5.00%, 09/01/2034	$2,500	$3,015		7.46%, 02/15/2026	1,929	1,364
				City of Chicago IL Wastewater Transmission
Arizona - 4.39%				Revenue
Navajo Nation
5.50%, 12/01/2030(b)	2,500	2,741		5.00%, 01/01/2031	760	845
				5.00%, 01/01/2039	1,200	1,306
Salt Verde Financial Corp				Illinois Finance Authority
5.00%, 12/01/2032	2,000	2,402		5.00%, 02/15/2036	1,000	1,087
		$5,143		Illinois State Toll Highway Authority
California - 13.90%				5.00%, 01/01/2040(c)	5,000	5,675
Abag Finance Authority for Nonprofit Corps				Metropolitan Pier & Exposition
5.00%, 08/01/2043	500	562		Authority (credit support from NATL)
California Educational Facilities Authority				5.50%, 06/15/2029(d)	1,000	1,221
5.00%, 12/29/2015(c)	1,730	1,842
5.00%, 10/01/2038(c)	900	950		State of Illinois
				5.50%, 07/01/2027	1,150	1,224
California Public Finance Authority						$17,637
5.00%, 07/01/2047(b)	1,700	1,831
				Indiana - 0.57%
California Statewide Communities				Indiana Finance Authority
Development Authority (credit support from				5.00%, 10/01/2044	300	327
GNMA COLL)
4.90%, 07/20/2039(d)	500	528		Town of Shoals IN
California Statewide Financing Authority				7.25%, 11/01/2043	300	345
6.00%, 05/01/2043	1,000	1,004				$672
Golden State Tobacco Securitization Corp				Louisiana - 3.45%
5.30%, 06/01/2037	1,000	1,016		Juban Crossing Economic Development
5.75%, 06/01/2047	60	60		District
				7.00%, 09/15/2044(b)	1,000	1,029
5.75%, 06/01/2047	1,200	1,209		7.00%, 09/15/2044(b)	500	515
Golden State Tobacco Securitization
Corp (credit support from GOLDEN ST TOB				Louisiana Public Facilities Authority
SECURITIZATION)				8.38%, 07/01/2039	400	136
5.00%, 06/01/2033(d)	1,000	1,005		Parish of St John the Baptist LA
La Verne Public Financing Authority				5.13%, 06/01/2037	2,350	2,356
7.25%, 09/01/2026	640	642				$4,036
Morongo Band of Mission Indians/The				Maine- 0.88%
6.50%, 03/01/2028(b)	825	850		Finance Authority of Maine
				5.25%, 01/01/2025(b)	1,000	1,037
Oakland Unified School District/Alameda
County
5.00%, 08/01/2035	1,225	1,431		Maryland - 0.92%
Sacramento Area Flood Control				City of Westminster MD
Agency (credit support from BAM)				6.25%, 07/01/2044	600	652
5.00%, 10/01/2039(d)	500	570		Maryland Economic Development Corp
San Diego Community College District				5.38%, 06/01/2025	390	421
5.25%, 08/01/2033(c)	1,050	1,147				$1,073
University of California				Michigan - 1.89%
5.25%, 05/15/2039(c)	428	464		Michigan Finance Authority
5.25%, 05/15/2039(c)	828	897		5.00%, 07/01/2035	1,000	1,106
5.25%, 05/15/2039(c)	243	263		Wayne County Airport Authority
		$16,271		5.00%, 12/01/2045	1,000	1,110
Colorado - 1.82%						$2,216
Centerra Metropolitan District No 1				Minnesota - 0.95%
5.00%, 12/01/2037	1,000	1,023		Housing & Redevelopment Authority of The
Colorado Health Facilities Authority				City of St Paul Minnesota
5.00%, 05/15/2040	1,000	1,116		5.00%, 11/15/2030	1,000	1,115
		$2,139

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Missouri - 1.30%				Oklahoma - 2.13%
City of St Louis MO Airport Revenue (credit				Oklahoma Development Finance Authority
support from NATL)				5.00%, 08/01/2047	$1,000	$1,092
5.50%, 07/01/2028(d)	$400	$499		Tulsa Airports Improvement Trust
Kansas City Industrial Development				5.00%, 06/01/2035(e)	300	320
Authority				Tulsa County Industrial Authority
5.00%, 04/01/2046(b)	1,100	1,014		5.25%, 11/15/2045	1,000	1,089
		$1,513				$2,501
Montana - 1.24%				Oregon - 0.45%
City of Kalispell MT				Warm Springs Reservation Confederated
5.25%, 05/15/2037	1,400	1,459		Tribe
				6.38%, 11/01/2033	500	533
Nevada - 2.34%
Las Vegas Redevelopment Agency				Pennsylvania - 3.91%
5.00%, 06/15/2030	1,415	1,633		Lancaster County Hospital Authority/PA
5.00%, 06/15/2045	1,000	1,109		5.00%, 07/01/2045	1,250	1,335
		$2,742		Pennsylvania Economic Development
New Jersey - 6.63%				Financing Authority
Casino Reinvestment Development Authority				5.50%, 11/01/2044	1,000	1,073
5.25%, 11/01/2039	250	256		6.00%, 06/01/2031	500	500
Essex County Improvement Authority				School District of Philadelphia/The (credit
5.25%, 07/01/2045(b)	1,300	1,307		support from ST AID WITHHLDG)
New Jersey Economic Development				5.00%, 09/01/2032(d)	1,500	1,666
Authority						$4,574
5.00%, 07/15/2028	750	794		South Carolina - 0.95%
5.63%, 11/15/2030	1,500	1,687		South Carolina Public Service Authority
5.75%, 09/15/2027	500	550		5.25%, 12/01/2055	1,000	1,115
New Jersey Economic Development
Authority (credit support from ST APPROP)				Tennessee - 3.41%
5.25%, 06/15/2040(d)	1,000	1,047		Chattanooga Health Educational & Housing
New Jersey Transportation Trust Fund				Facility Board
Authority				5.00%, 10/01/2028	1,050	1,185
5.25%, 06/15/2032	2,000	2,120		5.00%, 10/01/2035	500	545
		$7,761		Metropolitan Government Nashville &
New York - 7.41%				Davidson County Health & Educational Facs
Brooklyn Arena Local Development Corp				Bd
6.25%, 07/15/2040	480	545		5.00%, 07/01/2040	2,000	2,260
Build NYC Resource Corp						$3,990
5.00%, 07/01/2035	1,500	1,660		Texas- 9.23%
Glen Cove Local Economic Assistance Corp				Arlington Higher Education Finance Corp
5.00%, 01/01/2056	1,000	1,009		5.00%, 12/01/2046	1,100	1,186
Hudson Yards Infrastructure Corp				Austin Convention Enterprises Inc
4.00%, 02/15/2044	1,500	1,580		5.00%, 01/01/2034	500	570
New York Counties Tobacco Trust VI				5.00%, 01/01/2034	300	335
5.00%, 06/01/2041	400	432		City of Houston TX Airport System Revenue
New York State Thruway Authority				4.50%, 07/01/2020	1,000	1,060
5.25%, 01/01/2056	1,000	1,156		Harris County Cultural Education Facilities
New York Transportation Development Corp				Finance Corp
5.00%, 08/01/2021	1,500	1,652		6.00%, 10/01/2043	1,575	1,794
5.00%, 01/01/2023	560	647		New Hope Cultural Education Facilities
		$8,681		Finance Corp
North Carolina - 1.53%				5.00%, 07/01/2030	500	545
North Carolina Eastern Municipal Power				5.00%, 07/01/2047	1,500	1,588
Agency				North Texas Tollway Authority
5.25%, 01/01/2020	750	769		5.00%, 01/01/2045	615	692
North Carolina Medical Care Commission				Port Beaumont Navigation District
5.25%, 10/01/2035	1,000	1,025		7.25%, 02/01/2036(b)	1,000	1,039
		$1,794		Tarrant County Cultural Education Facilities
Ohio- 6.33%				Finance Corp
Buckeye Tobacco Settlement Financing				6.00%, 11/15/2027(f)	1,000	1,028
Authority				Texas Private Activity Bond Surface
6.00%, 06/01/2042	2,500	2,471		Transportation Corp
Buckeye Tobacco Settlement Financing				6.88%, 12/31/2039	550	620
Authority (credit support from BUCKEYE				7.00%, 12/31/2038	300	344
OHIO TOB SETTLEMENT)						$10,801
5.75%, 06/01/2034(d)	2,000	1,959		Virgin Islands - 0.73%
County of Cuyahoga OH				Virgin Islands Public Finance Authority
5.25%, 02/15/2047	1,000	1,093		5.00%, 10/01/2029	1,000	858
County of Hamilton OH
5.00%, 01/01/2036	1,400	1,489		Virginia - 0.92%
Ohio Air Quality Development Authority				County of Botetourt VA
3.75%, 12/01/2023	1,000	415		6.00%, 07/01/2044	1,000	1,078
		$7,427

See accompanying notes

		Schedule of Investments
		Opportunistic Municipal Fund
		May 31, 2017 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Washington - 0.69%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	$750	$810

Wisconsin - 3.02%
Public Finance Authority
4.00%, 08/01/2035	500	485
4.00%, 12/01/2036	750	743
5.00%, 12/01/2025	1,500	1,675
5.25%, 04/01/2030	600	642
		$3,545
TOTAL MUNICIPAL BONDS		$119,160
Total Investments		$119,780
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.47)%
Notes with interest rates of 0.80% - 0.86% at	$(5,239)	$(5,239)
May 31, 2017 and contractual maturity of
collateral from 2017-2024.(g)
Total Net Investments		$114,541
Other Assets and Liabilities - 2.25%		$2,641
TOTAL NET ASSETS - 100.00%		$117,182

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $505 or 0.43% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,486 or 12.36% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Variable Rate. Rate shown is in effect at May 31, 2017.
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at May 31, 2017.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	80.16%
Insured	7.25%
General Obligation Unlimited	5.28%
Prerefunded	3.70%
Tax Allocation	3.21%
Certificate Participation	1.16%
General Obligation Limited	0.93%
Government	0.43%
Investment Companies	0.10%
Liability For Floating Rate Notes Issued	(4.47)%
Other Assets and Liabilities	2.25%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Origin Emerging Markets Fund May 31, 2017 (unaudited)

COMMON STOCKS - 95.73%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.68%				Forest Products & Paper - 1.72%
Smiles SA	204,079	$3,964		Mondi PLC	382,954	$10,011

Agriculture - 0.95%				Gas - 0.42%
KT&G Corp	56,106	5,557		China Resources Gas Group Ltd	795,700	2,438

Apparel - 0.46%				Healthcare - Products - 0.54%
Shenzhou International Group Holdings Ltd	395,700	2,710		China Medical System Holdings Ltd	1,769,600	3,137

Automobile Manufacturers - 3.58%				Holding Companies - Diversified - 2.17%
Geely Automobile Holdings Ltd	7,762,600	12,829		KOC Holding AS	480,300	2,185
Great Wall Motor Co Ltd	7,539,800	8,053		Siam Cement PCL/The	678,100	10,428
		$20,882				$12,613
Automobile Parts & Equipment - 1.00%				Insurance - 2.62%
Hankook Tire Co Ltd	51,266	2,789		Ping An Insurance Group Co of China Ltd	1,900,900	12,166
Xinyi Glass Holdings Ltd	3,118,900	3,064		Samsung Life Insurance Co Ltd	28,444	3,098
		$5,853				$15,264
Banks - 11.31%				Internet - 10.57%
China Construction Bank Corp	27,705,828	22,869		Alibaba Group Holding Ltd ADR(b)	210,400	25,766
China Merchants Bank Co Ltd	1,472,300	4,412		Autohome Inc ADR(b)	77,600	3,289
China Minsheng Banking Corp Ltd	3,382,200	3,466		NCSoft Corp	9,600	3,243
Industrial & Commercial Bank of China Ltd	25,959,300	17,333		Tencent Holdings Ltd	851,105	29,250
Kiatnakin Bank PCL (a)	1,388,500	2,782				$61,548
Sberbank of Russia PJSC ADR	1,093,600	12,218		Iron & Steel - 0.90%
Thanachart Capital PCL	2,027,300	2,780		Kumba Iron Ore Ltd (b)	258,800	3,111
		$65,860		Severstal PJSC	163,400	2,108
Building Materials - 1.43%						$5,219
Anhui Conch Cement Co Ltd	2,511,700	8,321		Media - 0.93%
				CJ E&M Corp	76,900	5,401
Chemicals - 3.96%
Korea Petrochemical Ind Co Ltd	10,600	2,556		Metal Fabrication & Hardware - 1.53%
Lotte Chemical Corp	28,872	9,289		Catcher Technology Co Ltd	845,600	8,938
PTT Global Chemical PCL (a)	3,376,700	7,042
Sinopec Shanghai Petrochemical Co Ltd	7,069,800	4,151		Mining - 0.37%
		$23,038		Grupo Mexico SAB de CV	786,600	2,130
Coal - 1.45%
China Shenhua Energy Co Ltd	3,463,800	8,423		Miscellaneous Manufacturers - 3.97%
				Largan Precision Co Ltd	87,145	13,749
Commercial Services - 3.82%				Sunny Optical Technology Group Co Ltd	1,202,925	9,362
Kroton Educacional SA	1,350,700	6,023				$23,111
Localiza Rent a Car SA	219,410	2,931		Oil & Gas - 4.01%
New Oriental Education & Technology Group	149,100	10,686		Novatek PJSC	41,800	4,716
Inc ADR(b)				PTT PCL (a)	687,000	7,936
Zhejiang Expressway Co Ltd	2,211,300	2,592		SK Innovation Co Ltd	34,466	5,205
		$22,232		Tatneft PJSC ADR	61,300	2,521
Computers - 1.45%				Tupras Turkiye Petrol Rafinerileri AS	110,300	2,972
Foxconn Technology Co Ltd	1,840,400	5,211				$23,350
Lite-On Technology Corp	1,925,810	3,234		Pharmaceuticals - 2.79%
		$8,445		CSPC Pharmaceutical Group Ltd	1,978,000	2,957
Diversified Financial Services - 2.75%				Richter Gedeon Nyrt	263,032	6,720
BM&FBovespa SA - Bolsa de Valores	162,856	938		Sinopharm Group Co Ltd	1,441,800	6,582
Mercadorias e Futuros						$16,259
Fubon Financial Holding Co Ltd	2,880,200	4,392		Real Estate - 0.73%
Hana Financial Group Inc	85,400	3,123		China Vanke Co Ltd	1,595,800	4,234
KB Financial Group Inc	97,400	4,656
Taishin Financial Holding Co Ltd	6,476,001	2,894		Retail - 0.98%
		$16,003		ANTA Sports Products Ltd	1,928,300	5,701
Electronics - 5.99%
AAC Technologies Holdings Inc (a)	1,080,518	11,710		Semiconductors - 12.12%
Hon Hai Precision Industry Co Ltd	1,832,300	6,269		Phison Electronics Corp	561,100	6,071
Hon Hai Precision Industry Co Ltd	1,916,733	13,873		Powertech Technology Inc	1,014,500	3,116
Pegatron Corp	990,900	3,050		Realtek Semiconductor Corp	911,000	3,044
		$34,902		Samsung Electronics Co Ltd	26,977	26,869
Engineering & Construction - 0.97%				Taiwan Semiconductor Manufacturing Co Ltd	785,717	27,783
Grupo Aeroportuario del Centro Norte SAB de	651,200	3,521		ADR
CV				Win Semiconductors Corp	846,104	3,707
Promotora y Operadora de Infraestructura	207,375	2,150				$70,590
SAB de CV				Software - 4.02%
		$5,671		Chinasoft International Ltd	4,466,400	2,405
Food - 1.34%				NetEase Inc ADR	61,335	17,467
X5 Retail Group NV (b)	215,900	7,826		TravelSky Technology Ltd	1,200,300	3,543
						$23,415
				Telecommunications - 2.24%
				BYD Electronic International Co Ltd	3,211,500	6,144

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
China Mobile Ltd	367,043	$4,068
Vodacom Group Ltd	226,097	2,851
		$13,063
Water - 1.96%
Cia de Saneamento Basico do Estado de Sao	633,900	5,671
Paulo
Guangdong Investment Ltd	3,981,064	5,741
		$11,412
TOTAL COMMON STOCKS		$557,521
INVESTMENT COMPANIES - 4.43%	Shares Held	Value (000's)
Money Market Funds - 4.43%
First American Government Obligations Fund	25,778,870	25,779

TOTAL INVESTMENT COMPANIES		$25,779
Total Investments		$583,300
Other Assets and Liabilities - (0.16)%		$(922)
TOTAL NET ASSETS - 100.00%		$582,378

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable;
however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $29,470 or 5.06% of net assets.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Country		Percent
China		42.85%
Taiwan, Province Of China		18.08%
Korea, Republic Of		12.34%
Thailand		5.32%
Russian Federation		5.04%
United States		4.43%
Brazil		3.34%
South Africa		2.75%
Hong Kong		2.63%
Mexico		1.34%
Hungary		1.15%
Turkey		0.89%
Other Assets and Liabilities		(0.16)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; June 2017	Long	541	$27,145	$27,153	$8
Total					$8

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Preferred Securities Fund May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 5.34%		Shares Held	Value(000	's)	PREFERRED STOCKS (continued)			Shares Held	Value(000	's)
Money Market Funds - 5.34%					Electric (continued)
Goldman Sachs Financial Square Funds -		307,046,738	$307,047		NextEra Energy Capital Holdings Inc 5.13%			662,215	$16,463
Government Fund					NextEra Energy Capital Holdings Inc 5.63%			169,312	4,294
					NextEra Energy Capital Holdings Inc 5.70%			13,164	334
TOTAL INVESTMENT COMPANIES			$307,047		Southern Co/The 5.25%			111,000	2,756
CONVERTIBLE PREFERRED STOCKS -									$127,361
1.34%		Shares Held	Value(000	's)	Food - 0.45%
Banks - 1.34%					Dairy Farmers of America Inc 7.88%(a),(c)			12,000	1,266
Wells Fargo & Co 7.50%(a)		60,982	$77,202		Dairy Farmers of America Inc 7.88%(a),(c)			232,500	24,957
									$26,223
TOTAL CONVERTIBLE PREFERRED STOCKS			$77,202		Hand & Machine Tools - 0.53%
PREFERRED STOCKS - 24.91%		Shares Held	Value(000	's)	Stanley Black & Decker Inc 5.75%			1,191,954	30,335
Banks - 7.04%
AgriBank FCB 6.88%(a),(b)		61,700	6,718		Insurance - 6.00%
Bank of America Corp 6.38%(a)		2,467	64		Aegon NV 4.00%(a),(b)			52,807	1,326
Bank of America Corp 6.63%(a)		201,813	5,243		Aegon NV 6.38%(a)			973,233	25,148
Bank of New York Mellon Corp/The 5.20%(a)		139,534	3,562		Aegon NV	6.50	%(a)	223,353	5,836
BB&T Corp 5.63%(a)		150,000	3,916		Aegon NV		8.00%	60,347	1,562
Capital One Financial Corp 6.00%(a)		532,627	13,545		Aflac Inc	5.50%		1,087,462	27,556
Citigroup Inc 6.88%(a)		9,618	265		Allstate Corp/The 5.10%(b)			540,300	15,193
Citigroup Inc 6.88%(a),(b)		493,542	14,397		Allstate Corp/The 6.25%(a)			181,500	5,006
CoBank ACB 6.13%(a)		8,000	802		Allstate Corp/The 6.63%(a)			380,000	10,355
CoBank ACB 6.20%(a),(b)		65,000	6,862		American Financial Group Inc/OH 5.75%			441,277	11,120
CoBank ACB 6.25%(a),(b),(c)		296,500	31,309		American Financial Group Inc/OH 6.25%			250,786	6,729
Cullen/Frost Bankers Inc 5.38%(a)		241,889	6,151		Arch Capital Group Ltd 5.25%(a)			283,500	6,795
Goldman Sachs Group Inc/The 5.50%(a),(b)		774,944	21,427		Arch Capital Group Ltd 6.75%(a)			692,925	17,656
HSBC Holdings PLC 6.20%(a)		841,463	21,895		Aspen Insurance Holdings Ltd 5.95%(a),(b)			414,060	11,648
HSBC Holdings PLC 8.00%(a)		150,883	4,032		Aspen Insurance Holdings Ltd 7.25%(a)			40,007	1,017
Huntington Bancshares Inc/OH 5.88%(a)		326,087	8,423		Axis Capital Holdings Ltd 5.50%(a)			155,098	3,943
Huntington Bancshares Inc/OH 6.25%(a)		1,050,000	28,497		Hartford Financial Services Group Inc/The			1,040,014	32,324
ING Groep NV 6.13%(a)		52,468	1,367		7.88%(b)
ING Groep NV 6.38%(a)		791,636	20,377		Protective Life Corp		6.00%	10,311	260
KeyCorp 6.13%(a),(b)		780,000	21,996		Protective Life Corp		6.25%	336,151	8,481
M&T Bank Corp 6.38%(a),(b)		17,852	18,711		Prudential PLC 6.50%(a)			9,275	244
M&T Bank Corp 6.38%(a),(b)		11,380	11,928		Prudential PLC 6.75%(a)			100,263	2,672
Merrill Lynch Capital Trust I 6.45%(b)		51,569	1,322		Reinsurance Group of America Inc 6.20%(b)			577,300	16,776
Morgan Stanley 5.85%(a),(b)		347,500	9,264		RenaissanceRe Holdings Ltd 5.38%(a)			654,975	16,695
Morgan Stanley 7.13%(a),(b)		126,282	3,715		RenaissanceRe Holdings Ltd 6.08%(a)			172,247	4,415
PNC Financial Services Group Inc/The		1,730,132	51,350		Torchmark Corp		5.88%	468,309	11,923
6.13%(a),(b)					WR Berkley Corp		5.63%	1,262,728	31,897
Royal Bank of Scotland Group PLC 5.75%(a)		387,329	9,873		WR Berkley Corp		5.75%	66,429	1,677
State Street Corp 5.25%(a)		1,425,192	35,844		XLIT Ltd 4.28%(a),(b)			76,419	66,867
State Street Corp 5.90%(a),(b)		241,300	6,860						$345,121
State Street Corp 6.00%(a)		349,700	9,340		Media - 0.21%
TCF Financial Corp 7.50%(a)		229,278	5,773		Comcast Corp 5.00%			475,206	12,142
Valley National Bancorp 6.25%(a),(b)		172,200	5,002
Wells Fargo & Co 5.63%(a)		195,171	4,942		Miscellaneous Manufacturers - 0.17%
Wells Fargo & Co 5.85%(a),(b)		125,027	3,413		General Electric Co		4.88%	299,666	7,582
Wells Fargo & Co 6.63%(a),(b)		236,676	7,081		General Electric Co		4.88%	80,187	2,021
			$405,266						$9,603
Diversified Financial Services - 0.08%					REITS - 3.20%
Affiliated Managers Group Inc 6.38%		15,188	385		Boston Properties Inc 5.25%(a)			7,284	188
Charles Schwab Corp/The 6.00%(a)		12,535	320		DDR Corp		6.25%	10,550	264
Charles Schwab Corp/The 6.00%(a)		143,663	3,920		DDR Corp 6.38%(d)			453,405	11,348
			$4,625		Digital Realty Trust Inc 5.88%(a)			97,818	2,493
Electric - 2.21%					Digital Realty Trust Inc 6.35%(a)			205,498	5,542
Alabama Power Co 6.45%(a)		89,000	2,325		Digital Realty Trust Inc 7.38%(a)			239,911	6,713
Dominion Energy Inc	5.25%	897,421	22,166		Kimco Realty Corp 5.50%(a)			590,922	14,844
DTE Energy Co 5.25%		313,300	7,870		Kimco Realty Corp 6.00%(a)			679,411	17,121
Duke Energy Corp 5.13%		362,408	9,249		Prologis Inc 8.54%(a)			167,700	12,242
Entergy Arkansas Inc	4.88%	10,000	237		PS Business Parks Inc 5.70%(a)			377,419	9,602
Entergy Arkansas Inc	4.90%	241,096	5,969		PS Business Parks Inc 5.75%(a)			520,724	13,206
Entergy Louisiana LLC	4.70%	165,100	4,005		PS Business Parks Inc 6.00%(a)			188,128	4,773
Entergy Louisiana LLC	4.88%	25,000	591		Public Storage 4.90%(a)			16,000	385
Entergy Louisiana LLC	5.25%	230,055	5,733		Public Storage 4.95%(a)			4,000	98
Entergy New Orleans Inc	5.00%	3,299	82		Public Storage 5.20%(a)			70,407	1,772
Entergy New Orleans Inc	5.50%	20,000	512		Public Storage 5.75%(a)			222,900	5,639
Entergy Texas Inc 5.63%		15,618	408		Public Storage 5.88%(a)			237,401	6,391
Georgia Power Co 6.50%(a)		97,900	9,997		Public Storage 5.90%(a)			55,600	1,408
Gulf Power Co 6.00%(a)		60,914	6,272		Public Storage 6.00%(a)			580,214	15,486
Gulf Power Co 6.45%(a)		9,400	961		Public Storage 6.38%(a)			131,181	3,580
Integrys Holding Inc 6.00%(b)		87,600	2,339		Regency Centers Corp 6.00%(a)			441,029	11,268
Interstate Power & Light Co 5.10%(a)		485,100	12,550		Senior Housing Properties Trust 5.63%			113,931	2,822
NextEra Energy Capital Holdings Inc 5.00%		491,093	12,248		Senior Housing Properties Trust 6.25%			150,000	3,937

See accompanying notes

Schedule of Investments Preferred Securities Fund May 31, 2017 (unaudited)

PREFERRED STOCKS (continued)			Shares Held	Value(000	's)		Principal
REITS (continued)						BONDS (continued)	Amount (000's) Value (000's)
Ventas Realty LP / Ventas Capital Corp			198,708	$4,978		Banks (continued)
		5.45%				Corestates Capital III
Vornado Realty Trust 5.40%(a)			190,622	4,809		1.75%, 02/15/2027(b),(c)	$7,000	$6,545
Vornado Realty Trust 5.70%(a)			830,577	21,271		Countrywide Capital III
Vornado Realty Trust 6.63%(a)			71,610	1,830		8.05%, 06/15/2027	6,312	8,032
				$184,010		Credit Agricole SA
Savings & Loans - 0.05%						7.88%, 12/31/2049(a),(c)	8,000	8,795
Astoria Financial Corp 6.50%(a)			74,851	1,918		8.13%, 12/31/2049(a),(b)	5,000	5,781
People's United Financial Inc 5.63%(a),(b)			46,852	1,289		8.13%, 12/31/2049(a),(b),(c)	11,050	12,775
				$3,207		8.38%, 12/31/2049(a),(b),(c)	42,909	47,844
Sovereign - 0.49%						Credit Suisse AG
Farm Credit Bank of Texas 6.75%(a),(b),(c)			258,000	28,122		6.50%, 08/08/2023(c)	29,754	33,432
						6.50%, 08/08/2023	6,000	6,742
Telecommunications - 4.48%						Credit Suisse Group AG
Centaur Funding Corp 0.00%(b),(c),(e)			26,500	23,295		6.25%, 12/31/2049(a),(b),(c)	4,100	4,329
Centaur Funding Corp 9.08%(c),(f)			100,666	116,489		6.25%, 12/31/2049(a)	1,475	1,557
Qwest Corp	6.13%		885,400	21,657		7.50%, 12/31/2049(a),(b)	3,000	3,353
Qwest Corp	6.75%		7,270	184		7.50%, 12/31/2049(a),(b),(c)	69,040	77,152
Qwest Corp	6.88%		258,100	6,623		First Union Capital II
Qwest Corp	7.00%		253,178	6,415		7.95%, 11/15/2029	3,700	4,950
Qwest Corp	7.00%		520,255	13,194		Goldman Sachs Group Inc/The
Qwest Corp	7.50%		262,065	6,730		5.70%, 12/31/2049(a),(b)	39,795	41,088
Telephone & Data Systems Inc		6.63%	217,098	5,564		HBOS Capital Funding LP
Telephone & Data Systems Inc		7.00%	1,198,224	30,675		6.85%, 03/29/2049(a)	7,000	7,144
United States Cellular Corp 6.95%			75,623	1,955		HSBC Capital Funding Dollar 1 LP
Verizon Communications Inc		5.90%	942,517	25,071		10.18%, 12/29/2049(a),(b),(c)	32,900	51,159
						HSBC Holdings PLC
				$257,852		6.87%, 12/31/2049 (a),(b)	39,600	42,917
TOTAL PREFERRED STOCKS				$1,433,867
						ING Groep NV
			Principal			6.50%, 12/31/2049(a),(b)	26,000	27,256
BONDS- 68.53%			Amount (000's)	Value(000	's)
Banks- 39.71%						JPMorgan Chase & Co
						5.30%, 12/31/2049(a),(b)	8,000	8,325
Australia & New Zealand Banking Group						6.13%, 12/31/2049(a),(b)	22,000	23,705
Ltd/United Kingdom						6.75%, 12/31/2049(a),(b)	137,707	155,968
6.75%, 12/31/2049(a),(c)			$4,000	$4,438
						7.90%, 04/29/2049(a),(b)	56,300	58,428
Banco Bilbao Vizcaya Argentaria SA
9.00%, 12/31/2049(a)			27,800	29,121		KeyCorp
						5.00%, 12/31/2049(a),(b)	13,800	13,869
Bank of America Corp
6.30%, 12/31/2049(a),(b)			24,200	26,696		KeyCorp Capital III
6.50%, 12/31/2049(a),(b)			61,285	67,797		7.75%, 07/15/2029	3,500	4,241
Bank of New York Mellon Corp/The						Lloyds Bank PLC
						12.00%, 12/29/2049(a),(b)	11,000	14,988
4.62%, 12/31/2049(a),(b)			17,415	17,328
						12.00%, 12/29/2049(a),(c)	7,500	10,219
4.95%, 12/31/2049(a),(b)			75,100	77,916
Barclays Bank PLC						Lloyds Banking Group PLC
						6.41%, 01/29/2049(a),(c)	32,174	35,713
7.63%, 11/21/2022			8,000	9,050		6.66%, 01/29/2049(a),(c)	60,185	67,106
7.75%, 04/10/2023(b)			24,200	25,289
						7.50%, 12/31/2049(a),(b)	47,888	52,677
10.18%, 06/12/2021			3,000	3,801
10.18%, 06/12/2021(c)			3,460	4,383		M&T Bank Corp
						5.12%, 12/31/2049(a),(b)	15,500	15,888
Barclays PLC						6.45%, 12/31/2049(a),(b)	6,615	7,177
6.63%, 12/31/2049(a),(b)			14,178	14,481
8.25%, 12/31/2049(a),(b)			68,658	73,292		Morgan Stanley
						5.55%, 12/31/2049(a),(b)	10,000	10,463
BNP Paribas SA
7.20%, 06/29/2049(a),(c)			13,800	15,680		Nordea Bank AB
						5.50%, 12/31/2049(a),(b),(c)	6,000	6,113
7.37%, 12/31/2049(a),(b),(c)			100	110
						5.50%, 12/31/2049(a),(b)	1,200	1,223
7.63%, 12/31/2049(a),(b),(c)			46,600	51,042
						6.13%, 12/31/2049(a),(b)	1,800	1,881
	BPCE SA					6.13%, 12/31/2049(a),(b),(c)	32,831	34,308
5.70%, 10/22/2023(c)			6,000	6,658
Capital One Financial Corp						Northern Trust Corp
						4.60%, 12/31/2049(a),(b)	4,400	4,422
5.55%, 12/31/2049(a),(b)			9,045	9,373
Citigroup Capital III						NTC Capital I
						1.68%, 01/15/2027(b)	3,000	2,820
7.63%, 12/01/2036			2,700	3,211
						PNC Financial Services Group Inc/The
	Citigroup Inc					6.75%, 07/29/2049 (a),(b)	44,035	49,649
5.90%, 12/29/2049(a)			200	212
5.95%, 12/29/2049(a)			24,100	25,289		Royal Bank of Scotland Group PLC
5.95%, 12/31/2049(a)			5,000	5,269		4.80%, 04/05/2026	7,500	7,980
						7.50%, 12/31/2049(a),(b)	45,281	47,205
6.13%, 12/31/2049(a),(b)			47,300	50,670
						7.64%, 03/29/2049(a),(b)	1,900	1,800
6.25%, 12/31/2049(a),(b)			75,582	82,479
						7.65%, 08/29/2049(a),(b)	27,915	33,777
Citizens Financial Group Inc						8.00%, 12/31/2049(a),(b)	9,825	10,746
5.50%, 12/31/2049(a),(b)			7,500	7,800
						8.62%, 12/29/2049(a),(b)	3,000	3,285
CoBank ACB
6.25%, 12/31/2049(a),(b)			16,400	18,103		Skandinaviska Enskilda Banken AB
						5.75%, 12/31/2049(a),(b)	13,800	14,214
Cooperatieve Rabobank UA
11.00%, 12/29/2049(a),(b)			7,750	9,038		Societe Generale SA
						7.38%, 12/31/2049(a),(b),(c)	14,000	15,050
11.00%, 12/29/2049(a),(b),(c)			69,657	81,237
						7.88%, 12/31/2049(a),(b)	14,000	15,365

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
Societe Generale SA (continued)			AXA SA
8.00%, 12/31/2049(a),(b),(c)	$16,800	$19,068	6.38%, 12/29/2049(a),(b),(c)	$27,793	$30,804
8.25%, 12/31/2049(a),(b)	64,750	69,003	8.60%, 12/15/2030	13,565	19,059
Standard Chartered PLC			Catlin Insurance Co Ltd
7.01%, 07/29/2049(a),(c)	36,300	41,111	4.13%, 07/29/2049(a),(b),(c)	47,586	45,207
7.50%, 12/31/2049(a),(b),(c)	17,700	18,784	Chubb Corp/The
7.75%, 12/31/2049(a),(b),(c)	11,000	11,701	3.41%, 04/15/2037(b)	565	562
SunTrust Capital I			Dai-ichi Life Insurance Co Ltd/The
1.85%, 05/15/2027(b)	10,900	10,028	7.25%, 12/29/2049(a),(c)	13,250	15,285
Svenska Handelsbanken AB			Demeter Investments BV for Swiss Re Ltd
5.25%, 12/31/2049(a),(b)	42,000	42,759	5.63%, 08/15/2052	16,800	17,717
Swedbank AB			5.75%, 08/15/2050(b)	5,000	5,350
6.00%, 12/31/2049(a)	5,200	5,460	Everest Reinsurance Holdings Inc
UBS AG/Stamford CT			3.57%, 05/01/2067(b)	32,820	30,194
7.63%, 08/17/2022	10,000	11,750	Great-West Life & Annuity Insurance Capital
UBS Group AG			LP
6.87%, 12/31/2049(a),(b)	18,078	19,299	6.63%, 11/15/2034(c)	7,000	8,197
6.88%, 12/31/2049(a),(b)	15,233	16,382	Great-West Life & Annuity Insurance Capital
7.00%, 12/31/2049(a),(b)	12,000	13,395	LP II
7.13%, 12/31/2049(a)	1,757	1,867	3.72%, 05/16/2046(b),(c)	1,750	1,732
US Bancorp			Hartford Financial Services Group Inc/The
5.12%, 12/31/2049(a),(b)	21,400	22,390	3.31%, 02/12/2067(b),(c)	10,885	10,123
USB Realty Corp			8.13%, 06/15/2068(b)	5,772	6,104
2.31%, 12/29/2049(a),(b),(c)	1,500	1,320	Legal & General Group PLC
Wells Fargo & Co			5.25%, 03/21/2047	33,630	35,141
5.87%, 12/31/2049(a),(b)	47,800	52,461	Liberty Mutual Group Inc
7.98%, 12/31/2049(a),(b)	86,100	89,415	4.04%, 03/07/2067(b),(c)	12,738	12,356
		$2,285,412	7.80%, 03/07/2087(c)	61,373	74,261
Diversified Financial Services - 0.96%			Liberty Mutual Insurance Co
Charles Schwab Corp/The			7.70%, 10/15/2097(c)	20,025	27,149
7.00%, 02/28/2049(a),(b)	27,158	30,994	Lincoln National Corp
Depository Trust & Clearing Corp/The			3.20%, 04/20/2067(b)	54,947	48,628
4.88%, 12/31/2049(a),(b),(c)	1,850	1,906	3.54%, 05/17/2066(b)	13,109	12,126
National Rural Utilities Cooperative Finance			Meiji Yasuda Life Insurance Co
Corp			5.20%, 10/20/2045(b),(c)	10,000	10,803
5.25%, 04/20/2046(b)	21,300	22,377	MetLife Capital Trust IV
		$55,277	7.88%, 12/15/2067(c)	19,020	25,106
Electric - 1.51%			MetLife Inc
Emera Inc			6.40%, 12/15/2066(b)	10,770	12,287
6.75%, 06/15/2076(b)	35,200	39,072	9.25%, 04/08/2068(b),(c)	41,075	59,867
Enel SpA			10.75%, 08/01/2069	42,123	68,660
8.75%, 09/24/2073(b),(c)	4,000	4,730	Mitsui Sumitomo Insurance Co Ltd
NextEra Energy Capital Holdings Inc			7.00%, 03/15/2072(c)	10,700	12,423
3.22%, 10/01/2066(b)	23,474	21,948	MMI Capital Trust I
6.65%, 06/15/2067(b)	2,000	1,880	7.63%, 12/15/2027	1,073	1,370
7.30%, 09/01/2067(b)	4,350	4,417	Nationwide Financial Services Inc
PPL Capital Funding Inc			6.75%, 05/15/2087	79,015	84,941
3.82%, 03/30/2067(b)	15,375	14,914	Nippon Life Insurance Co
			4.70%, 01/20/2046(b),(c)	5,000	5,269
		$86,961	5.10%, 10/16/2044(b),(c)	27,300	29,382
Food- 0.17%
Dairy Farmers of America Inc			Provident Financing Trust I
7.13%, 12/31/2049(a),(c)	8,700	9,657	7.41%, 03/15/2038	37,750	42,658
			Prudential Financial Inc
			5.63%, 06/15/2043(b)	66,965	72,824
Hand & Machine Tools - 0.22%			5.88%, 09/15/2042(b)	20,401	22,620
Stanley Black & Decker Inc			8.88%, 06/15/2068(b)	800	854
5.75%, 12/15/2053	12,250	12,893
			Reinsurance Group of America Inc
			3.80%, 12/15/2065(b)	26,423	25,036
Insurance - 20.20%
ACE Capital Trust II			Sompo Japan Nipponkoa Insurance Inc
			5.33%, 03/28/2073(b),(c)	60,300	66,029
9.70%, 04/01/2030	14,970	22,530
AIG Life Holdings Inc			Sumitomo Life Insurance Co
			6.50%, 09/20/2073(b),(c)	15,500	18,019
8.50%, 07/01/2030	30,200	40,279
Allstate Corp/The			Voya Financial Inc
5.75%, 08/15/2053(b)	8,254	8,981	5.65%, 05/15/2053(b)	64,126	67,332
6.50%, 05/15/2067	12,505	14,342	XLIT Ltd
			3.62%, 12/31/2049(a),(b)	14,350	12,664
American International Group Inc
8.18%, 05/15/2068	7,500	9,975			$1,162,729
Aon Corp			Mining - 0.49%
8.21%, 01/01/2027	4,500	5,850	BHP Billiton Finance USA Ltd
Aviva PLC			6.75%, 10/19/2075(b),(c)	25,042	28,389
8.25%, 04/29/2049(a)	22,104	22,633

See accompanying notes

		Schedule of Investments
		Preferred Securities Fund
		May 31, 2017 (unaudited)

	Principal
BONDS (continued)	Amount (000's)	Value (000's)
Miscellaneous Manufacturers - 2.31%
General Electric Co
5.00%, 12/31/2049(a),(b)	$125,868	$132,828

Pipelines - 1.63%
Enterprise Products Operating LLC
7.03%, 01/15/2068(b)	55,775	57,169
TransCanada PipeLines Ltd
3.39%, 05/15/2067(b)	8,461	7,933
Transcanada Trust
5.63%, 05/20/2075(b)	3,800	3,980
5.87%, 08/15/2076(b)	22,800	24,539
		$93,621
Telecommunications - 0.56%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(c)	13,126	14,488
7.00%, 03/28/2073(b)	16,000	17,660
		$32,148
Transportation - 0.77%
BNSF Funding Trust I
6.61%, 12/15/2055(b)	38,509	43,997

TOTAL BONDS		$3,943,912
TOTAL PURCHASED OPTIONS - 0.14%		$7,964
Total Investments		$5,769,992
Other Assets and Liabilities - (0.26)%		$(15,074)
TOTAL NET ASSETS - 100.00%		$5,754,918

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Variable Rate. Rate shown is in effect at May 31, 2017.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,402,692 or 24.37% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security
(f)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			78.58%
Investment Companies			5.34%
Communications			5.25%
Industrial			4.00%
Utilities			3.72%
Energy			1.63%
Consumer, Non-cyclical			0.62%
Basic Materials			0.49%
Government			0.49%
Purchased Options			0.14%
Other Assets and Liabilities			(0.26)%
TOTAL NET ASSETS		100.00%

	August 31,	August 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	May 31, 2017	May 31, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	102,566	$121,899	—	$—	1,900		$2,237	100,666	$120,075
		$121,899		$–			$2,237		$120,075

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$6,855	$		413	$			—
		$6,855	$		413	$			—
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
Preferred Securities Fund
May 31, 2017 (unaudited)

Options

					Upfront Premiums		Unrealized
	Purchased Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
	Call - US Long Bond 1st W Future; September	$153.00	06/05/2017	211	$102	$211	$109
	2017
	Call - US Long Bond 1st W Future; September	$152.50	06/05/2017	1,893	1,250	2,663	1,413
	2017
	Call - US Long Bond 1st W Future; September	$156.00	06/05/2017	211	11	7	(4)
	2017
	Call - US Long Bond 1st W Future; September	$155.50	06/05/2017	3,786	157	236	79
	2017
Call	- US Long Bond Future; September 2017	$155.00	06/26/2017	3,800	1,726	2,850	1,124
Call	- US Long Bond Future; September 2017	$160.00	06/26/2017	3,800	248	357	109
	Put - US Long Bond 1st W Future; September	$150.00	06/05/2017	211	7	—	(7)
	2017
	Put - US Long Bond 1st W Future; September	$153.00	06/05/2017	211	142	39	(103)
	2017
	Put - US Long Bond 1st W Future; September	$149.50	06/05/2017	1,893	65	—	(65)
	2017
	Put - US Long Bond 1st W Future; September	$152.50	06/05/2017	1,893	985	178	(807)
	2017
Put	- US Long Bond Future; September 2017	$151.00	06/26/2017	3,800	2,147	1,187	(960)
Put	- US Long Bond Future; September 2017	$146.00	06/26/2017	3,800	246	236	(10)
	Total				$7,086	$7,964	$878

					Upfront Premiums		Unrealized
	Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
	Call - US Long Bond 1st W Future; September	$154.50	06/05/2017	5,679	$(543)	$(1,242)	$(699)
	2017
	Call - US Long Bond 1st W Future; September	$155.00	06/05/2017	422	(32)	(47)	(15)
	2017
Call	- US Long Bond Future; September 2017	$158.00	06/26/2017	7,600	(929)	(1,543)	(614)
	Put - US Long Bond 1st W Future; September	$150.50	06/05/2017	3,786	(171)	(59)	112
	2017
	Put - US Long Bond 1st W Future; September	$151.00	06/05/2017	422	(25)	(7)	18
	2017
Put	- US Long Bond Future; September 2017	$148.00	06/26/2017	7,600	(931)	(713)	218
	Total				$(2,631)	$(3,611)	$(980)

	Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.43%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 100.43%
Global Real Estate Securities Fund (a)		73,380	$670,697
Real Estate Debt Income Fund (a)		84,979	822,596
			$1,493,293
TOTAL INVESTMENT COMPANIES			$1,493,293
Total Investments			$1,493,293
Other Assets and Liabilities - (0.43)%			$(6,329)
TOTAL NET ASSETS - 100.00%			$1,486,964

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			55.32%
International Equity Funds			45.11%
Other Assets and Liabilities			(0.43)%
TOTAL NET ASSETS			100.00%

August 31,		August 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	May 31, 2017	May 31, 2017
Shares		Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	47,961	$438,790	57,052	$514,389	31,633	$282,223	73,380	$669,693
Real Estate Debt Income Fund	47,645	463,564	62,462	599,227	25,128	243,679	84,979	818,672
		$902,354		$1,113,616		$525,902		$1,488,365

				Realized Gain/Loss			Realized Gain from
			Income	on Investments		Capital Gain Distributions
Global Real Estate Securities Fund		$15,885			$(1,263)			$1,626
Real Estate Debt Income Fund		16,663			(440)			18
		$32,548			$(1,703)			$1,644

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 2.07%		Shares Held	Value(000	's)		Principal
Money Market Funds - 2.07%					BONDS (continued)	Amount (000's) Value (000's)
First American Government Obligations Fund		4,022,716	$4,023		Commercial Mortgage Backed Securities (continued)
					GS Mortgage Securities Trust 2010-C1
TOTAL INVESTMENT COMPANIES			$4,023		1.40%, 08/10/2043(a),(b),(c)	$24,928	$899
		Principal			GS Mortgage Securities Trust 2011-GC3
BONDS- 98.91%		Amount (000's)	Value(000	's)	0.68%, 03/10/2044(a),(b),(c)	23,993	493
Commercial Mortgage Backed Securities - 91.99%					GS Mortgage Securities Trust 2013-GCJ14
					4.76%, 08/10/2046(a),(b)	4,750	4,542
Banc of America Commercial Mortgage Trust
2008-1					GS Mortgage Securities Trust 2014-GC22
6.28%, 02/10/2051(a)		$1,800	$1,826		1.04%, 06/12/2047(a),(c)	20,200	1,048
6.28%, 02/10/2051(a),(b)		1,000	964		4.65%, 06/10/2047(a)	3,225	3,305
Banc of America Commercial Mortgage Trust					GS Mortgage Securities Trust 2015-GC28
2015-UB	S7				3.14%, 02/10/2048	5,000	5,077
4.37%, 09/15/2048(a)		1,080	1,161		GS Mortgage Securities Trust 2015-GC34
					3.51%, 10/10/2048(a)	5,000	5,192
Banc of America Commercial Mortgage Trust
2016-UBS10					4.47%, 10/10/2048	2,000	2,116
2.00%, 07/15/2049(a),(c)		9,036	1,067		GS Mortgage Securities Trust 2016-GS2
4.91%, 07/15/2049(a)		3,500	3,685		3.76%, 05/10/2049	2,500	2,572
Banc of America Commercial Mortgage Trust					JP Morgan Chase Commercial Mortgage
2017-BN	K3				Securities Trust 2010-C1
1.15%, 02/15/2050(a),(c)		24,462	2,015		5.95%, 06/15/2043(b)	1,500	1,519
3.25%, 02/15/2050(a),(b)		2,375	1,933		JP Morgan Chase Commercial Mortgage
BANK 2017-BNK4					Securities Trust 2011-C5
3.36%, 05/15/2050(a),(b)		2,500	2,093		5.41%, 08/15/2046(a),(b)	1,200	1,302
CD 2017-CD3 Mortgage Trust					JP Morgan Chase Commercial Mortgage
1.05%, 02/10/2050(a),(c)		28,965	2,275		Securities Trust 2016-JP2
4.56%, 02/10/2050(a)		3,000	3,172		3.46%, 08/15/2049	1,000	994
CFCRE Commercial Mortgage Trust 2011-					JPMBB Commercial Mortgage Securities
C2					Trust 2013-C12
1.29%, 12/15/2047(a),(b),(c)		8,106	324		4.09%, 07/15/2045(a)	460	420
Citigroup Commercial Mortgage Trust 2013-					JPMBB Commercial Mortgage Securities
GC15					Trust 2013-C15
5.11%, 09/10/2046(a),(b)		2,010	1,938		5.06%, 11/15/2045(a),(b)	2,500	2,446
Citigroup Commercial Mortgage Trust 2015-					JPMBB Commercial Mortgage Securities
GC27					Trust 2014-C21
3.14%, 02/10/2048(a)		2,000	2,027		1.09%, 08/15/2047(a),(c)	25,446	1,476
Citigroup Commercial Mortgage Trust 2016-					JPMBB Commercial Mortgage Securities
C1					Trust 2014-C24
1.94%, 05/10/2049(a),(c)		28,738	3,737		3.92%, 11/15/2047(a),(b)	1,000	841
					4.12%, 11/15/2047(a)	2,500	2,612
3.51%, 05/10/2049		2,500	2,527
4.12%, 05/10/2049		2,500	2,581		JPMCC Commercial Mortgage Securities
					Trust 2017-JP6
Citigroup Commercial Mortgage Trust 2016-					4.60%, 07/15/2050(a),(b),(d)	3,000	3,001
GC36
3.62%, 02/10/2049		5,000	5,229		JPMDB Commercial Mortgage Securities
COMM 2006-C8 Mortgage Trust					Trust 2016-C4
					3.10%, 12/15/2049(a)	4,250	3,980
5.38%, 12/10/2046		1,470	1,483
COMM 2012-CCRE4 Mortgage Trust					JPMDB Commercial Mortgage Securities
3.25%, 10/15/2045		3,000	3,058		Trust 2017-C5
COMM 2013-CCRE11 Mortgage Trust					1.03%, 03/15/2050(a),(c)	24,981	1,876
1.14%, 08/10/2050(a),(c)		25,869	1,319		4.58%, 03/15/2050(a),(b)	2,000	2,033
COMM 2013-CCRE6 Mortgage Trust					LB Commercial Mortgage Trust 2007-C3
1.45%, 03/10/2046(a),(c)		14,619	487		6.01%, 07/15/2044(a)	2,000	2,010
COMM 2014-CCRE17 Mortgage Trust					Morgan Stanley Bank of America Merrill
4.80%, 05/10/2047(a),(b)		1,000	886		Lynch Trust 2013-C13
					4.89%, 11/15/2046(a)	4,000	4,243
Comm 2014-UBS2 Mortgage Trust
4.20%, 03/10/2047		1,000	1,062		Morgan Stanley Bank of America Merrill
COMM 2014-UBS3 Mortgage Trust					Lynch Trust 2013-C9
4.78%, 06/10/2047(a)		1,000	982		3.71%, 05/15/2046(a)	1,670	1,711
					4.15%, 05/15/2046(a),(b)	4,000	3,682
COMM 2015-LC19 Mortgage Trust
2.87%, 02/10/2048(a),(b)		1,000	809		Morgan Stanley Bank of America Merrill
COMM 2015-LC23 Mortgage Trust					Lynch Trust 2014-C14
3.65%, 10/10/2048(a),(b)		2,000	1,763		1.24%, 02/15/2047(a),(c)	23,750	1,059
4.65%, 10/10/2048(a)		1,000	1,043		Morgan Stanley Bank of America Merrill
COMM 2016-DC2 Mortgage Trust					Lynch Trust 2014-C15
					4.89%, 04/15/2047(a)	1,000	1,054
3.77%, 02/10/2049		6,000	6,328
Commercial Mortgage Trust 2007-GG9					Morgan Stanley Bank of America Merrill
5.51%, 03/10/2039		2,493	2,381		Lynch Trust 2015-C20
					4.16%, 02/15/2048(a)	1,000	1,023
Credit Suisse Commercial Mortgage Trust
Series 2007-C1					Morgan Stanley Bank of America Merrill
5.42%, 02/15/2040		2,175	2,173		Lynch Trust 2015-C25
					1.14%, 10/15/2048(a),(c)	29,731	2,087
Freddie Mac Multifamily Structured Pass
Through Certificates					Morgan Stanley Bank of America Merrill
1.14%, 01/25/2021(a),(c)		19,910	689		Lynch Trust 2015-C26
3.01%, 07/25/2025		5,000	5,164		3.53%, 10/15/2048	1,000	1,039
3.28%, 06/25/2025(a)		10,000	10,529
See accompanying notes				127

     Schedule of Investments Real Estate Debt Income Fund May 31, 2017 (unaudited)

		Principal
BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28
3.95%, 01/15/2049		$6,000	$6,299
Morgan Stanley Capital I Trust 2016-UBS12
4.15%, 12/15/2049(a)		2,000	1,930
Morgan Stanley Capital I Trust 2016-UBS9
4.70%, 03/15/2049		500	521
SG Commercial Mortgage Securities Trust
2016	-C5
2.03%, 10/10/2048(a),(c)		13,896	1,754
UBS-Barclays Commercial Mortgage Trust
2012	-C3
4.96%, 08/10/2049(a),(b)		1,000	1,058
UBS-Barclays Commercial Mortgage Trust
2012	-C4
1.74%, 12/10/2045(a),(b),(c)		9,249	630
4.49%, 12/10/2045(a),(b)		1,000	983
UBS-Barclays Commercial Mortgage Trust
2013	-C5
4.08%, 03/10/2046(a),(b)		2,280	2,319
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29
5.37%, 11/15/2048		681	684
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30
5.41%, 12/15/2043(a)		3,560	3,618
Wells Fargo Commercial Mortgage Trust
2015	-C31
3.70%, 11/15/2048		2,000	2,103
Wells Fargo Commercial Mortgage Trust
2015-NX	S1
4.10%, 05/15/2048(a)		3,180	2,775
Wells Fargo Commercial Mortgage Trust
2016	-C34
2.18%, 06/15/2049(a),(c)		7,934	1,040
Wells Fargo Commercial Mortgage Trust
2016-NX	S5
4.85%, 01/15/2059(a)		1,750	1,919
WFRBS Commercial Mortgage Trust 2013-
C11
1.35%, 03/15/2045(a),(b),(c)		25,803	1,205
WFRBS Commercial Mortgage Trust 2013-
C12
1.37%, 03/15/2048(a),(b),(c)		37,715	1,946
WFRBS Commercial Mortgage Trust 2013-
C17
1.50%, 12/15/2046(a),(c)		34,251	1,819
WFRBS Commercial Mortgage Trust 2014-
C20
3.99%, 05/15/2047(a),(b)		2,500	1,950
			$178,915
Real Estate - 2.68%
American Campus Communities Operating
Partnership LP
4.13%, 07/01/2024		2,500	2,622
Prologis LP
3.35%, 02/01/2021		2,500	2,590
			$5,212
REITS- 4.24%
HCP Inc
2.63%, 02/01/2020		2,500	2,528
Hospitality Properties Trust
5.00%, 08/15/2022		1,000	1,075
Select Income REIT
3.60%, 02/01/2020		2,000	2,032
VEREIT Operating Partnership LP
4.13%, 06/01/2021		2,500	2,621
			$8,256
TOTAL BONDS			$192,383
Total Investments			$196,406
Other Assets and Liabilities - (0.98)%			$(1,914)
TOTAL NET ASSETS - 100.00%			$194,492

(a)	Variable Rate. Rate shown is in effect at May 31, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,559 or 21.37% of net assets.
(c)	Security is an Interest Only Strip
(d)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	91.99%
Financial	6.92%
Investment Companies	2.07%
Other Assets and Liabilities	(0.98)%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Small-MidCap Dividend Income Fund May 31, 2017 (unaudited)

COMMON STOCKS - 97.59%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.00%				Healthcare - Products (continued)
Harris Corp	278,499	$31,236		Teleflex Inc	201,586	$40,321
						$109,161
Airlines - 0.96%				Housewares - 0.91%
Alaska Air Group Inc	342,856	29,846		Tupperware Brands Corp	395,022	28,406

Automobile Manufacturers - 2.46%				Insurance - 4.91%
New Flyer Industries Inc	1,865,091	76,711		AmTrust Financial Services Inc	3,683,813	48,405
				Arthur J Gallagher & Co	532,873	30,230
Automobile Parts & Equipment - 3.04%				Beazley PLC	1,997,989	12,171
Adient PLC	416,909	28,571		Maiden Holdings Ltd	1,251,485	13,203
Autoliv Inc	596,396	66,152		Validus Holdings Ltd	913,156	48,763
		$94,723				$152,772
Banks - 9.96%				Investment Companies - 3.14%
Bank of the Ozarks Inc	1,464,765	64,743		Ares Capital Corp	3,062,463	50,990
BOK Financial Corp	372,025	29,959		Oaktree Capital Group LLC	1,010,574	46,840
Cullen/Frost Bankers Inc	643,577	58,990				$97,830
East West Bancorp Inc	781,075	42,748		Leisure Products & Services - 0.36%
Hope Bancorp Inc	1,449,624	25,238		Acushnet Holdings Corp	590,412	11,218
PacWest Bancorp	1,304,353	60,874
Washington Trust Bancorp Inc	581,975	27,819		Machinery - Diversified - 3.18%
		$310,371		Applied Industrial Technologies Inc	197,365	12,187
Chemicals - 2.69%				Flowserve Corp	516,372	25,044
Albemarle Corp	207,962	23,624		IDEX Corp	281,617	30,547
Huntsman Corp	1,416,007	33,843		Nordson Corp	269,651	31,247
RPM International Inc	484,529	26,276				$99,025
		$83,743		Media - 2.39%
Coal - 0.89%				Sinclair Broadcast Group Inc	2,299,547	74,505
Alliance Resource Partners LP	1,281,689	27,556
				Miscellaneous Manufacturers - 1.89%
Commercial Services - 3.14%				Crane Co	537,369	41,689
KAR Auction Services Inc	877,830	38,247		Donaldson Co Inc	355,209	17,036
Travelport Worldwide Ltd	4,401,347	59,418				$58,725
		$97,665		Oil & Gas - 2.73%
Computers - 1.44%				HollyFrontier Corp	1,770,020	42,303
Leidos Holdings Inc	804,280	44,686		Vermilion Energy Inc	1,366,539	42,761
						$85,064
Consumer Products - 1.96%				Packaging & Containers - 1.17%
Avery Dennison Corp	724,030	61,007		Packaging Corp of America	356,740	36,445

Diversified Financial Services - 3.83%				Pipelines - 2.82%
BGC Partners Inc	3,820,103	45,039		EnLink Midstream Partners LP	3,261,531	55,348
FNF Group	1,740,223	74,151		Targa Resources Corp	706,815	32,464
		$119,190				$87,812
Electric - 5.34%				Private Equity - 0.52%
ALLETE Inc	576,904	42,339		Hercules Capital Inc	1,251,112	16,302
Alliant Energy Corp	1,069,879	44,368
Fortis Inc/Canada	486,719	16,003		REITS - 16.14%
Great Plains Energy Inc	1,403,289	40,317		Agree Realty Corp	305,899	13,928
PNM Resources Inc	604,207	23,262		Alexandria Real Estate Equities Inc	170,775	19,926
		$166,289		Colony NorthStar Inc	4,951,682	69,967
Electrical Components & Equipment - 1.73%				EastGroup Properties Inc	278,705	22,698
Hubbell Inc	194,894	22,590		EPR Properties	780,815	55,368
Littelfuse Inc	192,987	31,254		Gramercy Property Trust	2,219,274	65,579
		$53,844		LaSalle Hotel Properties	1,156,137	32,892
Electronics - 0.94%				Medical Properties Trust Inc	5,710,476	73,951
Garmin Ltd	564,846	29,395		Omega Healthcare Investors Inc	2,317,588	72,587
				Pebblebrook Hotel Trust	1,408,845	43,561
Environmental Control - 1.12%				Tanger Factory Outlet Centers Inc	1,232,429	32,117
MSA Safety Inc	431,026	34,956				$502,574
				Retail - 1.15%
Food - 2.77%				Nordstrom Inc	857,931	35,862
B&G Foods Inc	1,449,891	58,793
Ingredion Inc	239,878	27,368		Semiconductors - 0.78%
		$86,161		Maxim Integrated Products Inc	510,804	24,416
Gas - 1.00%
Vectren Corp	509,965	31,281		Software - 2.68%
				Broadridge Financial Solutions Inc	463,411	35,168
Hand & Machine Tools - 2.23%				j2 Global Inc	570,808	48,302
Lincoln Electric Holdings Inc	269,046	24,048				$83,470
Snap-on Inc	281,351	45,483		Supranational Bank - 1.51%
		$69,531		Banco Latinoamericano de Comercio Exterior	1,744,354	47,098
Healthcare - Products - 3.50%				SA (a)
STERIS PLC	887,564	68,840

See accompanying notes

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 0.38%
Consolidated Communications Holdings Inc	598,958	$11,931

Toys, Games & Hobbies - 0.93%
Hasbro Inc	275,708	29,021

TOTAL COMMON STOCKS	$3,039,828
INVESTMENT COMPANIES - 2.22%	Shares Held	Value(000	's)
Money Market Funds - 2.22%
Goldman Sachs Financial Square Funds -	69,032,421	69,032
Government Fund

TOTAL INVESTMENT COMPANIES	$69,032
Total Investments	$3,108,860
Other Assets and Liabilities - 0.19%	$5,940
TOTAL NET ASSETS - 100.00%	$3,114,800

(a) Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector	Percent
Financial	38.50%
Industrial	13.26%
Consumer, Non-cyclical	11.37%
Consumer, Cyclical	9.81%
Energy	6.44%
Utilities	6.34%
Technology	4.90%
Communications	2.77%
Basic Materials	2.69%
Investment Companies	2.22%
Government	1.51%
Other Assets and Liabilities	0.19%
TOTAL NET ASSETS	100.00%

August 31,	August 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	May 31, 2017	May 31, 2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Banco Latinoamericano de Comercio	1,446,712	$42,405	297,642	$8,338	—	$—	1,744,354	$50,743
Exterior SA
$42,405	$8,338	$–	$50,743

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Banco Latinoamericano de Comercio
Exterior SA	$	1,861	$—	$	—
$	1,861	$—	$	—
Amounts in thousands except shares

See accompanying notes

     Schedule of Investments SystematEx International Fund May 31, 2017 (unaudited)

COMMON STOCKS - 98.82%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.38%				Banks (continued)
WPP PLC	12,257	$276		Mizuho Financial Group Inc	172,500	$300
				National Australia Bank Ltd	16,668	372
Aerospace & Defense - 0.72%				Nordea Bank AB	10,738	138
Airbus SE	2,103	173		Oversea-Chinese Banking Corp Ltd	26,800	203
BAE Systems PLC	16,685	144		Resona Holdings Inc	58,000	296
Safran SA	620	55		Royal Bank of Canada	1,300	90
Thales SA	1,450	160		Societe Generale SA	5,458	286
		$532		Sumitomo Mitsui Financial Group Inc	10,800	387
Agriculture - 1.50%				Svenska Handelsbanken AB	311	4
British American Tobacco PLC	10,084	722		Swedbank AB	1,595	38
Imperial Brands PLC	5,278	247		Toronto-Dominion Bank/The	2,500	119
Japan Tobacco Inc	3,600	135		UBS Group AG (a)	4,009	64
				UniCredit SpA (a)	470	8
		$1,104
Airlines - 0.23%				Westpac Banking Corp	20,308	460
Japan Airlines Co Ltd	5,800	170		Yamaguchi Financial Group Inc	14,000	160
						$8,272
Apparel - 1.24%				Beverages - 0.77%
Adidas AG	3,059	586		Anheuser-Busch InBev SA/NV	1,859	217
Christian Dior SE	28	8		Coca-Cola HBC AG (a)	256	8
LVMH Moet Hennessy Louis Vuitton SE	1,224	313		Diageo PLC	9,322	280
		$907		Pernod Ricard SA	457	62
Automobile Manufacturers - 5.06%						$567
Bayerische Motoren Werke AG	1,594	149		Biotechnology - 0.18%
Daimler AG	4,163	303		CSL Ltd	1,385	133
Fiat Chrysler Automobiles NV (a)	9,129	96
Honda Motor Co Ltd	13,300	373		Building Materials - 0.83%
Isuzu Motors Ltd	12,600	154		Boral Ltd	662	3
Mazda Motor Corp	11,500	157		Cie de Saint-Gobain	872	49
Nissan Motor Co Ltd	25,700	246		CRH PLC	1,672	61
Peugeot SA	14,223	281		Daikin Industries Ltd	400	39
Renault SA	1,185	111		Geberit AG	172	81
Subaru Corp	7,700	260		LafargeHolcim Ltd (a)	1,286	77
Suzuki Motor Corp	14,800	696		Sika AG	47	303
Toyota Motor Corp	14,700	789				$613
Volkswagen AG	653	103		Chemicals - 3.80%
		$3,718		Air Liquide SA	1,110	135
Automobile Parts & Equipment - 3.29%				Akzo Nobel NV	1,795	150
Aisin Seiki Co Ltd	1,700	84		Arkema SA	1,933	202
Bridgestone Corp	9,300	391		BASF SE	2,439	231
Cie Generale des Etablissements Michelin	3,028	383		Covestro AG (b)	4,727	354
Continental AG	889	198		Evonik Industries AG	4,092	141
Denso Corp	3,900	166		Johnson Matthey PLC	148	6
GKN PLC	63,248	286		LANXESS AG	4,011	300
NHK Spring Co Ltd	16,300	171		Linde AG	443	85
Sumitomo Electric Industries Ltd	6,500	103		Lonza Group AG (a)	2,307	478
Sumitomo Rubber Industries Ltd	6,000	102		Mitsubishi Chemical Holdings Corp	39,900	303
Toyoda Gosei Co Ltd	7,000	168		Shin-Etsu Chemical Co Ltd	900	81
Valeo SA	5,272	368		Sumitomo Chemical Co Ltd	28,000	146
		$2,420		Syngenta AG	402	183
Banks - 11.26%						$2,795
Australia & New Zealand Banking Group Ltd	18,318	381		Commercial Services - 0.63%
Banco Bilbao Vizcaya Argentaria SA	18,208	149		Adecco Group AG (a)	3,753	280
Banco Santander SA	37,846	246		ISS A/S	4,150	172
Bank Hapoalim BM	31,983	213		Randstad Holding NV	134	8
Bank Leumi Le-Israel BM (a)	38,850	190				$460
Bank of Montreal	1,700	114		Computers - 1.12%
Bank of Nova Scotia/The	1,500	85		Atos SE	2,738	393
Barclays PLC	12,949	35		Cap Gemini SA	1,091	113
BNP Paribas SA	6,083	430		Fujitsu Ltd	44,000	320
BOC Hong Kong Holdings Ltd	735	3				$826
Commonwealth Bank of Australia	8,293	490		Consumer Products - 0.57%
Danske Bank A/S	5,575	209		Reckitt Benckiser Group PLC	4,083	419
DBS Group Holdings Ltd	17,400	257
Deutsche Bank AG	418	7		Cosmetics & Personal Care - 1.39%
Gunma Bank Ltd/The	19,000	101		Kao Corp	2,700	170
Hang Seng Bank Ltd	94	2		L'Oreal SA	860	184
Hokuhoku Financial Group Inc	3,300	48		Unilever NV	7,222	412
HSBC Holdings PLC	75,134	654		Unilever PLC	4,617	257
ING Groep NV	27,143	456				$1,023
Lloyds Banking Group PLC	265,013	241		Distribution & Wholesale - 1.89%
Macquarie Group Ltd	3,777	252		ITOCHU Corp	23,800	338
Mitsubishi UFJ Financial Group Inc	87,500	543		Li & Fung Ltd	16,000	7
Mizrahi Tefahot Bank Ltd	13,531	241		Mitsubishi Corp	15,200	304

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Distribution & Wholesale (continued)				Gas (continued)
Mitsui & Co Ltd	22,900	$309		National Grid PLC	15,457	$217
Sumitomo Corp	12,000	153		Osaka Gas Co Ltd	23,000	91
Wolseley PLC	4,233	279				$578
		$1,390		Healthcare - Products - 0.54%
Diversified Financial Services - 0.92%				Cochlear Ltd	800	87
Mitsubishi UFJ Lease & Finance Co Ltd	7,000	36		Essilor International SA	507	67
Nomura Holdings Inc	9,200	55		Sonova Holding AG	42	7
ORIX Corp	14,600	230		William Demant Holding A/S (a)	9,025	237
Partners Group Holding AG	575	353				$398
		$674		Healthcare - Services - 1.58%
Electric - 2.34%				Fresenius Medical Care AG & Co KGaA	1,763	169
Chubu Electric Power Co Inc	16,800	228		Fresenius SE & Co KGaA	5,450	467
EDP - Energias de Portugal SA	45,555	168		Ramsay Health Care Ltd	5,506	282
Enel SpA	96,016	514		Sonic Healthcare Ltd	14,266	245
Engie SA	3,017	46				$1,163
Iberdrola SA	56,982	455		Holding Companies - Diversified - 1.27%
Kansai Electric Power Co Inc/The	13,700	192		CK Hutchison Holdings Ltd	27,000	352
Origin Energy Ltd (a)	19,338	110		Jardine Matheson Holdings Ltd	2,400	153
Tohoku Electric Power Co Inc	400	6		Swire Pacific Ltd	7,000	69
		$1,719		Wharf Holdings Ltd/The	42,412	360
Electrical Components & Equipment - 0.40%						$934
Schneider Electric SE (a)	3,795	292		Home Builders - 1.75%
				Barratt Developments PLC	999	8
Electronics - 0.81%				Berkeley Group Holdings PLC	5,913	248
Keyence Corp	300	136		Daiwa House Industry Co Ltd	6,100	199
Koninklijke Philips NV	9,707	343		Iida Group Holdings Co Ltd	12,600	208
Murata Manufacturing Co Ltd	700	97		Persimmon PLC	7,551	240
NEC Corp	6,000	16		Sekisui Chemical Co Ltd	6,500	114
		$592		Taylor Wimpey PLC	102,673	269
Energy - Alternate Sources - 0.68%						$1,286
Vestas Wind Systems A/S	5,631	500		Home Furnishings - 0.43%
				Panasonic Corp	14,900	191
Engineering & Construction - 3.19%				Sony Corp	3,400	124
ACS Actividades de Construccion y Servicios	8,182	327				$315
SA				Insurance - 7.19%
Aena SA (b)	2,479	501		AIA Group Ltd	53,345	377
Fraport AG Frankfurt Airport Services	807	65		Allianz SE	2,827	544
Worldwide				Aviva PLC	12,471	85
HOCHTIEF AG	1,686	310		AXA SA	15,715	420
Kajima Corp	36,000	277		Baloise Holding AG	42	6
Obayashi Corp	12,000	133		CNP Assurances	11,363	250
Taisei Corp	30,000	256		Dai-ichi Life Holdings Inc	7,400	123
Vinci SA	5,438	476		Hannover Rueck SE	2,841	339
		$2,345		Manulife Financial Corp	10,600	183
Entertainment - 0.44%				Mapfre SA	73,665	262
Aristocrat Leisure Ltd	20,037	324		MS&AD Insurance Group Holdings Inc	9,100	320
				Muenchener Rueckversicherungs-Gesellschaft	1,252	247
Food - 4.95%				AG in Muenchen
Danone SA	5,163	384		Prudential PLC	10,811	243
Koninklijke Ahold Delhaize NV	6,644	147		Sampo Oyj	3,744	190
Marine Harvest ASA (a)	13,028	228		SCOR SE	7,714	303
Nestle SA	14,752	1,259		Sompo Holdings Inc	7,300	282
NH Foods Ltd	7,000	219		Swiss Life Holding AG (a)	998	333
Seven & i Holdings Co Ltd	6,700	285		Swiss Re AG	3,210	293
Tate & Lyle PLC	25,331	241		Tokio Marine Holdings Inc	5,100	216
Tesco PLC (a)	2,585	6		Zurich Insurance Group AG	915	269
Wesfarmers Ltd	7,377	234				$5,285
WH Group Ltd (b)	330,680	310		Internet - 0.94%
Wm Morrison Supermarkets PLC	81,138	257		Mixi Inc	6,000	376
Woolworths Ltd	3,462	67		SBI Holdings Inc/Japan	4,500	58
		$3,637		United Internet AG	4,627	255
Food Service - 0.57%						$689
Compass Group PLC	12,193	263		Investment Companies - 0.12%
Sodexo SA	1,131	154		EXOR NV	1,542	86
		$417
Forest Products & Paper - 1.02%				Iron & Steel - 0.78%
Mondi PLC	4,024	105		ArcelorMittal (a)	10,541	229
Stora Enso OYJ	14,439	183		Fortescue Metals Group Ltd	96,203	346
UPM-Kymmene OYJ	16,317	460				$575
		$748		Leisure Products & Services - 0.01%
Gas - 0.79%				Carnival PLC	120	8
Centrica PLC	53,150	139
Gas Natural SDG SA	5,190	131

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Construction & Mining - 1.54%				Real Estate (continued)
ABB Ltd	20,273	$510		New World Development Co Ltd	234,718	$292
Atlas Copco AB - A Shares	7,436	275		Nomura Real Estate Holdings Inc	6,100	131
Hitachi Ltd	47,000	283		Sun Hung Kai Properties Ltd	9,000	133
Komatsu Ltd	2,700	66		Swiss Prime Site AG (a)	1,156	107
		$1,134		Wheelock & Co Ltd	54,230	406
Machinery - Diversified - 0.23%						$1,475
FANUC Corp	400	79		REITS - 0.14%
Sumitomo Heavy Industries Ltd	14,000	91		Dexus	900	7
		$170		Unibail-Rodamco SE	368	95
Media - 0.00%						$102
RTL Group SA	33	3		Retail - 0.57%
				Cie Financiere Richemont SA	1,905	160
Mining - 3.06%				Harvey Norman Holdings Ltd	23,837	67
Anglo American PLC (a)	15,312	204		Industria de Diseno Textil SA	4,668	191
BHP Billiton Ltd	16,773	295				$418
BHP Billiton PLC	16,992	257		Semiconductors - 0.95%
Boliden AB	5,712	156		ASML Holding NV	1,102	146
Glencore PLC (a)	102,675	378		Infineon Technologies AG	4,753	105
Mitsubishi Materials Corp	1,000	28		NXP Semiconductors NV (a)	800	88
Norsk Hydro ASA	33,528	182		STMicroelectronics NV	21,580	355
Rio Tinto Ltd	3,700	172				$694
Rio Tinto PLC	9,156	366		Software - 0.95%
South32 Ltd	106,924	210		Amadeus IT Group SA	3,789	221
		$2,248		SAP SE	4,442	478
Miscellaneous Manufacturers - 1.35%						$699
FUJIFILM Holdings Corp	4,200	153		Telecommunications - 4.09%
Siemens AG	5,850	837		BT Group PLC	43,898	174
		$990		Deutsche Telekom AG	19,388	386
Office & Business Equipment - 0.54%				KDDI Corp	10,700	297
Canon Inc	11,500	395		Nippon Telegraph & Telephone Corp	9,600	462
				Nokia OYJ	27,715	175
Oil & Gas - 6.64%				NTT DOCOMO Inc	12,200	300
BP PLC	131,684	795		Orange SA	14,955	263
Caltex Australia Ltd	10,387	256		PCCW Ltd	209,000	122
Eni SpA	17,933	285		Proximus SADP	154	6
Galp Energia SGPS SA	11,596	179		SoftBank Group Corp	1,100	89
JXTG Holdings Inc	73,150	319		Spark New Zealand Ltd	2,112	6
Neste Oyj	8,054	320		Telefonica SA	29,962	334
OMV AG	6,134	320		Vodafone Group PLC	131,886	394
Repsol SA	15,004	252				$3,008
Royal Dutch Shell PLC - A Shares	21,237	577		Transportation - 1.17%
Royal Dutch Shell PLC - B Shares	20,540	569		Central Japan Railway Co	1,900	311
Statoil ASA	13,842	241		Deutsche Post AG	9,509	348
TOTAL SA	14,549	769		East Japan Railway Co	2,100	201
		$4,882				$860
Pharmaceuticals - 9.25%				TOTAL COMMON STOCKS		$72,615
Actelion Ltd (a)	274	78
				INVESTMENT COMPANIES - 0.33%	Shares Held	Value (000's)
Alfresa Holdings Corp	10,500	203		Money Market Funds - 0.33%
Astellas Pharma Inc	15,200	192		Morgan Stanley Institutional Liquidity Funds -	242,547	243
AstraZeneca PLC	5,549	375		Government Portfolio
Bayer AG	6,587	875
GlaxoSmithKline PLC	24,453	535		TOTAL INVESTMENT COMPANIES		$243
Medipal Holdings Corp	16,200	298		PREFERRED STOCKS - 0.28%	Shares Held	Value (000's)
Merck KGaA	2,575	311		Consumer Products - 0.28%
Mitsubishi Tanabe Pharma Corp	5,400	120		Henkel AG & Co KGaA 1.62%(c)	1,462	$205
Novartis AG	10,566	865
Novo Nordisk A/S	7,736	328
Orion Oyj	5,656	366		TOTAL PREFERRED STOCKS		$205
Roche Holding AG	3,979	1,092		Total Investments		$73,063
Sanofi	6,782	672		Other Assets and Liabilities - 0.57%		$418
Shire PLC	121	7		TOTAL NET ASSETS - 100.00%		$73,481
Suzuken Co Ltd/Aichi Japan	7,800	256
Takeda Pharmaceutical Co Ltd	2,700	139
Teva Pharmaceutical Industries Ltd ADR	3,103	87		(a) Non-Income Producing Security
		$6,799		(b)		Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
Private Equity - 0.75%				registration, normally to qualified institutional buyers. At the end of the
3i Group PLC	47,431	548		period, the value of these securities totaled $1,165 or 1.59% of net assets.

Real Estate - 2.01%				(c)	Variable Rate. Rate shown is in effect at May 31, 2017.
Cheung Kong Property Holdings Ltd	9,499	71
Daito Trust Construction Co Ltd	300	47
Kerry Properties Ltd	81,000	286
Mitsui Fudosan Co Ltd	100	2

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	23.25%
United Kingdom	13.45%
Germany	11.43%
France	10.73%
Switzerland	10.65%
Australia	6.64%
Spain	4.16%
Hong Kong	3.99%
Netherlands	3.50%
Finland	2.31%
Denmark	1.97%
Italy	1.10%
Israel	1.00%
Norway	0.89%
Sweden	0.83%
Canada	0.79%
Singapore	0.63%
Portugal	0.47%
Austria	0.44%
United States	0.35%
Belgium	0.31%
Luxembourg	0.31%
South Africa	0.14%
Ireland	0.08%
New Zealand	0.01%
Other Assets and Liabilities	0.57%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
May 31, 2017 (unaudited)

COMMON STOCKS - 99.57%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.80%				Cosmetics & Personal Care - 1.87%
General Dynamics Corp	262	$53		Colgate-Palmolive Co	234	$18
L3 Technologies Inc	249	42		Procter & Gamble Co/The	1,756	154
Lockheed Martin Corp	3	1				$172
Northrop Grumman Corp	154	40		Diversified Financial Services - 1.49%
Raytheon Co	332	54		American Express Co	325	25
Spirit AeroSystems Holdings Inc	368	20		Ameriprise Financial Inc	295	36
United Technologies Corp	395	48		BlackRock Inc	44	18
		$258		CME Group Inc	49	6
Agriculture - 1.63%				Discover Financial Services	756	44
Archer-Daniels-Midland Co	814	34		Navient Corp	557	8
Philip Morris International Inc	971	116				$137
		$150		Electric - 3.63%
Airlines - 0.51%				CenterPoint Energy Inc	1,722	49
Alaska Air Group Inc	193	17		Dominion Energy Inc	121	10
United Continental Holdings Inc (a)	377	30		DTE Energy Co	428	47
		$47		Duke Energy Corp	215	18
Automobile Manufacturers - 0.71%				Edison International	518	42
Ford Motor Co	1,677	19		MDU Resources Group Inc	1,235	34
General Motors Co	1,365	46		NextEra Energy Inc	145	21
		$65		OGE Energy Corp	1,302	46
Automobile Parts & Equipment - 0.60%				PG&E Corp	71	5
Allison Transmission Holdings Inc	557	22		Southern Co/The	217	11
Lear Corp	225	33		Xcel Energy Inc	1,061	51
		$55				$334
Banks - 15.09%				Electronics - 0.28%
Bank of America Corp	9,779	219		Corning Inc	8	—
Bank of Hawaii Corp	342	27		Gentex Corp	1,338	26
Bank of New York Mellon Corp/The	302	14				$26
BB&T Corp	1,099	46		Entertainment - 0.01%
Capital One Financial Corp	129	10		Dolby Laboratories Inc	18	1
Citigroup Inc	1,966	119
Cullen/Frost Bankers Inc	349	32		Environmental Control - 0.59%
East West Bancorp Inc	626	34		Waste Management Inc	744	54
Fifth Third Bancorp	1,619	39
Goldman Sachs Group Inc/The	394	83		Food - 0.65%
JPMorgan Chase & Co	3,728	306		JM Smucker Co/The	142	18
Morgan Stanley	848	35		Kraft Heinz Co/The	146	13
PNC Financial Services Group Inc/The	770	92		Mondelez International Inc	615	29
SunTrust Banks Inc	994	53				$60
US Bancorp	2,122	108		Forest Products & Paper - 0.01%
Wells Fargo & Co	3,344	171		International Paper Co	17	1
		$1,388
Beverages - 0.13%				Gas - 0.80%
Coca-Cola Co/The	256	12		UGI Corp	708	36
				Vectren Corp	609	38
Building Materials - 0.53%						$74
Lennox International Inc	115	20		Healthcare - Products - 2.03%
Owens Corning	465	29		Abbott Laboratories	596	27
		$49		Baxter International Inc	948	56
Chemicals - 1.60%				Danaher Corp	180	15
Cabot Corp	702	37		Hill-Rom Holdings Inc	17	2
Dow Chemical Co/The	553	34		Medtronic PLC	897	76
Eastman Chemical Co	306	25		Thermo Fisher Scientific Inc	64	11
Huntsman Corp	935	22				$187
LyondellBasell Industries NV	358	29		Healthcare - Services - 2.79%
		$147		Aetna Inc	429	62
Commercial Services - 1.18%				Anthem Inc	339	62
Aramark	25	1		Humana Inc	129	30
Booz Allen Hamilton Holding Corp	420	16		Quest Diagnostics Inc	502	54
CoreLogic Inc/United States (a)	757	33		UnitedHealth Group Inc	280	49
ManpowerGroup Inc	247	25				$257
United Rentals Inc (a)	313	34		Home Builders - 0.18%
		$109		Toll Brothers Inc	456	17
Computers - 3.12%
Amdocs Ltd	544	35		Insurance - 11.19%
Apple Inc	599	92		Aflac Inc	710	53
DST Systems Inc	8	1		Allstate Corp/The	589	51
International Business Machines Corp	347	53		American Financial Group Inc/OH	497	50
Leidos Holdings Inc	661	37		American International Group Inc	418	27
NetApp Inc	649	26		Assured Guaranty Ltd	30	1
Western Digital Corp	478	43		Berkshire Hathaway Inc - Class B (a)	1,789	296
		$287		Chubb Ltd	462	66
				Everest Re Group Ltd	161	41

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
May 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				Packaging & Containers (continued)
Hanover Insurance Group Inc/The	251	$21		WestRock Co	377	$21
Hartford Financial Services Group Inc/The	757	37				$51
Lincoln National Corp	741	48		Pharmaceuticals - 7.02%
MetLife Inc	455	23		Express Scripts Holding Co (a)	378	23
Old Republic International Corp	1,471	29		Johnson & Johnson	2,176	279
Progressive Corp/The	1,216	52		Merck & Co Inc	2,694	175
Prudential Financial Inc	792	83		Pfizer Inc	5,182	169
Reinsurance Group of America Inc	343	43				$646
Travelers Cos Inc/The	463	58		Pipelines - 1.33%
Unum Group	454	20		Enbridge Inc	753	29
Validus Holdings Ltd	563	30		Kinder Morgan Inc/DE	1,978	37
		$1,029		ONEOK Inc	743	37
Iron & Steel - 1.01%				Targa Resources Corp	420	19
Nucor Corp	628	36				$122
Reliance Steel & Aluminum Co	367	27		REITS - 2.95%
Steel Dynamics Inc	876	30		American Homes 4 Rent	1,238	28
		$93		Camden Property Trust	323	27
Leisure Products & Services - 0.36%				Chimera Investment Corp	1,162	22
Carnival Corp	514	33		Duke Realty Corp	1,354	39
				Equity Commonwealth (a)	392	12
Lodging - 0.49%				Highwoods Properties Inc	641	32
Choice Hotels International Inc	359	23		Hospitality Properties Trust	1,202	35
Extended Stay America Inc	1,180	22		Host Hotels & Resorts Inc	51	1
		$45		Kilroy Realty Corp	13	1
Machinery - Construction & Mining - 0.51%				Liberty Property Trust	426	17
Caterpillar Inc	190	20		Prologis Inc	1,028	57
Oshkosh Corp	422	27		Two Harbors Investment Corp	35	—
		$47				$271
Machinery - Diversified - 0.96%				Retail - 4.47%
Cummins Inc	265	42		Best Buy Co Inc	819	49
Rockwell Automation Inc	294	46		Burlington Stores Inc (a)	127	12
		$88		CVS Health Corp	304	23
Media - 1.46%				Darden Restaurants Inc	377	34
Comcast Corp - Class A	1,218	51		Foot Locker Inc	290	17
Liberty Media Corp-Liberty Formula One - A	733	23		MSC Industrial Direct Co Inc	210	18
Shares (a)				Nu Skin Enterprises Inc	172	9
Time Warner Inc	603	60		PVH Corp	9	1
		$134		Walgreens Boots Alliance Inc	1,054	85
Metal Fabrication & Hardware - 0.24%				Wal-Mart Stores Inc	1,775	140
Timken Co/The	473	22		World Fuel Services Corp	642	23
						$411
Miscellaneous Manufacturers - 3.10%				Semiconductors - 3.75%
Crane Co	269	21		Analog Devices Inc	494	42
Dover Corp	363	30		Applied Materials Inc	1,601	73
General Electric Co	5,007	137		Intel Corp	3,119	113
Ingersoll-Rand PLC	529	47		Lam Research Corp	189	29
Parker-Hannifin Corp	316	50		Micron Technology Inc (a)	1,164	36
		$285		NVIDIA Corp	17	3
Oil & Gas - 8.77%				QUALCOMM Inc	538	31
Anadarko Petroleum Corp	76	4		Teradyne Inc	502	18
Chevron Corp	1,815	188				$345
ConocoPhillips	754	34		Shipbuilding - 0.33%
CVR Energy Inc	11	—		Huntington Ingalls Industries Inc	153	30
EOG Resources Inc	537	48
Exxon Mobil Corp	3,627	292		Software - 2.42%
Helmerich & Payne Inc	15	1		CA Inc	1,005	32
Marathon Petroleum Corp	1,078	56		Oracle Corp	2,681	122
Occidental Petroleum Corp	288	17		Synopsys Inc (a)	590	44
Patterson-UTI Energy Inc	42	1		VMware Inc (a)	259	25
Phillips 66	723	55				$223
Rowan Cos PLC (a)	631	8		Telecommunications - 3.95%
Tesoro Corp	438	36		AT&T Inc	4,327	167
Transocean Ltd (a)	1,642	15		Cisco Systems Inc	4,549	143
Valero Energy Corp	848	52		Verizon Communications Inc	1,138	53
		$807				$363
Oil & Gas Services - 1.40%				Transportation - 1.08%
Halliburton Co	914	41		CSX Corp	192	10
Schlumberger Ltd	858	60		Norfolk Southern Corp	399	50
TechnipFMC PLC (a)	981	28		Union Pacific Corp	352	39
		$129				$99
Packaging & Containers - 0.55%				TOTAL COMMON STOCKS		$9,160
Sonoco Products Co	597	30

See accompanying notes

		Schedule of Investments
		SystematEx Large Value Fund
		May 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.36%	Shares Held	Value(000	's)
Money Market Funds - 0.36%
Morgan Stanley Institutional Liquidity Funds -	32,883	$33
Government Portfolio

TOTAL INVESTMENT COMPANIES		$33
Total Investments		$9,193
Other Assets and Liabilities - 0.06%		$6
TOTAL NET ASSETS - 100.00%		$9,199

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.71%
Consumer, Non-cyclical		17.33%
Energy		11.51%
Industrial		10.97%
Technology		9.29%
Consumer, Cyclical		7.32%
Communications		5.41%
Utilities		4.43%
Basic Materials		2.61%
Investment Companies		0.36%
Other Assets and Liabilities		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

Glossary to the Schedule of Investments
May 31, 2017 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PEN PHP PLN RON RUB SEK SGD TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Romanian New Leu

Russian Rouble

Swedish Krona

Singapore Dollar

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

At May 31, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Blue Chip Fund	$365,548	$(25,879)	$339,669	$1,385,488
Bond Market Index Fund	19,395	(10,688)	8,707	2,049,327
Capital Securities Fund	14,377	(2,737)	11,640	358,578
Diversified Real Asset Fund	160,111	(97,046)	63,065	4,171,933
Dynamic High Yield Explorer Fund	237	(89)	148	15,479
EDGE MidCap Fund	54,405	(8,899)	45,506	248,793
Global Multi-Strategy Fund	121,355	(52,977)	68,378	2,965,639
Global Opportunities Fund	161,556	(12,945)	148,611	1,189,151
International Equity Index Fund	156,927	(72,906)	84,021	926,280
International Small Company Fund	110,713	(14,224)	96,489	706,485
Multi-Manager Equity Long/Short Fund	21,209	(4,153)	17,056	325,804
Opportunistic Municipal Fund*	8,843	(1,634)	7,209	107,331
Origin Emerging Markets Fund	114,876	(7,949)	106,927	476,373
Preferred Securities Fund	385,446	(37,145)	348,301	5,418,994
Real Estate Allocation Fund	24	(19)	5	1,488
Real Estate Debt Income Fund	2,331	(2,481)	(150)	196,556
Small-MidCap Dividend Income Fund	564,256	(122,941)	441,315	2,667,545
SystematEx International Fund	10,621	(1,067)	9,554	63,509
SystematEx Large Value Fund	1,435	(126)	1,309	7,884

* The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation

Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below includes transfers from Level 1 to Level 2 at May 31, 2017 due to lack of exchange traded valuation data:

Diversified Real Asset Fund	$7,498,853
Global Multi-Strategy Fund	169,791
Global Opportunities Fund	7,643,520
International Equity Index Fund	1,752,431
Origin Emerging Markets Fund	54,162,363
SystematEx International Fund	11,962

In addition, the following amount was transferred from Level 2 to Level 1 at May 31, 2017 as the valuations for certain countries reflect the exchange close price.

Diversified Real Asset Fund $ 7,167,461

Below are transfers from Level 2 to Level 1 at May 31, 2017 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$1,052,600
Preferred Securities Fund	25,573,539

The following is a summary of the inputs used as of May 31, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$1,717,079	$—	$—	$1,717,079
Investment Companies*	8,078	—	—	8,078
Total investments in securities $	1,725,157	$—	$—	$1,725,157

Bond Market Index Fund
Bonds*	$—	$657,391	$—	$657,391
Investment Companies*	126,301	—	—	126,301
Municipal Bonds*	—	14,117	—	14,117
U.S. Government & Government Agency Obligations*	—	1,260,225	—	1,260,225
Total investments in securities $	126,301	$1,931,733	$—	$2,058,034
Short Sales
U.S. Government & Government Agency Obligations	$—	$(845)	$—	$(845)
Total Short Sales $	—	$(845)	$—	$(845)

Capital Securities Fund
Bonds*	$—	$325,226	$—	$325,226
Investment Companies*	12,702	—	—	12,702
Preferred Stocks
Communications	—	8,481	—	8,481
Financial	8,013	8,862	—	16,875
Utilities	1,021	5,913	—	6,934
Total investments in securities $	21,736	$348,482	$—	$370,218

Diversified Real Asset Fund
Bonds*	$—	$323,332	$—	$323,332
Commodity Indexed Structured Notes*	—	18,441	—	18,441
Common Stocks
Basic Materials	214,823	196,874	—	411,697
Communications	—	927	—	927
Consumer, Cyclical	39,638	12,592	—	52,230
Consumer, Non-cyclical	60,340	129,620	—	189,960
Diversified	2,647	7,807	—	10,454
Energy	491,156	29,961	1	521,118
Financial	297,755	192,016	—	489,771
Industrial	119,792	128,253	—	248,045
Technology	2,556	—	—	2,556
Utilities	133,037	125,825	—	258,862
Convertible Bonds*	—	271	—	271
Investment Companies*	215,210	—	—	215,210
Preferred Stocks*	2,430	—	—	2,430
Senior Floating Rate Interests*	—	832,317	—	832,317
U.S. Government & Government Agency Obligations*	—	639,360	—	639,360
Purchased Interest Rate Swaptions	—	328	—	328
Purchased Options	278	276	—	554
Total investments in securities $	1,579,662	$2,638,200	$1	$4,217,863
Assets
Commodity Contracts**
Futures	$7,308	$—	$—	$7,308
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$8,737	$—	$8,737
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$557	$—	$557
Futures	175	—	—	175
Interest Rate Swaps	—	606	—	606
Liabilities
Commodity Contracts**
Futures	$(12,763)	$—	$—	$(12,763)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(7,479)	$—	$(7,479)
Written Options	—	(25)	—	(25)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(892)	$—	$(892)
Futures	(548)	—	—	(548)
Interest Rate Swaps	—	(682)	—	(682)
Interest Rate Swaptions	—	(4)	—	(4)
Options	(105)	—	—	(105)
Total Return Swaps	—	(655)	—	(655)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Dynamic Floating Rate High Income Fund
Bonds*	$—	$3,497	$—	$3,497
Investment Companies*	1,642	—	—	1,642
Senior Floating Rate Interests*	—	10,488	—	10,488
Total investments in securities $	1,642	$13,985	$—	$15,627

EDGE MidCap Fund
Common Stocks*	$289,667	$—	$—	$289,667
Investment Companies*	4,632	—	—	4,632
Total investments in securities $	294,299	$—	$—	$294,299

Global Multi-Strategy Fund
Bonds*	$—	$796,086	$26,343	$822,429
Common Stocks
Basic Materials	63,783	17,063	—	80,846
Communications	118,759	17,207	—	135,966
Consumer, Cyclical	105,215	42,377	13	147,605
Consumer, Non-cyclical	175,590	67,683	—	243,273
Diversified	2,336	1,412	—	3,748
Energy	59,242	7,959	—	67,201
Financial	117,241	49,874	2,823	169,938
Industrial	74,765	41,681	—	116,446
Technology	102,589	7,407	—	109,996
Utilities	9,750	13,513	—	23,263
Convertible Bonds*	—	67,882	—	67,882
Convertible Preferred Stocks
Communications	964	—	274	1,238
Consumer, Cyclical	—	—	34	34
Consumer, Non-cyclical	7,292	110	—	7,402
Financial	2,958	2,670	—	5,628
Industrial	385	—	—	385
Technology	78	420	—	498
Utilities	1,411	122	—	1,533
Investment Companies*	488,665	—	—	488,665
Preferred Stocks
Communications	—	107	1,939	2,046
Consumer, Cyclical	—	1,014	—	1,014
Financial	—	—	863	863
Industrial	—	—	1,239	1,239
Technology	—	—	198	198
Repurchase Agreements*	—	122,119	—	122,119
Senior Floating Rate Interests*	—	163,809	—	163,809
U.S. Government & Government Agency Obligations*	—	241,857	—	241,857
Purchased Interest Rate Swaptions	—	1	—	1
Purchased Options	5,230	1,665	—	6,895
Total investments in securities $	1,336,253	$1,664,038	$33,726	$3,034,017
Short Sales
Bonds	$—	$(30,009)	$—	$(30,009)
Common Stocks
Basic Materials	(5,562)	(8,761)	—	(14,323)
Communications	(22,678)	(13,068)	—	(35,746)
Consumer, Cyclical	(43,529)	(16,900)	—	(60,429)
Consumer, Non-cyclical	(23,098)	(20,432)	—	(43,530)
Diversified	—	(574)	—	(574)
Energy	(13,961)	(4,672)	—	(18,633)
Financial	(38,080)	(24,560)	—	(62,640)
Industrial	(15,650)	(16,816)	—	(32,466)
Technology	(29,479)	(1,396)	—	(30,875)
Utilities	(6,954)	(9,332)	—	(16,286)
Convertible Bonds	—	(916)	—	(916)
Investment Companies	(362)	—	—	(362)
U.S. Government & Government Agency Obligations	—	(128,179)	—	(128,179)
Total Short Sales$	(199,353)	$(275,615)	$—	$(474,968)
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,203	$—	$1,203
Exchange Cleared Credit Default Swaps	—	211	—	211
Equity Contracts**
Futures	$6,183	$—	$—	$6,183
Synthetic Futures	—	561	—	561
Total Return Equity Basket Swaps	—	12,192	—	12,192
Total Return Swaps	—	68	—	68
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$19,375	$—	$19,375

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,211	$—	$1,211
Futures	3,801	—	—	3,801
Interest Rate Swaps	—	18	—	18
Synthetic Futures	—	76	—	76
Total Return Swaps	—	353	—	353
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(3,078)	$—	$(3,078)
Exchange Cleared Credit Default Swaps	—	(419)	—	(419)
Equity Contracts**
Futures	$(3,642)	$—	$—	$(3,642)
Options	(1,627)	—	—	(1,627)
Synthetic Futures	—	(110)	—	(110)
Total Return Equity Basket Swaps	—	(1,398)	—	(1,398)
Total Return Swaps	—	(8)	—	(8)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(35,290)	$—	$(35,290)
Written Options	—	(1,001)	—	(1,001)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,074)	$—	$(1,074)
Futures	(1,616)	—	—	(1,616)
Interest Rate Swaps	—	(806)	—	(806)
Options	(1,000)	—	—	(1,000)
Synthetic Futures	—	(267)	—	(267)
Total Return Swaps	—	(189)	—	(189)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$17,011	$—	$17,011
Communications	106,127	27,118	—	133,245
Consumer, Cyclical	61,418	72,410	—	133,828
Consumer, Non-cyclical	181,241	126,940	—	308,181
Diversified	—	10,373	—	10,373
Energy	40,784	26,389	—	67,173
Financial	129,122	165,264	—	294,386
Industrial	74,429	68,596	—	143,025
Technology	96,634	47,058	—	143,692
Utilities	36,734	12,872	—	49,606
Investment Companies*	37,242	—	—	37,242
Total investments in securities $	763,731	$574,031	$—	$1,337,762

International Equity Index Fund
Common Stocks
Basic Materials	$—	$63,471	$—	$63,471
Communications	—	65,428	—	65,428
Consumer, Cyclical	1,282	121,365	—	122,647
Consumer, Non-cyclical	2,387	236,944	—	239,331
Diversified	—	6,810	—	6,810
Energy	—	48,779	—	48,779
Financial	—	236,556	—	236,556
Industrial	—	125,648	—	125,648
Technology	3,774	30,036	—	33,810
Utilities	—	34,853	—	34,853
Investment Companies*	27,749	—	—	27,749
Preferred Stocks
Basic Materials	—	278	—	278
Consumer, Cyclical	—	3,150	—	3,150
Consumer, Non-cyclical	—	1,791	—	1,791
Total investments in securities $	35,192	$975,109	$—	$1,010,301
Assets
Equity Contracts**
Futures	$690	$—	$—	$690

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Small Company Fund
Common Stocks
Basic Materials	$14,736	$43,103	$—	$57,839
Communications	9,725	24,965	—	34,690
Consumer, Cyclical	10,393	118,402	—	128,795
Consumer, Non-cyclical	—	140,832	—	140,832
Diversified	—	9,233	—	9,233
Energy	21,261	14,094	—	35,355
Financial	10,015	158,298	—	168,313
Industrial	10,966	131,260	—	142,226
Technology	13,504	38,576	—	52,080
Utilities	2,955	10,549	—	13,504
Investment Companies*	13,803	—	—	13,803
Preferred Stocks
Industrial	—	6,304	—	6,304
Total investments in securities $	107,358	$695,616	$—	$802,974

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	$15,016	$6,219	$—	$21,235
Communications	23,003	3,840	—	26,843
Consumer, Cyclical	24,164	10,491	—	34,655
Consumer, Non-cyclical	42,077	11,447	—	53,524
Diversified	20	—	—	20
Energy	8,623	1,754	—	10,377
Financial	25,693	11,944	—	37,637
Industrial	19,932	19,433	—	39,365
Technology	30,597	5,865	—	36,462
Utilities	2,042	1,252	—	3,294
Investment Companies*	67,497	—	—	67,497
U.S. Government & Government Agency Obligations*	—	11,951	—	11,951
Total investments in securities $	258,664	$84,196	$—	$342,860
Short Sales
Common Stocks
Basic Materials	$(2,647)	$(1,602)	$—	$(4,249)
Communications	(4,368)	(1,203)	—	(5,571)
Consumer, Cyclical	(6,985)	(5,972)	—	(12,957)
Consumer, Non-cyclical	(22,041)	(3,954)	—	(25,995)
Diversified	—	(45)	—	(45)
Energy	(6,890)	(207)	—	(7,097)
Financial	(13,196)	(3,691)	—	(16,887)
Industrial	(10,615)	(6,245)	—	(16,860)
Technology	(9,031)	(836)	—	(9,867)
Utilities	(3,459)	(2,008)	—	(5,467)
Investment Companies	(14,747)	—	—	(14,747)
Total Short Sales$	(93,979)	$(25,763)	$—	$(119,742)
Assets
Equity Contracts**
Futures	$488	$—	—	$488
Synthetic Futures	—	8	—	8
Total Return Equity Basket Swaps	—	1,251	—	1,251
Total Return Swaps	—	13	—	13
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$608	—	$608
Liabilities
Equity Contracts**
Futures	$(918)	$—	—	$(918)
Total Return Equity Basket Swaps	—	(168)	—	(168)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,648)	—	$(1,648)

Opportunistic Municipal Fund
Bonds*	$—	$505	$—	$505
Investment Companies*	115	—	—	115
Municipal Bonds*	—	119,160	—	119,160
Total investments in securities $	115	$119,665	$—	$119,780

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$2,130	$38,268	$—	$40,398
Communications		33,019	50,957	—	83,976
Consumer, Cyclical		—	35,146	—	35,146
Consumer, Non-cyclical		19,640	35,371	—	55,011
Diversified		—	12,613	—	12,613
Energy		—	31,773	—	31,773
Financial		938	100,423	—	101,361
Industrial		5,671	75,272	—	80,943
Technology		45,250	57,200	—	102,450
Utilities		5,671	8,179	—	13,850
Investment Companies*		25,779	—	—	25,779
	Total investments in securities $	138,098	$445,202	$—	$583,300
Assets
Equity Contracts**
Futures		$8	$—	$—	$8

Preferred Securities Fund
Bonds*		$—	$3,943,912	$—	$3,943,912
Convertible Preferred Stocks
Financial		77,202	—	—	77,202
Investment Companies*		307,047	—	—	307,047
Preferred Stocks
Communications		130,210	139,784	—	269,994
Consumer, Non-cyclical		—	26,223	—	26,223
Financial		786,526	155,703	—	942,229
Government		—	28,122	—	28,122
Industrial		39,938	—	—	39,938
Utilities		117,789	9,572	—	127,361
Purchased Options		7,964	—	—	7,964
	Total investments in securities $	1,466,676	$4,303,316	$—	$5,769,992
Liabilities
Equity Contracts**
Options		$(3,611)	$—	$—	$(3,611)

Real Estate Allocation Fund
Investment Companies*		$1,493	$—	$—	$1,493
	Total investments in securities $	1,493	$—	$—	$1,493

Real Estate Debt Income Fund
Bonds*		$—	$192,383	$—	$192,383
Investment Companies*		4,023	—	—	4,023
	Total investments in securities $	4,023	$192,383	$—	$196,406

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		$83,743	$—	$—	$83,743
Communications		86,436	—	—	86,436
Consumer, Cyclical		305,787	—	—	305,787
Consumer, Non-cyclical		353,994	—	—	353,994
Energy		200,432	—	—	200,432
Financial		1,186,868	12,171	—	1,199,039
Government		47,098	—	—	47,098
Industrial		413,157	—	—	413,157
Technology		152,572	—	—	152,572
Utilities		197,570	—	—	197,570
Investment Companies*		69,032	—	—	69,032
	Total investments in securities $	3,096,689	$12,171	$—	$3,108,860

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SystematEx International Fund
Common Stocks
Basic Materials		$—	$6,366	$—	$6,366
Communications		—	3,976	—	3,976
Consumer, Cyclical		—	11,373	—	11,373
Consumer, Non-cyclical		87	15,616	—	15,703
Diversified		—	934	—	934
Energy		—	5,382	—	5,382
Financial		591	15,851	—	16,442
Industrial		—	7,528	—	7,528
Technology		88	2,526	—	2,614
Utilities		—	2,297	—	2,297
Investment Companies*		243	—	—	243
Preferred Stocks
Consumer, Non-cyclical		—	205	—	205
	Total investments in securities $	1,009	$72,054	$—	$73,063

SystematEx Large Value Fund
Common Stocks*		$9,160	$—	$—	$9,160
Investment Companies*		33	—	—	33
	Total investments in securities $	9,193	$—	$—	$9,193

* For additional detail regarding sector classifications, please see the Schedules of Investments.

** Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of May 31, 2017 have not been audited. This report is provided for the general information of the Funds' shareholders.

For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	May 31, 2017	Valuation Technique	Unobservable Input	Input Value(s)

Global Multi-Strategy Fund	Bonds	$69	Benchmark Pricing	Base Price	$0.00 - 28.82
			Indicative Market
	Bonds	$23,709	Quotations	Broker Quote	$0.09 - 100.00
	Bonds	$2,565	Third Party Vendor	Broker Quote	$97.33 - 99.84
	Common Stocks	$63	Benchmark Pricing	Base Price	$0.00 - 51.81
			Indicative Market
	Common Stocks	$2,773	Quotations	Broker Quote	$9,903.01
	Convertible Preferred Stocks	$308	Benchmark Pricing	Base Price	$2.19 - 105.00
	Preferred Stocks	$3,000	Benchmark Pricing	Base Price	$1.84 - 51.81
			Indicative Market
	Preferred Stocks	$1,239	Quotations	Broker Quote	$101.94
		$33,726

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

										Net Change in
										Unrealized
				Accrued Discounts /						Appreciation/
				Premiums and Change						(Depreciation) on
	Fair Value as of		Realized	in Unrealized			Transfers into	Transfers Out	Fair Value as of	Investments held at May
Fund	August 31, 2016		Gain/(Loss)	Gain/(Loss)	Purchases	Proceeds from Sales	Level 3*	of Level 3**	May 31, 2017	31, 2017

Global Multi-Strategy Fund
Bonds		12,150	-	(38)	18,533	(424)	1,365	(5,243)	26,343	(456)
Common Stocks									-
Consumer, Cyclical		19	-	(6)	-	-	-	-	13	(6)
Financial		2,814	-	9	-	-	-	-	2,823	9
Convertible Preferred Stocks									-
Communications		267	-	7	-	-	-	-	274	7
Consumer, Cyclical		41	-	(7)	-	-	-	-	34	(7)
Technology		64	-					(64)	-	-
Preferred Stocks									-
Communications		2,045	-	(38)	48	-	-	(116)	1,939	(50)
Financial		785	-	78	-	-	-	-	863	78
Industrial		149	-	24	1,215	-	-	(149)	1,239	(38)
Technology		315	-	(73)	-	-	-	(44)	198	(73)
Short Sales									-
Communications		(24)	-	-	-	-	-	24	-	-
Total		18,625	-	(44)	19,796	(424)	1,365	(5,592)	33,726	(536)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of May 31, 2017 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/18/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/18/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 07/18/2017